UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF

REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-4492

MFS SERIES TRUST X

(Exact name of registrant as specified in charter)

500 Boylston Street, Boston, Massachusetts 02116

(Address of principal executive offices) (Zip code)

Susan S. Newton

Massachusetts Financial Services Company

500 Boylston Street

Boston, Massachusetts 02116

(Name and address of agents for service)

Registrant’s telephone number, including area code: (617) 954-5000

Date of fiscal year end: May 31

Date of reporting period: November 30, 2009*

*	This Form N-CSR pertains to the following series of the Registrant: MFS Aggressive Growth Allocation Fund, MFS Conservative Allocation Fund, MFS Emerging Markets Equity Fund, MFS Growth Allocation Fund, MFS International Diversification Fund, MFS International Growth Fund, MFS International Value Fund and MFS Moderate Allocation Fund.

ITEM 1.	REPORTS TO STOCKHOLDERS.

MFS® Emerging Markets Equity Fund

The report is prepared for the general information of shareholders. It is authorized for distribution to prospective investors only when preceded or accompanied by a current prospectus.

NOT FDIC INSURED • MAY LOSE VALUE •

NO BANK GUARANTEE

11/30/09

FEM-SEM

LETTER FROM THE CEO

Dear Shareholders:

There remains some question as to when the global economy will achieve a sustainable recovery. While some economists and market watchers are optimistic that the worst is behind us, a number also agree with U.S. Federal Reserve Board Chairman Ben Bernanke who said in September that “even though from a technical perspective the recession is very likely over at this point, it’s still going to feel like a very weak economy for some time.”

Have we in fact turned the corner? We have seen tremendous rallies in the markets over the past six months. The Fed has cut interest rates aggressively toward zero to support credit markets, global deleveraging has helped diminish inflationary concerns, and stimulus measures have put more money in the hands of the government and individuals to keep the economy moving. Still, unemployment remains high, consumer confidence and spending continue to waiver, and the housing market, while improving, has a long way to go to recover.

Regardless of lingering market uncertainties, MFS® is confident that the fundamental principles of long-term investing will always apply. We encourage investors to speak with their advisors to identify and research long-term investment opportunities thoroughly. Global research continues to be one of the hallmarks of MFS, along with a unique collaboration between our portfolio managers and sector analysts, who regularly discuss potential investments before making both buy and sell decisions.

As we continue to dig out from the worst financial crisis in decades, keep in mind that while the road back to sustainable recovery will be slow, gradual, and even bumpy at times, conditions are significantly better than they were six months ago.

Respectfully,

Robert J. Manning

Chief Executive Officer and Chief Investment Officer

MFS Investment Management®

January 15, 2010

The opinions expressed in this letter are subject to change, may not be relied upon for investment advice, and no forecasts can be guaranteed.

1

PORTFOLIO COMPOSITION

Portfolio structure

Top ten holdings
Petroleo Brasileiro S.A., ADR	4.2%
Samsung Electronics Co. Ltd.	3.8%
OAO Gazprom, ADR	2.4%
Vale S.A., ADR	2.4%
Infosys Technologies Ltd., ADR	2.3%
China Construction Bank	2.1%
Taiwan Semiconductor Manufacturing Co. Ltd.	2.1%
Public Bank Berhad	2.0%
LUKOIL, ADR	1.9%
Steel Authority of India Ltd.	1.8%

Equity sectors
Financial Services	23.5%
Energy	16.0%
Technology	12.6%
Utilities & Communications	10.6%
Basic Materials	9.0%
Consumer Staples	6.2%
Special Products & Services	5.4%
Retailing	5.4%
Autos & Housing	3.4%
Health Care	2.5%
Leisure	2.4%
Industrial Goods & Services	0.9%
Transportation	0.3%

Country weightings (w)
Brazil	17.5%
China	12.3%
India	11.1%
Taiwan	8.1%
Russia	7.4%
South Africa	7.2%
Mexico	6.8%
South Korea	6.7%
Hong Kong	6.0%
Other Countries	16.9%

(w)	Country weightings are based on the valuation currency of each security.

Percentages are based on net assets as of 11/30/09.

The portfolio is actively managed and current holdings may be different.

2

MARKET ENVIRONMENT

After having suffered through one of the largest and most concentrated downturns since the 1930s, most asset markets staged a remarkable rebound during 2009. This recovery in global activity, which covers this reporting period, has been led importantly by emerging Asian economies, but broadening to include most of the global economy to varying degrees. Primary drivers of the recovery included an unwinding of the inventory destocking that took place earlier, as well as massive fiscal and monetary stimulus.

During the worst of the credit crisis, policy makers globally loosened monetary and fiscal policy on a massive scale. By the beginning of the reporting period, several central banks had approached their lower bound on policy rates and were examining the implementation and ramifications of quantitative easing as a means to further loosen monetary policy to offset the continuing fall in global economic activity. However, by the end of the period, there were ever-broadening signs that the global macroeconomic deterioration had passed, which caused the subsequent rise in asset valuations. As most asset prices rebounded in the second half of the period and the demand for liquidity waned, the debate concerning the existence of asset bubbles and the need for monetary exit strategies had begun, creating added uncertainty regarding the forward path of policy rates.

3

EXPENSE TABLE

Fund expenses borne by the shareholders during the period,

June 1, 2009 through November 30, 2009

As a shareholder of the fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on certain purchase or redemption payments, and (2) ongoing costs, including management fees; distribution and service (12b-1) fees; and other fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period June 1, 2009 through November 30, 2009.

The expenses include the payment of a portion of the transfer-agent-related expenses of MFS funds that invest in the fund. For further information, please see the Notes to the Financial Statements.

Actual Expenses

The first line for each share class in the following table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line for each share class in the following table provides information about hypothetical account values and hypothetical expenses based on the fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads). Therefore, the second line for each share class in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

4

Expense Table – continued

Share Class		Annualized Expense Ratio	Beginning Account Value 6/01/09	Ending Account Value 11/30/09	Expenses Paid During Period (p) 6/01/09-11/30/09
A	Actual	1.85%	$1,000.00	$1,239.48	$10.39
	Hypothetical (h)	1.85%	$1,000.00	$1,015.79	$9.35
B	Actual	2.60%	$1,000.00	$1,235.58	$14.57
	Hypothetical (h)	2.60%	$1,000.00	$1,012.03	$13.11
C	Actual	2.60%	$1,000.00	$1,234.91	$14.57
	Hypothetical (h)	2.60%	$1,000.00	$1,012.03	$13.11
I	Actual	1.60%	$1,000.00	$1,241.41	$8.99
	Hypothetical (h)	1.60%	$1,000.00	$1,017.05	$8.09
R1	Actual	2.60%	$1,000.00	$1,234.89	$14.57
	Hypothetical (h)	2.60%	$1,000.00	$1,012.03	$13.11
R2	Actual	2.10%	$1,000.00	$1,238.03	$11.78
	Hypothetical (h)	2.10%	$1,000.00	$1,014.54	$10.61
R3	Actual	1.85%	$1,000.00	$1,239.91	$10.39
	Hypothetical (h)	1.85%	$1,000.00	$1,015.79	$9.35
R4	Actual	1.59%	$1,000.00	$1,241.32	$8.93
	Hypothetical (h)	1.59%	$1,000.00	$1,017.10	$8.04

(h)	5% class return per year before expenses.
(p)	Expenses paid is equal to each class’ annualized expense ratio, as shown above, multiplied by the average account value over the period, multiplied by the number of days in the period, divided by the number of days in the year. Expenses paid do not include any applicable sales charges (loads). If these transaction costs had been included, your costs would have been higher.

5

PORTFOLIO OF INVESTMENTS

11/30/09 (unaudited)

The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.

Common Stocks - 98.2%
Issuer	Shares/Par	Value ($)

Aerospace - 0.1%
Embraer-Empresa Brasileira de Aeronautica S.A., ADR (a)	30,270	$615,389

Airlines - 0.3%
Copa Holdings S.A., “A”	29,580	$1,473,971

Alcoholic Beverages - 0.9%
Companhia de Bebidas das Americas, ADR	44,640	$4,390,792

Apparel Manufacturers - 2.3%
Li & Fung Ltd.	1,542,000	$6,207,754
Stella International Holdings	2,691,000	5,041,686

		$11,249,440
Automotive - 0.9%
PT Astra International Tbk.	1,226,000	$4,203,355

Broadcasting - 0.6%
Grupo Televisa S.A., ADR	148,790	$3,060,610

Brokerage & Asset Managers - 2.6%
BM&F Bovespa S.A.	292,900	$1,968,795
Bolsa Mexicana de Valores S.A. de C.V. (a)	1,677,400	2,104,006
Hong Kong Exchanges & Clearing Ltd.	485,900	8,664,638

		$12,737,439
Business Services - 3.8%
Companhia Brasileira de Meios de Pagamento	249,910	$2,341,794
Infosys Technologies Ltd., ADR	220,660	11,247,040
Kroton Educacional S.A., IEU	307,343	3,133,831
Redecard S.A.	145,100	2,215,141

		$18,937,806
Cable TV - 1.0%
Naspers Ltd.	126,790	$4,759,799

Computer Software - 0.4%
Totvs S.A.	33,700	$1,999,732

6

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Common Stocks - continued
Computer Software - Systems - 2.5%
Acer, Inc.	2,195,000	$5,463,796
Hon Hai Precision Industry Co. Ltd.	1,559,300	6,590,161

		$12,053,957
Conglomerates - 1.1%
First Pacific Co. Ltd.	9,450,000	$5,474,868

Construction - 2.5%
Anhui Conch Cement Co. Ltd.	832,000	$4,927,555
Corporacion Moctezuma S.A. de C.V.	1,064,700	2,717,069
Duratex S.A.	352,744	3,108,487
Urbi Desarrollos Urbanos S.A. de C.V. (a)	742,700	1,509,953

		$12,263,064
Consumer Products - 2.4%
Dabur India Ltd.	1,451,620	$4,922,994
Hengan International Group Co. Ltd.	466,000	3,346,159
Kimberly-Clark de Mexico S.A. de C.V., “A”	414,200	1,738,319
Natura Cosmeticos S.A.	100,820	1,926,808

		$11,934,280
Consumer Services - 0.5%
Anhanguera Educacional Participacoes S.A., IEU (a)	172,600	$2,388,182

Electronics - 8.5%
MediaTek, Inc.	332,277	$5,235,229
Samsung Electronics Co. Ltd.	30,395	18,820,433
Taiwan Semiconductor Manufacturing Co. Ltd.	5,434,695	10,319,148
Taiwan Semiconductor Manufacturing Co. Ltd., ADR	707,169	7,347,486

		$41,722,296
Energy - Independent - 7.1%
China Shenhua Energy Co. Ltd.	1,115,000	$5,452,675
CNOOC Ltd.	5,576,000	8,636,352
OAO Tatneft (a)	77,950	2,388,217
Oil & Natural Gas Corp. Ltd.	253,667	6,569,917
PTT Exploration & Production Ltd.	568,400	2,231,199
Reliance Industries Ltd.	304,586	6,996,480
Turkiye Petrol Rafinerileri AS	144,066	2,461,995

		$34,736,835

7

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Common Stocks - continued
Energy - Integrated - 8.6%
LUKOIL, ADR	162,910	$9,465,071
OAO Gazprom, ADR	518,100	11,937,159
Petroleo Brasileiro S.A., ADR	403,310	20,681,737

		$42,083,967
Engineering - Construction - 0.4%
Orascom Construction Industries	53,427	$2,181,269

Food & Beverages - 1.4%
Grupo Continental S.A.	1,156,450	$2,660,562
Tiger Brands Ltd.	115,000	2,509,190
Tradewinds Berhad	2,354,300	1,901,483

		$7,071,235
Food & Drug Stores - 0.4%
Shoprite Group PLC	259,330	$2,172,375

Forest & Paper Products - 0.2%
Suzano Papel E Celulose S.A., IPS	95,500	$1,020,009

Gaming & Lodging - 0.8%
Genting Berhad	1,911,500	$3,922,509

General Merchandise - 1.0%
Bim Birlesik Magazalar A.S.	72,564	$2,855,317
Massmart Holdings Ltd.	174,690	1,986,819

		$4,842,136
Health Maintenance Organizations - 0.8%
OdontoPrev S.A.	120,700	$3,919,054

Insurance - 2.5%
China Life Insurance	1,541,000	$7,714,892
Samsung Fire & Marine Insurance Co. Ltd.	27,234	4,750,365

		$12,465,257
Internet - 0.2%
Universo Online S.A., IPS	165,600	$885,778

Machinery & Tools - 0.4%
Beml Ltd.	98,730	$2,142,422

8

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Common Stocks - continued
Major Banks - 4.2%
Banco Santander Chile, ADR	56,870	$3,457,696
Bank of China Ltd.	13,047,000	7,356,777
Standard Chartered PLC	293,250	7,360,241
Standard Chartered PLC	98,490	2,421,273

		$20,595,987
Medical & Health Technology & Services - 0.6%
Diagnosticos da America S.A. (a)	92,200	$2,857,123

Metals & Mining - 7.4%
Grupo Mexico S.A.B. de C.V., “B”	730,565	$1,718,046
Mining & Metallurgical Co. Norilsk Nickel, ADR (a)	208,000	2,876,385
National Aluminum Co. Ltd.	805,889	6,567,340
Novolipetsk Steel, GDR (a)	83,850	2,526,401
Steel Authority of India Ltd.	2,130,121	9,074,423
Usinas Siderurgicas de Minas Gerais S.A., IPS	60,325	1,759,408
Vale S.A., ADR	411,180	11,788,531

		$36,310,534
Network & Telecom - 1.0%
High Tech Computer Corp.	428,413	$4,859,403

Oil Services - 0.3%
Tenaris S.A., ADR	41,030	$1,619,044

Other Banks & Diversified Financials - 12.1%
ABSA Group Ltd.	151,880	$2,625,061
Banco Compartamos S.A.	547,600	2,623,398
Banco Santander, S.A., IEU (a)	111,900	1,488,388
Bancolombia S.A., ADR	31,090	1,333,761
China Construction Bank	11,805,000	10,510,190
China Merchants Bank Co. Ltd.	282,900	766,563
Credicorp Ltd.	18,440	1,317,538
CSU Cardsystem S.A. (a)	613,270	2,829,671
Grupo Financiero Banorte S.A. de C.V.	303,900	1,051,679
Hana Financial Group, Inc.	182,500	5,281,325
Housing Development Finance Corp. Ltd.	115,661	6,912,378
Itau Unibanco Multiplo S.A., ADR	196,801	4,378,822
OTP Bank Ltd., GDR (a)	165,950	2,500,867
Public Bank Berhad	3,029,000	9,660,657
Turkiye Garanti Bankasi A.S.	1,240,090	4,247,009

9

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Common Stocks - continued
Other Banks & Diversified Financials - continued
Turkiye Is Bankasi A.S., “C”	616,300	$2,110,096

		$59,637,403
Pharmaceuticals - 1.1%
Genomma Lab Internacional S.A., “B” (a)	2,791,600	$5,332,239

Precious Metals & Minerals - 1.4%
Gold Fields Ltd.	216,990	$3,198,963
Impala Platinum Holdings Ltd.	163,680	3,812,820

		$7,011,783
Real Estate - 2.1%
Brasil Brokers Participacoes	551,100	$1,814,502
China Overseas Land & Investment Ltd.	1,898,000	4,080,061
Hang Lung Properties Ltd.	1,180,000	4,308,875

		$10,203,438
Specialty Stores - 1.7%
Dufry South America Ltd., BDR	101,090	$2,038,500
Foschini Ltd.	429,130	3,291,639
Lewis Group Ltd.	418,673	2,900,463
Truworths International Ltd.	10	56

		$8,230,658
Telecommunications - Wireless - 7.0%
America Movil S.A.B. de C.V., “L”, ADR	185,780	$8,988,036
China Mobile Ltd.	431,500	4,042,155
Egyptian Co. for Mobil Services (Mobinil)	56,770	1,981,819
Mobile TeleSystems OJSC, ADR	89,190	4,466,635
MTN Group Ltd.	516,950	8,306,668
Philippine Long Distance Telephone Co.	41,600	2,284,545
Vimpel-Communications, ADR	145,670	2,780,840
Vivo Participacoes S.A., ADR	51,520	1,571,360

		$34,422,058
Telephone Services - 0.9%
China Unicom Ltd., ADR	265,350	$3,568,958
Empresa Nacional de Telecomunicaciones S.A.	76,228	1,047,934

		$4,616,892

10

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Common Stocks - continued
Tobacco - 1.5%
British American Tobacco PLC	102,320	$3,115,583
KT&G Corp.	74,772	4,338,150

		$7,453,733
Utilities - Electric Power - 2.7%
AES Tiete S.A., IPS	92,000	$998,872
CEZ AS	67,100	3,357,373
Eletropaulo Metropolitana S.A., IPS	154,540	2,993,085
Equatorial Energia S.A.	108,900	1,048,988
Manila Water Co., Inc.	6,169,000	2,115,585
Tanjong PLC	577,300	2,749,939

		$13,263,842
Total Common Stocks (Identified Cost, $379,598,634)		$483,121,963

Money Market Funds (v) - 1.8%
MFS Institutional Money Market Portfolio, 0.14%, at Cost and Net Asset Value	8,871,687	$8,871,687
Total Investments (Identified Cost, $388,470,321)		$491,993,650

Other Assets, Less Liabilities - (0.0)%		(1,430)
Net Assets - 100.0%		$491,992,220

(a)	Non-income producing security.
(v)	Underlying fund that is available only to investment companies managed by MFS. The rate quoted is the annualized seven-day yield of the fund at period end.

The following abbreviations are used in this report and are defined:

ADR	American Depository Receipt
BDR	Brazilian Depository Receipt
GDR	Global Depository Receipt
IEU	International Equity Unit
IPS	International Preference Stock
PLC	Public Limited Company

See Notes to Financial Statements

11

Financial Statements

STATEMENT OF ASSETS AND LIABILITIES

At 11/30/09 (unaudited)

This statement represents your fund’s balance sheet, which details the assets and liabilities comprising the total value of the fund.

Assets
Investments-
Non-affiliated issuers, at value (identified cost, $379,598,634)	$483,121,963
Underlying funds, at cost and value	8,871,687
Total investments, at value (identified cost, $388,470,321)	$491,993,650
Cash	2,546,184
Foreign currency, at value (identified cost, $46,403)	47,930
Receivables for
Investments sold	4,829,491
Fund shares sold	1,174,127
Interest and dividends	710,578
Other assets	345
Total assets	$501,302,305
Liabilities
Payables for
Investments purchased	$5,869,378
Fund shares reacquired	1,959,016
Payable to affiliates
Investment adviser	57,626
Shareholder servicing costs	249,489
Distribution and service fees	15,911
Administrative services fee	943
Payable for independent Trustees’ compensation	3,352
Accrued expenses and other liabilities	1,154,370
Total liabilities	$9,310,085
Net assets	$491,992,220
Net assets consist of
Paid-in capital	$502,261,243
Unrealized appreciation (depreciation) on investments and translation of assets and liabilities in foreign currencies (net of $945,385 deferred country tax)	102,632,528
Accumulated net realized gain (loss) on investments and foreign currency transactions	(119,189,681)
Undistributed net investment income	6,288,130
Net assets	$491,992,220
Shares of beneficial interest outstanding	18,277,193

	Net assets	Shares outstanding	Net asset value per share (a)
Class A	$237,440,490	8,855,609	$26.81
Class B	29,330,748	1,160,241	25.28
Class C	52,143,270	2,105,662	24.76
Class I	165,804,438	5,882,964	28.18
Class R1	120,974	4,854	24.92
Class R2	113,735	4,536	25.07
Class R3	6,172,550	231,018	26.72
Class R4	866,015	32,309	26.80
(a)	Maximum offering price per share was equal to the net asset value per share for all share classes, except for Class A, for which the maximum offering price per share was $28.45. On sales of $50,000 or more, the maximum offering price of Class A shares is reduced. A contingent deferred sales charge may be imposed on redemptions of Class A, Class B, and Class C shares. Redemption price per share was equal to the net asset value per share for Classes I, R1, R2, R3, and R4.

See Notes to Financial Statements

12

Financial Statements

STATEMENT OF OPERATIONS

Six months ended 11/30/09 (unaudited)

This statement describes how much your fund earned in investment income and accrued in expenses. It also describes any gains and/or losses generated by fund operations.

Net investment income
Income
Dividends	$5,839,615
Interest	587
Dividends from underlying funds	5,361
Foreign taxes withheld	(519,498)
Total investment income	$5,326,065
Expenses
Management fee	$2,389,905
Distribution and service fees	649,073
Shareholder servicing costs	733,649
Administrative services fee	42,627
Independent Trustees’ compensation	7,552
Custodian fee	331,135
Shareholder communications	30,743
Auditing fees	38,193
Legal fees	6,164
Miscellaneous	67,436
Total expenses	$4,296,477
Fees paid indirectly	(5)
Reduction of expenses by investment adviser	(1,215)
Net expenses	$4,295,257
Net investment income	$1,030,808
Realized and unrealized gain (loss) on investments and foreign currency transactions
Realized gain (loss) (identified cost basis)
Investment transactions (net of $81,462 country tax)	$29,825,251
Foreign currency transactions	(312,230)
Net realized gain (loss) on investments and foreign currency transactions	$29,513,021
Change in unrealized appreciation (depreciation)
Investments (net of $522,713 increase in deferred country tax)	$66,250,938
Translation of assets and liabilities in foreign currencies	3,358
Net unrealized gain (loss) on investments and foreign currency translation	$66,254,296
Net realized and unrealized gain (loss) on investments and foreign currency	$95,767,317
Change in net assets from operations	$96,798,125

See Notes to Financial Statements

13

Financial Statements

STATEMENTS OF CHANGES IN NET ASSETS

These statements describe the increases and/or decreases in net assets resulting from operations, any distributions, and any shareholder transactions.

Change in net assets	Six months ended 11/30/09 (unaudited)	Year ended 5/31/09
From operations
Net investment income	$1,030,808	$5,871,019
Net realized gain (loss) on investments and foreign currency transactions	29,513,021	(148,104,235)
Net unrealized gain (loss) on investments and foreign currency translation	66,254,296	(144,252,859)
Change in net assets from operations	$96,798,125	$(286,486,075)
Distributions declared to shareholders
From net investment income	$—	$(4,048,925)
From net realized gain on investments	—	(42,142,666)
Total distributions declared to shareholders	$—	$(46,191,591)
Change in net assets from fund share transactions	$(6,511,925)	$17,602,701
Total change in net assets	$90,286,200	$(315,074,965)
Net assets
At beginning of period	401,706,020	716,780,985
At end of period (including undistributed net investment income of $6,288,130 and $5,257,322, respectively)	$491,992,220	$401,706,020

See Notes to Financial Statements

14

Financial Statements

FINANCIAL HIGHLIGHTS

The financial highlights table is intended to help you understand the fund’s financial performance for the semiannual period and the past 5 fiscal years (or life of a particular share class, if shorter). Certain information reflects financial results for a single fund share. The total returns in the table represent the rate by which an investor would have earned (or lost) on an investment in the fund share class (assuming reinvestment of all distributions) held for the entire period.

	Six months ended 11/30/09 (unaudited)		Years ended 5/31
Class A			2009	2008	2007	2006	2005

Net asset value, beginning of period	$21.63		$43.48	$40.40	$32.38	$25.12	$19.15
Income (loss) from investment operations
Net investment income (d)	$0.06		$0.36	$0.54	$0.49	$0.44	$0.28
Net realized and unrealized gain (loss) on investments and foreign currency	5.12		(19.10)	8.19	10.36	9.12	5.72
Total from investment operations	$5.18		$(18.74)	$8.73	$10.85	$9.56	$6.00
Less distributions declared to shareholders
From net investment income	$—		$(0.28)	$(0.37)	$(0.61)	$(0.17)	$(0.03)
From net realized gain on investments	—		(2.83)	(5.28)	(2.22)	(2.13)	—
Total distributions declared to shareholders	$—		$(3.11)	$(5.65)	$(2.83)	$(2.30)	$(0.03)
Redemption fees added to paid-in capital (d)	$—		$—	$—	$0.00 (w)	$0.00 (w)	$0.00 (w)
Net asset value, end of period	$26.81		$21.63	$43.48	$40.40	$32.38	$25.12
Total return (%) (r)(s)(t)	23.95	(n)	(41.16)	21.41	34.65	38.79	31.32
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.85	(a)	1.98	1.79	1.81	1.78	1.88
Expenses after expense reductions (f)	1.85	(a)	1.98	1.79	1.80	1.78	1.88
Net investment income	0.48	(a)	1.51	1.24	1.37	1.41	1.25
Portfolio turnover	43		93	99	91	58	73
Net assets at end of period (000 omitted)	$237,440		$192,040	$385,378	$285,924	$192,718	$77,352

See Notes to Financial Statements

15

Financial Highlights – continued

	Six months ended 11/30/09 (unaudited)		Years ended 5/31
Class B			2009	2008	2007	2006	2005

Net asset value, beginning of period	$20.46		$41.43	$38.70	$31.10	$24.22	$18.57
Income (loss) from investment operations
Net investment income (loss) (d)	$(0.03)		$0.19	$0.24	$0.27	$0.22	$0.12
Net realized and unrealized gain (loss) on investments and foreign currency	4.85		(18.21)	7.83	9.91	8.81	5.53
Total from investment operations	$4.82		$(18.02)	$8.07	$10.18	$9.03	$5.65
Less distributions declared to shareholders
From net investment income	$—		$(0.12)	$(0.06)	$(0.36)	$(0.02)	$—
From net realized gain on investments	—		(2.83)	(5.28)	(2.22)	(2.13)	—
Total distributions declared to shareholders	$—		$(2.95)	$(5.34)	$(2.58)	$(2.15)	$—
Redemption fees added to paid-in capital (d)	$—		$—	$—	$0.00 (w)	$0.00 (w)	$0.00	(w)
Net asset value, end of period	$25.28		$20.46	$41.43	$38.70	$31.10	$24.22
Total return (%) (r)(s)(t)	23.56	(n)	(41.58)	20.62	33.77	37.96	30.43
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	2.60	(a)	2.63	2.43	2.45	2.43	2.53
Expenses after expense reductions (f)	2.60	(a)	2.63	2.43	2.45	2.43	2.53
Net investment income (loss)	(0.26	)(a)	0.83	0.57	0.78	0.74	0.56
Portfolio turnover	43		93	99	91	58	73
Net assets at end of period (000 omitted)	$29,331		$24,169	$62,039	$63,450	$65,700	$36,289

See Notes to Financial Statements

16

Financial Highlights – continued

	Six months ended 11/30/09 (unaudited)		Years ended 5/31
Class C			2009	2008	2007	2006	2005

Net asset value, beginning of period	$20.05		$40.75	$38.18	$30.77	$24.05	$18.44
Income (loss) from investment operations
Net investment income (loss) (d)	$(0.03)		$0.19	$0.24	$0.25	$0.25	$0.13
Net realized and unrealized gain (loss) on investments and foreign currency	4.74		(17.92)	7.74	9.81	8.69	5.48
Total from investment operations	$4.71		$(17.73)	$7.98	$10.06	$8.94	$5.61
Less distributions declared to shareholders
From net investment income	$—		$(0.14)	$(0.13)	$(0.43)	$(0.09)	$—
From net realized gain on investments	—		(2.83)	(5.28)	(2.22)	(2.13)	—
Total distributions declared to shareholders	$—		$(2.97)	$(5.41)	$(2.65)	$(2.22)	$—
Redemption fees added to paid-in capital (d)	$—		$—	$—	$0.00 (w)	$0.00 (w)	$0.00	(w)
Net asset value, end of period	$24.76		$20.05	$40.75	$38.18	$30.77	$24.05
Total return (%) (r)(s)(t)	23.49	(n)	(41.55)	20.64	33.78	37.89	30.42
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	2.60	(a)	2.64	2.44	2.45	2.44	2.53
Expenses after expense reductions (f)	2.60	(a)	2.64	2.44	2.45	2.44	2.53
Net investment income (loss)	(0.31	)(a)	0.85	0.58	0.73	0.82	0.59
Portfolio turnover	43		93	99	91	58	73
Net assets at end of period (000 omitted)	$52,143		$38,066	$87,958	$71,895	$52,604	$11,022

See Notes to Financial Statements

17

Financial Highlights – continued

	Six months ended 11/30/09 (unaudited)		Years ended 5/31
Class I			2009	2008	2007	2006	2005

Net asset value, beginning of period	$22.70		$45.33	$41.89	$33.46	$25.87	$19.72
Income (loss) from investment operations
Net investment income (d)	$0.10		$0.45	$0.72	$0.64	$0.56	$0.37
Net realized and unrealized gain (loss) on investments and foreign currency	5.38		(19.90)	8.51	10.73	9.40	5.88
Total from investment operations	$5.48		$(19.45)	$9.23	$11.37	$9.96	$6.25
Less distributions declared to shareholders
From net investment income	$—		$(0.35)	$(0.51)	$(0.72)	$(0.24)	$(0.10)
From net realized gain on investments	—		(2.83)	(5.28)	(2.22)	(2.13)	—
Total distributions declared to shareholders	$—		$(3.18)	$(5.79)	$(2.94)	$(2.37)	$(0.10)
Redemption fees added to paid-in capital (d)	$—		$—	$—	$0.00 (w)	$0.00 (w)	$0.00 (w)
Net asset value, end of period	$28.18		$22.70	$45.33	$41.89	$33.46	$25.87
Total return (%) (r)(s)	24.14	(n)	(41.00)	21.86	35.14	39.25	31.74
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.60	(a)	1.66	1.43	1.46	1.43	1.53
Expenses after expense reductions (f)	1.60	(a)	1.66	1.43	1.45	1.43	1.53
Net investment income	0.76	(a)	1.88	1.58	1.72	1.76	1.60
Portfolio turnover	43		93	99	91	58	73
Net assets at end of period (000 omitted)	$165,804		$142,484	$181,405	$157,372	$96,643	$41,523

See Notes to Financial Statements

18

Financial Highlights – continued

Class R1	Six months ended 11/30/09		Year ended 5/31/09 (i)
	(unaudited)
Net asset value, beginning of period	$20.18		$26.44
Income (loss) from investment operations
Net investment income (loss) (d)	$(0.03)		$0.07
Net realized and unrealized gain (loss) on investments and foreign currency	4.77		(3.15	)(g)
Total from investment operations	$4.74		$(3.08)
Less distributions declared to shareholders
From net investment income	$—		$(0.35)
From net realized gain on investments	—		(2.83)
Total distributions declared to shareholders	$—		$(3.18)
Net asset value, end of period	$24.92		$20.18
Total return (%) (r)(s)	23.49	(n)	(8.44	)(n)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	2.60	(a)	2.79	(a)
Expenses after expense reductions (f)	2.60	(a)	2.79	(a)
Net investment income (loss)	(0.29	)(a)	0.65	(a)
Portfolio turnover	43		93
Net assets at end of period (000 omitted)	$121		$92

Class R2	Six months ended 11/30/09		Year ended 5/31/09 (i)
	(unaudited)
Net asset value, beginning of period	$20.25		$26.44
Income (loss) from investment operations
Net investment income (d)	$0.03		$0.13
Net realized and unrealized gain (loss) on investments and foreign currency	4.79		(3.14	)(g)
Total from investment operations	$4.82		$(3.01)
Less distributions declared to shareholders
From net investment income	$—		$(0.35)
From net realized gain on investments	—		(2.83)
Total distributions declared to shareholders	$—		$(3.18)
Net asset value, end of period	$25.07		$20.25
Total return (%) (r)(s)	23.80	(n)	(8.14	)(n)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	2.10	(a)	2.29	(a)
Expenses after expense reductions (f)	2.10	(a)	2.29	(a)
Net investment income	0.28	(a)	1.18	(a)
Portfolio turnover	43		93
Net assets at end of period (000 omitted)	$114		$101

See Notes to Financial Statements

19

Financial Highlights – continued

Class R3	Six months ended 11/30/09		Year ended 5/31/09 (i)
	(unaudited)
Net asset value, beginning of period	$21.55		$27.82
Income (loss) from investment operations
Net investment income (d)	$0.06		$0.18
Net realized and unrealized gain (loss) on investments and foreign currency	5.11		(3.27	)(g)
Total from investment operations	$5.17		$(3.09)
Less distributions declared to shareholders
From net investment income	$—		$(0.35)
From net realized gain on investments	—		(2.83)
Total distributions declared to shareholders	$—		$(3.18)
Net asset value, end of period	$26.72		$21.55
Total return (%) (r)(s)	23.99	(n)	(8.01	)(n)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.85	(a)	2.02	(a)
Expenses after expense reductions (f)	1.85	(a)	2.02	(a)
Net investment income	0.46	(a)	1.59	(a)
Portfolio turnover	43		93
Net assets at end of period (000 omitted)	$6,173		$4,553

Class R4	Six months ended 11/30/09		Year ended 5/31/09 (i)
	(unaudited)
Net asset value, beginning of period	$21.59		$27.82
Income (loss) from investment operations
Net investment income (d)	$0.05		$0.22
Net realized and unrealized gain (loss) on investments and foreign currency	5.16		(3.27	)(g)
Total from investment operations	$5.21		$(3.05)
Less distributions declared to shareholders
From net investment income	$—		$(0.35)
From net realized gain on investments	—		(2.83)
Total distributions declared to shareholders	$—		$(3.18)
Net asset value, end of period	$26.80		$21.59
Total return (%) (r)(s)	24.13	(n)	(7.85	)(n)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.59	(a)	1.80	(a)
Expenses after expense reductions (f)	1.59	(a)	1.80	(a)
Net investment income	0.40	(a)	1.84	(a)
Portfolio turnover	43		93
Net assets at end of period (000 omitted)	$866		$202

20

Financial Highlights – continued

(a)	Annualized.
(d)	Per share data is based on average shares outstanding.
(f)	Ratios do not reflect reductions from fees paid indirectly, if applicable.
(g)	The per share amount is not in accordance with the net realized and unrealized gain/loss for the period because of the timing of sales of fund shares and the per share amount of realized and unrealized gains and losses at such time.
(i)	For the period from the class’ inception, October 1, 2008 (Class R1, R2, R3 and R4) through the stated period end.
(n)	Not annualized.
(r)	Certain expenses have been reduced without which performance would have been lower.
(s)	From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.
(t)	Total returns do not include any applicable sales charges.
(w)	Per share amount was less than $0.01.

See Notes to Financial Statements

21

NOTES TO FINANCIAL STATEMENTS

(unaudited)

(1)	Business and Organization

MFS Emerging Markets Equity Fund (the fund) is a series of MFS Series Trust X (the trust). The trust is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company.

(2)	Significant Accounting Policies

General – The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates. In the preparation of these financial statements, management has evaluated subsequent events occurring after the date of the fund’s Statement of Assets and Liabilities through January 15, 2010 which is the date that the financial statements were issued. The fund can invest in foreign securities, including securities of emerging market issuers. Investments in foreign securities are vulnerable to the effects of changes in the relative values of the local currency and the U.S. dollar and to the effects of changes in each country’s legal, political, and economic environment. The markets of emerging markets countries are generally more volatile than the markets of developed countries with more mature economies. All of the risks of investing in foreign securities previously described are heightened when investing in emerging markets countries.

Investment Valuations – Equity securities, including restricted equity securities, are generally valued at the last sale or official closing price as provided by a third-party pricing service on the market or exchange on which they are primarily traded. Equity securities, for which there were no sales reported that day, are generally valued at the last quoted daily bid quotation as provided by a third-party pricing service on the market or exchange on which such securities are primarily traded. Equity securities held short, for which there were no sales reported for that day, are generally valued at the last quoted daily ask quotation as provided by a third-party pricing service on the market or exchange on which such securities are primarily traded. Open-end investment companies are generally valued at net asset value per share. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. Values obtained from third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type

22

Notes to Financial Statements (unaudited) – continued

of issue, trading characteristics, and other market data. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates provided by a third-party pricing service.

The Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments (including any fair valuation) to the adviser pursuant to valuation policies and procedures approved by the Board. If the adviser determines that reliable market quotations are not readily available, investments are valued at fair value as determined in good faith by the adviser in accordance with such procedures under the oversight of the Board of Trustees. Under the fund’s valuation policies and procedures, market quotations are not considered to be readily available for most types of debt instruments and floating rate loans and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services. In addition, investments may be valued at fair value if the adviser determines that an investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halting of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. Events that occur on a frequent basis after foreign markets close (such as developments in foreign markets and significant movements in the U.S. markets) and prior to the determination of the fund’s net asset value may be deemed to have a material affect on the value of securities traded in foreign markets. Accordingly, the fund’s foreign equity securities may often be valued at fair value. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.

Various inputs are used in determining the value of the fund’s assets or liabilities carried at market value. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into

23

Notes to Financial Statements (unaudited) – continued

different levels of the fair value hierarchy. In such cases, an investment’s level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund’s assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes unobservable inputs, which may include the adviser’s own assumptions in determining the fair value of investments. Other financial instruments are derivative instruments not reflected in total investments, such as futures, forwards, swap contracts, and written options. The following is a summary of the levels used as of November 30, 2009 in valuing the fund’s assets or liabilities carried at market value:

Investments at Value	Level 1	Level 2	Level 3	Total
Equity Securities:
Brazil	$84,124,277	$—	$—	$84,124,277
China	51,765,985	8,636,352	—	60,402,337
India	16,170,034	38,262,961	—	54,432,995
Taiwan	39,815,224	—	—	39,815,224
Russia	19,238,947	17,201,761	—	36,440,708
South Africa	10,688,109	24,875,743	—	35,563,852
Mexico	33,503,918	—	—	33,503,918
South Korea	24,101,759	9,088,514	—	33,190,273
Hong Kong	29,697,821	—	—	29,697,821
Other Countries	36,621,851	39,328,707	—	75,950,558
Mutual Funds	8,871,687	—	—	8,871,687
Total Investments	$354,599,612	$137,394,038	$—	$491,993,650

Country disclosure is based on the country of domicile. For further information regarding security characteristics, see the Portfolio of Investments.

Foreign Currency Translation – Purchases and sales of foreign investments, income, and expenses are converted into U.S. dollars based upon currency exchange rates prevailing on the respective dates of such transactions or on the reporting date for foreign denominated receivables and payables. Gains and losses attributable to foreign currency exchange rates on sales of securities are recorded for financial statement purposes as net realized gains and losses on investments. Gains and losses attributable to foreign exchange rate movements on receivables, payables, income and expenses are recorded for financial statement purposes as foreign currency transaction gains and losses. That portion of both realized and unrealized gains and losses on investments that results from fluctuations in foreign currency exchange rates is not separately disclosed.

24

Notes to Financial Statements (unaudited) – continued

Derivatives – The fund may use derivatives for different purposes, including to earn income and enhance returns, to increase or decrease exposure to a particular market, to manage or adjust the risk profile of the fund, or as alternatives to direct investments. Derivatives may be used for hedging or non-hedging purposes. While hedging can reduce or eliminate losses, it can also reduce or eliminate gains. When the fund uses derivatives as an investment to increase market exposure, or for hedging purposes, gains and losses from derivative instruments may be substantially greater than the derivative’s original cost.

Derivative instruments include written options, purchased options, futures contracts, forward foreign currency exchange contracts, and swap agreements. For the six months ended November 30, 2009, the fund did not invest in any derivative instruments and accordingly there is no impact to the financial statements.

Indemnifications – Under the fund’s organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the fund. Additionally, in the normal course of business, the fund enters into agreements with service providers that may contain indemnification clauses. The fund’s maximum exposure under these agreements is unknown as this would involve future claims that may be made against the fund that have not yet occurred.

Investment Transactions and Income – Investment transactions are recorded on the trade date. Interest income is recorded on the accrual basis. Dividends received in cash are recorded on the ex-dividend date. Certain dividends from foreign securities will be recorded when the fund is informed of the dividend if such information is obtained subsequent to the ex-dividend date. Dividend and interest payments received in additional securities are recorded on the ex-dividend or ex-interest date in an amount equal to the value of the security on such date.

The fund may receive proceeds from litigation settlements. Any proceeds received from litigation involving portfolio holdings are reflected in the Statement of Operations in realized gain/loss if the security has been disposed of by the fund or in unrealized gain/loss if the security is still held by the fund. Any other proceeds from litigation not related to portfolio holdings are reflected as other income in the Statement of Operations.

Fees Paid Indirectly – The fund’s custody fee may be reduced according to an arrangement that measures the value of cash deposited with the custodian by the fund. This amount, for the six months ended November 30, 2009, is shown as a reduction of total expenses on the Statement of Operations.

Tax Matters and Distributions – The fund intends to qualify as a regulated investment company, as defined under Subchapter M of the Internal Revenue

25

Notes to Financial Statements (unaudited) – continued

Code, and to distribute all of its taxable income, including realized capital gains. As a result, no provision for federal income tax is required. The fund’s federal tax returns for the prior three fiscal years remain subject to examination by the Internal Revenue Service. Foreign taxes, if any, have been accrued by the fund in the accompanying financial statements.

Distributions to shareholders are recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from U.S. generally accepted accounting principles. Certain capital accounts in the financial statements are periodically adjusted for permanent differences in order to reflect their tax character. These adjustments have no impact on net assets or net asset value per share. Temporary differences which arise from recognizing certain items of income, expense, gain or loss in different periods for financial statement and tax purposes will reverse at some time in the future. Distributions in excess of net investment income or net realized gains are temporary overdistributions for financial statement purposes resulting from differences in the recognition or classification of income or distributions for financial statement and tax purposes.

Book/tax differences primarily relate to wash sale loss deferrals, foreign currency transactions, and foreign taxes.

The tax character of distributions declared to shareholders for the last fiscal year is as follows:

5/31/09
Ordinary income (including any short-term capital gains)	$4,056,812
Long-term capital gain	42,134,779
Total distributions	$46,191,591

The federal tax cost and the tax basis components of distributable earnings were as follows:

As of 11/30/09
Cost of investments	$404,562,093
Gross appreciation	103,776,076
Gross depreciation	(16,344,519)
Net unrealized appreciation (depreciation)	$87,431,557

As of 5/31/09
Undistributed ordinary income	5,453,573
Capital loss carryforwards	(59,875,125)
Post-October capital loss deferral	(72,649,109)
Other temporary differences	(654,392)
Net unrealized appreciation (depreciation)	20,657,905

26

Notes to Financial Statements (unaudited) – continued

The aggregate cost above includes prior fiscal year end tax adjustments.

As of May 31, 2009, the fund had capital loss carryforwards available to offset future realized gains. Such losses expire as follows:

5/31/17	$(59,875,125)

Multiple Classes of Shares of Beneficial Interest – The fund offers multiple classes of shares, which differ in their respective distribution and service fees. The fund’s income, realized and unrealized gain (loss), and common expenses are allocated to shareholders based on the daily net assets of each class. Dividends are declared separately for each class. Differences in per share dividend rates are generally due to differences in separate class expenses. Class B shares will convert to Class A shares approximately eight years after purchase. The fund’s distributions declared to shareholders as reported on the Statements of Changes in Net Assets are presented by class as follows:

	From net investment income		From net realized gain on investments
	Six months ended 11/30/09	Year ended 5/31/09 (i)	Six months ended 11/30/09	Year ended 5/31/09 (i)
Class A	$—	$2,136,909	$—	$21,631,889
Class B	—	142,718	—	3,242,896
Class C	—	240,862	—	4,808,358
Class I	—	1,455,240	—	11,862,849
Class R1	—	1,313	—	10,700
Class R2	—	1,313	—	10,700
Class R3	—	69,273	—	564,704
Class R4	—	1,297	—	10,570
Total	$—	$4,048,925	$—	$42,142,666

(i)	For the period from the class’ inception, October 1, 2008 (Class R1, R2, R3 and R4) through the stated period end.

(3)	Transactions with Affiliates

Investment Adviser – The fund has an investment advisory agreement with MFS to provide overall investment management and related administrative services and facilities to the fund.

The management fee is computed daily and paid monthly at the following annual rates:

First $500 million of average daily net assets	1.05%
Average daily net assets in excess of $500 million	1.00%

The management fee incurred for the six months ended November 30, 2009 was equivalent to an annual effective rate of 1.05% of the fund’s average daily net assets.

27

Notes to Financial Statements (unaudited) – continued

Distributor – MFS Fund Distributors, Inc. (MFD), a wholly-owned subsidiary of MFS, as distributor, received $38,630 for the six months ended November 30, 2009, as its portion of the initial sales charge on sales of Class A shares of the fund.

The Board of Trustees has adopted a distribution plan for certain class shares pursuant to Rule 12b-1 of the Investment Company Act of 1940.

The fund’s distribution plan provides that the fund will pay MFD for services provided by MFD and financial intermediaries in connection with the distribution and servicing of certain share classes. One component of the plan is a distribution fee paid to MFD and another component of the plan is a service fee paid to MFD. MFD may subsequently pay all, or a portion, of the distribution and/or service fees to financial intermediaries.

Distribution Plan Fee Table:

	Distribution Fee Rate (d)	Service Fee Rate (d)	Total Distribution Plan (d)	Annual Effective Rate (e)	Distribution and Service Fee
Class A	—	0.25%	0.25%	0.25%	$276,811
Class B	0.75%	0.25%	1.00%	1.00%	135,715
Class C	0.75%	0.25%	1.00%	1.00%	228,988
Class R1	0.75%	0.25%	1.00%	1.00%	540
Class R2	0.25%	0.25%	0.50%	0.50%	278
Class R3	—	0.25%	0.25%	0.25%	6,741
Total Distribution and Service Fees					$649,073

(d)	In accordance with the distribution plan for certain classes, the fund pays distribution and/or service fees equal to these annual percentage rates of each class’ average daily net assets. The distribution and service fee rates disclosed by class represent the current rates in effect at the end of the reporting period. Any rate changes, if applicable, are detailed below.
(e)	The annual effective rates represent actual fees incurred under the distribution plan for the six months ended November 30, 2009 based on each class’ average daily net assets.

Certain Class A shares purchased prior to September 1, 2008 are subject to a contingent deferred sales charge (CDSC) in the event of a shareholder redemption within 12 months of purchase. Certain Class A shares purchased on or subsequent to September 1, 2008 are subject to a CDSC in the event of a shareholder redemption within 24 months of purchase. Class C shares are subject to a CDSC in the event of a shareholder redemption within 12 months of purchase. Class B shares are subject to a CDSC in the event of a shareholder redemption within six years of purchase. All contingent deferred sales charges are paid to MFD and during the six months ended November 30, 2009, were as follows:

Amount
Class A	$2,139
Class B	13,385
Class C	1,371

28

Notes to Financial Statements (unaudited) – continued

Shareholder Servicing Agent – MFS Service Center, Inc. (MFSC), a wholly-owned subsidiary of MFS, receives a fee from the fund for its services as shareholder servicing agent calculated as a percentage of the average daily net assets of the fund as determined periodically under the supervision of the fund’s Board of Trustees. For the six months ended November 30, 2009, the fee was $157,233, which equated to 0.0690% annually of the fund’s average daily net assets. MFSC also receives payment from the fund for out-of-pocket expenses, sub-accounting and other shareholder servicing costs which may be paid to affiliated and unaffiliated service providers. For the six months ended November 30, 2009, these out-of-pocket expenses, sub-accounting and other shareholder servicing costs amounted to $244,450.

Under a Special Servicing Agreement among MFS, each MFS fund which invests in other MFS funds (“MFS fund-of-funds”) and certain underlying funds in which a MFS fund-of-funds invests (“underlying funds”), each underlying fund may pay a portion of each MFS fund-of-fund’s transfer agent-related expenses, including sub-accounting fees payable to financial intermediaries, to the extent such payments do not exceed the benefits realized or expected to be realized by the underlying fund from the investment in the underlying fund by the MFS fund-of-fund. For the six months ended November 30, 2009, these costs for the fund amounted to $331,966 and are reflected in the shareholder servicing costs on the Statement of Operations.

Administrator – MFS provides certain financial, legal, shareholder communications, compliance, and other administrative services to the fund. Under an administrative services agreement, the fund partially reimburses MFS the costs incurred to provide these services. The fund is charged an annual fixed amount of $17,500 plus a fee based on average daily net assets. The administrative services fee incurred for the six months ended November 30, 2009 was equivalent to an annual effective rate of 0.0187% of the fund’s average daily net assets.

Trustees’ and Officers’ Compensation – The fund pays compensation to independent Trustees in the form of a retainer, attendance fees, and additional compensation to Board and Committee chairpersons. The fund does not pay compensation directly to Trustees or officers of the fund who are also officers of the investment adviser, all of whom receive remuneration for their services to the fund from MFS. Certain officers and Trustees of the fund are officers or directors of MFS, MFD, and MFSC.

Prior to December 31, 2001, the fund had an unfunded defined benefit plan (“DB plan”) for independent Trustees. As of December 31, 2001, the Board took action to terminate the DB plan with respect to then-current and any future independent Trustees, such that the DB Plan covers only certain of those former independent Trustees who retired on or before December 31, 2001. The

29

Notes to Financial Statements (unaudited) – continued

DB Plan resulted in a pension expense of $128 and is included in independent Trustees’ compensation for the six months ended November 30, 2009. The liability for deferred retirement benefits payable to certain independent Trustees under the DB plan amounted to $3,308 at November 30, 2009, and is included in payable for independent Trustees’ compensation on the Statement of Assets and Liabilities.

Other – This fund and certain other funds managed by MFS (the funds) have entered into services agreements (the Agreements) which provide for payment of fees by the funds to Tarantino LLC and Griffin Compliance LLC in return for the provision of services of an Independent Chief Compliance Officer (ICCO) and Assistant ICCO, respectively, for the funds. The ICCO and Assistant ICCO are officers of the funds and the sole members of Tarantino LLC and Griffin Compliance LLC, respectively. The funds can terminate the Agreements with Tarantino LLC and Griffin Compliance LLC at any time under the terms of the Agreements. For the six months ended November 30, 2009, the aggregate fees paid by the fund to Tarantino LLC and Griffin Compliance LLC were $1,948 and are included in miscellaneous expense on the Statement of Operations. MFS has agreed to reimburse the fund for a portion of the payments made by the fund in the amount of $1,215, which is shown as a reduction of total expenses in the Statement of Operations. Additionally, MFS has agreed to bear all expenses associated with office space, other administrative support, and supplies provided to the ICCO and Assistant ICCO.

The fund may invest in a money market fund managed by MFS which seeks a high level of current income consistent with preservation of capital and liquidity. Income earned on this investment is included in dividends from underlying funds on the Statement of Operations. This money market fund does not pay a management fee to MFS.

(4)	Portfolio Securities

Purchases and sales of investments, other than U.S. Government securities, purchased option transactions, and short-term obligations, aggregated $192,488,468 and $201,323,742, respectively.

30

Notes to Financial Statements (unaudited) – continued

(5)	Shares of Beneficial Interest

The fund’s Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest. Transactions in fund shares were as follows:

	Six months ended 11/30/09		Year ended 5/31/09 (i)
	Shares	Amount	Shares	Amount
Shares sold
Class A	2,232,802	$53,938,902	3,445,305	$76,308,801
Class B	186,958	4,307,972	192,923	4,175,322
Class C	414,095	9,285,074	437,701	8,752,710
Class I	392,871	9,779,603	3,060,530	56,762,756
Class R1	311	6,629	3,788	100,107
Class R2	12	252	4,240	106,822
Class R3	111,399	2,682,512	297,339	5,288,891
Class R4	24,106	612,716	8,692	193,884
	3,362,554	$80,613,660	7,450,518	$151,689,293
Shares issued to shareholders in reinvestment of distributions
Class A	—	$—	1,168,162	$19,858,754
Class B	—	—	191,289	3,087,403
Class C	—	—	224,465	3,548,795
Class I	—	—	665,579	11,867,276
Class R1	—	—	755	12,013
Class R2	—	—	754	12,013
Class R3	—	—	37,425	633,977
Class R4	—	—	700	11,867
	—	$—	2,289,129	$39,032,098
Shares reacquired
Class A	(2,256,894)	$(55,940,554)	(4,596,114)	$(106,076,423)
Class B	(207,716)	(4,773,806)	(700,684)	(16,155,722)
Class C	(207,052)	(4,728,466)	(921,805)	(20,164,767)
Class I	(785,422)	(19,446,141)	(1,452,853)	(28,616,356)
Class R2	(470)	(11,937)	—	—
Class R3	(91,650)	(2,195,976)	(123,495)	(2,104,715)
Class R4	(1,141)	(28,705)	(48)	(707)
	(3,550,345)	$(87,125,585)	(7,794,999)	$(173,118,690)

31

Notes to Financial Statements (unaudited) – continued

	Six months ended 11/30/09		Year ended 5/31/09 (i)
	Shares	Amount	Shares	Amount
Net change
Class A	(24,092)	$(2,001,652)	17,353	$(9,908,868)
Class B	(20,758)	(465,834)	(316,472)	(8,892,997)
Class C	207,043	4,556,608	(259,639)	(7,863,262)
Class I	(392,551)	(9,666,538)	2,273,256	40,013,676
Class R1	311	6,629	4,543	112,120
Class R2	(458)	(11,685)	4,994	118,835
Class R3	19,749	486,536	211,269	3,818,153
Class R4	22,965	584,011	9,344	205,044
	(187,791)	$(6,511,925)	1,944,648	$17,602,701

(i)	For the period from the class’ inception, October 1, 2008 (Class R1, R2, R3 and R4) through the stated period end.

Class W shares were not available for sale during the period. Please see the fund’s Class W prospectus for details.

The fund is one of several mutual funds in which the MFS funds-of-funds may invest. The MFS funds-of-funds do not invest in the underlying MFS funds for the purpose of exercising management or control. At the end of the period, the MFS International Diversification Fund, MFS Growth Allocation Fund, and MFS Aggressive Growth Allocation Fund were the owners of record of approximately 20%, 4% and 4% respectively, of the value of outstanding voting shares of the fund. In addition, the MFS Lifetime 2020 Fund, MFS Lifetime 2030 Fund, and MFS Lifetime 2040 Fund were each the owners of record of less than 1% of the value of outstanding voting shares of the fund.

(6)	Line of Credit

The fund and certain other funds managed by MFS participate in a $1.1 billion unsecured committed line of credit, subject to a $1 billion sublimit, provided by a syndication of banks under a credit agreement. Borrowings may be made for temporary financing needs. Interest is charged to each fund, based on its borrowings, generally at a rate equal to the higher of the Federal Reserve funds rate or one month LIBOR plus an agreed upon spread. A commitment fee, based on the average daily, unused portion of the committed line of credit, is allocated among the participating funds at the end of each calendar quarter. In addition, the fund and other funds managed by MFS have established unsecured uncommitted borrowing arrangements with certain banks for temporary financing needs. Interest is charged to each fund, based on its borrowings, at a rate equal to the Federal Reserve funds rate plus an agreed upon spread. For the six months ended November 30, 2009, the fund’s commitment fee and interest expense were $3,650 and $0, respectively, and are included in miscellaneous expense on the Statement of Operations.

32

Notes to Financial Statements (unaudited) – continued

(7)	Transactions in Underlying Funds-Affiliated Issuers

An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the fund assumes the following to be affiliated issuers:

Underlying Funds	Beginning Shares/Par Amount	Acquisitions Shares/Par Amount	Dispositions Shares/Par Amount	Ending Shares/Par Amount
MFS Institutional Money Market Portfolio	3,191,831	76,316,942	(70,637,086)	8,871,687

Underlying Funds	Realized Gain (Loss)	Capital Gain Distributions	Dividend Income	Ending Value
MFS Institutional Money Market Portfolio	$—	$—	$5,361	$8,871,687

33

BOARD REVIEW OF INVESTMENT ADVISORY AGREEMENT

The Investment Company Act of 1940 requires that both the full Board of Trustees and a majority of the non-interested (“independent”) Trustees, voting separately, annually approve the continuation of the Fund’s investment advisory agreement with MFS. The Trustees consider matters bearing on the Fund and its advisory arrangements at their meetings throughout the year, including a review of performance data at each regular meeting. In addition, the independent Trustees met several times over the course of three months beginning in May and ending in July, 2009 (“contract review meetings”) for the specific purpose of considering whether to approve the continuation of the investment advisory agreement for the Fund and the other investment companies that the Board oversees (the “MFS Funds”). The independent Trustees were assisted in their evaluation of the Fund’s investment advisory agreement by independent legal counsel, from whom they received separate legal advice and with whom they met separately from MFS during various contract review meetings. The independent Trustees were also assisted in this process by the MFS Funds’ Independent Chief Compliance Officer, a full-time senior officer appointed by and reporting to the independent Trustees.

In connection with their deliberations regarding the continuation of the investment advisory agreement, the Trustees, including the independent Trustees, considered such information and factors as they believed, in light of the legal advice furnished to them and their own business judgment, to be relevant. The investment advisory agreement for the Fund was considered separately, although the Trustees also took into account the common interests of all MFS Funds in their review. As described below, the Trustees considered the nature, quality, and extent of the various investment advisory, administrative, and shareholder services performed by MFS under the existing investment advisory agreement and other arrangements with the Fund.

In connection with their contract review meetings, the Trustees received and relied upon materials that included, among other items: (i) information provided by Lipper Inc., an independent third party, on the investment performance of the Fund for various time periods ended December 31, 2008 and the investment performance of a group of funds with substantially similar investment classifications/objectives (the “Lipper performance universe”), (ii) information provided by Lipper Inc. on the Fund’s advisory fees and other expenses and the advisory fees and other expenses of comparable funds identified by Lipper Inc. (the “Lipper expense group”), (iii) information provided by MFS on the advisory fees of comparable portfolios of other clients of MFS, including institutional separate accounts and other clients, (iv) information as to whether and to what extent applicable expense waivers,

34

Board Review of Investment Advisory Agreement – continued

reimbursements or fee “breakpoints” are observed for the Fund, (v) information regarding MFS’ financial results and financial condition, including MFS’ and certain of its affiliates’ estimated profitability from services performed for the Fund and the MFS Funds as a whole, (vi) MFS’ views regarding the outlook for the mutual fund industry and the strategic business plans of MFS, (vii) descriptions of various functions performed by MFS for the Funds, such as compliance monitoring and portfolio trading practices, and (viii) information regarding the overall organization of MFS, including information about MFS’ senior management and other personnel providing investment advisory, administrative and other services to the Fund and the other MFS Funds. The comparative performance, fee and expense information prepared and provided by Lipper Inc. was not independently verified and the independent Trustees did not independently verify any information provided to them by MFS.

The Trustees’ conclusion as to the continuation of the investment advisory agreement was based on a comprehensive consideration of all information provided to the Trustees and not the result of any single factor. Some of the factors that figured particularly in the Trustees’ deliberations are described below, although individual Trustees may have evaluated the information presented differently from one another, giving different weights to various factors. It is also important to recognize that the fee arrangements for the Fund and other MFS Funds are the result of years of review and discussion between the independent Trustees and MFS, that certain aspects of such arrangements may receive greater scrutiny in some years than in others, and that the Trustees’ conclusions may be based, in part, on their consideration of these same arrangements during the course of the year and in prior years.

Based on information provided by Lipper Inc., the Trustees reviewed the Fund’s total return investment performance as well as the performance of peer groups of funds over various time periods. The Trustees placed particular emphasis on the total return performance of the Fund’s Class A shares in comparison to the performance of funds in its Lipper performance universe over the three-year period ended December 31, 2008, which the Trustees believed was a long enough period to reflect differing market conditions. The total return performance of the Fund’s Class A shares was in the 4th quintile relative to the other funds in the universe for this three-year period (the 1st quintile being the best performers and the 5th quintile being the worst performers). The total return performance of the Fund’s Class A shares was in the 3rd quintile for each of the one- and five-year periods ended December 31, 2008 relative to the Lipper performance universe. Because of the passage of time, these performance results are likely to differ from the performance results for more recent periods, including those shown elsewhere in this report.

35

Board Review of Investment Advisory Agreement – continued

The Trustees expressed concern to MFS about the substandard investment performance of the Fund. In the course of their deliberations, the Trustees took into account information provided by MFS in connection with the contract review meetings, as well as during investment review meetings conducted with portfolio management personnel during the course of the year, as to MFS’ efforts to improve the Fund’s performance, including adding two new portfolio managers – one in 2008 and one in 2009. In addition, the Trustees requested that they receive a separate update on the Fund’s performance at each of their regular meetings. After reviewing these and related factors, the Trustees concluded, within the context of their overall conclusions regarding the investment advisory agreement, that MFS’ responses and efforts and plans to improve investment performance were sufficient to support approval of the continuance of the investment advisory agreement for an additional one-year period, but that they would continue to closely monitor the performance of the Fund.

In assessing the reasonableness of the Fund’s advisory fee, the Trustees considered, among other information, the Fund’s advisory fee and the total expense ratio of the Fund’s Class A shares as a percentage of average daily net assets and the advisory fee and total expense ratios of peer groups of funds based on information provided by Lipper Inc. The Trustees considered that, according to the Lipper data (which takes into account any fee reductions or expense limitations that were in effect during the Fund’s last fiscal year), the Fund’s effective advisory fee rate was lower than the Lipper expense group median, and the Fund’s total expense ratio was approximately at the Lipper expense group median.

The Trustees also considered the advisory fees charged by MFS to institutional accounts. In comparing these fees, the Trustees considered information provided by MFS as to the generally broader scope of services provided by MFS to the Fund in comparison to institutional accounts, the higher demands placed on MFS’ investment personnel and trading infrastructure as a result of the daily cash in-flows and out-flows of the Fund, and the impact on MFS and expenses associated with the more extensive regulatory regime to which the Fund is subject in comparison to institutional accounts.

The Trustees also considered whether the Fund is likely to benefit from any economies of scale in the management of the Fund in the event of growth in assets of the Fund. They noted that the Fund’s advisory fee rate schedule is currently subject to a contractual breakpoint that reduces the Fund’s advisory fee rate on average daily net assets over $500 million. The Trustees concluded that the existing breakpoint was sufficient to allow the Fund to benefit from economies of scale as its assets grow.

36

Board Review of Investment Advisory Agreement – continued

The Trustees also considered information prepared by MFS relating to MFS’ costs and profits with respect to the Fund, the MFS Funds considered as a group, and other investment companies and accounts advised by MFS, as well as MFS’ methodologies used to determine and allocate its costs to the MFS Funds, the Fund and other accounts and products for purposes of estimating profitability.

After reviewing these and other factors described herein, the Trustees concluded, within the context of their overall conclusions regarding the investment advisory agreement, that the advisory fees charged to the Fund represent reasonable compensation in light of the services being provided by MFS to the Fund.

In addition, the Trustees considered MFS’ resources and related efforts to continue to retain, attract and motivate capable personnel to serve the Fund. The Trustees also considered current and developing conditions in the financial services industry, including the entry into the industry of large and well-capitalized companies which are spending, and appear to be prepared to continue to spend, substantial sums to engage personnel and to provide services to competing investment companies. In this regard, the Trustees also considered the financial resources of MFS and its ultimate parent, Sun Life Financial Inc. The Trustees also considered the advantages and possible disadvantages to the Fund of having an adviser that also serves other investment companies as well as other accounts.

The Trustees also considered the nature, quality, cost, and extent of administrative, transfer agency, and distribution services provided to the Fund by MFS and its affiliates under agreements and plans other than the investment advisory agreement, including any 12b-1 fees the Fund pays to MFS Fund Distributors, Inc., an affiliate of MFS. The Trustees also considered the nature, extent and quality of certain other services MFS performs or arranges for on the Fund’s behalf, which may include securities lending programs, directed expense payment programs, class action recovery programs, and MFS’ interaction with third-party service providers, principally custodians and sub-custodians. The Trustees concluded that the various non-advisory services provided by MFS and its affiliates on behalf of the Funds were satisfactory.

The Trustees also considered benefits to MFS from the use of the Fund’s portfolio brokerage commissions, if applicable, to pay for investment research and various other factors. Additionally, the Trustees considered so-called “fall-out benefits” to MFS such as reputational value derived from serving as investment manager to the Fund.

Based on their evaluation of factors that they deemed to be material, including those factors described above, the Board of Trustees, including a majority of

37

Board Review of Investment Advisory Agreement – continued

the independent Trustees, concluded that the Fund’s investment advisory agreement with MFS should be continued for an additional one-year period, commencing August 1, 2009.

A discussion regarding the Board’s most recent review and renewal of the fund’s Investment Advisory Agreement with MFS is available by clicking on the fund’s name under “Mutual Funds” in the “Products and Performance” section of the MFS Web site (mfs.com).

38

PROXY VOTING POLICIES AND INFORMATION

A general description of the MFS funds’ proxy voting policies and procedures is available without charge, upon request, by calling
1-800-225-2606, by visiting the Proxy Voting section of mfs.com or by visiting the SEC’s Web site at http://www.sec.gov.

Information regarding how the fund voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30 is available without charge by visiting the Proxy Voting section of mfs.com or by visiting the SEC’s Web site at http://www.sec.gov.

QUARTERLY PORTFOLIO DISCLOSURE

The fund will file a complete schedule of portfolio holdings with the Securities and Exchange Commission (the Commission) for the first and third quarters of each fiscal year on Form N-Q. The fund’s Form N-Q may be reviewed and copied at the:

Public Reference Room

Securities and Exchange Commission

100 F Street, NE, Room 1580

Washington, D.C. 20549

Information on the operation of the Public Reference Room may be obtained by calling the Commission at 1-800-SEC-0330. The fund’s Form N-Q is available on the EDGAR database on the Commission’s Internet Web site at http://www.sec.gov, and copies of this information may be obtained, upon payment of a duplicating fee, by electronic request at the following e-mail address: publicinfo@sec.gov or by writing the Public Reference Section at the above address.

A shareholder can also obtain the quarterly portfolio holdings report at mfs.com.

FURTHER INFORMATION

From time to time, MFS may post important information about the fund or the MFS funds on the MFS web site (mfs.com). This information is available by visiting the “News & Commentary” section of mfs.com or by clicking on the fund’s name under “Mutual Funds” in the “Products and Performance” section of mfs.com.

39

CONTACT US

Web site

mfs.com

MFS TALK

1-800-637-8255

24 hours a day

Account service and literature

Shareholders

1-800-225-2606

Investment professionals

1-800-343-2829

Retirement plan services

1-800-637-1255

Mailing address

MFS Service Center, Inc.

P.O. Box 55824

Boston, MA 02205-5824

Overnight mail

MFS Service Center, Inc.

c/o Boston Financial Data Services

30 Dan Road

Canton, MA 02021-2809

Save paper with eDelivery. MFS® will send you prospectuses, reports, and proxies directly via e-mail so you will get information faster with less mailbox clutter. To sign up: 1. go to mfs.com. 2. log in via MFS® Access. 3. select eDelivery. If you own your MFS fund shares through a financial institution or a retirement plan, MFS® TALK, MFS Access, and eDelivery may not be available to you.

MFS® International DiversificationSM Fund

The report is prepared for the general information of shareholders. It is authorized for distribution to prospective investors only when preceded or accompanied by a current prospectus.

NOT FDIC INSURED • MAY LOSE VALUE •

NO BANK GUARANTEE

11/30/09

MDI-SEM

LETTER FROM THE CEO

Dear Shareholders:

There remains some question as to when the global economy will achieve a sustainable recovery. While some economists and market watchers are optimistic that the worst is behind us, a number also agree with U.S. Federal Reserve Board Chairman Ben Bernanke who said in September that “even though from a technical perspective the recession is very likely over at this point, it’s still going to feel like a very weak economy for some time.”

Have we in fact turned the corner? We have seen tremendous rallies in the markets over the past six months. The Fed has cut interest rates aggressively toward zero to support credit markets, global deleveraging has helped diminish inflationary concerns, and stimulus measures have put more money in the hands of the government and individuals to keep the economy moving. Still, unemployment remains high, consumer confidence and spending continue to waiver, and the housing market, while improving, has a long way to go to recover.

Regardless of lingering market uncertainties, MFS® is confident that the fundamental principles of long-term investing will always apply. We encourage investors to speak with their advisors to identify and research long-term investment opportunities thoroughly. Global research continues to be one of the hallmarks of MFS, along with a unique collaboration between our portfolio managers and sector analysts, who regularly discuss potential investments before making both buy and sell decisions.

As we continue to dig out from the worst financial crisis in decades, keep in mind that while the road back to sustainable recovery will be slow, gradual, and even bumpy at times, conditions are significantly better than they were six months ago.

Respectfully,

Robert J. Manning

Chief Executive Officer and Chief Investment Officer

MFS Investment Management®

January 15, 2010

The opinions expressed in this letter are subject to change, may not be relied upon for investment advice, and no forecasts can be guaranteed.

1

PORTFOLIO COMPOSITION

Portfolio target allocation

Portfolio holdings
MFS Research International Fund	34.9%
MFS International Value Fund	25.0%
MFS International Growth Fund	25.0%
MFS International New Discovery Fund	10.0%
MFS Emerging Markets Equity Fund	5.0%
Cash & Other Net Assets	0.1%

Portfolio actual allocation

Percentages are based on net assets as of 11/30/09.

The portfolio is actively managed and current holdings may be different.

2

MARKET ENVIRONMENT

After having suffered through one of the largest and most concentrated downturns since the 1930s, most asset markets staged a remarkable rebound during 2009. This recovery in global activity, which covers this reporting period, has been led importantly by emerging Asian economies, but broadening to include most of the global economy to varying degrees. Primary drivers of the recovery included an unwinding of the inventory destocking that took place earlier, as well as massive fiscal and monetary stimulus.

During the worst of the credit crisis, policy makers globally loosened monetary and fiscal policy on a massive scale. By the beginning of the reporting period, several central banks had approached their lower bound on policy rates and were examining the implementation and ramifications of quantitative easing as a means to further loosen monetary policy to offset the continuing fall in global economic activity. However, by the end of the period, there were ever-broadening signs that the global macroeconomic deterioration had passed, which caused the subsequent rise in asset valuations. As most asset prices rebounded in the second half of the period and the demand for liquidity waned, the debate concerning the existence of asset bubbles and the need for monetary exit strategies had begun, creating added uncertainty regarding the forward path of policy rates.

3

EXPENSE TABLE

Fund expenses borne by the shareholders during the period, June 1, 2009 through November 30, 2009

As a shareholder of the fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on certain purchase or redemption payments, and (2) ongoing costs, including distribution and service (12b-1) fees; and other fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the fund and to compare these costs with the ongoing costs of investing in other mutual funds.

In addition to the fees and expenses which the fund bears directly, the fund indirectly bears a pro rata share of the fees and expenses of the underlying funds in which the fund invests. Because the underlying funds have varied expenses and fee levels and the fund may own different proportions of the underlying funds at different times, the amount of fees and expenses incurred indirectly by the fund will vary. If these transactional and indirect costs were included, your costs would have been higher.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period June 1, 2009 through November 30, 2009.

Actual Expenses

The first line for each share class in the following table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line for each share class in the following table provides information about hypothetical account values and hypothetical expenses based on the fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

4

Expense Table – continued

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads). Therefore, the second line for each share class in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Share Class		Annualized Expense Ratio	Beginning Account Value 6/01/09	Ending Account Value 11/30/09	Expenses Paid During Period (p) 6/01/09-11/30/09
A	Actual	0.30%	$1,000.00	$1,200.40	$1.65
	Hypothetical (h)	0.30%	$1,000.00	$1,023.56	$1.52
B	Actual	1.05%	$1,000.00	$1,195.54	$5.78
	Hypothetical (h)	1.05%	$1,000.00	$1,019.80	$5.32
C	Actual	1.05%	$1,000.00	$1,195.94	$5.78
	Hypothetical (h)	1.05%	$1,000.00	$1,019.80	$5.32
I	Actual	0.04%	$1,000.00	$1,202.18	$0.22
	Hypothetical (h)	0.04%	$1,000.00	$1,024.87	$0.20
R1	Actual	1.05%	$1,000.00	$1,195.50	$5.78
	Hypothetical (h)	1.05%	$1,000.00	$1,019.80	$5.32
R2	Actual	0.55%	$1,000.00	$1,198.59	$3.03
	Hypothetical (h)	0.55%	$1,000.00	$1,022.31	$2.79
R3	Actual	0.30%	$1,000.00	$1,200.00	$1.65
	Hypothetical (h)	0.30%	$1,000.00	$1,023.56	$1.52
R4	Actual	0.05%	$1,000.00	$1,200.60	$0.28
	Hypothetical (h)	0.05%	$1,000.00	$1,024.82	$0.25
529A	Actual	0.40%	$1,000.00	$1,199.40	$2.21
	Hypothetical (h)	0.40%	$1,000.00	$1,023.06	$2.03
529B	Actual	1.15%	$1,000.00	$1,194.75	$6.33
	Hypothetical (h)	1.15%	$1,000.00	$1,019.30	$5.82
529C	Actual	1.15%	$1,000.00	$1,194.53	$6.33
	Hypothetical (h)	1.15%	$1,000.00	$1,019.30	$5.82

(h)	5% class return per year before expenses.
(p)	Expenses paid is equal to each class’ annualized expense ratio, as shown above, multiplied by the average account value over the period, multiplied by the number of days in the period, divided by the number of days in the year. Expenses paid do not include any applicable sales charges (loads). If these transaction costs had been included, your costs would have been higher. In addition to the fees and expenses which the fund bears directly, the fund indirectly bears a pro rata share of the fees and expenses of the underlying funds in which the fund invests. If these indirect costs were included, your costs would have been higher.

5

PORTFOLIO OF INVESTMENTS

11/30/09 (unaudited)

The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.

Mutual Funds - 99.9%
Issuer	Shares/Par	Value ($)
MFS Emerging Markets Equity Fund - Class I	3,404,346	$95,934,468
MFS International Growth Fund - Class I	20,742,011	476,029,153
MFS International New Discovery Fund - Class I	10,332,897	191,261,932
MFS International Value Fund - Class I	20,206,746	477,485,409
MFS Research International Fund - Class I	46,102,900	665,725,877
Total Mutual Funds (Identified Cost, $2,211,412,904)		$1,906,436,839

Short-Term Obligations (y) - 0.1%
Societe Generale North America, Inc., 0.16%, due 12/01/09, at Amortized Cost and Value	$1,880,000	$1,880,000
Total Investments (Identified Cost, $2,213,292,904)		$1,908,316,839

Other Assets, Less Liabilities - 0.0%		649,746
Net Assets - 100.0%		$1,908,966,585

(y)	The rate shown represents an annualized yield at time of purchase.

See Notes to Financial Statements

6

Financial Statements

STATEMENT OF ASSETS AND LIABILITIES

At 11/30/09 (unaudited)

This statement represents your fund’s balance sheet, which details the assets and liabilities comprising the total value of the fund.

Assets
Investments-
Underlying funds, at value (Identified cost, $2,211,412,904)	$1,906,436,839
Short-term obligations, at amortized cost and value	1,880,000
Total investments, at value (identified cost, $2,213,292,904)	$1,908,316,839
Cash	915
Receivables for
Investments sold	29,995
Fund shares sold	5,630,607
Other assets	815
Total assets	$1,913,979,171
Liabilities
Payables for
Investments purchased	$1,888,309
Fund shares reacquired	2,894,153
Payable to affiliates
Distribution and service fees	97,551
Administrative services fee	192
Program manager fee	37
Payable for independent Trustees’ compensation	231
Accrued expenses and other liabilities	132,113
Total liabilities	$5,012,586
Net assets	$1,908,966,585
Net assets consist of
Paid-in capital	$2,409,293,199
Unrealized appreciation (depreciation) on investments	(304,976,065)
Accumulated net realized gain (loss) on investments	(214,475,414)
Undistributed net investment income	19,124,865
Net assets	$1,908,966,585

	Net assets	Shares outstanding	Net asset value per share (a)
Class A	$1,207,540,526	100,325,965	$12.04
Class B	123,449,604	10,461,326	11.80
Class C	417,426,317	35,436,788	11.78
Class I	87,447,511	7,208,690	12.13
Class R1	5,549,214	475,052	11.68
Class R2	28,502,281	2,396,771	11.89
Class R3	34,049,813	2,836,602	12.00
Class R4	1,676,362	138,637	12.09
Class 529A	1,777,292	148,471	11.97
Class 529B	411,208	34,716	11.84
Class 529C	1,136,457	96,403	11.79

(a)	Maximum offering price per share was equal to the net asset value per share for all share classes, except for Class A and 529A, for which the maximum offering prices per share were $12.77 and $12.70, respectively. On sales of $50,000 or more, the offering price of Class A and Class 529A shares are reduced. A contingent deferred sales charge may be imposed on redemptions of Class A, Class B, Class C, Class 529B and Class 529C shares. Redemption price per share was equal to the net asset value per share for Classes I, R1, R2, R3, R4, and 529A.

See Notes to Financial Statements

7

Financial Statements

STATEMENT OF OPERATIONS

Six months ended 11/30/09 (unaudited)

This statement describes how much your fund earned in investment income and accrued in expenses. It also describes any gains and/or losses generated by fund operations.

Net investment loss
Interest income	$2,211
Expenses
Distribution and service fees	$4,015,845
Program manager fees	1,451
Administrative services fee	8,775
Independent Trustees’ compensation	21,234
Custodian fee	72,910
Shareholder communications	109,568
Auditing fees	21,671
Legal fees	23,306
Miscellaneous	143,411
Total expenses	$4,418,171
Reduction of expenses by investment adviser	(4,623)
Net expenses	$4,413,548
Net investment loss	$(4,411,337)
Realized and unrealized gain (loss) on investments
Realized gain (loss) (identified cost basis)
Investment transactions from underlying funds	$(4,556,904)
Change in unrealized appreciation (depreciation) Investments	$316,442,047
Net realized and unrealized gain (loss) on investments	$311,885,143
Change in net assets from operations	$307,473,806

See Notes to Financial Statements

8

Financial Statements

STATEMENTS OF CHANGES IN NET ASSETS

These statements describe the increases and/or decreases in net assets resulting from operations, any distributions, and any shareholder transactions.

Change in net assets	Six months ended 11/30/09 (unaudited)	Year ended 5/31/09
From operations
Net investment income (loss)	$(4,411,337)	$21,400,801
Net realized gain (loss) on investments	(4,556,904)	(200,778,657)
Net unrealized gain (loss) on investments	316,442,047	(809,102,546)
Change in net assets from operations	$307,473,806	$(988,480,402)
Distributions declared to shareholders
From net investment income	$—	$(107,695)
From net realized gain on investments	—	(53,642,375)
Total distributions declared to shareholders	$—	$(53,750,070)
Change in net assets from fund share transactions	$74,478,388	$(228,247,358)
Total change in net assets	$381,952,194	$(1,270,477,830)
Net assets
At beginning of period	1,527,014,391	2,797,492,221
At end of period (including undistributed net investment income of $19,124,865 and $23,536,202, respectively)	$1,908,966,585	$1,527,014,391

See Notes to Financial Statements

9

Financial Statements

FINANCIAL HIGHLIGHTS

The financial highlights table is intended to help you understand the fund’s financial performance for the semiannual period and the past 5 fiscal years (or life of a particular share class, if shorter). Certain information reflects financial results for a single fund share. The total returns in the table represent the rate by which an investor would have earned (or lost) on an investment in the fund share class (assuming reinvestment of all distributions) held for the entire period.

	Six months ended 11/30/09 (unaudited)		Years ended 5/31
Class A			2009		2008	2007	2006	2005 (c)

Net asset value, beginning of period	$10.03		$15.76		$17.05	$14.28	$11.18	$10.00
Income (loss) from investment operations
Net investment income (loss) (d)	$(0.02)		$0.15		$0.16	$0.15	$0.04	$0.04
Net realized and unrealized gain (loss) on investments	2.03		(5.54)		0.34	3.46	3.44	1.22
Total from investment operations	$2.01		$(5.39)		$0.50	$3.61	$3.48	$1.26
Less distributions declared to shareholders
From net investment income	$—		$(0.00	)(w)	$(0.76)	$(0.51)	$(0.32)	$(0.08)
From net realized gain on investments	—		(0.34)		(1.03)	(0.33)	(0.06)	—
Total distributions declared to shareholders	$—		$(0.34)		$(1.79)	$(0.84)	$(0.38)	$(0.08)
Net asset value, end of period	$12.04		$10.03		$15.76	$17.05	$14.28	$11.18
Total return (%) (r)(s)(t)	20.04	(n)	(33.90)		2.85	25.87	31.48	12.61	(n)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)(h)	0.30	(a)	0.37		0.39	0.48	0.52	0.71	(a)
Expenses after expense reductions (f)(h)(z)	0.30	(a)	0.37		0.39	0.43	0.35	0.35	(a)
Net investment income (loss)	(0.30	)(a)	1.46		1.01	0.96	0.34	0.51	(a)
Portfolio turnover	1		8		4	2	1	0	(u)
Net assets at end of period (000 omitted)	$1,207,541		$976,543		$1,682,289	$1,368,870	$588,469	$170,485

See Notes to Financial Statements

10

Financial Highlights – continued

	Six months ended 11/30/09 (unaudited)		Years ended 5/31
Class B			2009	2008	2007	2006	2005 (c)

Net asset value, beginning of period	$9.87		$15.62	$16.92	$14.18	$11.14	$10.00
Income (loss) from investment operations
Net investment income (loss) (d)	$(0.06)		$0.08	$0.06	$0.05	$(0.04)	$(0.01)
Net realized and unrealized gain (loss) on investments	1.99		(5.49)	0.32	3.45	3.42	1.23
Total from investment operations	$1.93		$(5.41)	$0.38	$3.50	$3.38	$1.22
Less distributions declared to shareholders
From net investment income	$—		$—	$(0.65)	$(0.43)	$(0.28)	$(0.08)
From net realized gain on investments	—		(0.34)	(1.03)	(0.33)	(0.06)	—
Total distributions declared to shareholders	$—		$(0.34)	$(1.68)	$(0.76)	$(0.34)	$(0.08)
Net asset value, end of period	$11.80		$9.87	$15.62	$16.92	$14.18	$11.14
Total return (%) (r)(s)(t)	19.55	(n)	(34.34)	2.14	25.16	30.58	12.14	(n)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)(h)	1.05	(a)	1.04	1.04	1.12	1.17	1.36	(a)
Expenses after expense reductions (f)(h)(z)	1.05	(a)	1.04	1.04	1.07	1.00	1.00	(a)
Net investment income (loss)	(1.05	)(a)	0.78	0.36	0.32	(0.30)	(0.16	)(a)
Portfolio turnover	1		8	4	2	1	0	(u)
Net assets at end of period (000 omitted)	$123,450		$110,057	$232,950	$235,926	$149,728	$46,305

See Notes to Financial Statements

11

Financial Highlights – continued

	Six months ended 11/30/09 (unaudited)		Years ended 5/31
Class C			2009	2008	2007	2006	2005 (c)

Net asset value, beginning of period	$9.85		$15.59	$16.90	$14.17	$11.13	$10.00
Income (loss) from investment operations
Net investment income (loss) (d)	$(0.06)		$0.08	$0.06	$0.05	$(0.04)	$(0.02)
Net realized and unrealized gain (loss) on investments	1.99		(5.48)	0.32	3.44	3.42	1.22
Total from investment operations	$1.93		$(5.40)	$0.38	$3.49	$3.38	$1.20
Less distributions declared to shareholders
From net investment income	$—		$—	$(0.66)	$(0.43)	$(0.28)	$(0.07)
From net realized gain on investments	—		(0.34)	(1.03)	(0.33)	(0.06)	—
Total distributions declared to shareholders	$—		$(0.34)	$(1.69)	$(0.76)	$(0.34)	$(0.07)
Net asset value, end of period	$11.78		$9.85	$15.59	$16.90	$14.17	$11.13
Total return (%) (r)(s)(t)	19.59	(n)	(34.34)	2.13	25.15	30.63	12.03	(n)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)(h)	1.05	(a)	1.04	1.04	1.12	1.17	1.36	(a)
Expenses after expense reductions (f)(h)(z)	1.05	(a)	1.04	1.04	1.07	1.00	1.00	(a)
Net investment income (loss)	(1.05	)(a)	0.76	0.37	0.31	(0.31)	(0.21	)(a)
Portfolio turnover	1		8	4	2	1	0	(u)
Net assets at end of period (000 omitted)	$417,426		$349,134	$728,813	$664,046	$374,652	$103,225

See Notes to Financial Statements

12

Financial Highlights – continued

	Six months ended 11/30/09 (unaudited)		Years ended 5/31
Class I			2009	2008	2007	2006	2005 (c)

Net asset value, beginning of period	$10.09		$15.84	$17.13	$14.32	$11.20	$10.00
Income (loss) from investment operations
Net investment income (loss) (d)	$(0.00	)(w)	$0.19	$0.22	$0.21	$0.07	$0.06
Net realized and unrealized gain (loss) on investments	2.04		(5.58)	0.33	3.48	3.46	1.23
Total from investment operations	$2.04		$(5.39)	$0.55	$3.69	$3.53	$1.29
Less distributions declared to shareholders
From net investment income	$—		$(0.02)	$(0.81)	$(0.55)	$(0.35)	$(0.09)
From net realized gain on investments	—		(0.34)	(1.03)	(0.33)	(0.06)	—
Total distributions declared to shareholders	$—		$(0.36)	$(1.84)	$(0.88)	$(0.41)	$(0.09)
Net asset value, end of period	$12.13		$10.09	$15.84	$17.13	$14.32	$11.20
Total return (%) (r)(s)	20.22	(n)	(33.69)	3.16	26.37	31.88	12.85	(n)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)(h)	0.05	(a)	0.04	0.04	0.12	0.17	0.36	(a)
Expenses after expense reductions (f)(h)(z)	0.04	(a)	0.04	0.04	0.07	0.00	0.00	(a)
Net investment income (loss)	(0.04	)(a)	1.78	1.33	1.34	0.53	0.79	(a)
Portfolio turnover	1		8	4	2	1	0	(u)
Net assets at end of period (000 omitted)	$87,448		$36,608	$65,812	$65,697	$33,556	$3,442

See Notes to Financial Statements

13

Financial Highlights – continued

	Six months ended 11/30/09 (unaudited)		Years ended 5/31
Class R1			2009	2008	2007	2006	2005 (i)

Net asset value, beginning of period	$9.77		$15.47	$16.82	$14.14	$11.14	$11.41
Income (loss) from investment operations
Net investment income (loss) (d)	$(0.06)		$0.09	$0.05	$0.03	$(0.06)	$(0.02)
Net realized and unrealized gain (loss) on investments	1.97		(5.45)	0.32	3.43	3.42	(0.25	)(g)
Total from investment operations	$1.91		$(5.36)	$0.37	$3.46	$3.36	$(0.27)
Less distributions declared to shareholders
From net investment income	$—		$—	$(0.69)	$(0.45)	$(0.30)	$—
From net realized gain on investments	—		(0.34)	(1.03)	(0.33)	(0.06)	—
Total distributions declared to shareholders	$—		$(0.34)	$(1.72)	$(0.78)	$(0.36)	$—
Net asset value, end of period	$11.68		$9.77	$15.47	$16.82	$14.14	$11.14
Total return (%) (r)(s)	19.55	(n)	(34.35)	2.07	25.01	30.42	(2.37	)(n)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)(h)	1.05	(a)	1.04	1.11	1.30	1.37	1.56	(a)
Expenses after expense reductions (f)(h)(z)	1.05	(a)	1.04	1.11	1.18	1.11	1.20	(a)
Net investment income (loss)	(1.05	)(a)	0.90	0.34	0.22	(0.48)	(1.19	)(a)
Portfolio turnover	1		8	4	2	1	0	(u)
Net assets at end of period (000 omitted)	$5,549		$4,254	$6,218	$3,424	$801	$59
See Notes to Financial Statements

14

Financial Highlights – continued

	Six months ended 11/30/09 (unaudited)		Years ended 5/31
Class R2			2009	2008	2007	2006	2005 (c)

Net asset value, beginning of period	$9.92		$15.62	$16.92	$14.21	$11.16	$10.00
Income (loss) from investment operations
Net investment income (loss) (d)	$(0.03)		$0.13	$0.11	$0.09	$0.00 (w)	$0.08
Net realized and unrealized gain (loss) on investments	2.00		(5.49)	0.34	3.45	3.43	1.15
Total from investment operations	$1.97		$(5.36)	$0.45	$3.54	$3.43	$1.23
Less distributions declared to shareholders
From net investment income	$—		$—	$(0.72)	$(0.50)	$(0.32)	$(0.07)
From net realized gain on investments	—		(0.34)	(1.03)	(0.33)	(0.06)	—
Total distributions declared to shareholders	$—		$(0.34)	$(1.75)	$(0.83)	$(0.38)	$(0.07)
Net asset value, end of period	$11.89		$9.92	$15.62	$16.92	$14.21	$11.16
Total return (%) (r)(s)	19.86	(n)	(34.02)	2.56	25.51	31.07	12.25	(n)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)(h)	0.55	(a)	0.54	0.63	0.85	0.92	1.12	(a)
Expenses after expense reductions (f)(h)(z)	0.55	(a)	0.54	0.63	0.74	0.66	0.76	(a)
Net investment income (loss)	(0.55	)(a)	1.29	0.69	0.55	0.02	1.05	(a)
Portfolio turnover	1		8	4	2	1	0	(u)
Net assets at end of period (000 omitted)	$28,502		$22,147	$34,961	$20,847	$2,938	$120

See Notes to Financial Statements

15

Financial Highlights – continued

	Six months ended 11/30/09 (unaudited)		Years ended 5/31
Class R3			2009	2008	2007	2006	2005 (i)

Net asset value, beginning of period	$10.00		$15.71	$17.01	$14.25	$11.18	$11.44
Income (loss) from investment operations
Net investment income (loss) (d)	$(0.02)		$0.16	$0.17	$0.15	$0.04	$(0.01)
Net realized and unrealized gain (loss) on investments	2.02		(5.52)	0.32	3.45	3.43	(0.25	)(g)
Total from investment operations	$2.00		$(5.36)	$0.49	$3.60	$3.47	$(0.26)
Less distributions declared to shareholders
From net investment income	$—		$(0.01)	$(0.76)	$(0.51)	$(0.34)	$—
From net realized gain on investments	—		(0.34)	(1.03)	(0.33)	(0.06)	—
Total distributions declared to shareholders	$—		$(0.35)	$(1.79)	$(0.84)	$(0.40)	$—
Net asset value, end of period	$12.00		$10.00	$15.71	$17.01	$14.25	$11.18
Total return (%) (r)(s)	20.00	(n)	(33.84)	2.78	25.89	31.37	(2.27	)(n)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)(h)	0.30	(a)	0.29	0.38	0.53	0.57	0.76	(a)
Expenses after expense reductions (f)(h)(z)	0.30	(a)	0.29	0.38	0.48	0.40	0.40	(a)
Net investment income (loss)	(0.30	)(a)	1.57	1.07	0.97	0.31	(0.39	)(a)
Portfolio turnover	1		8	4	2	1	0	(u)
Net assets at end of period (000 omitted)	$34,050		$25,086	$40,386	$34,260	$9,492	$49

See Notes to Financial Statements

16

Financial Highlights – continued

	Six months ended 11/30/09 (unaudited)		Years ended 5/31
Class R4			2009	2008	2007	2006	2005 (i)

Net asset value, beginning of period	$10.07		$15.80	$17.09	$14.30	$11.19	$11.44
Income (loss) from investment operations
Net investment income (loss) (d)	$(0.00	)(w)	$0.10	$0.16	$0.20	$0.08	$(0.00	)(w)
Net realized and unrealized gain (loss) on investments	2.02		(5.47)	0.37	3.46	3.43	(0.25	)(g)
Total from investment operations	$2.02		$(5.37)	$0.53	$3.66	$3.51	$(0.25)
Less distributions declared to shareholders
From net investment income	$—		$(0.02)	$(0.79)	$(0.54)	$(0.34)	$—
From net realized gain on investments	—		(0.34)	(1.03)	(0.33)	(0.06)	—
Total distributions declared to shareholders	$—		$(0.36)	$(1.82)	$(0.87)	$(0.40)	$—
Net asset value, end of period	$12.09		$10.07	$15.80	$17.09	$14.30	$11.19
Total return (%) (r)(s)	20.06	(n)	(33.65)	3.03	26.21	31.73	(2.19	)(n)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)(h)	0.05	(a)	0.04	0.11	0.23	0.27	0.46	(a)
Expenses after expense reductions (f)(h)(z)	0.05	(a)	0.04	0.10	0.18	0.10	0.10	(a)
Net investment income (loss)	(0.05	)(a)	0.81	1.10	1.24	0.63	(0.09	)(a)
Portfolio turnover	1		8	4	2	1	0	(u)
Net assets at end of period (000 omitted)	$1,676		$699	$2,160	$1,451	$64	$49

See Notes to Financial Statements

17

Financial Highlights – continued

	Six months ended 11/30/09 (unaudited)		Years ended 5/31
Class 529A			2009	2008	2007	2006		2005 (c)

Net asset value, beginning of period	$9.98		$15.69	$17.00	$14.25	$11.16		$10.00
Income (loss) from investment operations
Net investment income (loss) (d)	$(0.02)		$0.15	$0.12	$0.10	$(0.00	)(w)	$0.08
Net realized and unrealized gain (loss) on investments	2.01		(5.52)	0.33	3.47	3.44		1.15
Total from investment operations	$1.99		$(5.37)	$0.45	$3.57	$3.44		$1.23
Less distributions declared to shareholders
From net investment income	$—		$—	$(0.73)	$(0.49)	$(0.29)		$(0.07)
From net realized gain on investments	—		(0.34)	(1.03)	(0.33)	(0.06)		—
Total distributions declared to shareholders	$—		$(0.34)	$(1.76)	$(0.82)	$(0.35)		$(0.07)
Net asset value, end of period	$11.97		$9.98	$15.69	$17.00	$14.25		$11.16
Total return (%) (r)(s)(t)	19.94	(n)	(33.93)	2.55	25.60	31.16		12.29	(n)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)(h)	0.40	(a)	0.47	0.61	0.73	0.77		0.97	(a)
Expenses after expense reductions (f)(h)(z)	0.40	(a)	0.47	0.61	0.68	0.60		0.61	(a)
Net investment income (loss)	(0.40	)(a)	1.43	0.76	0.65	(0.01)		1.15	(a)
Portfolio turnover	1		8	4	2	1		0	(u)
Net assets at end of period (000 omitted)	$1,777		$1,394	$2,033	$1,479	$550		$144

See Notes to Financial Statements

18

Financial Highlights – continued

	Six months ended 11/30/09 (unaudited)		Years ended 5/31
Class 529B			2009	2008	2007	2006	2005 (c)

Net asset value, beginning of period	$9.91		$15.70	$17.01	$14.27	$11.13	$10.00
Income (loss) from investment operations
Net investment income (loss) (d)	$(0.06)		$0.08	$0.02	$0.00 (w)	$(0.08)	$0.04
Net realized and unrealized gain (loss) on investments	1.99		(5.53)	0.33	3.47	3.43	1.15
Total from investment operations	$1.93		$(5.45)	$0.35	$3.47	$3.35	$1.19
Less distributions declared to shareholders
From net investment income	$—		$—	$(0.63)	$(0.40)	$(0.15)	$(0.06)
From net realized gain on investments	—		(0.34)	(1.03)	(0.33)	(0.06)	—
Total distributions declared to shareholders	$—		$(0.34)	$(1.66)	$(0.73)	$(0.21)	$(0.06)
Net asset value, end of period	$11.84		$9.91	$15.70	$17.01	$14.27	$11.13
Total return (%) (r)(s)(t)	19.48	(n)	(34.42)	1.91	24.83	30.28	11.84	(n)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)(h)	1.15	(a)	1.14	1.27	1.37	1.42	1.62	(a)
Expenses after expense reductions (f)(h)(z)	1.15	(a)	1.14	1.27	1.32	1.25	1.26	(a)
Net investment income (loss)	(1.15	)(a)	0.81	0.11	0.01	(0.63)	0.58	(a)
Portfolio turnover	1		8	4	2	1	0	(u)
Net assets at end of period (000 omitted)	$411		$331	$603	$488	$257	$123

See Notes to Financial Statements

19

Financial Highlights – continued

	Six months ended 11/30/09 (unaudited)		Years ended 5/31
Class 529C			2009	2008	2007	2006	2005 (c)

Net asset value, beginning of period	$9.87		$15.63	$16.92	$14.21	$11.14	$10.00
Income (loss) from investment operations
Net investment income (loss) (d)	$(0.06)		$0.07	$0.03	$0.00 (w)	$(0.08)	$0.02
Net realized and unrealized gain (loss) on investments	1.98		(5.49)	0.33	3.45	3.43	1.18
Total from investment operations	$1.92		$(5.42)	$0.36	$3.45	$3.35	$1.20
Less distributions declared to shareholders
From net investment income	$—		$—	$(0.62)	$(0.41)	$(0.22)	$(0.06)
From net realized gain on investments	—		(0.34)	(1.03)	(0.33)	(0.06)	—
Total distributions declared to shareholders	$—		$(0.34)	$(1.65)	$(0.74)	$(0.28)	$(0.06)
Net asset value, end of period	$11.79		$9.87	$15.63	$16.92	$14.21	$11.14
Total return (%) (r)(s)(t)	19.45	(n)	(34.38)	2.01	24.78	30.30	11.95	(n)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)(h)	1.15	(a)	1.14	1.27	1.38	1.42	1.62	(a)
Expenses after expense reductions (f)(h)(z)	1.15	(a)	1.14	1.27	1.32	1.25	1.26	(a)
Net investment income (loss)	(1.15	)(a)	0.70	0.21	0.01	(0.59)	0.31	(a)
Portfolio turnover	1		8	4	2	1	0	(u)
Net assets at end of period (000 omitted)	$1,136		$762	$1,266	$1,365	$651	$305

See Notes to Financial Statements

20

Financial Highlights – continued

Any redemption fees charged by the fund during the 2005 fiscal year resulted in a per share impact of less than $0.01.

(a)	Annualized.
(c)	For the period from the commencement of the fund’s investment operations, September 30, 2004 through the stated period end.
(d)	Per share data is based on average shares outstanding.
(f)	Ratios do not reflect reductions from fees paid indirectly, if applicable.
(g)	The per share amount is not in accordance with the net realized and unrealized gain/loss for the period because of the timing of sales of fund shares and the per share amount of realized and unrealized gains and losses at such time.
(h)	In addition to the fees and expenses which the fund bears directly, the fund indirectly bears a pro rata share of the fees and expenses of the underlying funds in which the fund invests, which are not reported in these expense ratios. Because the underlying funds have varied expense and fee levels and the fund may own different proportions of the underlying funds at different times, the amount of fees and expenses incurred indirectly by the fund will vary.
(i)	For the period from the class’ inception, April 1, 2005 (Classes R1, R3, and R4) through the stated period end.
(n)	Not annualized.
(r)	Certain expenses have been reduced without which performance would have been lower.
(s)	From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.
(t)	Total returns do not include any applicable sales charges.
(u)	Portfolio turnover is less than 1%.
(w)	Per share amount was less than $0.01.
(z)	For the years ended May 31, 2005, and May 31, 2006, and for the period June 1, 2006 through September 30, 2006, 0.10% of the expense reduction was voluntary.

See Notes to Financial Statements

21

NOTES TO FINANCIAL STATEMENTS

(unaudited)

(1)	Business and Organization

MFS International Diversification Fund (the fund) is a series of MFS Series Trust X (the trust). The trust is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company.

(2)	Significant Accounting Policies

General – The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates. In the preparation of these financial statements, management has evaluated subsequent events occurring after the date of the fund’s Statement of Assets and Liabilities through January 15, 2010 which is the date that the financial statements were issued. The fund is a “fund of funds”, which invests the majority of its assets in other MFS mutual funds (underlying funds), which may have different fiscal year ends than the fund. The underlying funds, in turn, may engage in a number of investment techniques and practices, which involve certain risks. Additional information, including each underlying fund’s accounting policies, is outlined in the underlying fund’s financial statements which are available upon request.

The investment objective of each of the underlying funds held by the fund at November 30, 2009 was to seek capital appreciation.

Investment Valuations – Open-end investment companies (underlying funds) are generally valued at their net asset value per share. Short-term instruments with a maturity at issuance of 60 days or less generally are valued at amortized cost, which approximates market value. The investments of underlying funds managed by the adviser are valued as described below. For purposes of this policy disclosure, “fund” refers to the underlying fund in which the fund of fund invests.

Equity securities, including restricted equity securities, are generally valued at the last sale or official closing price as provided by a third-party pricing service on the market or exchange on which they are primarily traded. Equity securities, for which there were no sales reported that day, are generally valued at the last quoted daily bid quotation as provided by a third-party pricing service on the market or exchange on which such securities are primarily traded. Equity securities held short, for which there were no sales reported for that day, are generally valued at the last quoted daily ask quotation as provided

22

Notes to Financial Statements (unaudited) – continued

by a third-party pricing service on the market or exchange on which such securities are primarily traded. Debt instruments and floating rate loans (other than short-term instruments), including restricted debt instruments, are generally valued at an evaluated or composite bid as provided by a third-party pricing service. Short-term instruments with a maturity at issuance of 60 days or less generally are valued at amortized cost, which approximates market value. Exchange-traded options are generally valued at the last sale or official closing price as provided by a third-party pricing service on the exchange on which such options are primarily traded. Exchange-traded options for which there were no sales reported that day are generally valued at the last daily bid quotation as provided by a third-party pricing service on the exchange on which such options are primarily traded. Options not traded on an exchange are generally valued at a broker/dealer bid quotation. Foreign currency options are generally valued using an external pricing model that uses market data from a third-party source. Futures contracts are generally valued at last posted settlement price as provided by a third-party pricing service on the market on which they are primarily traded. Futures contracts for which there were no trades that day for a particular position are generally valued at the closing bid quotation as provided by a third-party pricing service on the market on which such futures contracts are primarily traded. Forward foreign currency contracts are generally valued at the mean of bid and asked prices for the time period interpolated from rates provided by a third-party pricing service for proximate time periods. Swaps are generally valued at valuations provided by a third-party pricing service. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. Values obtained from third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates provided by a third-party pricing service.

The Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments (including any fair valuation) to the adviser pursuant to valuation policies and procedures approved by the Board. If the adviser determines that reliable market quotations are not readily available, investments are valued at fair value as determined in good faith by the adviser in accordance with such procedures under the oversight of the Board of Trustees. Under the fund’s valuation policies and procedures, market quotations are not considered to be readily available for most types of debt instruments and floating rate loans and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services. In addition, investments may

23

Notes to Financial Statements (unaudited) – continued

be valued at fair value if the adviser determines that an investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halting of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. Events that occur on a frequent basis after foreign markets close (such as developments in foreign markets and significant movements in the U.S. markets) and prior to the determination of the fund’s net asset value may be deemed to have a material affect on the value of securities traded in foreign markets. Accordingly, the fund’s foreign equity securities may often be valued at fair value. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.

Various inputs are used in determining the value of the fund’s assets or liabilities carried at market value. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment’s level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund’s assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes unobservable inputs, which may include the adviser’s own assumptions in determining the fair value of investments. Other financial instruments are derivative instruments not reflected in total investments, such as futures, forwards, swap contracts, and

24

Notes to Financial Statements (unaudited) – continued

written options. The following is a summary of the levels used as of November 30, 2009 in valuing the fund’s assets or liabilities carried at market value:

Investments at Value	Level 1	Level 2	Level 3	Total
Mutual Funds	$1,906,436,839	$—	$—	$1,906,436,839
Short Term Securities	—	1,880,000	—	1,880,000
Total Investments	$1,906,436,839	$1,880,000	$—	$1,908,316,839

For further information regarding security characteristics, see the Portfolio of Investments.

Repurchase Agreements – The fund may enter into repurchase agreements with approved counterparties. Each repurchase agreement is recorded at cost. The fund requires that the securities collateral in a repurchase transaction be transferred to a custodian. The fund monitors, on a daily basis, the value of the collateral to ensure that its value, including accrued interest, is greater than amounts owed to the fund under each such repurchase agreement. The fund and other funds managed by MFS may utilize a joint trading account for the purpose of entering into one or more repurchase agreements.

Derivatives – The fund invests in underlying funds that may use derivatives for different purposes, including to earn income and enhance returns, to increase or decrease exposure to a particular market, to manage or adjust the risk profile of the underlying funds, or as alternatives to direct investments. Derivatives may be used for hedging or non-hedging purposes. While hedging can reduce or eliminate losses, it can also reduce or eliminate gains. When the underlying funds use derivatives as an investment to increase market exposure, or for hedging purposes, gains and losses from derivative instruments may be substantially greater than the derivative’s original cost.

Derivative instruments include written options, purchased options, futures contracts, forward foreign currency exchange contracts, and swap agreements. For the six months ended November 30, 2009, the fund did not invest in any derivative instruments and accordingly there is no impact to the financial statements.

Indemnifications – Under the fund’s organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the fund. Additionally, in the normal course of business, the fund enters into agreements with service providers that may contain indemnification clauses. The fund’s maximum exposure under these agreements is unknown as this would involve future claims that may be made against the fund that have not yet occurred.

Investment Transactions and Income – Investment transactions are recorded on the trade date. Interest income is recorded on an accrual basis. All premium

25

Notes to Financial Statements (unaudited) – continued

and discount is amortized or accreted for financial statement purposes in accordance with U.S. generally accepted accounting principles. Distributions of income and capital gains from the underlying funds are recorded on the ex-dividend date. Recognition of net investment income by the fund is affected by the timing of the declaration of dividends by the underlying funds in which the fund invests. In determining the net gain or loss on securities sold, the cost of securities is determined on the identified cost basis.

The fund may receive proceeds from litigation settlements. Any proceeds received from litigation involving portfolio holdings are reflected in the Statement of Operations in realized gain/loss if the security has been disposed of by the fund or in unrealized gain/loss if the security is still held by the fund. Any other proceeds from litigation not related to portfolio holdings are reflected as other income in the Statement of Operations.

Fees Paid Indirectly – The fund’s custody fee may be reduced according to an arrangement that measures the value of cash deposited with the custodian by the fund. For the six months ended November 30, 2009, custody fees were not reduced.

Tax Matters and Distributions – The fund intends to qualify as a regulated investment company, as defined under Subchapter M of the Internal Revenue Code, and to distribute all of its taxable income, including realized capital gains. As a result, no provision for federal income tax is required. The fund’s federal tax returns for the prior three fiscal years remain subject to examination by the Internal Revenue Service. Foreign taxes, if any, have been accrued by the fund in the accompanying financial statements.

Distributions to shareholders are recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from U.S. generally accepted accounting principles. Certain capital accounts in the financial statements are periodically adjusted for permanent differences in order to reflect their tax character. These adjustments have no impact on net assets or net asset value per share. Temporary differences which arise from recognizing certain items of income, expense, gain or loss in different periods for financial statement and tax purposes will reverse at some time in the future. Distributions in excess of net investment income or net realized gains are temporary overdistributions for financial statement purposes resulting from differences in the recognition or classification of income or distributions for financial statement and tax purposes.

Book/tax differences primarily relate to wash sale loss deferrals, and short-term capital gain distributions received from underlying funds.

26

Notes to Financial Statements (unaudited) – continued

The tax character of distributions made during the current period will be determined at fiscal year end. The tax character of distributions declared to shareholders for the last fiscal year is as follows:

5/31/09
Ordinary income (including any short-term capital gains)	$112,105
Long-term capital gain	53,637,965
$53,750,070

The federal tax cost and the tax basis components of distributable earnings were as follows:

As of 11/30/09
Cost of investments	$2,290,157,964
Gross appreciation	3,296,600
Gross depreciation	(385,137,725)
Net unrealized appreciation (depreciation)	$(381,841,125)

As of 5/31/09
Undistributed ordinary income	23,536,202
Capital loss carryforwards	(77,102,808)
Post-October capital loss deferral	(55,408,124)
Other temporary differences	(542,518)
Net unrealized appreciation (depreciation)	(698,283,172)

The aggregate cost above includes prior fiscal year end tax adjustments.

As of May 31, 2009, the fund had capital loss carryforwards available to offset future realized gains. Such losses expire as follows:

5/31/17	$(77,102,808)

Multiple Classes of Shares of Beneficial Interest – The fund offers multiple classes of shares, which differ in their respective distribution and service fees. The fund’s income, realized and unrealized gain (loss), and common expenses are allocated to shareholders based on the daily net assets of each class. Dividends are declared separately for each class. Differences in per share dividend rates are generally due to differences in separate class expenses. Class B and Class 529B shares will convert to Class A and Class 529A shares, respectively, approximately eight years after purchase. The fund’s distributions

27

Notes to Financial Statements (unaudited) – continued

declared to shareholders as reported on the Statements of Changes in Net Assets are presented by class as follows:

	From net investment income		From net realized gain on investments
	Six months ended 11/30/09	Year ended 5/31/09	Six months ended 11/30/09	Year ended 5/31/09
Class A	$—	$10,682	$—	$33,134,519
Class B	—	—	—	4,234,767
Class C	—	—	—	13,259,527
Class I	—	83,551	—	1,243,244
Class R1	—	—	—	148,779
Class R2	—	—	—	697,027
Class R3	—	12,591	—	826,159
Class R4	—	871	—	12,956
Class 529A	—	—	—	46,123
Class 529B	—	—	—	13,202
Class 529C	—	—	—	26,072
Total	$—	$107,695	$—	$53,642,375

(3)	Transactions with Affiliates

Investment Adviser – The fund has an investment advisory agreement with MFS to provide overall investment management and related administrative services and facilities to the fund. MFS receives no compensation under this agreement; however MFS receives management fees from the underlying MFS funds.

The investment adviser has agreed in writing to pay a portion of the fund’s operating expenses, exclusive of distribution and service fees, program manager fees, interest, taxes, extraordinary expenses, brokerage and transaction costs and investment-related expenses, such that operating expenses do not exceed 0.10% annually of the fund’s average daily net assets. This written agreement will continue until modified by the fund’s Board of Trustees, but such agreement will continue at least until September 30, 2010. For the six months ended November 30, 2009, the fund’s actual operating expenses did not exceed the limit and therefore, the investment adviser did not pay any portion of the fund’s expenses.

In addition to the fees and expenses which the fund bears directly, the fund indirectly bears a pro rata share of the fees and expenses of the underlying funds in which the fund invests. Accordingly, the expense ratio for the fund reflects only those fees and expenses borne directly by the fund.

Distributor – MFS Fund Distributors, Inc. (MFD), a wholly-owned subsidiary of MFS, as distributor, received $104,327 and $1,012 for the six months ended November 30, 2009, as its portion of the initial sales charge on sales of Class A and Class 529A shares of the fund, respectively.

28

Notes to Financial Statements (unaudited) – continued

The Board of Trustees has adopted a distribution plan for certain class shares pursuant to Rule 12b-1 of the Investment Company Act of 1940.

The fund’s distribution plan provides that the fund will pay MFD for services provided by MFD and financial intermediaries in connection with the distribution and servicing of certain share classes. One component of the plan is a distribution fee paid to MFD and another component of the plan is a service fee paid to MFD. MFD may subsequently pay all, or a portion, of the distribution and/or service fees to financial intermediaries.

Distribution Plan Fee Table:

	Distribution Fee Rate (d)	Service Fee Rate (d)	Total Distribution Plan (d)	Annual Effective Rate (e)	Distribution and Service Fee
Class A	—	0.25%	0.25%	0.25%	$1,369,775
Class B	0.75%	0.25%	1.00%	1.00%	589,489
Class C	0.75%	0.25%	1.00%	1.00%	1,921,994
Class R1	0.75%	0.25%	1.00%	1.00%	24,808
Class R2	0.25%	0.25%	0.50%	0.50%	64,330
Class R3	—	0.25%	0.25%	0.25%	36,924
Class 529A	—	0.25%	0.25%	0.25%	1,995
Class 529B	0.75%	0.25%	1.00%	1.00%	1,863
Class 529C	0.75%	0.25%	1.00%	1.00%	4,667
Total Distribution and Service Fees					$4,015,845

(d)	In accordance with the distribution plan for certain classes, the fund pays distribution and/or service fees equal to these annual percentage rates of each class’ average daily net assets. The distribution and service fee rates disclosed by class represent the current rates in effect at the end of the reporting period. Any rate changes, if applicable, are detailed below.
(e)	The annual effective rates represent actual fees incurred under the distribution plan for the six months ended November 30, 2009 based on each class’ average daily net assets.

Certain Class A shares purchased prior to September 1, 2008 are subject to a contingent deferred sales charge (CDSC) in the event of a shareholder redemption within 12 months of purchase. Certain Class A shares purchased on or subsequent to September 1, 2008 are subject to a CDSC in the event of a shareholder redemption within 24 months of purchase. Class C and Class 529C shares are subject to a CDSC in the event of a shareholder redemption within 12 months of purchase. Class B and Class 529B shares are subject to a CDSC in the event of a shareholder redemption within six years of purchase. All contingent deferred sales charges are paid to MFD and during the six months ended November 30, 2009, were as follows:

Amount
Class A	$2,471
Class B	115,822
Class C	18,009
Class 529B	—
Class 529C	—

29

Notes to Financial Statements (unaudited) – continued

The fund has entered into and may from time to time enter into contracts with program managers and other parties which administer the tuition programs through which an investment in the fund’s 529 share classes is made. The fund has entered into an agreement with MFD pursuant to which MFD receives an annual fee of up to 0.10% of the average daily net assets attributable to each 529 share class. The services provided by MFD, or a third party with which MFD contracts, include recordkeeping and tax reporting and account services, as well as services designed to maintain the program’s compliance with the Internal Revenue Code and other regulatory requirements. Program manager fees for the six months ended November 30, 2009, were as follows:

Amount
Class 529A	$798
Class 529B	186
Class 529C	467
Total Program Manager Fees	$1,451

Shareholder Servicing Agent – MFS Service Center, Inc. (MFSC), a wholly-owned subsidiary of MFS, provides shareholder services and transfer agent services to the fund. Under a Special Servicing Agreement among MFS, each MFS fund which invests in other MFS funds (“MFS fund-of-funds”) and the underlying funds in which a MFS fund-of-funds invests (“underlying funds”), each underlying fund may pay a portion of each MFS fund-of-fund’s transfer agent-related expenses, including out-of-pocket and sub-accounting fees, to the extent such payments do not exceed the benefits realized or expected to be realized by the underlying fund from the investment in the underlying fund by the MFS fund-of-fund. For the six months ended November 30, 2009, all shareholder servicing expenses of the funds, including out-of-pocket expenses, were paid for by the underlying funds under this agreement.

Administrator – MFS provides certain financial, legal, shareholder communications, compliance, and other administrative services to the fund. Under an administrative services agreement, the fund partially reimburses MFS the costs incurred to provide these services. The fund pays an annual fixed amount of $17,500. The administrative services fee incurred for the six months ended November 30, 2009 was equivalent to an annual effective rate of 0.0010% of the fund’s average daily net assets.

Trustees’ and Officers’ Compensation – The fund pays compensation to independent Trustees in the form of a retainer, attendance fees, and additional compensation to Board and Committee chairpersons. The fund does not pay compensation directly to trustees or officers of the fund who are also officers of the investment adviser, all of whom receive remuneration for their services to the fund from MFS. Certain officers and trustees of the fund are officers or directors of MFS, MFD, and MFSC.

30

Notes to Financial Statements (unaudited) – continued

Other – This fund and certain other funds managed by MFS (the funds) have entered into services agreements (the Agreements) which provide for payment of fees by the funds to Tarantino LLC and Griffin Compliance LLC in return for the provision of services of an Independent Chief Compliance Officer (ICCO) and Assistant ICCO, respectively, for the funds. The ICCO and Assistant ICCO are officers of the funds and the sole members of Tarantino LLC and Griffin Compliance LLC, respectively. The funds can terminate the Agreements with Tarantino LLC and Griffin Compliance LLC at any time under the terms of the Agreements. For the six months ended November 30, 2009, the aggregate fees paid by the fund to Tarantino LLC and Griffin Compliance LLC were $7,433 and are included in miscellaneous expense on the Statement of Operations. MFS has agreed to reimburse the fund for a portion of the payments made by the fund in the amount of $4,623, which is shown as a reduction of total expenses in the Statement of Operations. Additionally, MFS has agreed to bear all expenses associated with office space, other administrative support, and supplies provided to the ICCO and Assistant ICCO.

(4)	Portfolio Securities

Purchases and sales of shares of underlying funds aggregated $78,311,223 and $8,515,879, respectively.

(5)	Shares of Beneficial Interest

The fund’s Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest. Transactions in fund shares were as follows:

	Six months ended 11/30/09		Year ended 5/31/09
	Shares	Amount	Shares	Amount
Shares sold
Class A	17,339,566	$193,474,961	38,461,786	$398,766,597
Class B	616,332	6,809,059	1,235,923	13,052,804
Class C	3,346,244	37,113,933	5,549,740	58,262,394
Class I	4,495,104	49,786,615	269,796	2,668,184
Class R1	90,692	1,002,237	190,043	1,965,687
Class R2	479,713	5,227,491	708,357	6,922,691
Class R3	708,431	7,946,144	868,139	8,453,392
Class R4	80,855	920,957	55,596	548,311
Class 529A	20,641	236,896	32,001	329,793
Class 529B	2,292	25,220	5,895	58,710
Class 529C	23,161	260,335	12,868	130,289
	27,203,031	$302,803,848	47,390,144	$491,158,852

31

Notes to Financial Statements (unaudited) – continued

	Six months ended 11/30/09		Year ended 5/31/09
	Shares	Amount	Shares	Amount
Shares issued to shareholders in reinvestment of distributions
Class A	—	$—	3,266,377	$28,874,523
Class B	—	—	394,074	3,436,277
Class C	—	—	973,168	8,476,267
Class I	—	—	97,773	868,222
Class R1	—	—	16,916	146,157
Class R2	—	—	74,727	653,859
Class R3	—	—	95,204	838,750
Class R4	—	—	1,561	13,827
Class 529A	—	—	5,241	46,123
Class 529B	—	—	1,505	13,202
Class 529C	—	—	2,990	26,072
	—	$—	4,929,536	$43,393,279

Shares reacquired
Class A	(14,370,634)	$(158,901,009)	(51,139,515)	$(503,973,175)
Class B	(1,304,162)	(14,255,558)	(5,395,402)	(53,313,334)
Class C	(3,341,542)	(36,318,642)	(17,834,571)	(174,304,315)
Class I	(912,960)	(10,241,371)	(895,291)	(9,170,685)
Class R1	(51,021)	(565,834)	(173,571)	(1,681,855)
Class R2	(314,733)	(3,484,582)	(789,321)	(8,386,017)
Class R3	(379,551)	(4,236,912)	(1,025,930)	(10,165,948)
Class R4	(11,676)	(132,451)	(124,379)	(1,249,588)
Class 529A	(11,848)	(134,647)	(27,100)	(268,621)
Class 529B	(938)	(10,385)	(12,459)	(105,136)
Class 529C	(3,974)	(44,069)	(19,644)	(180,815)
	(20,703,039)	$(228,325,460)	(77,437,183)	$(762,799,489)

Net change
Class A	2,968,932	$34,573,952	(9,411,352)	$(76,332,055)
Class B	(687,830)	(7,446,499)	(3,765,405)	(36,824,253)
Class C	4,702	795,291	(11,311,663)	(107,565,654)
Class I	3,582,144	39,545,244	(527,722)	(5,634,279)
Class R1	39,671	436,403	33,388	429,989
Class R2	164,980	1,742,909	(6,237)	(809,467)
Class R3	328,880	3,709,232	(62,587)	(873,806)
Class R4	69,179	788,506	(67,222)	(687,450)
Class 529A	8,793	102,249	10,142	107,295
Class 529B	1,354	14,835	(5,059)	(33,224)
Class 529C	19,187	216,266	(3,786)	(24,454)
	6,499,992	$74,478,388	(25,117,503)	$(228,247,358)

32

Notes to Financial Statements (unaudited) – continued

Class W shares were not available for sale during the period. Please see the fund’s Class W prospectus for details.

(6)	Line of Credit

The fund and certain other funds managed by MFS participate in a $1.1 billion unsecured committed line of credit, subject to a $1 billion sublimit, provided by a syndication of banks under a credit agreement. Borrowings may be made for temporary financing needs. Interest is charged to each fund, based on its borrowings, generally at a rate equal to the higher of the Federal Reserve funds rate or one month LIBOR plus an agreed upon spread. A commitment fee, based on the average daily, unused portion of the committed line of credit, is allocated among the participating funds at the end of each calendar quarter. In addition, the fund and other funds managed by MFS have established unsecured uncommitted borrowing arrangements with certain banks for temporary financing needs. Interest is charged to each fund, based on its borrowings, at a rate equal to the Federal Reserve funds rate plus an agreed upon spread. For the six months ended November 30, 2009, the fund’s commitment fee and interest expense were $15,155 and $0, respectively, and are included in miscellaneous expense on the Statement of Operations.

(7)	Transactions in Underlying Funds-Affiliated Issuers

An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the fund assumes the following to be affiliated issuers:

Underlying Funds	Beginning Shares/Par Amount	Acquisitions Shares/Par Amount	Dispositions Shares/Par Amount	Ending Shares/Par Amount
MFS Emerging Markets Equity Fund	3,409,684	64,051	(69,389)	3,404,346
MFS International Growth Fund	20,098,975	653,066	(10,030)	20,742,011
MFS International New Discovery Fund	10,266,728	135,338	(69,169)	10,332,897
MFS International Value Fund	18,828,119	1,607,637	(229,010)	20,206,746
MFS Research International Fund	44,352,921	1,785,893	(35,914)	46,102,900

Underlying Funds	Realized Gain (Loss)	Capital Gain Distributions	Dividend Income	Ending Value
MFS Emerging Markets Equity Fund	$(1,181,120)	$—	$—	$95,934,468
MFS International Growth Fund	(84,438)	—	—	476,029,153
MFS International New Discovery Fund	(841,994)	—	—	191,261,932
MFS International Value Fund	(2,202,752)	—	—	477,485,409
MFS Research International Fund	(246,600)	—	—	665,725,877
	$(4,556,904)	$—	$—	$1,906,436,839

33

BOARD REVIEW OF INVESTMENT ADVISORY AGREEMENT

The Investment Company Act of 1940 requires that both the full Board of Trustees and a majority of the non-interested (“independent”) Trustees, voting separately, annually approve the continuation of the Fund’s investment advisory agreement with MFS. The Trustees consider matters bearing on the Fund and its advisory arrangements at their meetings throughout the year, including a review of performance data at each regular meeting. In addition, the independent Trustees met several times over the course of three months beginning in May and ending in July, 2009 (“contract review meetings”) for the specific purpose of considering whether to approve the continuation of the investment advisory agreement for the Fund and the other investment companies that the Board oversees (the “MFS Funds”). The independent Trustees were assisted in their evaluation of the Fund’s investment advisory agreement by independent legal counsel, from whom they received separate legal advice and with whom they met separately from MFS during various contract review meetings. The independent Trustees were also assisted in this process by the MFS Funds’ Independent Chief Compliance Officer, a full-time senior officer appointed by and reporting to the independent Trustees.

In connection with their deliberations regarding the continuation of the investment advisory agreement, the Trustees, including the independent Trustees, considered such information and factors as they believed, in light of the legal advice furnished to them and their own business judgment, to be relevant. The investment advisory agreement for the Fund was considered separately, although the Trustees also took into account the common interests of all MFS Funds in their review. As described below, the Trustees considered the nature, quality, and extent of the various investment advisory, administrative, and shareholder services performed by MFS under the existing investment advisory agreement and other arrangements with the Fund.

In connection with their contract review meetings, the Trustees received and relied upon materials that included, among other items: (i) information provided by Lipper Inc., an independent third party, on the investment performance of the Fund for various time periods ended December 31, 2008 and the investment performance of a group of funds with substantially similar investment classifications/objectives (the “Lipper performance universe”), (ii) information provided by Lipper Inc. on the Fund’s fees and expenses and the fees and expenses of comparable funds identified by Lipper Inc. (the “Lipper expense group”), (iii) information as to whether and to what extent applicable expense waivers and reimbursements are observed for the Fund, (iv) information regarding MFS’ financial results and financial condition, including MFS’ and certain of its affiliates’ estimated profitability from

34

Board Review of Investment Advisory Agreement – continued

services performed for the Fund and the MFS Funds as a whole, (v) MFS’ views regarding the outlook for the mutual fund industry and the strategic business plans of MFS, (vi) descriptions of various functions performed by MFS for the Funds, such as compliance monitoring and portfolio trading practices, and (vii) information regarding the overall organization of MFS, including information about MFS’ senior management and other personnel providing investment advisory, administrative and other services to the Fund and the other MFS Funds. The comparative performance, fee and expense information prepared and provided by Lipper Inc. was not independently verified and the independent Trustees did not independently verify any information provided to them by MFS.

The Trustees’ conclusion as to the continuation of the investment advisory agreement was based on a comprehensive consideration of all information provided to the Trustees and not the result of any single factor. Some of the factors that figured particularly in the Trustees’ deliberations are described below, although individual Trustees may have evaluated the information presented differently from one another, giving different weights to various factors. It is also important to recognize that the fee arrangements for the Fund and other MFS Funds are the result of years of review and discussion between the Independent Trustees and MFS, that certain aspects of such arrangements may received greater scrutiny in some years than in others, and that the Trustees’ conclusions may be based, in part, on their consideration of these same arrangements during the course of the year and in prior years.

Based on information provided by Lipper Inc., the Trustees reviewed the Fund’s total return investment performance as well as the performance of peer groups of funds for various time periods. The Trustees placed particular emphasis on the total return performance of the Fund’s Class A shares in comparison to the performance of funds in its Lipper performance universe over the three-year period ended December 31, 2008, which the Trustees believed was a long enough period to reflect differing market conditions. The total return performance of the Fund’s Class A shares was in the 1st quintile relative to the other funds in the universe for the three-year period (the 1st quintile being the best performers and the 5th quintile being the worst performers). The total return performance of the Fund’s Class A shares was in the 1st quintile for the one-year period ended December 31, 2008 relative to the Lipper performance universe. The Fund commenced operations in September, 2004; therefore, no performance data for the five-year period was available. Because of the passage of time, this performance is likely to differ from performance results for more recent periods, including those shown elsewhere in this report.

35

Board Review of Investment Advisory Agreement – continued

In the course of their deliberations, the Trustees took into account information provided by MFS in connection with the contract review meetings, as well as during investment review meetings conducted with portfolio management personnel during the course of the year regarding the Fund’s performance. After reviewing these and related factors, the Trustees concluded, within the context of their overall conclusions regarding the investment advisory agreement, that they were satisfied with MFS’ responses and efforts relating to investment performance.

The Trustees considered that MFS does not charge an advisory fee for providing investment advisory services to the Fund, but that the Fund pays its pro rata share of the advisory fees paid by the underlying funds in which it invests (the “Underlying Funds”). The Trustees also noted that MFS currently observes an expense limitation for the Fund.

In assessing the reasonableness of the Fund’s expenses, the Trustees considered, among other information, the total expense ratio of the Fund’s Class A shares as a percentage of average daily net assets and the total expense ratios of peer groups of funds based on information provided by Lipper Inc., noting that the Fund’s total expense ratio was expected to be relatively low because, as noted above, the Fund does not bear advisory expenses. The Trustees also considered that, according to the Lipper data (which takes into account any expense limitations that were in effect during the Fund’s last fiscal year), the Fund’s total expense ratio was higher than the Lipper expense group median. Because the Fund does not pay an advisory fee, the Trustees did not consider the extent to which economies of scale would be realized due to the Fund’s growth of assets, whether fee levels reflect economies of scale for shareholders, or the fees paid by similar funds to other investment advisers or by similar clients of MFS.

The Trustees also considered information prepared by MFS relating to MFS’ costs and profits with respect to the Fund, the MFS Funds considered as a group, and other investment companies and accounts advised by MFS, as well as MFS’ methodologies used to determine and allocate its costs to the MFS Funds, the Fund and other accounts and products for purposes of estimating profitability.

In addition, the Trustees considered MFS’ resources and related efforts to continue to retain, attract and motivate capable personnel to serve the Fund. The Trustees also considered current and developing conditions in the financial services industry, including the entry into the industry of large and well-capitalized companies which are spending, and appear to be prepared to continue to spend, substantial sums to engage personnel and to provide services to competing investment companies. In this regard, the Trustees also considered the financial resources of MFS and its ultimate parent, Sun Life

36

Board Review of Investment Advisory Agreement – continued

Financial Inc. The Trustees also considered the advantages and possible disadvantages to the Fund of having an adviser that also serves other investment companies as well as other accounts.

The Trustees also considered the nature, quality, cost, and extent of administrative, transfer agency, and distribution services provided to the Fund by MFS and its affiliates under agreements and plans other than the investment advisory agreement, including any 12b-1 fees the Fund pays to MFS Fund Distributors, Inc., an affiliate of MFS. The Trustees also considered the nature, extent and quality of certain other services MFS performs or arranges for on the Fund’s or the Underlying Funds’ behalf, which may include securities lending programs, directed expense payment programs, class action recovery programs, and MFS’ interaction with third-party service providers, principally custodians and sub-custodians. The Trustees concluded that the various non-advisory services provided by MFS and its affiliates on behalf of the Funds were satisfactory.

The Trustees also considered benefits to MFS from the use of the Underlying Funds’ portfolio brokerage commissions, if applicable, to pay for investment research and various other factors. Additionally, the Trustees considered so-called “fall-out benefits” to MFS such as reputational value derived from serving as investment manager to the Fund.

Based on their evaluation of factors that they deemed to be material, including those factors described above, the Board of Trustees, including a majority of the independent Trustees, concluded that the Fund’s investment advisory agreement with MFS should be continued for an additional one-year period, commencing August 1, 2009.

A discussion regarding the Board’s most recent review and renewal of the fund’s Investment Advisory Agreement with MFS is available by clicking on the fund’s name under “Mutual Funds” in the “Products and Performance” section of the MFS Web site (mfs.com).

37

PROXY VOTING POLICIES AND INFORMATION

A general description of the MFS funds’ proxy voting policies and procedures is available without charge, upon request, by calling
1-800-225-2606, by visiting the Proxy Voting section of mfs.com or by visiting the SEC’s Web site at http://www.sec.gov.

Information regarding how the fund voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30 is available without charge by visiting the Proxy Voting section of mfs.com or by visiting the SEC’s Web site at http://www.sec.gov.

QUARTERLY PORTFOLIO DISCLOSURE

The fund will file a complete schedule of portfolio holdings with the Securities and Exchange Commission (the Commission) for the first and third quarters of each fiscal year on Form N-Q. The fund’s Form N-Q may be reviewed and copied at the:

Public Reference Room

Securities and Exchange Commission

100 F Street, NE, Room 1580

Washington, D.C. 20549

Information on the operation of the Public Reference Room may be obtained by calling the Commission at 1-800-SEC-0330. The fund’s Form N-Q is available on the EDGAR database on the Commission’s Internet Web site at http://www.sec.gov, and copies of this information may be obtained, upon payment of a duplicating fee, by electronic request at the following e-mail address: publicinfo@sec.gov or by writing the Public Reference Section at the above address.

A shareholder can also obtain the quarterly portfolio holdings report at mfs.com.

FURTHER INFORMATION

From time to time, MFS may post important information about the fund or the MFS funds on the MFS web site (mfs.com). This information is available by visiting the “News & Commentary” section of mfs.com or by clicking on the fund’s name under “Mutual Funds” in the “Products and Performance” section of mfs.com.

38

CONTACT US

Web site

mfs.com

MFS TALK

1-800-637-8255

24 hours a day

Account service and literature

Shareholders

1-800-225-2606

Investment professionals

1-800-343-2829

Retirement plan services

1-800-637-1255

Mailing address

MFS Service Center, Inc.

P.O. Box 55824

Boston, MA 02205-5824

Overnight mail

MFS Service Center, Inc.

c/o Boston Financial Data Services

30 Dan Road

Canton, MA 02021-2809

Save paper with eDelivery. MFS® will send you prospectuses, reports, and proxies directly via e-mail so you will get information faster with less mailbox clutter. To sign up: 1. go to mfs.com. 2. log in via MFS® Access. 3. select eDelivery. If you own your MFS fund shares through a financial institution or a retirement plan, MFS® TALK, MFS Access, and eDelivery may not be available to you.

MFS® International Growth Fund

The report is prepared for the general information of shareholders. It is authorized for distribution to prospective investors only when preceded or accompanied by a current prospectus.

NOT FDIC INSURED • MAY LOSE VALUE •

NO BANK GUARANTEE

11/30/09

FGF-SEM

LETTER FROM THE CEO

Dear Shareholders:

There remains some question as to when the global economy will achieve a sustainable recovery. While some economists and market watchers are optimistic that the worst is behind us, a number also agree with U.S. Federal Reserve Board Chairman Ben Bernanke who said in September that “even though from a technical perspective the recession is very likely over at this point, it’s still going to feel like a very weak economy for some time.”

Have we in fact turned the corner? We have seen tremendous rallies in the markets over the past six months. The Fed has cut interest rates aggressively toward zero to support credit markets, global deleveraging has helped diminish inflationary concerns, and stimulus measures have put more money in the hands of the government and individuals to keep the economy moving. Still, unemployment remains high, consumer confidence and spending continue to waiver, and the housing market, while improving, has a long way to go to recover.

Regardless of lingering market uncertainties, MFS® is confident that the fundamental principles of long-term investing will always apply. We encourage investors to speak with their advisors to identify and research long-term investment opportunities thoroughly. Global research continues to be one of the hallmarks of MFS, along with a unique collaboration between our portfolio managers and sector analysts, who regularly discuss potential investments before making both buy and sell decisions.

As we continue to dig out from the worst financial crisis in decades, keep in mind that while the road back to sustainable recovery will be slow, gradual, and even bumpy at times, conditions are significantly better than they were six months ago.

Respectfully,

Robert J. Manning

Chief Executive Officer and Chief Investment Officer

MFS Investment Management®

January 15, 2010

The opinions expressed in this letter are subject to change, may not be relied upon for investment advice, and no forecasts can be guaranteed.

1

PORTFOLIO COMPOSITION

Portfolio structure

Top ten holdings
Nestle S.A.	3.3%
BHP Billiton PLC	2.9%
LVMH Moet Hennessy Louis Vuitton S.A.	2.4%
Roche Holding AG	2.2%
Housing Development Finance Corp. Ltd.	1.9%
Reckitt Benckiser Group PLC	1.9%
WPP Group PLC	1.9%
Accenture Ltd., “A”	1.8%
Synthes, Inc.	1.8%
OAO Gazprom, ADR	1.8%

Equity sectors
Financial Services	15.7%
Consumer Staples	14.9%
Health Care	11.7%
Technology	9.9%
Retailing	9.9%
Basic Materials	9.7%
Energy	8.3%
Utilities & Communications	6.0%
Leisure	4.9%
Special Products & Services	4.2%
Industrial Goods & Services	2.2%

Country weightings (w)
United Kingdom	15.7%
Switzerland	13.0%
Japan	12.3%
Germany	10.0%
France	9.2%
United States	5.6%
Brazil	3.4%
Hong Kong	3.2%
India	2.8%
Other Countries	24.8%

(w)	Country weightings are based on the valuation currency of each security.

Percentages are based on net assets as of 11/30/09.

The portfolio is actively managed and current holdings may be different.

2

MARKET ENVIRONMENT

After having suffered through one of the largest and most concentrated downturns since the 1930s, most asset markets staged a remarkable rebound during 2009. This recovery in global activity, which covers this reporting period, has been led importantly by emerging Asian economies, but broadening to include most of the global economy to varying degrees. Primary drivers of the recovery included an unwinding of the inventory destocking that took place earlier, as well as massive fiscal and monetary stimulus.

During the worst of the credit crisis, policy makers globally loosened monetary and fiscal policy on a massive scale. By the beginning of the reporting period, several central banks had approached their lower bound on policy rates and were examining the implementation and ramifications of quantitative easing as a means to further loosen monetary policy to offset the continuing fall in global economic activity. However, by the end of the period, there were ever-broadening signs that the global macroeconomic deterioration had passed, which caused the subsequent rise in asset valuations. As most asset prices rebounded in the second half of the period and the demand for liquidity waned, the debate concerning the existence of asset bubbles and the need for monetary exit strategies had begun, creating added uncertainty regarding the forward path of policy rates.

3

EXPENSE TABLE

Fund expenses borne by the shareholders during the period,

June 1, 2009 through November 30, 2009

As a shareholder of the fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on certain purchase or redemption payments, and (2) ongoing costs, including management fees; distribution and service (12b-1) fees; and other fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period June 1, 2009 through November 30, 2009.

The expenses include the payment of a portion of the transfer-agent-related expenses of MFS funds that invest in the fund. For further information, please see the Notes to the Financial Statements.

Actual Expenses

The first line for each share class in the following table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line for each share class in the following table provides information about hypothetical account values and hypothetical expenses based on the fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads). Therefore, the second line for each share class in the table is useful in comparing ongoing costs only, and will not help you determine the

4

Expense Table – continued

relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Share Class		Annualized Expense Ratio	Beginning Account Value 6/01/09	Ending Account Value 11/30/09	Expenses Paid During Period (p) 6/01/09-11/30/09
A	Actual	1.41%	$1,000.00	$1,209.25	$7.81
	Hypothetical (h)	1.41%	$1,000.00	$1,018.00	$7.13
B	Actual	2.17%	$1,000.00	$1,204.16	$11.99
	Hypothetical (h)	2.17%	$1,000.00	$1,014.19	$10.96
C	Actual	2.16%	$1,000.00	$1,204.46	$11.94
	Hypothetical (h)	2.16%	$1,000.00	$1,014.24	$10.91
I	Actual	1.16%	$1,000.00	$1,210.44	$6.43
	Hypothetical (h)	1.16%	$1,000.00	$1,019.25	$5.87
W	Actual	1.26%	$1,000.00	$1,209.25	$6.98
	Hypothetical (h)	1.26%	$1,000.00	$1,018.75	$6.38
R1	Actual	2.16%	$1,000.00	$1,204.20	$11.94
	Hypothetical (h)	2.16%	$1,000.00	$1,014.24	$10.91
R2	Actual	1.66%	$1,000.00	$1,207.13	$9.18
	Hypothetical (h)	1.66%	$1,000.00	$1,016.75	$8.39
R3	Actual	1.41%	$1,000.00	$1,209.15	$7.81
	Hypothetical (h)	1.41%	$1,000.00	$1,018.00	$7.13
R4	Actual	1.15%	$1,000.00	$1,210.53	$6.37
	Hypothetical (h)	1.15%	$1,000.00	$1,019.30	$5.82

(h)	5% class return per year before expenses.
(p)	Expenses paid is equal to each class’ annualized expense ratio, as shown above, multiplied by the average account value over the period, multiplied by the number of days in the period, divided by the number of days in the year. Expenses paid do not include any applicable sales charges (loads). If these transaction costs had been included, your costs would have been higher.

5

PORTFOLIO OF INVESTMENTS

11/30/09 (unaudited)

The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.

Common Stocks - 97.4%
Issuer	Shares/Par	Value ($)

Alcoholic Beverages - 2.5%
Companhia de Bebidas das Americas, ADR	187,020	$18,395,287
Pernod Ricard S.A.	157,972	13,470,760

		$31,866,047
Apparel Manufacturers - 5.5%
Compagnie Financiere Richemont S.A.	365,688	$11,933,916
Li & Fung Ltd.	4,141,200	16,671,562
LVMH Moet Hennessy Louis Vuitton S.A. (l)	304,270	31,772,486
Swatch Group Ltd.	45,128	11,441,981

		$71,819,945
Broadcasting - 3.0%
Grupo Televisa S.A., ADR	684,740	$14,085,102
WPP Group PLC	2,581,471	24,249,705

		$38,334,807
Brokerage & Asset Managers - 4.2%
Aberdeen Asset Management PLC	3,333,370	$7,721,436
Daiwa Securities Group, Inc.	2,570,000	13,708,567
Deutsche Boerse AG	231,860	19,318,823
ICAP PLC	1,032,170	7,378,229
IG Group Holdings PLC	1,295,705	6,776,805

		$54,903,860
Business Services - 4.2%
Accenture Ltd., “A” (s)	584,610	$23,992,394
Capita Group PLC	467,313	5,485,746
Infosys Technologies Ltd., ADR	209,780	10,692,487
Intertek Group PLC	714,470	13,724,411

		$53,895,038
Computer Software - 0.9%
SAP AG	252,790	$12,121,806

Computer Software - Systems - 2.7%
Acer, Inc.	5,720,450	$14,239,350
Canon, Inc.	346,100	13,228,287
NICE Systems Ltd., ADR (a)	263,800	7,995,778

		$35,463,415

6

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Common Stocks - continued
Consumer Products - 7.3%
AmorePacific Corp.	10,665	$7,878,599
Beiersdorf AG	255,540	16,663,541
Henkel KGaA, IPS	267,900	13,514,404
Natura Cosmeticos S.A.	420,260	8,031,742
Reckitt Benckiser Group PLC	481,350	24,589,879
Shiseido Co. Ltd.	568,300	11,170,558
Uni-Charm Corp.	126,800	12,907,060

		$94,755,783
Electrical Equipment - 2.2%
Keyence Corp.	36,300	$7,277,527
Schneider Electric S.A.	187,610	20,686,690

		$27,964,217
Electronics - 4.6%
ARM Holdings PLC	4,544,290	$11,625,159
Hoya Corp.	441,100	11,168,889
Samsung Electronics Co. Ltd.	20,368	12,611,765
Taiwan Semiconductor Manufacturing Co. Ltd., ADR	1,566,645	16,277,442
Tokyo Electron Ltd.	154,200	8,330,318

		$60,013,573
Energy - Independent - 1.8%
INPEX Corp.	2,982	$23,251,596

Energy - Integrated - 4.9%
OAO Gazprom, ADR	1,025,900	$23,637,004
Petroleo Brasileiro S.A., ADR	346,640	17,775,699
TOTAL S.A. (l)	352,200	21,821,107

		$63,233,810
Food & Beverages - 5.1%
Coca-Cola Hellenic Bottling Co. S.A.	290,543	$6,430,548
Groupe Danone	273,100	16,380,437
Nestle S.A.	913,856	43,197,653

		$66,008,638
Food & Drug Stores - 2.5%
Dairy Farm International Holdings Ltd.	1,704,900	$10,093,008
Lawson, Inc.	174,300	8,616,562
Tesco PLC	1,918,259	13,389,585

		$32,099,155

7

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Common Stocks - continued
Leisure & Toys - 0.8%
Shimano, Inc.	236,800	$9,844,765

Major Banks - 3.6%
HSBC Holdings PLC	1,699,900	$19,934,675
Julius Baer Group Ltd.	510,241	16,945,103
Standard Chartered PLC	425,323	10,456,118

		$47,335,896
Medical & Health Technology & Services - 0.6%
SSL International PLC	596,100	$7,300,655

Medical Equipment - 2.9%
Sonova Holding AG	115,255	$13,741,339
Synthes, Inc.	180,570	23,747,620

		$37,488,959
Metals & Mining - 3.3%
BHP Billiton PLC	1,201,440	$37,077,575
Iluka Resources Ltd. (a)	1,882,400	6,147,650

		$43,225,225
Network & Telecom - 1.7%
Nokia Oyj	1,675,940	$22,184,353

Oil Services - 1.6%
Saipem S.p.A.	641,940	$20,769,771

Other Banks & Diversified Financials - 7.9%
Aeon Credit Service Co. Ltd.	1,107,200	$11,324,182
Bancolombia S.A., ADR	175,480	7,528,092
Bank of Cyprus Public Co. Ltd.	1,446,250	10,354,849
Bank Rakyat Indonesia	15,038,500	11,789,279
China Construction Bank	12,599,000	11,217,102
Credicorp Ltd.	89,000	6,359,050
Housing Development Finance Corp. Ltd.	418,907	25,035,608
UBS AG (a)	1,225,449	19,200,366

		$102,808,528
Pharmaceuticals - 8.2%
Bayer AG	230,601	$17,733,812
Hisamitsu Pharmaceutical Co., Inc.	206,400	7,260,243
Merck KGaA	152,630	14,394,905
Novo Nordisk A/S, “B”	188,850	12,627,765

8

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Common Stocks - continued
Pharmaceuticals - continued
Roche Holding AG	171,620	$28,072,245
Santen, Inc.	266,100	9,004,425
Teva Pharmaceutical Industries Ltd., ADR	319,490	16,865,877

		$105,959,272
Printing & Publishing - 1.1%
Reed Elsevier PLC	1,951,830	$14,596,999

Specialty Chemicals - 6.4%
Akzo Nobel N.V.	297,250	$18,946,691
L’Air Liquide S.A.	128,469	15,005,119
Linde AG	167,050	20,570,316
Shin-Etsu Chemical Co. Ltd.	241,000	12,979,126
Symrise AG	709,773	15,464,184

		$82,965,436
Specialty Stores - 1.9%
Esprit Holdings Ltd.	2,207,722	$14,841,493
Industria de Diseno Textil S.A.	164,150	10,499,021

		$25,340,514
Telecommunications - Wireless - 2.0%
MTN Group Ltd.	737,420	$11,849,315
Philippine Long Distance Telephone Co.	256,320	14,076,314

		$25,925,629
Telephone Services - 3.4%
China Unicom Ltd.	16,850,000	$22,654,954
Telefonica S.A.	765,250	22,034,833

		$44,689,787
Utilities - Electric Power - 0.6%
CEZ AS	159,140	$7,962,628
Total Common Stocks (Identified Cost, $1,001,798,497)		$1,264,130,107

Money Market Funds (v) - 2.3%
MFS Institutional Money Market Portfolio, 0.14%, at Cost and Net Asset Value	30,003,815	$30,003,815

9

Portfolio of Investments (unaudited) – continued

Collateral for Securities Loaned - 3.3%
Issuer	Shares/Par	Value ($)

Navigator Securities Lending Prime Portfolio, at Cost and Net Asset Value	42,789,565	$42,789,565
Total Investments (Identified Cost, $1,074,591,877)		$1,336,923,487

Other Assets, Less Liabilities - (3.0)%		(39,182,818)
Net Assets - 100.0%		$1,297,740,669

(a)	Non-income producing security.
(l)	All or a portion of this security is on loan.
(s)	Security or a portion of the security was pledged to cover collateral requirements for securities sold short. At November 30, 2009, the value of security pledged amounted to $186,732. At November 30, 2009, the fund had no short sales outstanding.
(v)	Underlying fund that is available only to investment companies managed by MFS. The rate quoted is the annualized seven-day yield of the fund at period end.

The following abbreviations are used in this report and are defined:

ADR	American Depository Receipt
IPS	International Preference Stock
PLC	Public Limited Company

See Notes to Financial Statements

10

Financial Statements

STATEMENT OF ASSETS AND LIABILITIES

At 11/30/09 (unaudited)

This statement represents your fund’s balance sheet, which details the assets and liabilities comprising the total value of the fund.

Assets
Investments-
Non-affiliated issuers, at value (identified cost, $1,044,588,062)	$1,306,919,672
Underlying funds, at cost and value	30,003,815
Total investments, at value, including $40,047,835 of securities on loan (identified cost, $1,074,591,877)	$1,336,923,487
Foreign currency, at value (identified cost, $259,131)	269,388
Receivables for
Investments sold	43
Fund shares sold	4,416,603
Interest and dividends	2,593,637
Other assets	1,010
Total assets	$1,344,204,168
Liabilities
Payables for
Investments purchased	$1,801,028
Fund shares reacquired	926,068
Collateral for securities loaned, at value	42,789,565
Payable to affiliates
Investment adviser	126,836
Shareholder servicing costs	388,781
Distribution and service fees	13,924
Administrative services fee	2,310
Payable for independent Trustees’ compensation	5,774
Accrued expenses and other liabilities	409,213
Total liabilities	$46,463,499
Net assets	$1,297,740,669
Net assets consist of
Paid-in capital	$1,274,128,515
Unrealized appreciation (depreciation) on investments and translation of assets and liabilities in foreign currencies (net of $263,087 deferred country tax)	262,175,520
Accumulated net realized gain (loss) on investments and foreign currency transactions	(254,537,751)
Undistributed net investment income	15,974,385
Net assets	$1,297,740,669
Shares of beneficial interest outstanding	58,358,108

	Net assets	Shares outstanding	Net asset value per share (a)
Class A	$292,721,132	13,994,301	$20.92
Class B	18,218,680	924,768	19.70
Class C	29,340,809	1,508,994	19.44
Class I	907,699,222	39,547,361	22.95
Class W	23,265,291	1,112,009	20.92
Class R1	109,262	5,597	19.52
Class R2	1,119,301	56,993	19.64
Class R3	4,781,442	229,153	20.87
Class R4	20,485,530	978,932	20.93

(a)	Maximum offering price per share was equal to the net asset value per share for all share classes, except for Class A, for which the maximum offering price per share was $22.20. On sales of $50,000 or more, the maximum offering price of Class A shares is reduced. A contingent deferred sales charge may be imposed on redemptions of Class A, Class B, and Class C shares. Redemption price per share was equal to the net asset value per share for Classes I, W, R1, R2, R3, and R4.

See Notes to Financial Statements

11

Financial Statements

STATEMENT OF OPERATIONS

Six months ended 11/30/09 (unaudited)

This statement describes how much your fund earned in investment income and accrued in expenses. It also describes any gains and/or losses generated by fund operations.

Net investment income
Income
Dividends	$11,861,868
Interest income	51,997
Dividends from underlying funds	25,531
Foreign taxes withheld	(802,188)
Total investment income	$11,137,208
Expenses
Management fee	$5,156,084
Distribution and service fees	555,223
Shareholder servicing costs	992,365
Administrative services fee	101,825
Independent Trustees’ compensation	14,170
Custodian fee	352,295
Shareholder communications	23,164
Auditing fees	33,996
Legal fees	13,021
Miscellaneous	88,772
Total expenses	$7,330,915
Fees paid indirectly	(5)
Reduction of expenses by investment adviser	(3,101)
Net expenses	$7,327,809
Net investment income	$3,809,399
Realized and unrealized gain (loss) on investments and foreign currency transactions
Realized gain (loss) (identified cost basis)
Investment transactions	$15,944,925
Foreign currency transactions	(204,796)
Net realized gain (loss) on investments and foreign currency transactions	$15,740,129
Change in unrealized appreciation (depreciation)
Investments (net of $263,087 deferred country tax)	$200,088,055
Translation of assets and liabilities in foreign currencies	4,773
Net unrealized gain (loss) on investments and foreign currency translation	$200,092,828
Net realized and unrealized gain (loss) on investments and foreign currency	$215,832,957
Change in net assets from operations	$219,642,356

See Notes to Financial Statements

12

Financial Statements

STATEMENTS OF CHANGES IN NET ASSETS

These statements describe the increases and/or decreases in net assets resulting from operations, any distributions, and any shareholder transactions.

	Six months ended 11/30/09 (unaudited)	Year ended 5/31/09
Change in net assets
From operations
Net investment income	$3,809,399	$12,491,657
Net realized gain (loss) on investments and foreign currency transactions	15,740,129	(264,625,800)
Net unrealized gain (loss) on investments and foreign currency translation	200,092,828	(115,843,488)
Change in net assets from operations	$219,642,356	$(367,977,631)
Distributions declared to shareholders
From net investment income	$—	$(9,639,658)
From net realized gain on investments	—	(18,634,080)
Total distributions declared to shareholders	$—	$(28,273,738)
Change in net assets from fund share transactions	$63,915,095	$105,400,203
Total change in net assets	$283,557,451	$(290,851,166)
Net assets
At beginning of period	1,014,183,218	1,305,034,384
At end of period (including undistributed net investment income of $15,974,385 and $12,164,986, respectively)	$1,297,740,669	$1,014,183,218

See Notes to Financial Statements

13

Financial Statements

FINANCIAL HIGHLIGHTS

The financial highlights table is intended to help you understand the fund’s financial performance for the semiannual period and the past 5 fiscal years (or life of a particular share class, if shorter). Certain information reflects financial results for a single fund share. The total returns in the table represent the rate by which an investor would have earned (or lost) on an investment in the fund share class (assuming reinvestment of all distributions) held for the entire period.

	Six months ended 11/30/09 (unaudited)		Years ended 5/31
Class A			2009	2008	2007	2006		2005

Net asset value, beginning of period	$17.30		$26.73	$27.97	$23.85	$18.90		$17.07
Income (loss) from investment operations
Net investment income (d)	$0.05		$0.19	$0.29	$0.20	$0.27		$0.08
Net realized and unrealized gain (loss) on investments and foreign currency	3.57		(8.97)	0.94	6.07	5.10		1.75
Total from investment operations	$3.62		$(8.78)	$1.23	$6.27	$5.37		$1.83
Less distributions declared to shareholders
From net investment income	$—		$(0.21)	$(0.22)	$(0.23)	$(0.00	)(w)	$—
From net realized gain on investments	—		(0.44)	(2.25)	(1.92)	(0.42)		—
Total distributions declared to shareholders	$—		$(0.65)	$(2.47)	$(2.15)	$(0.42)		$—
Net asset value, end of period	$20.92		$17.30	$26.73	$27.97	$23.85		$18.90
Total return (%) (r)(s)(t)	20.92	(n)	(32.59)	4.25	27.35	28.68		10.72
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.41	(a)	1.54	1.46	1.50	1.63		1.72
Expenses after expense reductions (f)	1.41	(a)	1.54	1.46	1.50	1.60		1.65
Net investment income	0.50	(a)	1.08	1.07	0.80	1.24		0.43
Portfolio turnover	25		81	55	67	90		75
Net assets at end of period (000 omitted)	$292,721		$214,115	$361,362	$295,921	$206,522		$110,876

See Notes to Financial Statements

14

Financial Highlights – continued

	Six months ended 11/30/09 (unaudited)		Years ended 5/31
Class B			2009	2008	2007	2006	2005

Net asset value, beginning of period	$16.36		$25.35	$26.61	$22.77	$18.17	$16.52
Income (loss) from investment operations
Net investment income (loss) (d)	$(0.02)		$0.04	$0.08	$0.01	$0.09	$(0.07)
Net realized and unrealized gain (loss) on investments and foreign currency	3.36		(8.48)	0.92	5.80	4.93	1.72
Total from investment operations	$3.34		$(8.44)	$1.00	$5.81	$5.02	$1.65
Less distributions declared to shareholders
From net investment income	$—		$(0.11)	$(0.01)	$(0.05)	$—	$—
From net realized gain on investments	—		(0.44)	(2.25)	(1.92)	(0.42)	—
Total distributions declared to shareholders	$—		$(0.55)	$(2.26)	$(1.97)	$(0.42)	$—
Net asset value, end of period	$19.70		$16.36	$25.35	$26.61	$22.77	$18.17
Total return (%) (r)(s)(t)	20.42	(n)	(33.03)	3.58	26.52	27.87	9.99
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	2.17	(a)	2.20	2.11	2.15	2.28	2.37
Expenses after expense reductions (f)	2.17	(a)	2.20	2.11	2.15	2.25	2.30
Net investment income (loss)	(0.25	)(a)	0.21	0.30	0.06	0.43	(0.37)
Portfolio turnover	25		81	55	67	90	75
Net assets at end of period (000 omitted)	$18,219		$16,363	$37,507	$50,259	$52,531	$46,211

See Notes to Financial Statements

15

Financial Highlights – continued

	Six months ended 11/30/09 (unaudited)		Years ended 5/31
Class C			2009	2008	2007	2006	2005

Net asset value, beginning of period	$16.14		$25.05	$26.37	$22.60	$18.04	$16.40
Income (loss) from investment operations
Net investment income (loss) (d)	$(0.02)		$0.05	$0.09	$0.03	$0.12	$(0.05)
Net realized and unrealized gain (loss) on investments and foreign currency	3.32		(8.39)	0.90	5.74	4.86	1.69
Total from investment operations	$3.30		$(8.34)	$0.99	$5.77	$4.98	$1.64
Less distributions declared to shareholders
From net investment income	$—		$(0.13)	$(0.06)	$(0.08)	$—	$—
From net realized gain on investments	—		(0.44)	(2.25)	(1.92)	(0.42)	—
Total distributions declared to shareholders	$—		$(0.57)	$(2.31)	$(2.00)	$(0.42)	$—
Net asset value, end of period	$19.44		$16.14	$25.05	$26.37	$22.60	$18.04
Total return (%) (r)(s)(t)	20.45	(n)	(33.05)	3.57	26.54	27.85	10.00
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	2.16	(a)	2.21	2.11	2.15	2.28	2.37
Expenses after expense reductions (f)	2.16	(a)	2.21	2.11	2.15	2.25	2.30
Net investment income (loss)	(0.25	)(a)	0.31	0.36	0.12	0.57	(0.27)
Portfolio turnover	25		81	55	67	90	75
Net assets at end of period (000 omitted)	$29,341		$22,107	$41,990	$40,611	$32,965	$19,356

See Notes to Financial Statements

16

Financial Highlights – continued

	Six months ended 11/30/09 (unaudited)		Years ended 5/31
Class I			2009	2008	2007	2006	2005

Net asset value, beginning of period	$18.96		$29.17	$30.30	$25.67	$20.27	$18.24
Income (loss) from investment operations
Net investment income (d)	$0.08		$0.32	$0.41	$0.34	$0.46	$0.27
Net realized and unrealized gain (loss) on investments and foreign currency	3.91		(9.84)	1.02	6.52	5.40	1.76
Total from investment operations	$3.99		$(9.52)	$1.43	$6.86	$5.86	$2.03
Less distributions declared to shareholders
From net investment income	$—		$(0.25)	$(0.31)	$(0.31)	$(0.04)	$—
From net realized gain on investments	—		(0.44)	(2.25)	(1.92)	(0.42)	—
Total distributions declared to shareholders	$—		$(0.69)	$(2.56)	$(2.23)	$(0.46)	$—
Net asset value, end of period	$22.95		$18.96	$29.17	$30.30	$25.67	$20.27
Total return (%) (r)(s)	21.04	(n)	(32.37)	4.61	27.76	29.16	11.13
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.16	(a)	1.21	1.11	1.14	1.28	1.39
Expenses after expense reductions (f)	1.16	(a)	1.21	1.11	1.14	1.25	1.32
Net investment income	0.75	(a)	1.64	1.38	1.25	1.93	1.42
Portfolio turnover	25		81	55	67	90	75
Net assets at end of period (000 omitted)	$907,699		$739,374	$859,767	$710,686	$356,948	$92,403

See Notes to Financial Statements

17

Financial Highlights – continued

	Six months ended 11/30/09 (unaudited)		Years ended 5/31
Class W			2009	2008	2007	2006 (i)

Net asset value, beginning of period	$17.30		$26.72	$27.98	$23.86	$25.12
Income (loss) from investment operations
Net investment income (d)	$0.06		$0.33	$0.36	$0.52	$0.11
Net realized and unrealized gain (loss) on investments and foreign currency	3.56		(9.06)	0.93	5.81	(1.37	)(g)
Total from investment operations	$3.62		$(8.73)	$1.29	$6.33	$(1.26)
Less distributions declared to shareholders
From net investment income	$—		$(0.25)	$(0.30)	$(0.29)	$—
From net realized gain on investments	—		(0.44)	(2.25)	(1.92)	—
Total distributions declared to shareholders	$—		$(0.69)	$(2.55)	$(2.21)	$—
Net asset value, end of period	$20.92		$17.30	$26.72	$27.98	$23.86
Total return (%) (r)(s)	20.92	(n)	(32.39)	4.47	27.66	(5.02	)(n)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.26	(a)	1.35	1.22	1.23	1.38	(a)
Expenses after expense reductions (f)	1.26	(a)	1.35	1.22	1.23	1.35	(a)
Net investment income	0.65	(a)	2.04	1.39	2.15	5.01	(a)
Portfolio turnover	25		81	55	67	90
Net assets at end of period (000 omitted)	$23,265		$13,782	$4,409	$999	$95

See Notes to Financial Statements

18

Financial Highlights – continued

Class R1	Six months ended 11/30/09 (unaudited)		Year ended 5/31/09 (i)

Net asset value, beginning of period	$16.21		$18.71
Income (loss) from investment operations
Net investment income (loss) (d)	$(0.02)		$0.10
Net realized and unrealized gain (loss) on investments and foreign currency	3.33		(1.91	)(g)
Total from investment operations	$3.31		$(1.81)
Less distributions declared to shareholders
From net investment income	$—		$(0.25)
From net realized gain on investments	—		(0.44)
Total distributions declared to shareholders	$—		$(0.69)
Net asset value, end of period	$19.52		$16.21
Total return (%) (r)(s)	20.42	(n)	(9.27	)(n)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	2.16	(a)	2.29	(a)
Expenses after expense reductions (f)	2.16	(a)	2.29	(a)
Net investment income (loss)	(0.25	)(a)	1.03	(a)
Portfolio turnover	25		81
Net assets at end of period (000 omitted)	$109		$91

Class R2	Six months ended 11/30/09 (unaudited)		Year ended 5/31/09 (i)

Net asset value, beginning of period	$16.27		$18.71
Income (loss) from investment operations
Net investment income (d)	$0.02		$0.14
Net realized and unrealized gain (loss) on investments and foreign currency	3.35		(1.89	)(g)
Total from investment operations	$3.37		$(1.75)
Less distributions declared to shareholders
From net investment income	$—		$(0.25)
From net realized gain on investments	—		(0.44)
Total distributions declared to shareholders	$—		$(0.69)
Net asset value, end of period	$19.64		$16.27
Total return (%) (r)(s)	20.71	(n)	(8.94	)(n)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.66	(a)	1.79	(a)
Expenses after expense reductions (f)	1.66	(a)	1.79	(a)
Net investment income	0.21	(a)	1.53	(a)
Portfolio turnover	25		81
Net assets at end of period (000 omitted)	$1,119		$92

See Notes to Financial Statements

19

Financial Highlights – continued

Class R3	Six months ended 11/30/09 (unaudited)		Year ended 5/31/09 (i)

Net asset value, beginning of period	$17.26		$19.77
Income (loss) from investment operations
Net investment income (d)	$0.05		$0.24
Net realized and unrealized gain (loss) on investments and foreign currency	3.56		(2.06	)(g)
Total from investment operations	$3.61		$(1.82)
Less distributions declared to shareholders
From net investment income	$—		$(0.25)
From net realized gain on investments	—		(0.44)
Total distributions declared to shareholders	$—		$(0.69)
Net asset value, end of period	$20.87		$17.26
Total return (%) (r)(s)	20.92	(n)	(8.82	)(n)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.41	(a)	1.53	(a)
Expenses after expense reductions (f)	1.41	(a)	1.53	(a)
Net investment income	0.49	(a)	2.46	(a)
Portfolio turnover	25		81
Net assets at end of period (000 omitted)	$4,781		$3,240

Class R4	Six months ended 11/30/09 (unaudited)		Year ended 5/31/09 (i)

Net asset value, beginning of period	$17.29		$19.77
Income (loss) from investment operations
Net investment income (d)	$0.08		$0.26
Net realized and unrealized gain (loss) on investments and foreign currency	3.56		(2.05	)(g)
Total from investment operations	$3.64		$(1.79)
Less distributions declared to shareholders
From net investment income	$—		$(0.25)
From net realized gain on investments	—		(0.44)
Total distributions declared to shareholders	$—		$(0.69)
Net asset value, end of period	$20.93		$17.29
Total return (%) (r)(s)	21.05	(n)	(8.66	)(n)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.15	(a)	1.29	(a)
Expenses after expense reductions (f)	1.15	(a)	1.29	(a)
Net investment income	0.82	(a)	2.64	(a)
Portfolio turnover	25		81
Net assets at end of period (000 omitted)	$20,486		$5,018

See Notes to Financial Statements

20

Financial Highlights – continued

Any redemption fees charged by the fund during the 2005 fiscal year resulted in a per share impact of less than $0.01.

(a)	Annualized.
(d)	Per share data is based on average shares outstanding.
(f)	Ratios do not reflect reductions from fees paid indirectly, if applicable.
(g)	The per share amount is not in accordance with the net realized and unrealized gain/loss for the period because of the timing of sales of fund shares and the per share amount of realized and unrealized gains and losses at such time.
(i)	For the period from the class’ inception, May 1, 2006 (Class W), and October 1, 2008 (Classes R1, R2, R3, and R4) through the stated period end.
(n)	Not annualized.
(r)	Certain expenses have been reduced without which performance would have been lower.
(s)	From time to time the fund may receive proceeds from litigation settlements, without which Performance would be lower.
(t)	Total returns do not include any applicable sales charges.
(w)	Per share amount was less than $0.01.

See Notes to Financial Statements

21

NOTES TO FINANCIAL STATEMENTS

(unaudited)

(1)	Business and Organization

MFS International Growth Fund (the fund) is a series of MFS Series Trust X (the trust). The trust is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company.

(2)	Significant Accounting Policies

General – The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates. In the preparation of these financial statements, management has evaluated subsequent events occurring after the date of the fund’s Statement of Assets and Liabilities through January 15, 2010 which is the date that the financial statements were issued. The fund can invest in foreign securities, including securities of emerging market issuers. Investments in foreign securities are vulnerable to the effects of changes in the relative values of the local currency and the U.S. dollar and to the effects of changes in each country’s legal, political, and economic environment. The markets of emerging markets countries are generally more volatile than the markets of developed countries with more mature economies. All of the risks of investing in foreign securities previously described are heightened when investing in emerging markets countries.

Investment Valuations – Equity securities, including restricted equity securities, are generally valued at the last sale or official closing price as provided by a third-party pricing service on the market or exchange on which they are primarily traded. Equity securities, for which there were no sales reported that day, are generally valued at the last quoted daily bid quotation as provided by a third-party pricing service on the market or exchange on which such securities are primarily traded. Equity securities held short, for which there were no sales reported for that day, are generally valued at the last quoted daily ask quotation as provided by a third-party pricing service on the market or exchange on which such securities are primarily traded. Short-term instruments with a maturity at issuance of 60 days or less generally are valued at amortized cost, which approximates market value. Open-end investment companies are generally valued at net asset value per share. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. Values

22

Notes to Financial Statements (unaudited) – continued

obtained from third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates provided by a third-party pricing service.

The Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments (including any fair valuation) to the adviser pursuant to valuation policies and procedures approved by the Board. If the adviser determines that reliable market quotations are not readily available, investments are valued at fair value as determined in good faith by the adviser in accordance with such procedures under the oversight of the Board of Trustees. Under the fund’s valuation policies and procedures, market quotations are not considered to be readily available for most types of debt instruments and floating rate loans and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services. In addition, investments may be valued at fair value if the adviser determines that an investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halting of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. Events that occur on a frequent basis after foreign markets close (such as developments in foreign markets and significant movements in the U.S. markets) and prior to the determination of the fund’s net asset value may be deemed to have a material affect on the value of securities traded in foreign markets. Accordingly, the fund’s foreign equity securities may often be valued at fair value. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.

23

Notes to Financial Statements (unaudited) – continued

Various inputs are used in determining the value of the fund’s assets or liabilities carried at market value. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment’s level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund’s assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes unobservable inputs, which may include the adviser’s own assumptions in determining the fair value of investments. Other financial instruments are derivative instruments not reflected in total investments, such as futures, forwards, swap contracts, and written options. The following is a summary of the levels used as of November 30, 2009 in valuing the fund’s assets or liabilities carried at market value:

Investments at Value	Level 1	Level 2	Level 3	Total
Equity Securities
United Kingdom	$14,596,999	$189,709,979	$—	$204,306,978
Switzerland	95,017,518	73,262,705	—	168,280,223
Japan	32,256,022	127,816,085	—	160,072,107
Germany	49,177,913	80,603,880	—	129,781,793
France	13,470,760	105,665,839	—	119,136,599
Brazil	44,202,728	—	—	44,202,728
Hong Kong	41,606,064	—	—	41,606,064
India	10,692,487	25,035,608	—	35,728,095
China	33,872,052	—	—	33,872,052
Other Countries	142,226,624	184,916,844	—	327,143,468
Mutual Funds	72,793,380	—	—	72,793,380
Total Investments	$549,912,547	$787,010,940	$—	$1,336,923,487

Country disclosure is based on the country of domicile. For further information regarding security characteristics, see the Portfolio of Investments.

Repurchase Agreements – The fund may enter into repurchase agreements with approved counterparties. Each repurchase agreement is recorded at cost. The fund requires that the securities collateral in a repurchase transaction be transferred to a custodian. The fund monitors, on a daily basis, the value of the collateral to ensure that its value, including accrued interest, is greater than amounts owed to the fund under each such repurchase agreement. The fund and other funds managed by MFS may utilize a joint trading account for the purpose of entering into one or more repurchase agreements.

24

Notes to Financial Statements (unaudited) – continued

Foreign Currency Translation – Purchases and sales of foreign investments, income, and expenses are converted into U.S. dollars based upon currency exchange rates prevailing on the respective dates of such transactions or on the reporting date for foreign denominated receivables and payables. Gains and losses attributable to foreign currency exchange rates on sales of securities are recorded for financial statement purposes as net realized gains and losses on investments. Gains and losses attributable to foreign exchange rate movements on receivables, payables, income and expenses are recorded for financial statement purposes as foreign currency transaction gains and losses. That portion of both realized and unrealized gains and losses on investments that results from fluctuations in foreign currency exchange rates is not separately disclosed.

Derivatives – The fund may use derivatives for different purposes, including to earn income and enhance returns, to increase or decrease exposure to a particular market, to manage or adjust the risk profile of the fund, or as alternatives to direct investments. Derivatives may be used for hedging or non-hedging purposes. While hedging can reduce or eliminate losses, it can also reduce or eliminate gains. When the fund uses derivatives as an investment to increase market exposure, or for hedging purposes, gains and losses from derivative instruments may be substantially greater than the derivative’s original cost.

Derivative instruments include written options, purchased options, futures contracts, forward foreign currency exchange contracts, and swap agreements. For the six months ended November 30, 2009, the fund did not invest in any derivative instruments and accordingly there is no impact to the financial statements.

Short Sales – The fund may enter into short sales whereby it sells a security it does not own in anticipation of a decline in the value of that security. The fund will realize a gain if the security price decreases and a loss if the security price increases between the date of the short sale and the date on which the fund replaces the borrowed security. Losses from short sales can exceed the proceeds of the security sold; and they can also exceed the potential loss from an ordinary buy and sell transaction. The amount of any premium, dividends, or interest the fund may be required to pay in connection with a short sale will be recognized as a fund expense. The fund segregates cash or marketable securities in an amount that, when combined with the amount of proceeds from the short sale deposited with the broker, at least equals the current market value of the security sold short. At November 30, 2009, the fund has yet to enter into such transactions.

Security Loans – State Street Bank and Trust Company (“State Street”), as lending agent, may loan the securities of the fund to certain qualified institutions (the “Borrowers”) approved by the fund. The loans are

25

Notes to Financial Statements (unaudited) – continued

collateralized by cash and/or U.S. Treasury and federal agency obligations in an amount typically at least equal to the market value of the securities loaned. The market value of the loaned securities is determined at the close of business of the fund and any additional required collateral is delivered to the fund on the next business day. State Street provides the fund with indemnification against Borrower default. The fund bears the risk of loss with respect to the investment of cash collateral. On loans collateralized by cash, the cash collateral is invested in a money market fund or short-term securities. A portion of the income generated upon investment of the collateral is remitted to the Borrowers, and the remainder is allocated between the fund and the lending agent. On loans collateralized by U.S. Treasury and/or federal agency obligations, a fee is received from the Borrower, and is allocated between the fund and the lending agent. Income from securities lending is included in interest income on the Statement of Operations. The dividend and interest income earned on the securities loaned is accounted for in the same manner as other dividend and interest income.

Indemnifications – Under the fund’s organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the fund. Additionally, in the normal course of business, the fund enters into agreements with service providers that may contain indemnification clauses. The fund’s maximum exposure under these agreements is unknown as this would involve future claims that may be made against the fund that have not yet occurred.

Investment Transactions and Income – Investment transactions are recorded on the trade date. Interest income is recorded on the accrual basis. All premium and discount is amortized or accreted for financial statement purposes in accordance with U.S. generally accepted accounting principles. Dividends received in cash are recorded on the ex-dividend date. Certain dividends from foreign securities will be recorded when the fund is informed of the dividend if such information is obtained subsequent to the ex-dividend date. Dividend and interest payments received in additional securities are recorded on the ex-dividend or ex-interest date in an amount equal to the value of the security on such date.

The fund may receive proceeds from litigation settlements. Any proceeds received from litigation involving portfolio holdings are reflected in the Statement of Operations in realized gain/loss if the security has been disposed of by the fund or in unrealized gain/loss if the security is still held by the fund. Any other proceeds from litigation not related to portfolio holdings are reflected as other income in the Statement of Operations.

Fees Paid Indirectly – The fund’s custody fee may be reduced according to an arrangement that measures the value of cash deposited with the custodian by

26

Notes to Financial Statements (unaudited) – continued

the fund. This amount, for the six months ended November 30, 2009, is shown as a reduction of total expenses on the Statement of Operations.

Tax Matters and Distributions – The fund intends to qualify as a regulated investment company, as defined under Subchapter M of the Internal Revenue Code, and to distribute all of its taxable income, including realized capital gains. As a result, no provision for federal income tax is required. The fund’s federal tax returns for the prior three fiscal years remain subject to examination by the Internal Revenue Service. Foreign taxes, if any, have been accrued by the fund in the accompanying financial statements.

Distributions to shareholders are recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from U.S. generally accepted accounting principles. Certain capital accounts in the financial statements are periodically adjusted for permanent differences in order to reflect their tax character. These adjustments have no impact on net assets or net asset value per share. Temporary differences which arise from recognizing certain items of income, expense, gain or loss in different periods for financial statement and tax purposes will reverse at some time in the future. Distributions in excess of net investment income or net realized gains are temporary overdistributions for financial statement purposes resulting from differences in the recognition or classification of income or distributions for financial statement and tax purposes.

Book/tax differences primarily relate to wash sale loss deferrals, and foreign taxes.

The tax character of distributions made during the current period will be determined at fiscal year end. The tax character of distributions declared to shareholders for the last fiscal year is as follows:

5/31/09
Ordinary income (including any short-term capital gains)	$9,640,472
Long-term capital gain	18,633,266
Total distributions	$28,273,738

27

Notes to Financial Statements (unaudited) – continued

The federal tax cost and the tax basis components of distributable earnings were as follows:

As of 11/30/09
Cost of investments	$1,148,536,454
Gross appreciation	206,211,915
Gross depreciation	(17,824,882)
Net unrealized appreciation (depreciation)	$188,387,033

As of 5/31/09
Undistributed ordinary income	12,355,327
Capital loss carryforwards	(90,369,582)
Post-October capital loss deferral	(105,729,654)
Other temporary differences	(322,184)
Net unrealized appreciation (depreciation)	(11,964,109)
The aggregate cost above includes prior fiscal year end tax adjustments.

As of May 31, 2009, the fund had capital loss carryforwards available to offset future realized gains. Such losses expire as follows:

5/31/17	$(90,369,582)

Multiple Classes of Shares of Beneficial Interest – The fund offers multiple classes of shares, which differ in their respective distribution and service fees. The fund’s income, realized and unrealized gain (loss), and common expenses are allocated to shareholders based on the daily net assets of each class. Dividends are declared separately for each class. Differences in per share dividend rates are generally due to differences in separate class expenses. Class B shares will convert to Class A shares approximately eight years after purchase. The fund’s distributions declared to shareholders as reported on the Statements of Changes in Net Assets are presented by class as follows:

	From net investment income		From net realized gain on investments
	Six months ended 11/30/09	Year ended 5/31/09 (i)	Six months ended 11/30/09	Year ended 5/31/09 (i)
Class A	$—	$2,238,184	$—	$4,847,999
Class B	—	136,543	—	527,290
Class C	—	180,162	—	621,477
Class I	—	6,845,753	—	12,208,045
Class W	—	134,443	—	242,786
Class R1	—	1,331	—	2,373
Class R2	—	1,331	—	2,373
Class R3	—	43,071	—	76,808
Class R4	—	58,840	—	104,929
Total	$—	$9,639,658	$—	$18,634,080

(i)	For the period from the class’ inception, October 1, 2008 (Classes R1, R2, R3, and R4) through the stated period end.

28

Notes to Financial Statements (unaudited) – continued

(3)	Transactions with Affiliates

Investment Adviser – The fund has an investment advisory agreement with MFS to provide overall investment management and related administrative services and facilities to the fund.

The management fee is computed daily and paid monthly at the following annual rates:

First $1 billion of average daily net assets	0.90%
Next $1 billion of average daily net assets	0.80%
Average daily net assets in excess of $2 billion	0.70%

The management fee incurred for the six months ended November 30, 2009 was equivalent to an annual effective rate of 0.89% of the fund’s average daily net assets.

The investment adviser has agreed in writing to pay a portion of the fund’s total annual operating expenses, exclusive of interest, taxes, extraordinary expenses, brokerage and transaction costs, and investment-related expenses, such that total annual fund operating expenses do not exceed the following rates annually of the fund’s average daily net assets.

Class A	Class B	Class C	Class I	Class W	Class R1	Class R2	Class R3	Class R4
1.80%	2.55%	2.55%	1.55%	1.65%	2.55%	2.05%	1.80%	1.55%

This written agreement will continue until modified by the fund’s Board of Trustees, but such agreement will continue at least until September 30, 2010. For the six months ended November 30, 2009, the fund’s actual operating expenses did not exceed the limit and therefore, the investment adviser did not pay any portion of the fund’s expenses.

Distributor – MFS Fund Distributors, Inc. (MFD), a wholly-owned subsidiary of MFS, as distributor, received $19,704 for the six months ended November 30, 2009, as its portion of the initial sales charge on sales of Class A shares of the fund.

The Board of Trustees has adopted a distribution plan for certain class shares pursuant to Rule 12b-1 of the Investment Company Act of 1940.

The fund’s distribution plan provides that the fund will pay MFD for services provided by MFD and financial intermediaries in connection with the distribution and servicing of certain share classes. One component of the plan is a distribution fee paid to MFD and another component of the plan is a service fee paid to MFD. MFD may subsequently pay all, or a portion, of the distribution and/or service fees to financial intermediaries.

29

Notes to Financial Statements (unaudited) – continued

Distribution Plan Fee Table:

	Distribution Fee Rate (d)	Service Fee Rate (d)	Total Distribution Plan (d)	Annual Effective Rate (e)	Distribution and Service Fee
Class A	—	0.25%	0.25%	0.25%	$324,874
Class B	0.75%	0.25%	1.00%	1.00%	86,647
Class C	0.75%	0.25%	1.00%	1.00%	127,053
Class W	0.10%	—	0.10%	0.10%	8,999
Class R1	0.75%	0.25%	1.00%	1.00%	503
Class R2	0.25%	0.25%	0.50%	0.50%	2,286
Class R3	—	0.25%	0.25%	0.25%	4,861
Total Distribution and Service Fees					$555,223

(d)	In accordance with the distribution plan for certain classes, the fund pays distribution and/or service fees equal to these annual percentage rates of each class’ average daily net assets. The distribution and service fee rates disclosed by class represent the current rates in effect at the end of the reporting period. Any rate changes, if applicable, are detailed below.
(e)	The annual effective rates represent actual fees incurred under the distribution plan for the six months ended November 30, 2009 based on each class’ average daily net assets.

Certain Class A shares purchased prior to September 1, 2008 are subject to a contingent deferred sales charge (CDSC) in the event of a shareholder redemption within 12 months of purchase. Certain Class A shares purchased on or subsequent to September 1, 2008 are subject to a CDSC in the event of a shareholder redemption within 24 months of purchase. Class C shares are subject to a CDSC in the event of a shareholder redemption within 12 months of purchase. Class B shares are subject to a CDSC in the event of a shareholder redemption within six years of purchase. All contingent deferred sales charges are paid to MFD and during the six months ended November 30, 2009, were as follows:

Amount
Class A	$—
Class B	11,971
Class C	3,846

Shareholder Servicing Agent – MFS Service Center, Inc. (MFSC), a wholly-owned subsidiary of MFS, receives a fee from the fund for its services as shareholder servicing agent calculated as a percentage of the average daily net assets of the fund as determined periodically under the supervision of the fund’s Board of Trustees. For the six months ended November 30, 2009, the fee was $128,036, which equated to 0.0220% annually of the fund’s average daily net assets. MFSC also receives payment from the fund for out-of-pocket expenses, sub-accounting and other shareholder servicing costs which may be paid to affiliated and unaffiliated service providers. For the six months ended November 30, 2009, these out-of-pocket expenses, sub-accounting and other shareholder servicing costs amounted to $269,592.

30

Notes to Financial Statements (unaudited) – continued

Under a Special Servicing Agreement among MFS, each MFS fund which invests in other MFS funds (“MFS fund-of-funds”) and certain underlying funds in which a MFS fund-of-funds invests (“underlying funds”), each underlying fund may pay a portion of each MFS fund-of-fund’s transfer agent-related expenses, including sub-accounting fees payable to financial intermediaries, to the extent such payments do not exceed the benefits realized or expected to be realized by the underlying fund from the investment in the underlying fund by the MFS fund-of-fund. For the six months ended November 30, 2009, these costs for the fund amounted to $594,737 and are reflected in the shareholder servicing costs on the Statement of Operations.

Administrator – MFS provides certain financial, legal, shareholder communications, compliance, and other administrative services to the fund. Under an administrative services agreement, the fund partially reimburses MFS the costs incurred to provide these services. The fund is charged an annual fixed amount of $17,500 plus a fee based on average daily net assets. The administrative services fee incurred for the six months ended November 30, 2009 was equivalent to an annual effective rate of 0.0175% of the fund’s average daily net assets.

Trustees’ and Officers’ Compensation – The fund pays compensation to independent Trustees in the form of a retainer, attendance fees, and additional compensation to Board and Committee chairpersons. The fund does not pay compensation directly to trustees or officers of the fund who are also officers of the investment adviser, all of whom receive remuneration for their services to the fund from MFS. Certain officers and trustees of the fund are officers or directors of MFS, MFD, and MFSC.

Prior to December 31, 2001, the fund had an unfunded defined benefit plan (“DB plan”) for independent Trustees. As of December 31, 2001, the Board took action to terminate the DB plan with respect to then-current and any future independent Trustees, such that the DB Plan covers only certain of those former independent Trustees who retired on or before December 31, 2001. The DB Plan resulted in a pension expense of $284 and is included in independent Trustees’ compensation for the six months ended November 30, 2009. The liability for deferred retirement benefits payable to certain independent Trustees under the DB plan amounted to $5,743 at November 30, 2009, and is included in payable for independent Trustees’ compensation on the Statement of Assets and Liabilities.

Other – This fund and certain other funds managed by MFS (the funds) have entered into services agreements (the Agreements) which provide for payment of fees by the funds to Tarantino LLC and Griffin Compliance LLC in return for the provision of services of an Independent Chief Compliance Officer (ICCO) and Assistant ICCO, respectively, for the funds. The ICCO and Assistant ICCO

31

Notes to Financial Statements (unaudited) – continued

are officers of the funds and the sole members of Tarantino LLC and Griffin Compliance LLC, respectively. The funds can terminate the Agreements with Tarantino LLC and Griffin Compliance LLC at any time under the terms of the Agreements. For the six months ended November 30, 2009, the aggregate fees paid by the fund to Tarantino LLC and Griffin Compliance LLC were $4,990 and are included in miscellaneous expense on the Statement of Operations. MFS has agreed to reimburse the fund for a portion of the payments made by the fund in the amount of $3,101, which is shown as a reduction of total expenses in the Statement of Operations. Additionally, MFS has agreed to bear all expenses associated with office space, other administrative support, and supplies provided to the ICCO and Assistant ICCO.

The fund may invest in a money market fund managed by MFS which seeks a high level of current income consistent with preservation of capital and liquidity. Income earned on this investment is included in dividends from underlying funds on the Statement of Operations. This money market fund does not pay a management fee to MFS.

(4)	Portfolio Securities

Purchases and sales of investments, other than U.S. Government securities, purchased option transactions, and short-term obligations, aggregated $334,788,686 and $277,998,802, respectively.

(5)	Shares of Beneficial Interest

The fund’s Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest. Transactions in fund shares were as follows:

	Six months ended 11/30/09		Year ended 5/31/09 (i)
	Shares	Amount	Shares	Amount
Shares sold
Class A	4,024,483	$76,477,540	5,662,785	$93,415,851
Class B	97,266	1,778,384	143,607	2,335,221
Class C	303,085	5,490,313	293,234	4,538,492
Class I	2,142,988	44,893,939	16,160,755	246,982,852
Class W	374,996	7,308,009	831,153	13,004,600
Class R1	—	—	5,345	100,000
Class R2	53,190	872,857	5,407	100,989
Class R3	76,265	1,511,930	219,411	3,202,337
Class R4	766,253	15,434,669	309,707	4,579,544
	7,838,526	$153,767,641	23,631,404	$368,259,886

32

Notes to Financial Statements (unaudited) – continued

	Six months ended 11/30/09		Year ended 5/31/09 (i)
	Shares	Amount	Shares	Amount
Shares issued to shareholders in reinvestment of distributions
Class A	—	$—	363,967	$5,692,447
Class B	—	—	41,273	612,078
Class C	—	—	34,364	502,746
Class I	—	—	1,046,518	17,905,918
Class W	—	—	22,736	354,909
Class R1	—	—	252	3,704
Class R2	—	—	251	3,704
Class R3	—	—	7,685	119,879
Class R4	—	—	10,498	163,769
	—	$—	1,527,544	$25,359,154
Shares reacquired
Class A	(2,403,611)	$(46,724,152)	(7,173,672)	$(129,987,953)
Class B	(172,733)	(3,108,059)	(664,415)	(10,919,551)
Class C	(163,589)	(2,925,813)	(634,691)	(10,253,646)
Class I	(1,583,917)	(33,691,446)	(7,695,943)	(132,793,085)
Class W	(59,836)	(1,164,000)	(222,034)	(3,291,720)
Class R1 Class R2	(1,855)	(35,572)	—	—
Class R3	(34,831)	(671,119)	(39,377)	(550,529)
Class R4	(77,551)	(1,532,385)	(29,975)	(422,353)
	(4,497,923)	$(89,852,546)	(16,460,107)	$(288,218,837)
Net change
Class A	1,620,872	$29,753,388	(1,146,920)	$(30,879,655)
Class B	(75,467)	(1,329,675)	(479,535)	(7,972,252)
Class C	139,496	2,564,500	(307,093)	(5,212,408)
Class I	559,071	11,202,493	9,511,330	132,095,685
Class W	315,160	6,144,009	631,855	10,067,789
Class R1	—	—	5,597	103,704
Class R2	51,335	837,285	5,658	104,693
Class R3	41,434	840,811	187,719	2,771,687
Class R4	688,702	13,902,284	290,230	4,320,960
	3,340,603	$63,915,095	8,698,841	$105,400,203

(i)	For the period from the class’ inception, October 1, 2008 (Classes R1, R2, R3, and R4), through the stated period end.

The fund is one of several mutual funds in which the MFS funds-of-funds may invest. The MFS funds-of-funds do not invest in the underlying MFS funds for the purpose of exercising management or control. At the end of the period, the MFS International Diversification Fund, MFS Growth Allocation Fund, MFS Aggressive Growth Allocation Fund, MFS Moderate Allocation Fund, and MFS

33

Notes to Financial Statements (unaudited) – continued

Conservative Allocation Fund were the owners of record of approximately 38%, 8%, 6%, 4%, and 1% respectively, of the value of outstanding voting shares of the fund. In addition, the MFS Lifetime 2010 Fund, MFS Lifetime 2020 Fund, MFS Lifetime 2030 Fund, MFS Lifetime 2040 Fund, and MFS Lifetime Retirement Income Fund were each the owners of record of less than 1% of the value of outstanding voting shares of the fund.

(6)	Line of Credit

The fund and certain other funds managed by MFS participate in a $1.1 billion unsecured committed line of credit, subject to a $1 billion sublimit, provided by a syndication of banks under a credit agreement. Borrowings may be made for temporary financing needs. Interest is charged to each fund, based on its borrowings, generally at a rate equal to the higher of the Federal Reserve funds rate or one month LIBOR plus an agreed upon spread. A commitment fee, based on the average daily, unused portion of the committed line of credit, is allocated among the participating funds at the end of each calendar quarter. In addition, the fund and other funds managed by MFS have established unsecured uncommitted borrowing arrangements with certain banks for temporary financing needs. Interest is charged to each fund, based on its borrowings, at a rate equal to the Federal Reserve funds rate plus an agreed upon spread. For the six months ended November 30, 2009, the fund’s commitment fee and interest expense were $8,721 and $0, respectively, and are included in miscellaneous expense on the Statement of Operations.

(7)	Transactions in Underlying Funds-Affiliated Issuers

An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the fund assumes the following to be affiliated issuers:

Underlying Funds	Beginning Shares/Par Amount	Acquisitions Shares/Par Amount	Dispositions Shares/Par Amount	Ending Shares/Par Amount
MFS Institutional Money Market Portfolio	27,142,501	173,684,192	(170,822,878)	30,003,815

Underlying Funds	Realized Gain (Loss)	Capital Gain Distributions	Dividend Income	Ending Value
MFS Institutional Money Market Portfolio	$—	$—	$25,531	$30,003,815

34

BOARD REVIEW OF INVESTMENT ADVISORY AGREEMENT

The Investment Company Act of 1940 requires that both the full Board of Trustees and a majority of the non-interested (“independent”) Trustees, voting separately, annually approve the continuation of the Fund’s investment advisory agreement with MFS. The Trustees consider matters bearing on the Fund and its advisory arrangements at their meetings throughout the year, including a review of performance data at each regular meeting. In addition, the independent Trustees met several times over the course of three months beginning in May and ending in July, 2009 (“contract review meetings”) for the specific purpose of considering whether to approve the continuation of the investment advisory agreement for the Fund and the other investment companies that the Board oversees (the “MFS Funds”). The independent Trustees were assisted in their evaluation of the Fund’s investment advisory agreement by independent legal counsel, from whom they received separate legal advice and with whom they met separately from MFS during various contract review meetings. The independent Trustees were also assisted in this process by the MFS Funds’ Independent Chief Compliance Officer, a full-time senior officer appointed by and reporting to the independent Trustees.

In connection with their deliberations regarding the continuation of the investment advisory agreement, the Trustees, including the independent Trustees, considered such information and factors as they believed, in light of the legal advice furnished to them and their own business judgment, to be relevant. The investment advisory agreement for the Fund was considered separately, although the Trustees also took into account the common interests of all MFS Funds in their review. As described below, the Trustees considered the nature, quality, and extent of the various investment advisory, administrative, and shareholder services performed by MFS under the existing investment advisory agreement and other arrangements with the Fund.

In connection with their contract review meetings, the Trustees received and relied upon materials that included, among other items: (i) information provided by Lipper Inc., an independent third party, on the investment performance of the Fund for various time periods ended December 31, 2008 and the investment performance of a group of funds with substantially similar investment classifications/objectives (the “Lipper performance universe”), (ii) information provided by Lipper Inc. on the Fund’s advisory fees and other expenses and the advisory fees and other expenses of comparable funds identified by Lipper Inc. (the “Lipper expense group”), (iii) information provided by MFS on the advisory fees of comparable portfolios of other clients of MFS, including institutional separate accounts and other clients, (iv) information as to whether and to what extent applicable expense waivers,

35

Board Review of Investment Advisory Agreement – continued

reimbursements or fee “breakpoints” are observed for the Fund, (v) information regarding MFS’ financial results and financial condition, including MFS’ and certain of its affiliates’ estimated profitability from services performed for the Fund and the MFS Funds as a whole, (vi) MFS’ views regarding the outlook for the mutual fund industry and the strategic business plans of MFS, (vii) descriptions of various functions performed by MFS for the Funds, such as compliance monitoring and portfolio trading practices, and (viii) information regarding the overall organization of MFS, including information about MFS’ senior management and other personnel providing investment advisory, administrative and other services to the Fund and the other MFS Funds. The comparative performance, fee and expense information prepared and provided by Lipper Inc. was not independently verified and the independent Trustees did not independently verify any information provided to them by MFS.

The Trustees’ conclusion as to the continuation of the investment advisory agreement was based on a comprehensive consideration of all information provided to the Trustees and not the result of any single factor. Some of the factors that figured particularly in the Trustees’ deliberations are described below, although individual Trustees may have evaluated the information presented differently from one another, giving different weights to various factors. It is also important to recognize that the fee arrangements for the Fund and other MFS Funds are the result of years of review and discussion between the independent Trustees and MFS, that certain aspects of such arrangements may receive greater scrutiny in some years than in others, and that the Trustees’ conclusions may be based, in part, on their consideration of these same arrangements during the course of the year and in prior years.

Based on information provided by Lipper Inc., the Trustees reviewed the Fund’s total return investment performance as well as the performance of peer groups of funds over various time periods. The Trustees placed particular emphasis on the total return performance of the Fund’s Class A shares in comparison to the performance of funds in its Lipper performance universe over the three-year period ended December 31, 2008, which the Trustees believed was a long enough period to reflect differing market conditions. The total return performance of the Fund’s Class A Shares was in the 1st quintile relative to the other funds in the universe for this three-year period (the 1st quintile being the best performers and the 5th quintile being the worst performers). The total return performance of the Fund’s Class A shares was in the 1st quintile for each of the one- and five-year periods ended December 31, 2008 relative to the Lipper performance universe. Because of the passage of time, these performance results are likely to differ from the performance results for more recent periods, including those shown elsewhere in this report.

36

Board Review of Investment Advisory Agreement – continued

In the course of their deliberations, the Trustees took into account information provided by MFS in connection with the contract review meetings, as well as during investment review meetings conducted with portfolio management personnel during the course of the year regarding the Fund’s performance. After reviewing these and related factors, the Trustees concluded, within the context of their overall conclusions regarding the investment advisory agreement, that they were satisfied with MFS’ responses and efforts relating to investment performance.

In assessing the reasonableness of the Fund’s advisory fee, the Trustees considered, among other information, the Fund’s advisory fee and the total expense ratio of the Fund’s Class A shares as a percentage of average daily net assets and the advisory fee and total expense ratios of peer groups of funds based on information provided by Lipper Inc. The Trustees considered that MFS currently observes an expense limitation for the Fund. The Trustees also considered that, according to the Lipper data (which takes into account any fee reductions or expense limitations that were in effect during the Fund’s last fiscal year), the Fund’s effective advisory fee rate and total expense ratio were each higher than the Lipper expense group median.

The Trustees also considered the advisory fees charged by MFS to institutional accounts. In comparing these fees, the Trustees considered information provided by MFS as to the generally broader scope of services provided by MFS to the Fund in comparison to institutional accounts, the higher demands placed on MFS’ investment personnel and trading infrastructure as a result of the daily cash in-flows and out-flows of the Fund, and the impact on MFS and expenses associated with the more extensive regulatory regime to which the Fund is subject in comparison to institutional accounts.

The Trustees also considered whether the Fund is likely to benefit from any economies of scale in the management of the Fund in the event of growth in assets of the Fund. They noted that the Fund’s advisory fee rate schedule is currently subject to contractual breakpoints that reduce the Fund’s advisory fee rate on average daily net assets over $1 billion and $2 billion. The Trustees concluded that the existing breakpoints were sufficient to allow the Fund to benefit from economies of scale as its assets grow.

The Trustees also considered information prepared by MFS relating to MFS’ costs and profits with respect to the Fund, the MFS Funds considered as a group, and other investment companies and accounts advised by MFS, as well as MFS’ methodologies used to determine and allocate its costs to the MFS Funds, the Fund and other accounts and products for purposes of estimating profitability.

After reviewing these and other factors described herein, the Trustees concluded, within the context of their overall conclusions regarding the

37

Board Review of Investment Advisory Agreement – continued

investment advisory agreement, that the advisory fees charged to the Fund represent reasonable compensation in light of the services being provided by MFS to the Fund.

In addition, the Trustees considered MFS’ resources and related efforts to continue to retain, attract and motivate capable personnel to serve the Fund. The Trustees also considered current and developing conditions in the financial services industry, including the entry into the industry of large and well-capitalized companies which are spending, and appear to be prepared to continue to spend, substantial sums to engage personnel and to provide services to competing investment companies. In this regard, the Trustees also considered the financial resources of MFS and its ultimate parent, Sun Life Financial Inc. The Trustees also considered the advantages and possible disadvantages to the Fund of having an adviser that also serves other investment companies as well as other accounts.

The Trustees also considered the nature, quality, cost, and extent of administrative, transfer agency, and distribution services provided to the Fund by MFS and its affiliates under agreements and plans other than the investment advisory agreement, including any 12b-1 fees the Fund pays to MFS Fund Distributors, Inc., an affiliate of MFS. The Trustees also considered the nature, extent and quality of certain other services MFS performs or arranges for on the Fund’s behalf, which may include securities lending programs, directed expense payment programs, class action recovery programs, and MFS’ interaction with third-party service providers, principally custodians and sub-custodians. The Trustees concluded that the various non-advisory services provided by MFS and its affiliates on behalf of the Funds were satisfactory.

The Trustees also considered benefits to MFS from the use of the Fund’s portfolio brokerage commissions, if applicable, to pay for investment research and various other factors. Additionally, the Trustees considered so-called “fall-out benefits” to MFS such as reputational value derived from serving as investment manager to the Fund.

Based on their evaluation of factors that they deemed to be material, including those factors described above, the Board of Trustees, including a majority of the independent Trustees, concluded that the Fund’s investment advisory agreement with MFS should be continued for an additional one-year period, commencing August 1, 2009.

A discussion regarding the Board’s most recent review and renewal of the fund’s Investment Advisory Agreement with MFS is available by clicking on the fund’s name under “Mutual Funds” in the “Products and Performance” section of the MFS Web site (mfs.com).

38

PROXY VOTING POLICIES AND INFORMATION

A general description of the MFS funds’ proxy voting policies and procedures is available without charge, upon request, by calling
1-800-225-2606, by visiting the Proxy Voting section of mfs.com or by visiting the SEC’s Web site at http://www.sec.gov.

Information regarding how the fund voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30 is available without charge by visiting the Proxy Voting section of mfs.com or by visiting the SEC’s Web site at http://www.sec.gov.

QUARTERLY PORTFOLIO DISCLOSURE

The fund will file a complete schedule of portfolio holdings with the Securities and Exchange Commission (the Commission) for the first and third quarters of each fiscal year on Form N-Q. The fund’s Form N-Q may be reviewed and copied at the:

Public Reference Room

Securities and Exchange Commission

100 F Street, NE, Room 1580

Washington, D.C. 20549

Information on the operation of the Public Reference Room may be obtained by calling the Commission at 1-800-SEC-0330. The fund’s Form N-Q is available on the EDGAR database on the Commission’s Internet Web site at http://www.sec.gov, and copies of this information may be obtained, upon payment of a duplicating fee, by electronic request at the following e-mail address: publicinfo@sec.gov or by writing the Public Reference Section at the above address.

A shareholder can also obtain the quarterly portfolio holdings report at mfs.com.

FURTHER INFORMATION

From time to time, MFS may post important information about the fund or the MFS funds on the MFS web site (mfs.com). This information is available by visiting the “News & Commentary” section of mfs.com or by clicking on the fund’s name under “Mutual Funds” in the “Products and Performance” section of mfs.com.

39

CONTACT US

Web site

mfs.com

MFS TALK

1-800-637-8255

24 hours a day

Account service and literature

Shareholders

1-800-225-2606

Investment professionals

1-800-343-2829

Retirement plan services

1-800-637-1255

Mailing address

MFS Service Center, Inc.

P.O. Box 55824

Boston, MA 02205-5824

Overnight mail

MFS Service Center, Inc.

c/o Boston Financial Data Services

30 Dan Road

Canton, MA 02021-2809

Save paper with eDelivery. MFS® will send you prospectuses, reports, and proxies directly via e-mail so you will get information faster with less mailbox clutter. To sign up: 1. go to mfs.com. 2. log in via MFS® Access. 3. select eDelivery. If you own your MFS fund shares through a financial institution or a retirement plan, MFS® TALK, MFS Access, and eDelivery may not be available to you.

MFS® International Value Fund

The report is prepared for the general information of shareholders. It is authorized for distribution to prospective investors only when preceded or accompanied by a current prospectus.

NOT FDIC INSURED • MAY LOSE VALUE •

NO BANK GUARANTEE

11/30/09

FGI-SEM

LETTER FROM THE CEO

Dear Shareholders:

There remains some question as to when the global economy will achieve a sustainable recovery. While some economists and market watchers are optimistic that the worst is behind us, a number also agree with U.S. Federal Reserve Board Chairman Ben Bernanke who said in September that “even though from a technical perspective the recession is very likely over at this point, it’s still going to feel like a very weak economy for some time.”

Have we in fact turned the corner? We have seen tremendous rallies in the markets over the past six months. The Fed has cut interest rates aggressively toward zero to support credit markets, global deleveraging has helped diminish inflationary concerns, and stimulus measures have put more money in the hands of the government and individuals to keep the economy moving. Still, unemployment remains high, consumer confidence and spending continue to waiver, and the housing market, while improving, has a long way to go to recover.

Regardless of lingering market uncertainties, MFS® is confident that the fundamental principles of long-term investing will always apply. We encourage investors to speak with their advisors to identify and research long-term investment opportunities thoroughly. Global research continues to be one of the hallmarks of MFS, along with a unique collaboration between our portfolio managers and sector analysts, who regularly discuss potential investments before making both buy and sell decisions.

As we continue to dig out from the worst financial crisis in decades, keep in mind that while the road back to sustainable recovery will be slow, gradual, and even bumpy at times, conditions are significantly better than they were six months ago.

Respectfully,

Robert J. Manning

Chief Executive Officer and Chief Investment Officer

MFS Investment Management®

January 15, 2010

The opinions expressed in this letter are subject to change, may not be relied upon for investment advice, and no forecasts can be guaranteed.

1

PORTFOLIO COMPOSITION

Portfolio structure

Top ten holdings
Nestle S.A.	3.6%
Sanofi-Aventis	3.5%
Vodafone Group PLC	3.3%
Roche Holding AG	3.0%
GlaxoSmithKline PLC	2.8%
Kao Corp.	2.8%
TOTAL S.A.	2.6%
Heineken N.V.	2.5%
Royal KPN N.V.	2.3%
KDDI Corp.	2.2%

Equity sectors
Consumer Staples	17.0%
Financial Services	16.6%
Health Care	14.1%
Utilities & Communications	10.1%
Industrial Goods & Services	7.2%
Technology	6.3%
Leisure	5.7%
Energy	5.0%
Special Products & Services	4.3%
Transportation	3.0%
Basic Materials	2.9%
Retailing	2.3%
Autos & Housing	1.2%

Country weightings (w)
Japan	23.4%
United Kingdom	22.6%
Switzerland	11.5%
France	11.5%
Netherlands	8.4%
Germany	6.9%
United States	5.1%
South Korea	1.8%
Finland	1.5%
Other Countries	7.3%

(w)	Country weightings are based on the valuation currency of each security.

Percentages are based on net assets as of 11/30/09.

The portfolio is actively managed and current holdings may be different.

2

MARKET ENVIRONMENT

After having suffered through one of the largest and most concentrated downturns since the 1930s, most asset markets staged a remarkable rebound during 2009. This recovery in global activity, which covers this reporting period, has been led importantly by emerging Asian economies, but broadening to include most of the global economy to varying degrees. Primary drivers of the recovery included an unwinding of the inventory destocking that took place earlier, as well as massive fiscal and monetary stimulus.

During the worst of the credit crisis, policy makers globally loosened monetary and fiscal policy on a massive scale. By the beginning of the reporting period, several central banks had approached their lower bound on policy rates and were examining the implementation and ramifications of quantitative easing as a means to further loosen monetary policy to offset the continuing fall in global economic activity. However, by the end of the period, there were ever-broadening signs that the global macroeconomic deterioration had passed, which caused the subsequent rise in asset valuations. As most asset prices rebounded in the second half of the period and the demand for liquidity waned, the debate concerning the existence of asset bubbles and the need for monetary exit strategies had begun, creating added uncertainty regarding the forward path of policy rates.

3

EXPENSE TABLE

Fund expenses borne by the shareholders during the period, June 1, 2009 through November 30, 2009

As a shareholder of the fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on certain purchase or redemption payments, and (2) ongoing costs, including management fees; distribution and service (12b-1) fees; and other fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period June 1, 2009 through November 30, 2009.

The expenses include the payment of a portion of the transfer-agent-related expenses of MFS funds that invest in the fund. For further information, please see the Notes to the Financial Statements.

Actual Expenses

The first line for each share class in the following table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line for each share class in the following table provides information about hypothetical account values and hypothetical expenses based on the fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads). Therefore, the second line for each share class in the table is useful in comparing ongoing costs only, and will not help you determine the

4

Expense Table – continued

relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Share Class		Annualized Expense Ratio	Beginning Account Value 6/01/09	Ending Account Value 11/30/09	Expenses Paid During Period (p) 6/01/09-11/30/09
A	Actual	1.32%	$1,000.00	$1,175.71	$7.20
	Hypothetical (h)	1.32%	$1,000.00	$1,018.45	$6.68
B	Actual	2.07%	$1,000.00	$1,170.98	$11.27
	Hypothetical (h)	2.07%	$1,000.00	$1,014.69	$10.45
C	Actual	2.07%	$1,000.00	$1,171.57	$11.27
	Hypothetical (h)	2.07%	$1,000.00	$1,014.69	$10.45
I	Actual	1.07%	$1,000.00	$1,177.38	$5.84
	Hypothetical (h)	1.07%	$1,000.00	$1,019.70	$5.42
W	Actual	1.16%	$1,000.00	$1,176.56	$6.33
	Hypothetical (h)	1.16%	$1,000.00	$1,019.25	$5.87
R1	Actual	2.07%	$1,000.00	$1,170.93	$11.27
	Hypothetical (h)	2.07%	$1,000.00	$1,014.69	$10.45
R2	Actual	1.55%	$1,000.00	$1,174.27	$8.45
	Hypothetical (h)	1.55%	$1,000.00	$1,017.30	$7.84
R3	Actual	1.31%	$1,000.00	$1,175.98	$7.15
	Hypothetical (h)	1.31%	$1,000.00	$1,018.50	$6.63
R4	Actual	1.07%	$1,000.00	$1,177.26	$5.84
	Hypothetical (h)	1.07%	$1,000.00	$1,019.70	$5.42

(h)	5% class return per year before expenses.
(p)	Expenses paid is equal to each class’ annualized expense ratio, as shown above, multiplied by the average account value over the period, multiplied by the number of days in the period, divided by the number of days in the year. Expenses paid do not include any applicable sales charges (loads). If these transaction costs had been included, your costs would have been higher.

5

PORTFOLIO OF INVESTMENTS

11/30/09 (unaudited)

The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.

Common Stocks - 95.7%
Issuer	Shares/Par	Value ($)

Aerospace - 1.5%
Cobham PLC	9,157,550	$33,801,664

Alcoholic Beverages - 2.5%
Heineken N.V.	1,194,310	$56,166,704

Apparel Manufacturers - 0.9%
Compagnie Financiere Richemont S.A.	454,168	$14,821,385
Sanyo Shokai Ltd.	1,663,900	5,364,525

		$20,185,910
Broadcasting - 3.5%
Fuji Television Network, Inc.	8,192	$12,215,056
Nippon Television Network Corp.	93,560	13,534,106
Vivendi S.A.	1,293,663	37,471,553
WPP Group PLC	1,496,934	14,061,831

		$77,282,546
Brokerage & Asset Managers - 1.5%
Daiwa Securities Group, Inc.	5,222,000	$27,854,529
Van Lanschot N.V.	106,015	5,952,679

		$33,807,208
Business Services - 2.9%
Bunzl PLC	1,577,570	$16,238,840
Nomura Research, Inc.	816,200	17,204,031
USS Co. Ltd.	502,810	31,108,757

		$64,551,628
Chemicals - 1.4%
Givaudan S.A.	39,088	$31,086,716

Computer Software - Systems - 2.1%
Fujitsu Ltd.	1,694,000	$9,976,266
Konica Minolta Holdings, Inc.	2,351,000	21,649,653
Venture Corp. Ltd.	2,774,500	16,443,042

		$48,068,961

6

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Common Stocks - continued
Conglomerates - 0.7%
Tomkins PLC	5,778,462	$16,435,544

Construction - 1.2%
Geberit AG	161,248	$27,804,424

Consumer Products - 6.6%
Henkel KGaA, IPS	720,231	$36,332,560
Kao Corp.	2,526,900	61,973,947
KOSE Corp.	989,600	21,442,589
Reckitt Benckiser Group PLC	551,530	28,175,041

		$147,924,137
Consumer Services - 0.7%
Benesse Corp.	372,900	$16,651,944

Containers - 0.4%
Smurfit Kappa Group PLC (a)	983,936	$8,051,995

Electrical Equipment - 2.5%
Legrand S.A.	677,764	$18,618,772
OMRON Corp.	921,500	15,223,779
Spectris PLC	1,919,390	21,080,814

		$54,923,365
Electronics - 2.7%
Halma PLC	3,256,624	$12,017,481
Samsung Electronics Co. Ltd.	40,891	25,319,505
Taiwan Semiconductor Manufacturing Co. Ltd., ADR	2,135,803	22,190,993

		$59,527,979
Energy - Independent - 0.5%
INPEX Corp.	1,398	$10,900,648

Energy - Integrated - 4.5%
Royal Dutch Shell PLC, “A”	1,455,080	$43,151,685
TOTAL S.A. (l)	920,804	57,049,866

		$100,201,551
Food & Beverages - 4.3%
Binggrae Co. Ltd.	82,660	$3,433,504
Nestle S.A.	1,688,074	79,794,667
Nong Shim Co. Ltd.	59,620	12,254,197

		$95,482,368

7

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Common Stocks - continued
Food & Drug Stores - 0.8%
Lawson, Inc.	360,100	$17,801,629

General Merchandise - 0.2%
Daiei, Inc. (a)(l)	1,253,150	$4,392,694

Insurance - 5.7%
Allianz SE	84,230	$10,400,289
Catlin Group Ltd.	2,677,557	13,527,287
Euler Hermes	106,192	7,847,520
Hiscox Ltd.	3,172,767	15,764,586
ING Groep N.V. (a)	1,259,922	11,887,015
Jardine Lloyd Thompson Group PLC	2,416,767	16,806,857
Muenchener Ruckvers AG	168,700	26,421,832
SNS REAAL Groep N.V. (a)	1,206,060	8,696,829
Zurich Financial Services Ltd.	71,048	15,409,794

		$126,762,009
Leisure & Toys - 0.7%
NAMCO BANDAI Holdings, Inc.	730,000	$7,279,732
Sankyo Co. Ltd.	154,300	8,640,336

		$15,920,068
Machinery & Tools - 3.2%
ASSA ABLOY AB, “B”	1,338,270	$24,737,775
Glory Ltd.	687,900	14,596,877
Neopost S.A.	374,960	32,874,910

		$72,209,562
Major Banks - 4.9%
Credit Agricole S.A.	1,162,739	$24,322,711
HSBC Holdings PLC	4,176,137	48,973,431
Sumitomo Mitsui Financial Group, Inc.	663,400	22,049,483
UniCredito Italiano S.p.A. (a)	4,297,731	14,825,694

		$110,171,319
Medical Equipment - 2.2%
Smith & Nephew PLC	2,803,646	$26,750,585
Synthes, Inc.	166,640	21,915,619

		$48,666,204
Network & Telecom - 1.5%
Nokia Oyj	2,526,300	$33,440,535

8

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Common Stocks - continued
Other Banks & Diversified Financials - 3.9%
Anglo Irish Bank Corp. PLC (a)	851,990	$0
Bangkok Bank Public Co. Ltd.	2,678,500	9,079,139
Chiba Bank Ltd.	1,294,000	8,462,349
Dah Sing Financial Holdings Ltd. (a)	1,653,200	9,716,487
DNB Holding A.S.A. (a)	1,604,500	18,037,302
Hachijuni Bank Ltd.	1,312,000	8,324,404
Joyo Bank Ltd.	1,320,000	6,114,088
Sapporo Hokuyo Holdings, Inc.	1,541,600	5,742,656
Siam City Bank Public Co. Ltd.	11,132,300	9,627,121
Unione di Banche Italiane ScpA	916,472	12,651,933

		$87,755,479
Pharmaceuticals - 11.9%
Daiichi Sankyo Co. Ltd.	726,400	$14,227,154
GlaxoSmithKline PLC	3,030,110	62,753,265
Hisamitsu Pharmaceutical Co., Inc.	125,700	4,421,572
Merck KGaA	312,130	29,437,737
Roche Holding AG	411,520	67,313,192
Sanofi-Aventis	1,045,830	79,020,877
Santen, Inc.	261,900	8,862,303

		$266,036,100
Printing & Publishing - 1.5%
Reed Elsevier PLC	2,343,264	$17,524,386
Wolters Kluwer N.V.	701,190	15,341,201

		$32,865,587
Real Estate - 0.6%
Deutsche Wohnen AG (a)	1,308,732	$12,888,433

Specialty Chemicals - 1.1%
Shin-Etsu Chemical Co. Ltd.	239,700	$12,909,114
Symrise AG	589,162	12,836,371

		$25,745,485
Specialty Stores - 0.4%
Esprit Holdings Ltd.	1,339,081	$9,002,022

Telecommunications - Wireless - 5.7%
KDDI Corp.	9,276	$50,114,438
SmarTone Telecommunications Holdings Ltd.	5,364,000	3,398,332
Vodafone Group PLC	32,945,039	74,497,512

		$128,010,282

9

Portfolio of Investments (unaudited) – continued

Issuer			Shares/Par	Value ($)

Common Stocks - continued
Telephone Services - 3.2%
China Unicom Ltd.			6,558,000	$8,817,280
Royal KPN N.V.			2,830,941	50,420,644
Virgin Media, Inc.			754,720	12,422,691

				$71,660,615
Tobacco - 3.6%
British American Tobacco PLC			1,461,160	$44,491,448
Japan Tobacco, Inc.			9,596	28,397,233
Swedish Match AB			341,660	7,374,716

				$80,263,397
Trucking - 3.0%
TNT N.V.			1,225,202	$35,740,156
Yamato Holdings Co. Ltd.			2,317,800	31,864,005

				$67,604,161
Utilities - Electric Power - 1.2%
E.ON AG			666,533	$26,504,648
Total Common Stocks (Identified Cost, $1,916,447,970)				$2,140,555,521

	Strike Price	First Exercise
Rights - 0.1%
Insurance - 0.1%
ING Groep N.V. (6 shares for 7 rights) (a) (Identified Cost, $2,042,383)	EUR 4.24	12/18/09	1,259,922	$3,121,531

Money Market Funds (v) - 3.3%
MFS Institutional Money Market Portfolio, 0.14%, at Cost and Net Asset Value			74,420,560	$74,420,560

Collateral for Securities Loaned - 1.8%
Navigator Securities Lending Prime Portfolio, at Cost and Net Asset Value			40,070,497	$40,070,497

Issuer/Expiration Date/Strike Price			Par Amount of Contracts
Call Options Purchased - 0.1%
JPY Currency - November 2010 @ EUR 0.0068 (Premiums Paid, $2,156,865)			JPY 62,560,000	$2,046,901

10

Portfolio of Investments (unaudited) – continued

Put Options Purchased - 0.1%
Issuer/Expiration Date/Strike Price	Par Amount of Contracts	Value ($)
JPY Currency - November 2010 @ $0.0103 (Premiums Paid, $2,002,290)	JPY 9,067,500,000	$1,632,150
Total Investments (Identified Cost, $2,037,140,565)		$2,261,847,160

Other Assets, Less Liabilities - (1.1)%		(24,863,627)
Net Assets - 100.0%		$2,236,983,533

(a)	Non-income producing security.
(l)	All or a portion of this security is on loan.
(v)	Underlying fund that is available only to investment companies managed by MFS. The rate quoted is the annualized seven-day yield of the fund at period end.

The following abbreviations are used in this report and are defined:

ADR	American Depository Receipt
IPS	International Preference Stock
PLC	Public Limited Company

Abbreviations indicate amounts shown in currencies other than the U.S. dollar. All amounts are stated in U.S. dollars unless otherwise indicated. A list of abbreviations is shown below:

JPY	Japanese Yen

See Notes to Financial Statements

11

Financial Statements

STATEMENT OF ASSETS AND LIABILITIES

At 11/30/09 (unaudited)

This statement represents your fund’s balance sheet, which details the assets and liabilities comprising the total value of the fund.

Assets
Investments-
Non-affiliated issuers, at value (identified cost, $1,962,720,005)	$2,187,426,600
Underlying funds, at cost and value	74,420,560
Total investments, at value, including $37,655,424 of securities on loan (identified cost, $2,037,140,565)	$2,261,847,160
Foreign currency, at value (identified cost, $2,963,598)	2,975,890
Receivables for
Investments sold	3,970,984
Fund shares sold	11,894,351
Interest and dividends	7,576,942
Other assets	2,085
Total assets	$2,288,267,412
Liabilities
Payables for
Investments purchased	$8,555,436
Fund shares reacquired	1,156,218
Collateral for securities loaned, at value	40,070,497
Payable to affiliates
Investment adviser	207,130
Shareholder servicing costs	258,712
Distribution and service fees	47,043
Administrative services fee	3,892
Payable for independent Trustees’ compensation	2,569
Accrued expenses and other liabilities	982,382
Total liabilities	$51,283,879
Net assets	$2,236,983,533
Net assets consist of
Paid-in capital	$2,182,651,706
Unrealized appreciation (depreciation) on investments and translation of assets and liabilities in foreign currencies (net of $929,640 deferred country tax)	224,738,402
Accumulated net realized gain (loss) on investments and foreign currency transactions	(198,447,910)
Undistributed net investment income	28,041,335
Net assets	$2,236,983,533
Shares of beneficial interest outstanding	97,462,474

	Net assets	Shares outstanding	Net asset value per share (a)
Class A	$1,076,221,819	47,301,886	$22.75
Class B	25,439,727	1,171,687	21.71
Class C	64,542,444	3,058,941	21.10
Class I	831,451,765	35,181,334	23.63
Class W	50,325,315	2,207,910	22.79
Class R1	106,745	4,962	21.51
Class R2	102,676,609	4,746,547	21.63
Class R3	32,093,019	1,412,772	22.72
Class R4	54,126,090	2,376,435	22.78
(a)	Maximum offering price per share was equal to the net asset value per share for all share classes, except for Class A, for which the maximum offering price per share was $24.14. On sales of $50,000 or more, the maximum offering price of Class A shares is reduced. A contingent deferred sales charge may be imposed on redemptions of Class A, Class B, and Class C shares. Redemption price per share was equal to the net asset value per share for Classes I, W, R1, R2, R3, and R4.

See Notes to Financial Statements

12

Financial Statements

STATEMENT OF OPERATIONS

Six months ended 11/30/09 (unaudited)

This statement describes how much your fund earned in investment income and accrued in expenses. It also describes any gains and/or losses generated by fund operations.

Net investment income
Income
Dividends	$19,673,543
Interest	89,310
Dividends from underlying funds	62,587
Foreign taxes withheld	(1,260,731)
Total investment income	$18,564,709
Expenses
Management fee	$7,345,524
Distribution and service fees	1,445,759
Shareholder servicing costs	1,170,248
Administrative services fee	146,988
Independent Trustees’ compensation	15,848
Custodian fee	295,510
Shareholder communications	36,478
Auditing fees	29,000
Legal fees	15,223
Miscellaneous	102,735
Total expenses	$10,603,313
Fees paid indirectly	(4)
Reduction of expenses by investment adviser	(4,382)
Net expenses	$10,598,927
Net investment income	$7,965,782
Realized and unrealized gain (loss) on investments and foreign currency transactions
Realized gain (loss) (identified cost basis)
Investment transactions (net of $272,532 country tax)	$(14,910,607)
Foreign currency transactions	285,982
Net realized gain (loss) on investments and foreign currency transactions	$(14,624,625)
Change in unrealized appreciation (depreciation)
Investments (net of $929,640 increase in deferred country tax)	$264,903,614
Translation of assets and liabilities in foreign currencies	622,055
Net unrealized gain (loss) on investments and foreign currency translation	$265,525,669
Net realized and unrealized gain (loss) on investments and foreign currency	$250,901,044
Change in net assets from operations	$258,866,826

See Notes to Financial Statements

13

Financial Statements

STATEMENTS OF CHANGES IN NET ASSETS

These statements describe the increases and/or decreases in net assets resulting from operations, any distributions, and any shareholder transactions.

Change in net assets	Six months ended 11/30/09 (unaudited)	Year ended 5/31/09

From operations
Net investment income	$7,965,782	$21,395,507
Net realized gain (loss) on investments and foreign currency transactions	(14,624,625)	(182,773,155)
Net unrealized gain (loss) on investments and foreign currency translation	265,525,669	(98,881,807)
Change in net assets from operations	$258,866,826	$(260,259,455)
Distributions declared to shareholders
From net investment income	$—	$(20,833,206)
From net realized gain on investments	—	(56,140,715)
Total distributions declared to shareholders	$—	$(76,973,921)
Change in net assets from fund share transactions	$637,494,524	$390,243,701
Total change in net assets	$896,361,350	$53,010,325
Net assets
At beginning of period	1,340,622,183	1,287,611,858
At end of period (including undistributed net investment income of $28,041,335 and $20,075,553, respectively)	$2,236,983,533	$1,340,622,183

See Notes to Financial Statements

14

Financial Statements

FINANCIAL HIGHLIGHTS

The financial highlights table is intended to help you understand the fund’s financial performance for the semiannual period and the past 5 fiscal years (or life of a particular share class, if shorter). Certain information reflects financial results for a single fund share. The total returns in the table represent the rate by which an investor would have earned (or lost) on an investment in the fund share class (assuming reinvestment of all distributions) held for the entire period.

	Six months ended 11/30/09 (unaudited)		Years ended 5/31
Class A			2009	2008	2007	2006	2005

Net asset value, beginning of period	$19.35		$30.23	$32.74	$29.16	$24.20	$21.06
Income (loss) from investment operations
Net investment income (d)	$0.09		$0.46	$0.63	$0.49	$0.38	$0.41
Net realized and unrealized gain (loss) on investments and foreign currency	3.31		(9.27)	(0.62)	5.75	6.62	3.34
Total from investment operations	$3.40		$(8.81)	$0.01	$6.24	$7.00	$3.75
Less distributions declared to shareholders
From net investment income	$—		$(0.55)	$(0.37)	$(0.42)	$(0.21)	$(0.06)
From net realized gain on investments	—		(1.52)	(2.15)	(2.24)	(1.83)	(0.55)
Total distributions declared to shareholders	$—		$(2.07)	$(2.52)	$(2.66)	$(2.04)	$(0.61)
Net asset value, end of period	$22.75		$19.35	$30.23	$32.74	$29.16	$24.20
Total return (%) (r)(s)(t)	17.57	(n)	(28.97)	(0.05)	22.17	30.04	17.89
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.32	(a)	1.48	1.45	1.49	1.63	1.68
Expenses after expense reductions (f)	1.32	(a)	1.48	1.45	1.49	1.60	1.65
Net investment income	0.86	(a)	2.32	2.03	1.61	1.41	1.78
Portfolio turnover	16		52	35	49	54	37
Net assets at end of period (000 omitted)	$1,076,222		$542,453	$400,018	$386,570	$242,369	$142,789

See Notes to Financial Statements

15

Financial Highlights – continued

	Six months ended 11/30/09 (unaudited)		Years ended 5/31
Class B			2009	2008	2007	2006	2005

Net asset value, beginning of period	$18.54		$29.09	$31.55	$28.19	$23.47	$20.51
Income (loss) from investment operations
Net investment income (d)	$0.01		$0.15	$0.33	$0.25	$0.17	$0.21
Net realized and unrealized gain (loss) on investments and foreign currency	3.16		(8.75)	(0.52)	5.57	6.45	3.30
Total from investment operations	$3.17		$(8.60)	$(0.19)	$5.82	$6.62	$3.51
Less distributions declared to shareholders
From net investment income	$—		$(0.43)	$(0.12)	$(0.22)	$(0.07)	$—
From net realized gain on investments	—		(1.52)	(2.15)	(2.24)	(1.83)	(0.55)
Total distributions declared to shareholders	$—		$(1.95)	$(2.27)	$(2.46)	$(1.90)	$(0.55)
Net asset value, end of period	$21.71		$18.54	$29.09	$31.55	$28.19	$23.47
Total return (%) (r)(s)(t)	17.10	(n)	(29.42)	(0.69)	21.36	29.22	17.16
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	2.07	(a)	2.16	2.10	2.14	2.28	2.33
Expenses after expense reductions (f)	2.07	(a)	2.16	2.10	2.14	2.25	2.30
Net investment income	0.10	(a)	0.72	1.10	0.86	0.64	0.93
Portfolio turnover	16		52	35	49	54	37
Net assets at end of period (000 omitted)	$25,440		$22,952	$51,764	$79,000	$70,758	$57,356

See Notes to Financial Statements

16

Financial Highlights – continued

	Six months ended 11/30/09 (unaudited)		Years ended 5/31
Class C			2009	2008	2007	2006	2005

Net asset value, beginning of period	$18.01		$28.39	$30.89	$27.67	$23.14	$20.24
Income (loss) from investment operations
Net investment income (d)	$0.01		$0.18	$0.36	$0.28	$0.18	$0.29
Net realized and unrealized gain (loss) on investments and foreign currency	3.08		(8.58)	(0.54)	5.43	6.34	3.16
Total from investment operations	$3.09		$(8.40)	$(0.18)	$5.71	$6.52	$3.45
Less distributions declared to shareholders
From net investment income	$—		$(0.46)	$(0.17)	$(0.25)	$(0.16)	$—
From net realized gain on investments	—		(1.52)	(2.15)	(2.24)	(1.83)	(0.55)
Total distributions declared to shareholders	$—		$(1.98)	$(2.32)	$(2.49)	$(1.99)	$(0.55)
Net asset value, end of period	$21.10		$18.01	$28.39	$30.89	$27.67	$23.14
Total return (%) (r)(s)(t)	17.16	(n)	(29.44)	(0.69)	21.36	29.27	17.09
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	2.07	(a)	2.16	2.10	2.14	2.28	2.33
Expenses after expense reductions (f)	2.07	(a)	2.16	2.10	2.14	2.25	2.30
Net investment income	0.10	(a)	0.92	1.22	0.96	0.68	1.29
Portfolio turnover	16		52	35	49	54	37
Net assets at end of period (000 omitted)	$64,542		$49,093	$76,841	$91,372	$62,896	$35,808

See Notes to Financial Statements

17

Financial Highlights – continued

	Six months ended 11/30/09 (unaudited)		Years ended 5/31
Class I			2009	2008	2007	2006	2005

Net asset value, beginning of period	$20.07		$31.20	$33.71	$29.94	$24.75	$21.52
Income (loss) from investment operations
Net investment income (d)	$0.12		$0.49	$0.77	$0.64	$0.60	$0.79
Net realized and unrealized gain (loss) on investments and foreign currency	3.44		(9.51)	(0.64)	5.88	6.68	3.12
Total from investment operations	$3.56		$(9.02)	$0.13	$6.52	$7.28	$3.91
Less distributions declared to shareholders
From net investment income	$—		$(0.59)	$(0.49)	$(0.51)	$(0.26)	$(0.13)
From net realized gain on investments	—		(1.52)	(2.15)	(2.24)	(1.83)	(0.55)
Total distributions declared to shareholders	$—		$(2.11)	$(2.64)	$(2.75)	$(2.09)	$(0.68)
Net asset value, end of period	$23.63		$20.07	$31.20	$33.71	$29.94	$24.75
Total return (%) (r)(s)	17.74	(n)	(28.73)	0.31	22.56	30.54	18.23
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.07	(a)	1.16	1.10	1.14	1.28	1.34
Expenses after expense reductions (f)	1.07	(a)	1.16	1.10	1.14	1.25	1.31
Net investment income	1.10	(a)	2.29	2.43	2.04	2.17	3.32
Portfolio turnover	16		52	35	49	54	37
Net assets at end of period (000 omitted)	$831,452		$668,802	$756,900	$617,518	$301,533	$87,707

See Notes to Financial Statements

18

Financial Highlights – continued

	Six months ended 11/30/09 (unaudited)		Years ended 5/31
Class W			2009	2008	2007	2006 (i)

Net asset value, beginning of period	$19.37		$30.23	$32.75	$29.16	$30.18
Income (loss) from investment operations
Net investment income (d)	$0.11		$0.65	$0.60	$0.89	$0.20
Net realized and unrealized gain (loss) on investments and foreign currency	3.31		(9.40)	(0.51)	5.43	(1.22	)(g)
Total from investment operations	$3.42		$(8.75)	$0.09	$6.32	$(1.02)
Less distributions declared to shareholders
From net investment income	$—		$(0.59)	$(0.46)	$(0.49)	$—
From net realized gain on investments	—		(1.52)	(2.15)	(2.24)	—
Total distributions declared to shareholders	$—		$(2.11)	$(2.61)	$(2.73)	$—
Net asset value, end of period	$22.79		$19.37	$30.23	$32.75	$29.16
Total return (%) (r)(s)	17.66	(n)	(28.78)	0.22	22.48	(3.38	)(n)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.17	(a)	1.29	1.21	1.24	1.37	(a)
Expenses after expense reductions (f)	1.16	(a)	1.29	1.21	1.24	1.35	(a)
Net investment income	1.00	(a)	3.64	2.04	3.22	8.00	(a)
Portfolio turnover	16		52	35	49	54
Net assets at end of period (000 omitted)	$50,325		$20,807	$2,089	$1,031	$97

See Notes to Financial Statements

19

Financial Highlights – continued

Class R1	Six months ended 11/30/09		Year ended 5/31/09 (i)
Net asset value, beginning of period	$18.37		$22.52
Income (loss) from investment operations
Net investment income (d)	$0.01		$0.17
Net realized and unrealized gain (loss) on investments and foreign currency	3.13		(2.21	)(g)
Total from investment operations	$3.14		$(2.04)
Less distributions declared to shareholders
From net investment income	$—		$(0.59)
From net realized gain on investments	—		(1.52)
Total distributions declared to shareholders	$—		$(2.11)
Net asset value, end of period	$21.51		$18.37
Total return (%) (r)(s)	17.09	(n)	(8.85	)(n)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	2.07	(a)	2.21	(a)
Expenses after expense reductions (f)	2.07	(a)	2.21	(a)
Net investment income	0.10	(a)	1.52	(a)
Portfolio turnover	16		52
Net assets at end of period (000 omitted)	$107		$91

Class R2	Six months ended 11/30/09		Year ended 5/31/09 (i)
Net asset value, beginning of period	$18.42		$22.52
Income (loss) from investment operations
Net investment income (d)	$0.03		$0.79
Net realized and unrealized gain (loss) on investments and foreign currency	3.18		(2.78	)(g)
Total from investment operations	$3.21		$(1.99)
Less distributions declared to shareholders
From net investment income	$—		$(0.59)
From net realized gain on investments	—		(1.52)
Total distributions declared to shareholders	$—		$(2.11)
Net asset value, end of period	$21.63		$18.42
Total return (%) (r)(s)	17.43	(n)	(8.61	)(n)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.55	(a)	1.71	(a)
Expenses after expense reductions (f)	1.55	(a)	1.71	(a)
Net investment income	0.29	(a)	6.93	(a)
Portfolio turnover	16		52
Net assets at end of period (000 omitted)	$102,677		$7,828

See Notes to Financial Statements

20

Financial Highlights – continued

Class R3	Six months ended 11/30/09		Year ended 5/31/09 (i)
Net asset value, beginning of period	$19.32		$23.46
Income (loss) from investment operations
Net investment income (d)	$0.09		$0.61
Net realized and unrealized gain (loss) on investments and foreign currency	3.31		(2.64	)(g)
Total from investment operations	$3.40		$(2.03)
Less distributions declared to shareholders
From net investment income	$—		$(0.59)
From net realized gain on investments	—		(1.52)
Total distributions declared to shareholders	$—		$(2.11)
Net asset value, end of period	$22.72		$19.32
Total return (%) (r)(s)	17.60	(n)	(8.42	)(n)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.31	(a)	1.46	(a)
Expenses after expense reductions (f)	1.31	(a)	1.45	(a)
Net investment income	0.82	(a)	5.26	(a)
Portfolio turnover	16		52
Net assets at end of period (000 omitted)	$32,093		$6,327

Class R4	Six months ended 11/30/09		Year ended 5/31/09 (i)
Net asset value, beginning of period	$19.35		$23.46
Income (loss) from investment operations
Net investment income (d)	$0.11		$0.90
Net realized and unrealized gain (loss) on investments and foreign currency	3.32		(2.90	)(g)
Total from investment operations	$3.43		$(2.00)
Less distributions declared to shareholders
From net investment income	$—		$(0.59)
From net realized gain on investments	—		(1.52)
Total distributions declared to shareholders	$—		$(2.11)
Net asset value, end of period	$22.78		$19.35
Total return (%) (r)(s)	17.73	(n)	(8.29	)(n)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.07	(a)	1.21	(a)
Expenses after expense reductions (f)	1.07	(a)	1.21	(a)
Net investment income	1.02	(a)	7.60	(a)
Portfolio turnover	16		52
Net assets at end of period (000 omitted)	$54,126		$22,269

See Notes to Financial Statements

21

Financial Highlights – continued

Any redemption fees charged by the fund during the 2005 fiscal year resulted in a per share impact of less than $0.01.

(a)	Annualized.
(d)	Per share data is based on average shares outstanding.
(f)	Ratios do not reflect reductions from fees paid indirectly, if applicable.
(g)	The per share amount is not in accordance with the net realized and unrealized gain/loss for the period because of the timing of sales of fund shares and the per share amount of realized and unrealized gains and losses at such time.
(i)	For the period from the class’ inception, May 1, 2006 (Class W), and October 1, 2008 (Classes R1, R2, R3, and R4), through the stated period end.
(n)	Not annualized.
(r)	Certain expenses have been reduced without which performance would have been lower.
(s)	From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.
(t)	Total returns do not include any applicable sales charges.

See Notes to Financial Statements

22

NOTES TO FINANCIAL STATEMENTS

(unaudited)

(1)	Business and Organization

MFS International Value Fund (the fund) is a series of MFS Series Trust X (the trust). The trust is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company.

(2)	Significant Accounting Policies

General – The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates. In the preparation of these financial statements, management has evaluated subsequent events occurring after the date of the fund’s Statement of Assets and Liabilities through January 15, 2010 which is the date that the financial statements were issued. The fund can invest in foreign securities, including securities of emerging market issuers. Investments in foreign securities are vulnerable to the effects of changes in the relative values of the local currency and the U.S. dollar and to the effects of changes in each country’s legal, political, and economic environment. The markets of emerging markets countries are generally more volatile than the markets of developed countries with more mature economies. All of the risks of investing in foreign securities previously described are heightened when investing in emerging markets countries.

Investment Valuations – Equity securities, including restricted equity securities, are generally valued at the last sale or official closing price as provided by a third-party pricing service on the market or exchange on which they are primarily traded. Equity securities, for which there were no sales reported that day, are generally valued at the last quoted daily bid quotation as provided by a third-party pricing service on the market or exchange on which such securities are primarily traded. Equity securities held short, for which there were no sales reported for that day, are generally valued at the last quoted daily ask quotation as provided by a third-party pricing service on the market or exchange on which such securities are primarily traded. Exchange-traded options are generally valued at the last sale or official closing price as provided by a third-party pricing service on the exchange on which such options are primarily traded. Exchange-traded options for which there were no sales reported that day are generally valued at the last daily bid quotation as provided by a third-party pricing service on the exchange on which such

23

Notes to Financial Statements (unaudited) – continued

options are primarily traded. Options not traded on an exchange are generally valued at a broker/dealer bid quotation. Foreign currency options are generally valued using an external pricing model that uses market data from a third-party source. Open-end investment companies are generally valued at net asset value per share. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. Values obtained from third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates provided by a third-party pricing service.

The Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments (including any fair valuation) to the adviser pursuant to valuation policies and procedures approved by the Board. If the adviser determines that reliable market quotations are not readily available, investments are valued at fair value as determined in good faith by the adviser in accordance with such procedures under the oversight of the Board of Trustees. Under the fund’s valuation policies and procedures, market quotations are not considered to be readily available for most types of debt instruments and floating rate loans and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services. In addition, investments may be valued at fair value if the adviser determines that an investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halting of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. Events that occur on a frequent basis after foreign markets close (such as developments in foreign markets and significant movements in the U.S. markets) and prior to the determination of the fund’s net asset value may be deemed to have a material affect on the value of securities traded in foreign markets. Accordingly, the fund’s foreign equity securities may often be valued at fair value. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to

24

Notes to Financial Statements (unaudited) – continued

determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.

Various inputs are used in determining the value of the fund’s assets or liabilities carried at market value. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment’s level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund’s assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes unobservable inputs, which may include the adviser’s own assumptions in determining the fair value of investments. Other financial instruments are derivative instruments not reflected in total investments, such as futures, forwards, swap contracts, and written options. The following is a summary of the levels used as of November 30, 2009 in valuing the fund’s assets or liabilities carried at market value:

Investments at Value	Level 1	Level 2	Level 3	Total
Equity Securities:
Japan	$247,396,431	$275,582,513	$—	$522,978,944
United Kingdom	31,051,672	475,000,589	—	506,052,261
Switzerland	196,827,903	61,317,895	—	258,145,798
France	97,639,649	159,566,560	—	257,206,209
Netherlands	59,288,236	128,038,524	—	187,326,760
Germany	42,274,108	112,547,762	—	154,821,870
South Korea	41,007,205	—	—	41,007,205
Finland	—	33,440,535	—	33,440,535
Sweden	—	32,112,492	—	32,112,492
Other Countries	91,637,101	62,626,928	—	154,264,029
Mutual Funds	114,491,057	—	—	114,491,057
Total Investments	$921,613,362	$1,340,233,798	$—	$2,261,847,160

Country disclosure is based on the country of domicile. For further information regarding security characteristics, see the Portfolio of Investments.

Foreign Currency Translation – Purchases and sales of foreign investments, income, and expenses are converted into U.S. dollars based upon currency exchange rates prevailing on the respective dates of such transactions or on the

25

Notes to Financial Statements (unaudited) – continued

reporting date for foreign denominated receivables and payables. Gains and losses attributable to foreign currency exchange rates on sales of securities are recorded for financial statement purposes as net realized gains and losses on investments. Gains and losses attributable to foreign exchange rate movements on receivables, payables, income and expenses are recorded for financial statement purposes as foreign currency transaction gains and losses. That portion of both realized and unrealized gains and losses on investments that results from fluctuations in foreign currency exchange rates is not separately disclosed.

Derivatives – The fund may use derivatives for different purposes, including to earn income and enhance returns, to increase or decrease exposure to a particular market, to manage or adjust the risk profile of the fund, or as alternatives to direct investments. Derivatives may be used for hedging or non-hedging purposes. While hedging can reduce or eliminate losses, it can also reduce or eliminate gains. When the fund uses derivatives as an investment to increase market exposure, or for hedging purposes, gains and losses from derivative instruments may be substantially greater than the derivative’s original cost.

In this reporting period the fund adopted the disclosure provisions of FASB Accounting Standard Codification 815, Derivatives and Hedging (“ASC 815”). ASC 815 requires enhanced disclosures about the fund’s use of and accounting for derivative instruments and the effect of derivative instruments on the fund’s results of operations and financial position. Tabular disclosure regarding derivative fair value and gain/loss by contract type (e.g., interest rate contracts, foreign exchange contracts, credit contracts, etc.) is required and derivatives accounted for as hedging instruments under ASC 815 must be disclosed separately from those that do not qualify for hedge accounting. Even though the fund may use derivatives in an attempt to achieve an economic hedge, the fund’s derivatives are not accounted for as hedging instruments under ASC 815 because investment companies account for their derivatives at fair value and record any changes in fair value in current period earnings.

Derivative instruments include written options, purchased options, futures contracts, forward foreign currency exchange contracts, and swap agreements. The fund’s period end derivatives, as presented in the Portfolio of Investments, generally are indicative of the volume of its derivative activity during the period.

26

Notes to Financial Statements (unaudited) – continued

The following table presents, by major type of derivative contract, the fair value, on a gross basis, of the asset and liability components of derivatives held by the fund at November 30, 2009:

		Asset Derivatives
		Location on Statement of Assets and Liabilities	Fair Value
Foreign Exchange Contracts not Accounted for as Hedging Instruments Under ASC 815	Currency Options Purchased	Total Investments, at value	$3,679,051

The following table presents, by major type of derivative contract, the change in unrealized appreciation (depreciation) on derivatives held by the fund for the six months ended November 30, 2009 as reported in the Statement of Operations:

Investments (i.e., Purchased Options)
Foreign Exchange Contracts	$(480,104)

Derivative counterparty credit risk is managed through formal evaluation of the creditworthiness of all potential counterparties. On certain over-the-counter derivatives, the fund attempts to reduce its exposure to counterparty credit risk whenever possible by entering into an International Swaps and Derivatives Association (ISDA) Master Agreement on a bilateral basis with each of the counterparties with whom it undertakes a significant volume of transactions. The ISDA Master Agreement gives each party to the agreement the right to terminate all transactions traded under such agreement if there is a certain deterioration in the credit quality of the other party. The ISDA Master Agreement gives the fund the right, upon an event of default by the applicable counterparty or a termination of the agreement, to close out all transactions traded under such agreement and to net amounts owed under each transaction to one net amount payable by one party to the other. This right to close out and net payments across all transactions traded under the ISDA Master Agreement could result in a reduction of the fund’s credit risk to such counterparty equal to any amounts payable by the fund under the applicable transactions, if any. However, absent an event of default by the counterparty or a termination of the agreement, the ISDA Master Agreement does not result in an offset of reported balance sheet assets and liabilities across transactions between the fund and the applicable counterparty.

Collateral requirements differ by type of derivative. Collateral or margin requirements are set by the broker or exchange clearing house for exchange

27

Notes to Financial Statements (unaudited) – continued

traded derivatives (i.e., futures and exchange-traded options) while collateral terms are contract specific for over-the-counter traded derivatives (i.e., forwards, swaps and over-the-counter options). For derivatives traded under an ISDA Master Agreement, the collateral requirements are netted across all transactions traded under such agreement and one amount is posted from one party to the other to collateralize such obligations. Cash collateral that has been pledged to cover obligations of the fund under derivative contracts will be reported separately on the Statement of Assets and Liabilities as restricted cash. Securities collateral pledged for the same purpose is noted in the Portfolio of Investments.

Purchased Options – The fund may purchase call or put options for a premium. Purchased options entitle the holder to buy or sell a specified number of shares or units of a particular security, currency or index at a specified price at a specified date or within a specified period of time. Purchasing call options may be used to hedge against an anticipated increase in the dollar cost of securities or currency to be acquired or to increase the fund’s exposure to an underlying instrument. Purchasing put options may hedge against a decline in the value of portfolio securities or currency.

The premium paid is initially recorded as an investment in the Statement of Assets and Liabilities. That investment is subsequently marked-to-market daily with the difference between the premium paid and the market value of the purchased option being recorded as unrealized appreciation or depreciation. Premiums paid for purchased options which have expired are treated as realized losses on investments in the Statement of Operations. Upon the exercise or closing of a purchased option, the premium paid is either added to the cost of the security or financial instrument in the case of a call option, or offset against the proceeds on the sale of the underlying security or financial instrument in the case of a put option, in order to determine the realized gain or loss on investments.

The risk in purchasing an option is that the fund pays a premium whether or not the option is exercised. The fund’s maximum risk of loss due to counterparty credit risk is limited to the market value of the option. For over-the-counter options, this risk is mitigated in cases where there is an ISDA Master Agreement between the fund and the counterparty providing for netting as described above and for posting of collateral by the counterparty to the fund to cover the fund’s exposure to the counterparty under such ISDA Master Agreement.

Security Loans – State Street Bank and Trust Company (“State Street”), as lending agent, may loan the securities of the fund to certain qualified institutions (the “Borrowers”) approved by the fund. The loans are collateralized by cash and/or U.S. Treasury and federal agency obligations in an

28

Notes to Financial Statements (unaudited) – continued

amount typically at least equal to the market value of the securities loaned. The market value of the loaned securities is determined at the close of business of the fund and any additional required collateral is delivered to the fund on the next business day. State Street provides the fund with indemnification against Borrower default. The fund bears the risk of loss with respect to the investment of cash collateral. On loans collateralized by cash, the cash collateral is invested in a money market fund or short-term securities. A portion of the income generated upon investment of the collateral is remitted to the Borrowers, and the remainder is allocated between the fund and the lending agent. On loans collateralized by U.S. Treasury and/or federal agency obligations, a fee is received from the Borrower, and is allocated between the fund and the lending agent. Income from securities lending is included in interest income on the Statement of Operations. The dividend and interest income earned on the securities loaned is accounted for in the same manner as other dividend and interest income.

Indemnifications – Under the fund’s organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the fund. Additionally, in the normal course of business, the fund enters into agreements with service providers that may contain indemnification clauses. The fund’s maximum exposure under these agreements is unknown as this would involve future claims that may be made against the fund that have not yet occurred.

Investment Transactions and Income – Investment transactions are recorded on the trade date. Interest income is recorded on the accrual basis. Dividends received in cash are recorded on the ex-dividend date. Certain dividends from foreign securities will be recorded when the fund is informed of the dividend if such information is obtained subsequent to the ex-dividend date. Dividend and interest payments received in additional securities are recorded on the ex-dividend or ex-interest date in an amount equal to the value of the security on such date.

The fund may receive proceeds from litigation settlements. Any proceeds received from litigation involving portfolio holdings are reflected in the Statement of Operations in realized gain/loss if the security has been disposed of by the fund or in unrealized gain/loss if the security is still held by the fund. Any other proceeds from litigation not related to portfolio holdings are reflected as other income in the Statement of Operations.

Fees Paid Indirectly – The fund’s custody fee may be reduced according to an arrangement that measures the value of cash deposited with the custodian by the fund. This amount, for the six months ended November 30, 2009, is shown as a reduction of total expenses on the Statement of Operations.

29

Notes to Financial Statements (unaudited) – continued

Tax Matters and Distributions – The fund intends to qualify as a regulated investment company, as defined under Subchapter M of the Internal Revenue Code, and to distribute all of its taxable income, including realized capital gains. As a result, no provision for federal income tax is required. The fund’s federal tax returns for the prior three fiscal years remain subject to examination by the Internal Revenue Service. Foreign taxes, if any, have been accrued by the fund in the accompanying financial statements.

Distributions to shareholders are recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from U.S. generally accepted accounting principles. Certain capital accounts in the financial statements are periodically adjusted for permanent differences in order to reflect their tax character. These adjustments have no impact on net assets or net asset value per share. Temporary differences which arise from recognizing certain items of income, expense, gain or loss in different periods for financial statement and tax purposes will reverse at some time in the future. Distributions in excess of net investment income or net realized gains are temporary overdistributions for financial statement purposes resulting from differences in the recognition or classification of income or distributions for financial statement and tax purposes.

Book/tax differences primarily relate to wash sale loss deferrals, foreign currency transactions, and foreign taxes.

The tax character of distributions declared to shareholders for the last fiscal year is as follows:

5/31/09
Ordinary income (including any short-term capital gains)	$25,344,170
Long-term capital gain	51,629,751
Total distributions	$76,973,921

30

Notes to Financial Statements (unaudited) – continued

The federal tax cost and the tax basis components of distributable earnings were as follows:

As of 11/30/09
Cost of investments	$2,088,198,665
Gross appreciation	277,833,518
Gross depreciation	(104,185,023)
Net unrealized appreciation (depreciation)	$173,648,495

As of 5/31/09
Undistributed ordinary income	20,745,924
Capital loss carryforwards	(41,395,388)
Post-October capital loss deferral	(91,369,797)
Other temporary differences	(330,979)
Net unrealized appreciation (depreciation)	(92,184,759)

As of May 31, 2009, the fund had capital loss carryforwards available to offset future realized gains. Such losses expire as follows:

5/31/17	$(41,395,388)

Multiple Classes of Shares of Beneficial Interest – The fund offers multiple classes of shares, which differ in their respective distribution and service fees. The fund’s income, realized and unrealized gain (loss), and common expenses are allocated to shareholders based on the daily net assets of each class. Dividends are declared separately for each class. Differences in per share dividend rates are generally due to differences in separate class expenses. Class B shares will convert to Class A shares approximately eight years after purchase. The fund’s distributions declared to shareholders as reported on the Statements of Changes in Net Assets are presented by class as follows:

	From net investment income		From net realized gain on investments
	Six months ended 11/30/09	Year ended 5/31/09 (i)	Six months ended 11/30/09	Year ended 5/31/09 (i)
Class A	$—	$7,095,410	$—	$19,512,732
Class B	—	591,188	—	2,088,679
Class C	—	1,090,643	—	3,600,218
Class I	—	11,930,665	—	30,615,153
Class W	—	115,018	—	297,545
Class R1	—	2,623	—	6,732
Class R2	—	2,623	—	6,732
Class R3	—	2,518	—	6,462
Class R4	—	2,518	—	6,462
Total	$—	$20,833,206	$—	$56,140,715

(i)	For the period from the class’ inception, October 1, 2008 (Classes R1, R2, R3, and R4), through the stated period end.

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Notes to Financial Statements (unaudited) – continued

(3)	Transactions with Affiliates

Investment Adviser – The fund has an investment advisory agreement with MFS to provide overall investment management and related administrative services and facilities to the fund.

The management fee is computed daily and paid monthly at the following annual rates:

First $1 billion of average daily net assets	0.90%
Next $1 billion of average daily net assets	0.80%
Average daily net assets in excess of $2 billion	0.70%

The management fee incurred for the six months ended November 30, 2009 was equivalent to an annual effective rate of 0.86% of the fund’s average daily net assets.

The investment adviser has agreed in writing to pay a portion of the fund’s total annual operating expenses, exclusive of interest, taxes, extraordinary expenses, brokerage and transaction costs and investment-related expenses, such that total annual fund operating expenses do not exceed the following rates annually of the fund’s average daily net assets with respect to each class:

Class A	Class B	Class C	Class I	Class W	Class R1	Class R2	Class R3	Class R4
1.80%	2.55%	2.55%	1.55%	1.65%	2.55%	2.05%	1.80%	1.55%

This written agreement will continue until modified by the fund’s Board of Trustees, but such agreement will continue at least until September 30, 2010. For the six months ended November 30, 2009, the fund’s actual operating expenses did not exceed the limit and therefore, the investment adviser did not pay any portion of the fund’s expenses.

Distributor – MFS Fund Distributors, Inc. (MFD), a wholly-owned subsidiary of MFS, as distributor, received $44,167 for the six months ended November 30, 2009, as its portion of the initial sales charge on sales of Class A shares of the fund.

The Board of Trustees has adopted a distribution plan for certain class shares pursuant to Rule 12b-1 of the Investment Company Act of 1940.

The fund’s distribution plan provides that the fund will pay MFD for services provided by MFD and financial intermediaries in connection with the distribution and servicing of certain share classes. One component of the plan is a distribution fee paid to MFD and another component of the plan is a service fee paid to MFD. MFD may subsequently pay all, or a portion, of the distribution and/or service fees to financial intermediaries.

32

Notes to Financial Statements (unaudited) – continued

Distribution Plan Fee Table:

	Distribution Fee Rate (d)	Service Fee Rate (d)	Total Distribution Plan (d)	Annual Effective Rate (e)	Distribution and Service Fee
Class A	—	0.25%	0.25%	0.25%	$959,985
Class B	0.75%	0.25%	1.00%	1.00%	123,316
Class C	0.75%	0.25%	1.00%	1.00%	281,358
Class W	0.10%	—	0.10%	0.10%	17,399
Class R1	0.75%	0.25%	1.00%	1.00%	504
Class R2	0.25%	0.25%	0.50%	0.50%	41,567
Class R3	—	0.25%	0.25%	0.25%	21,630
Total Distribution and Service Fees					$1,445,759

(d)	In accordance with the distribution plan for certain classes, the fund pays distribution and/or service fees equal to these annual percentage rates of each class’ average daily net assets. The distribution and service fee rates disclosed by class represent the current rates in effect at the end of the reporting period. Any rate changes, if applicable, are detailed below.
(e)	The annual effective rates represent actual fees incurred under the distribution plan for the six months ended November 30, 2009 based on each class’ average daily net assets.

Certain Class A shares purchased prior to September 1, 2008 are subject to a contingent deferred sales charge (CDSC) in the event of a shareholder redemption within 12 months of purchase. Certain Class A shares purchased on or subsequent to September 1, 2008 are subject to a CDSC in the event of a shareholder redemption within 24 months of purchase. Class C shares are subject to a CDSC in the event of a shareholder redemption within 12 months of purchase. Class B shares are subject to a CDSC in the event of a shareholder redemption within six years of purchase. All contingent deferred sales charges are paid to MFD and during the six months ended November 30, 2009, were as follows:

Amount
Class A	$—
Class B	14,079
Class C	4,946

Shareholder Servicing Agent – MFS Service Center, Inc. (MFSC), a wholly-owned subsidiary of MFS, receives a fee from the fund for its services as shareholder servicing agent calculated as a percentage of the average daily net assets of the fund as determined periodically under the supervision of the fund’s Board of Trustees. For the six months ended November 30, 2009, the fee was $201,173, which equated to 0.0235% annually of the fund’s average daily net assets. MFSC also receives payment from the fund for out-of-pocket expenses, sub-accounting and other shareholder servicing costs which may be paid to affiliated and unaffiliated service providers. For the six months ended November 30, 2009, these out-of-pocket expenses, sub-accounting and other shareholder servicing costs amounted to $374,734.

33

Notes to Financial Statements (unaudited) – continued

Under a Special Servicing Agreement among MFS, each MFS fund which invests in other MFS funds (“MFS fund-of-funds”) and certain underlying funds in which a MFS fund-of-funds invests (“underlying funds”), each underlying fund may pay a portion of each MFS fund-of-fund’s transfer agent-related expenses, including sub-accounting fees payable to financial intermediaries, to the extent such payments do not exceed the benefits realized or expected to be realized by the underlying fund from the investment in the underlying fund by the MFS fund-of-fund. For the six months ended November 30, 2009, these costs for the fund amounted to $594,341 and are reflected in the shareholder servicing costs on the Statement of Operations.

Administrator – MFS provides certain financial, legal, shareholder communications, compliance, and other administrative services to the fund. Under an administrative services agreement, the fund partially reimburses MFS the costs incurred to provide these services. The fund is charged an annual fixed amount of $17,500 plus a fee based on average daily net assets. The administrative services fee incurred for the six months ended November 30, 2009 was equivalent to an annual effective rate of 0.0172% of the fund’s average daily net assets.

Trustees’ and Officers’ Compensation – The fund pays compensation to independent Trustees in the form of a retainer, attendance fees, and additional compensation to Board and Committee chairpersons. The fund does not pay compensation directly to Trustees or officers of the fund who are also officers of the investment adviser, all of whom receive remuneration for their services to the fund from MFS. Certain officers and Trustees of the fund are officers or directors of MFS, MFD, and MFSC.

Prior to December 31, 2001, the fund had an unfunded defined benefit plan (“DB plan”) for independent Trustees. As of December 31, 2001, the Board took action to terminate the DB plan with respect to then-current and any future independent Trustees, such that the DB Plan covers only certain of those former independent Trustees who retired on or before December 31, 2001. The DB Plan resulted in a pension expense of $139 and is included in independent Trustees’ compensation for the six months ended November 30, 2009. The liability for deferred retirement benefits payable to certain independent Trustees under the DB plan amounted to $2,532 at November 30, 2009, and is included in payable for independent Trustees’ compensation on the Statement of Assets and Liabilities.

Other – This fund and certain other funds managed by MFS (the funds) have entered into services agreements (the Agreements) which provide for payment of fees by the funds to Tarantino LLC and Griffin Compliance LLC in return for the provision of services of an Independent Chief Compliance Officer (ICCO) and Assistant ICCO, respectively, for the funds. The ICCO and Assistant ICCO

34

Notes to Financial Statements (unaudited) – continued

are officers of the funds and the sole members of Tarantino LLC and Griffin Compliance LLC, respectively. The funds can terminate the Agreements with Tarantino LLC and Griffin Compliance LLC at any time under the terms of the Agreements. For the six months ended November 30, 2009, the aggregate fees paid by the fund to Tarantino LLC and Griffin Compliance LLC were $7,201 and are included in miscellaneous expense on the Statement of Operations. MFS has agreed to reimburse the fund for a portion of the payments made by the fund in the amount of $4,382, which is shown as a reduction of total expenses in the Statement of Operations. Additionally, MFS has agreed to bear all expenses associated with office space, other administrative support, and supplies provided to the ICCO and Assistant ICCO.

The fund may invest in a money market fund managed by MFS which seeks a high level of current income consistent with preservation of capital and liquidity. Income earned on this investment is included in dividends from underlying funds on the Statement of Operations. This money market fund does not pay a management fee to MFS.

(4)	Portfolio Securities

Purchases and sales of investments, other than U.S. Government securities, purchased option transactions, and short-term obligations, aggregated $845,939,913 and $262,383,902, respectively.

(5)	Shares of Beneficial Interest

The fund’s Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest. Transactions in fund shares were as follows:

	Six months ended 11/30/09		Year ended 5/31/09 (i)
	Shares	Amount	Shares	Amount
Shares sold
Class A	24,353,287	$528,468,854	23,122,265	$386,094,183
Class B	144,369	2,990,373	182,404	3,415,012
Class C	610,762	12,433,242	883,357	15,480,040
Class I	4,333,819	99,136,895	17,228,766	293,492,105
Class W	1,256,419	27,360,290	1,109,254	19,432,681
Class R1	—	—	4,441	100,000
Class R2	4,453,700	96,026,675	428,439	6,900,243
Class R3	1,199,046	26,081,605	353,621	6,086,214
Class R4	1,581,252	32,625,107	1,191,646	20,032,088
	37,932,654	$825,123,041	44,504,193	$751,032,566

35

Notes to Financial Statements (unaudited) – continued

	Six months ended 11/30/09		Year ended 5/31/09 (i)
	Shares	Amount	Shares	Amount
Shares issued to shareholders in reinvestment of distributions
Class A	—	$—	1,065,961	$20,093,366
Class B	—	—	127,969	2,317,523
Class C	—	—	179,896	3,166,164
Class I	—	—	2,071,201	40,429,851
Class W	—	—	21,198	399,578
Class R1	—	—	521	9,355
Class R2	—	—	521	9,355
Class R3	—	—	477	8,980
Class R4	—	—	477	8,980
	—	$—	3,468,221	$66,443,152
Shares reacquired
Class A	(5,084,569)	$(108,242,532)	(9,389,038)	$(178,923,166)
Class B	(210,969)	(4,352,888)	(851,597)	(16,565,378)
Class C	(277,177)	(5,567,317)	(1,044,333)	(19,402,666)
Class I	(2,467,960)	(53,969,088)	(10,242,213)	(208,946,354)
Class W	(122,663)	(2,692,707)	(125,393)	(2,174,071)
Class R2	(132,078)	(2,726,205)	(4,035)	(68,980)
Class R3	(113,748)	(2,501,415)	(26,624)	(446,958)
Class R4	(355,912)	(7,576,365)	(41,028)	(704,444)
	(8,765,076)	$(187,628,517)	(21,724,261)	$(427,232,017)
Net change
Class A	19,268,718	$420,226,322	14,799,188	$227,264,383
Class B	(66,600)	(1,362,515)	(541,224)	(10,832,843)
Class C	333,585	6,865,925	18,920	(756,462)
Class I	1,865,859	45,167,807	9,057,754	124,975,602
Class W	1,133,756	24,667,583	1,005,059	17,658,188
Class R1	—	—	4,962	109,355
Class R2	4,321,622	93,300,470	424,925	6,840,618
Class R3	1,085,298	23,580,190	327,474	5,648,236
Class R4	1,225,340	25,048,742	1,151,095	19,336,624
	29,167,578	$637,494,524	26,248,153	$390,243,701

(i)	For the period from the class’ inception, October 1, 2008 (Classes R1, R2, R3, and R4), through the stated period end.

The fund is one of several mutual funds in which the MFS funds-of-funds may invest. The MFS funds-of-funds do not invest in the underlying MFS funds for the purpose of exercising management or control. At the end of the period, the MFS International Diversification Fund, MFS Growth Allocation Fund, MFS Aggressive Growth Allocation Fund, MFS Moderate Allocation Fund, and MFS Conservative Allocation Fund were the owners of record of approximately

36

Notes to Financial Statements (unaudited) – continued

23%, 5%, 4%, 3%, and 1% respectively, of the value of outstanding voting shares of the fund. In addition, the MFS Lifetime Retirement Fund, MFS Lifetime 2010 Fund, MFS Lifetime 2020 Fund, MFS Lifetime 2030 Fund, and MFS Lifetime 2040 Fund were each the owners of record of less than 1% of the value of outstanding voting shares of the fund.

(6)	Line of Credit

The fund and certain other funds managed by MFS participate in a $1.1 billion unsecured committed line of credit, subject to a $1 billion sublimit, provided by a syndication of banks under a credit agreement. Borrowings may be made for temporary financing needs. Interest is charged to each fund, based on its borrowings, generally at a rate equal to the higher of the Federal Reserve funds rate or one month LIBOR plus an agreed upon spread. A commitment fee, based on the average daily, unused portion of the committed line of credit, is allocated among the participating funds at the end of each calendar quarter. In addition, the fund and other funds managed by MFS have established unsecured uncommitted borrowing arrangements with certain banks for temporary financing needs. Interest is charged to each fund, based on its borrowings, at a rate equal to the Federal Reserve funds rate plus an agreed upon spread. For the six months ended November 30, 2009, the fund’s commitment fee and interest expense were $10,615 and $0, respectively, and are included in miscellaneous expense on the Statement of Operations.

(7)	Transactions in Underlying Funds-Affiliated Issuers

An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the fund assumes the following to be affiliated issuers:

Underlying Funds	Beginning Shares/Par Amount	Acquisitions Shares/Par Amount	Dispositions Shares/Par Amount	Ending Shares/Par Amount
MFS Institutional Money Market Portfolio	39,560,595	586,585,585	(551,725,620)	74,420,560

Underlying Funds	Realized Gain (Loss)	Capital Gain Distributions	Dividend Income	Ending Value
MFS Institutional Money Market Portfolio	$—	$—	$62,587	$74,420,560

37

BOARD REVIEW OF INVESTMENT ADVISORY AGREEMENT

The Investment Company Act of 1940 requires that both the full Board of Trustees and a majority of the non-interested (“independent”) Trustees, voting separately, annually approve the continuation of the Fund’s investment advisory agreement with MFS. The Trustees consider matters bearing on the Fund and its advisory arrangements at their meetings throughout the year, including a review of performance data at each regular meeting. In addition, the independent Trustees met several times over the course of three months beginning in May and ending in July, 2009 (“contract review meetings”) for the specific purpose of considering whether to approve the continuation of the investment advisory agreement for the Fund and the other investment companies that the Board oversees (the “MFS Funds”). The independent Trustees were assisted in their evaluation of the Fund’s investment advisory agreement by independent legal counsel, from whom they received separate legal advice and with whom they met separately from MFS during various contract review meetings. The independent Trustees were also assisted in this process by the MFS Funds’ Independent Chief Compliance Officer, a full-time senior officer appointed by and reporting to the independent Trustees.

In connection with their deliberations regarding the continuation of the investment advisory agreement, the Trustees, including the independent Trustees, considered such information and factors as they believed, in light of the legal advice furnished to them and their own business judgment, to be relevant. The investment advisory agreement for the Fund was considered separately, although the Trustees also took into account the common interests of all MFS Funds in their review. As described below, the Trustees considered the nature, quality, and extent of the various investment advisory, administrative, and shareholder services performed by MFS under the existing investment advisory agreement and other arrangements with the Fund.

In connection with their contract review meetings, the Trustees received and relied upon materials that included, among other items: (i) information provided by Lipper Inc., an independent third party, on the investment performance of the Fund for various time periods ended December 31, 2008 and the investment performance of a group of funds with substantially similar investment classifications/objectives (the “Lipper performance universe”), (ii) information provided by Lipper Inc. on the Fund’s advisory fees and other expenses and the advisory fees and other expenses of comparable funds identified by Lipper Inc. (the “Lipper expense group”), (iii) information provided by MFS on the advisory fees of comparable portfolios of other clients of MFS, including institutional separate accounts and other clients, (iv) information as to whether and to what extent applicable expense waivers,

38

Board Review of Investment Advisory Agreement – continued

reimbursements or fee “breakpoints” are observed for the Fund, (v) information regarding MFS’ financial results and financial condition, including MFS’ and certain of its affiliates’ estimated profitability from services performed for the Fund and the MFS Funds as a whole, (vi) MFS’ views regarding the outlook for the mutual fund industry and the strategic business plans of MFS, (vii) descriptions of various functions performed by MFS for the Funds, such as compliance monitoring and portfolio trading practices, and (viii) information regarding the overall organization of MFS, including information about MFS’ senior management and other personnel providing investment advisory, administrative and other services to the Fund and the other MFS Funds. The comparative performance, fee and expense information prepared and provided by Lipper Inc. was not independently verified and the independent Trustees did not independently verify any information provided to them by MFS.

The Trustees’ conclusion as to the continuation of the investment advisory agreement was based on a comprehensive consideration of all information provided to the Trustees and not the result of any single factor. Some of the factors that figured particularly in the Trustees’ deliberations are described below, although individual Trustees may have evaluated the information presented differently from one another, giving different weights to various factors. It is also important to recognize that the fee arrangements for the Fund and other MFS Funds are the result of years of review and discussion between the independent Trustees and MFS, that certain aspects of such arrangements may receive greater scrutiny in some years than in others, and that the Trustees’ conclusions may be based, in part, on their consideration of these same arrangements during the course of the year and in prior years.

Based on information provided by Lipper Inc., the Trustees reviewed the Fund’s total return investment performance as well as the performance of peer groups of funds over various time periods. The Trustees placed particular emphasis on the total return performance of the Fund’s Class A shares in comparison to the performance of funds in its Lipper performance universe over the three-year period ended December 31, 2008, which the Trustees believed was a long enough period to reflect differing market conditions. The total return performance of the Fund’s Class A shares was in the 1st quintile relative to the other funds in the universe for this three-year period (the 1st quintile being the best performers and the 5th quintile being the worst performers). The total return performance of the Fund’s Class A shares was in the 1st quintile for each of the one and five-year periods ended December 31, 2008 relative to the Lipper performance universe. Because of the passage of time, these performance results are likely to differ from the performance results for more recent periods, including those shown elsewhere in this report.

39

Board Review of Investment Advisory Agreement – continued

In addition to considering the performance information provided in connection with the contract review meetings, the independent Trustees noted that, in light of the Fund’s substandard relative performance at the time of their contract review meetings in 2008, they had met at each of their regular meetings since then with MFS’ senior investment management personnel to discuss the Fund’s performance and MFS’ efforts to improve the Fund’s performance. The independent Trustees further noted that the Fund’s relative performance for the three-year period ended December 31, 2008 had improved in comparison to the prior year. Taking this information into account, the Trustees concluded, within the context of their overall conclusions regarding the investment advisory agreement, that they were satisfied with MFS’ responses and efforts relating to investment performance.

In assessing the reasonableness of the Fund’s advisory fee, the Trustees considered, among other information, the Fund’s advisory fee and the total expense ratio of the Fund’s Class A shares as a percentage of average daily net assets and the advisory fee and total expense ratios of peer groups of funds based on information provided by Lipper Inc. The Trustees considered that MFS currently observes an expense limitation for the Fund. The Trustees also considered that, according to the Lipper data (which takes into account any fee reductions or expense limitations that were in effect during the Fund’s last fiscal year), the Fund’s effective advisory fee rate and total expense ratio were each approximately at the Lipper expense group median.

The Trustees also considered the advisory fees charged by MFS to institutional accounts. In comparing these fees, the Trustees considered information provided by MFS as to the generally broader scope of services provided by MFS to the Fund in comparison to institutional accounts, the higher demands placed on MFS’ investment personnel and trading infrastructure as a result of the daily cash in-flows and out-flows of the Fund, and the impact on MFS and expenses associated with the more extensive regulatory regime to which the Fund is subject in comparison to institutional accounts.

The Trustees also considered whether the Fund is likely to benefit from any economies of scale in the management of the Fund in the event of growth in assets of the Fund. They noted that the Fund’s advisory fee rate schedule is currently subject to contractual breakpoints that reduce the Fund’s advisory fee rate on average daily net assets over $1 billion and $2 billion. The Trustees concluded that the existing breakpoints were sufficient to allow the Fund to benefit from economies of scale as its assets grow.

The Trustees also considered information prepared by MFS relating to MFS’ costs and profits with respect to the Fund, the MFS Funds considered as a group, and other investment companies and accounts advised by MFS, as well as MFS’ methodologies used to determine and allocate its costs to the

40

Board Review of Investment Advisory Agreement – continued

MFS Funds, the Fund and other accounts and products for purposes of estimating profitability.

After reviewing these and other factors described herein, the Trustees concluded, within the context of their overall conclusions regarding the investment advisory agreement, that the advisory fees charged to the Fund represent reasonable compensation in light of the services being provided by MFS to the Fund.

In addition, the Trustees considered MFS’ resources and related efforts to continue to retain, attract and motivate capable personnel to serve the Fund. The Trustees also considered current and developing conditions in the financial services industry, including the entry into the industry of large and well-capitalized companies which are spending, and appear to be prepared to continue to spend, substantial sums to engage personnel and to provide services to competing investment companies. In this regard, the Trustees also considered the financial resources of MFS and its ultimate parent, Sun Life Financial Inc. The Trustees also considered the advantages and possible disadvantages to the Fund of having an adviser that also serves other investment companies as well as other accounts.

The Trustees also considered the nature, quality, cost, and extent of administrative, transfer agency, and distribution services provided to the Fund by MFS and its affiliates under agreements and plans other than the investment advisory agreement, including any 12b-1 fees the Fund pays to MFS Fund Distributors, Inc., an affiliate of MFS. The Trustees also considered the nature, extent and quality of certain other services MFS performs or arranges for on the Fund’s behalf, which may include securities lending programs, directed expense payment programs, class action recovery programs, and MFS’ interaction with third-party service providers, principally custodians and sub-custodians. The Trustees concluded that the various non-advisory services provided by MFS and its affiliates on behalf of the Funds were satisfactory.

The Trustees also considered benefits to MFS from the use of the Fund’s portfolio brokerage commissions, if applicable, to pay for investment research and various other factors. Additionally, the Trustees considered so-called “fall-out benefits” to MFS such as reputational value derived from serving as investment manager to the Fund.

Based on their evaluation of factors that they deemed to be material, including those factors described above, the Board of Trustees, including a majority of the independent Trustees, concluded that the Fund’s investment advisory agreement with MFS should be continued for an additional one-year period, commencing August 1, 2009.

41

Board Review of Investment Advisory Agreement – continued

A discussion regarding the Board’s most recent review and renewal of the fund’s Investment Advisory Agreement with MFS is available by clicking on the fund’s name under “Mutual Funds” in the “Products and Performance” section of the MFS Web site (mfs.com).

42

PROXY VOTING POLICIES AND INFORMATION

A general description of the MFS funds’ proxy voting policies and procedures is available without charge, upon request, by calling
1-800-225-2606, by visiting the Proxy Voting section of mfs.com or by visiting the SEC’s Web site at http://www.sec.gov.

Information regarding how the fund voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30 is available without charge by visiting the Proxy Voting section of mfs.com or by visiting the SEC’s Web site at http://www.sec.gov.

QUARTERLY PORTFOLIO DISCLOSURE

The fund will file a complete schedule of portfolio holdings with the Securities and Exchange Commission (the Commission) for the first and third quarters of each fiscal year on Form N-Q. The fund’s Form N-Q may be reviewed and copied at the:

Public Reference Room

Securities and Exchange Commission

100 F Street, NE, Room 1580

Washington, D.C. 20549

Information on the operation of the Public Reference Room may be obtained by calling the Commission at 1-800-SEC-0330. The fund’s Form N-Q is available on the EDGAR database on the Commission’s Internet Web site at http://www.sec.gov, and copies of this information may be obtained, upon payment of a duplicating fee, by electronic request at the following e-mail address: publicinfo@sec.gov or by writing the Public Reference Section at the above address.

A shareholder can also obtain the quarterly portfolio holdings report at mfs.com.

FURTHER INFORMATION

From time to time, MFS may post important information about the fund or the MFS funds on the MFS web site (mfs.com). This information is available by visiting the “News & Commentary” section of mfs.com or by clicking on the fund’s name under “Mutual Funds” in the “Products and Performance” section of mfs.com.

43

CONTACT US

Web site

mfs.com

MFS TALK

1-800-637-8255

24 hours a day

Account service and literature

Shareholders

1-800-225-2606

Investment professionals

1-800-343-2829

Retirement plan services

1-800-637-1255

Mailing address

MFS Service Center, Inc.

P.O. Box 55824

Boston, MA 02205-5824

Overnight mail

MFS Service Center, Inc.

c/o Boston Financial Data Services

30 Dan Road

Canton, MA 02021-2809

Save paper with eDelivery. MFS® will send you prospectuses, reports, and proxies directly via e-mail so you will get information faster with less mailbox clutter. To sign up: 1. go to mfs.com. 2. log in via MFS® Access. 3. select eDelivery. If you own your MFS fund shares through a financial institution or a retirement plan, MFS® TALK, MFS Access, and eDelivery may not be available to you.

MFS
INVESTMENT MANAGEMENT

SSW
NNE

11/30/09 Semiannual report

AAF-SEM 11/09

MFS® Conservative Allocation Fund

MFS® Moderate Allocation Fund

MFS® Growth Allocation Fund

MFS® Aggressive Growth Allocation Fund

CONTACT INFORMATION	BACK COVER

The report is prepared for the general information of shareholders. It is authorized for distribution to prospective investors only when preceded or accompanied by a current prospectus.

NOT FDIC INSURED • MAY LOSE VALUE •

NO BANK GUARANTEE

LETTER FROM THE CEO

Dear Shareholders:

There remains some question as to when the global economy will achieve a sustainable recovery. While some economists and market watchers are optimistic that the worst is behind us, a number also agree with U.S. Federal Reserve Board Chairman Ben Bernanke who said in September that “even though from a technical perspective the recession is very likely over at this point, it’s still going to feel like a very weak economy for some time.”

Have we in fact turned the corner? We have seen tremendous rallies in the markets over the past six months. The Fed has cut interest rates aggressively toward zero to support credit markets, global deleveraging has helped diminish inflationary concerns, and stimulus measures have put more money in the hands of the government and individuals to keep the economy moving. Still, unemployment remains high, consumer confidence and spending continue to waiver, and the housing market, while improving, has a long way to go to recover.

Regardless of lingering market uncertainties, MFS® is confident that the fundamental principles of long-term investing will always apply. We encourage investors to speak with their advisors to identify and research long-term investment opportunities thoroughly. Global research continues to be one of the hallmarks of MFS, along with a unique collaboration between our portfolio managers and sector analysts, who regularly discuss potential investments before making both buy and sell decisions.

As we continue to dig out from the worst financial crisis in decades, keep in mind that while the road back to sustainable recovery will be slow, gradual, and even bumpy at times, conditions are significantly better than they were six months ago.

Respectfully,

Robert J. Manning

Chief Executive Officer and Chief Investment Officer

MFS Investment Management®

January 15, 2010

The opinions expressed in this letter are subject to change, may not be relied upon for investment advice, and no forecasts can be guaranteed.

PORTFOLIO COMPOSITION

MFS® Conservative Allocation Fund

Portfolio target allocation

Portfolio actual allocation

Portfolio holdings
MFS Research Bond Fund	20.0%
MFS Inflation-Adjusted Bond Fund	10.0%
MFS Government Securities Fund	10.0%
MFS Limited Maturity Fund	10.0%
MFS Research Fund	7.0%
MFS Core Growth Fund	6.0%
MFS Value Fund	6.0%
MFS High Income Fund	5.0%
MFS Emerging Markets Debt Fund	5.0%
MFS Mid Cap Value Fund	4.0%
MFS Mid Cap Growth Fund	4.0%
MFS Research International Fund	4.0%
MFS International Growth Fund	2.0%
MFS New Discovery Fund	2.0%
MFS International Value Fund	2.0%
MFS Diversified Target Return Fund	2.0%
MFS Global Real Estate Fund	1.0%
Cash & Other Net Assets (o)	0.0%

MFS® Moderate Allocation Fund

Portfolio target allocation

Portfolio actual allocation

Portfolio holdings
MFS Research Bond Fund	15.0%
MFS Government Securities Fund	10.0%
MFS Core Growth Fund	9.1%
MFS Value Fund	9.0%
MFS Research Fund	9.0%
MFS Mid Cap Value Fund	7.0%
MFS Mid Cap Growth Fund	7.0%
MFS Research International Fund	6.0%
MFS Inflation-Adjusted Bond Fund	5.1%
MFS High Income Fund	5.0%
MFS Emerging Markets Debt Fund	5.0%
MFS International Growth Fund	3.0%
MFS International Value Fund	2.9%
MFS New Discovery Fund	2.9%
MFS Global Real Estate Fund	2.0%
MFS International New Discovery Fund	1.0%
MFS Diversified Target Return Fund	1.0%
Cash & Other Net Assets (o)	0.0%

MFS® Growth Allocation Fund

Portfolio target allocation

Portfolio actual allocation

Portfolio holdings
MFS Value Fund	12.1%
MFS Core Growth Fund	12.0%
MFS Research Fund	9.1%
MFS Mid Cap Value Fund	9.1%
MFS Mid Cap Growth Fund	9.0%
MFS Research International Fund	8.0%
MFS International Growth Fund	5.0%
MFS High Income Fund	5.0%
MFS International Value Fund	5.0%
MFS Emerging Markets Debt Fund	4.9%
MFS Research Bond Fund	4.9%
MFS Inflation-Adjusted Bond Fund	4.8%
MFS New Discovery Fund	4.0%
MFS Global Real Estate Fund	3.1%
MFS International New Discovery Fund	2.0%
MFS Emerging Markets Equity Fund	1.0%
MFS Diversified Target Return Fund	1.0%
Cash & Other Net Assets (o)	(0.0)%

(o)	Less than 0.1%.

From	time to time “Cash & Other Net Assets” may be negative due to timing of cash receipts and/or equivalent exposure from any derivative holdings.

Percentages are based on net assets as of 11/30/09.

The portfolio is actively managed and current holdings may be different.

Portfolio Composition – continued

MFS® Aggressive Growth Allocation Fund

Portfolio target allocation

Portfolio actual allocation

Portfolio holdings
MFS Value Fund	14.1%
MFS Core Growth Fund	14.1%
MFS Mid Cap Value Fund	11.0%
MFS Mid Cap Growth Fund	11.0%
MFS Research Fund	10.0%
MFS International Growth Fund	8.0%
MFS Research International Fund	8.0%
MFS International Value Fund	7.9%
MFS Global Real Estate Fund	5.0%
MFS New Discovery Fund	4.9%
MFS International New Discovery Fund	4.0%
MFS Emerging Markets Equity Fund	2.0%
Cash & Other Net Assets (o)	(0.0)%

(o) Less than 0.1%.

From time to time “Cash & Other Net Assets” may be negative due to timing of cash receipts and/or equivalent exposure from any derivative holdings.

Percentages are based on net assets as of 11/30/09.

The portfolio is actively managed and current holdings may be different.

MARKET ENVIRONMENT

After having suffered through one of the largest and most concentrated downturns since the 1930s, most asset markets staged a remarkable rebound during 2009. This recovery in global activity, which covers this reporting period, has been led importantly by emerging Asian economies, but broadening to include most of the global economy to varying degrees. Primary drivers of the recovery included an unwinding of the inventory destocking that took place earlier, as well as massive fiscal and monetary stimulus.

During the worst of the credit crisis, policy makers globally loosened monetary and fiscal policy on a massive scale. By the beginning of the reporting period, several central banks had approached their lower bound on policy rates and were examining the implementation and ramifications of quantitative easing as a means to further loosen monetary policy to offset the continuing fall in global economic activity. However, by the end of the period, there were ever-broadening signs that the global macroeconomic deterioration had passed, which caused the subsequent rise in asset valuations. As most asset prices rebounded in the second half of the period and the demand for liquidity waned, the debate concerning the existence of asset bubbles and the need for monetary exit strategies had begun, creating added uncertainty regarding the forward path of policy rates.

EXPENSE TABLES

Fund expenses borne by the shareholders during the period, June 1, 2009 through November 30, 2009

As a shareholder of the funds, you incur two types of costs: (1) transaction costs, including sales charges (loads) on certain purchase or redemption payments, and (2) ongoing costs, including distribution and service (12b-1) fees; and other fund expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the funds and to compare these costs with the ongoing costs of investing in other mutual funds.

In addition to the fees and expenses which each fund bears directly, each fund indirectly bears a pro rata share of the fees and expenses of the underlying funds in which each fund invests. Because the underlying funds have varied expenses and fee levels and each fund may own different proportions of the underlying funds at different times, the amount of fees and expenses incurred indirectly by each fund will vary. If these transactional and indirect costs were included, your costs would have been higher.

These examples are based on an investment of $1,000 invested at the beginning of the period and held for the entire period June 1, 2009 through November 30, 2009.

Actual expenses

The first line for each share class in the following tables provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical example for comparison purposes

The second line for each share class in the following tables provides information about hypothetical account values and hypothetical expenses based on each fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not each fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in each fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the tables are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads). Therefore, the second line for each share class in the tables is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Expense Tables – continued

MFS® CONSERVATIVE ALLOCATION FUND

Share Class		Annualized Expense Ratio	Beginning Account Value 6/01/09	Ending Account Value 11/30/09	Expenses Paid During Period (p) 6/01/09-11/30/09
A	Actual	0.31%	$1,000.00	$1,136.15	$1.66
	Hypothetical (h)	0.31%	$1,000.00	$1,023.51	$1.57
B	Actual	1.06%	$1,000.00	$1,132.37	$5.67
	Hypothetical (h)	1.06%	$1,000.00	$1,019.75	$5.37
C	Actual	1.06%	$1,000.00	$1,132.88	$5.67
	Hypothetical (h)	1.06%	$1,000.00	$1,019.75	$5.37
I	Actual	0.06%	$1,000.00	$1,138.10	$0.32
	Hypothetical (h)	0.06%	$1,000.00	$1,024.77	$0.30
R1	Actual	1.06%	$1,000.00	$1,133.27	$5.67
	Hypothetical (h)	1.06%	$1,000.00	$1,019.75	$5.37
R2	Actual	0.56%	$1,000.00	$1,135.29	$3.00
	Hypothetical (h)	0.56%	$1,000.00	$1,022.26	$2.84
R3	Actual	0.31%	$1,000.00	$1,137.07	$1.66
	Hypothetical (h)	0.31%	$1,000.00	$1,023.51	$1.57
R4	Actual	0.06%	$1,000.00	$1,139.16	$0.32
	Hypothetical (h)	0.06%	$1,000.00	$1,024.77	$0.30
529A	Actual	0.41%	$1,000.00	$1,136.80	$2.20
	Hypothetical (h)	0.41%	$1,000.00	$1,023.01	$2.08
529B	Actual	1.16%	$1,000.00	$1,131.97	$6.20
	Hypothetical (h)	1.16%	$1,000.00	$1,019.25	$5.87
529C	Actual	1.16%	$1,000.00	$1,131.97	$6.20
	Hypothetical (h)	1.16%	$1,000.00	$1,019.25	$5.87

(h)	5% class return per year before expenses.

(p)	Expenses paid is equal to each class’ annualized expense ratio, as shown above, multiplied by the average account value over the period, multiplied by the number of days in the period, divided by the number of days in the year. Expenses paid do not include any applicable sales charges (loads). If these transaction costs had been included, your costs would have been higher. In addition to the fees and expenses which the funds bear directly, the funds indirectly bear a pro rata share of the fees and expenses of the underlying funds in which the funds invest. If these indirect costs were included, your costs would have been higher.

Expense Tables – continued

MFS® MODERATE ALLOCATION FUND

Share Class		Annualized Expense Ratio	Beginning Account Value 6/01/09	Ending Account Value 11/30/09	Expenses Paid During Period (p) 6/01/09-11/30/09
A	Actual	0.30%	$1,000.00	$1,163.15	$1.63
	Hypothetical (h)	0.30%	$1,000.00	$1,023.56	$1.52
B	Actual	1.05%	$1,000.00	$1,158.92	$5.68
	Hypothetical (h)	1.05%	$1,000.00	$1,019.80	$5.32
C	Actual	1.05%	$1,000.00	$1,158.25	$5.68
	Hypothetical (h)	1.05%	$1,000.00	$1,019.80	$5.32
I	Actual	0.05%	$1,000.00	$1,164.45	$0.27
	Hypothetical (h)	0.05%	$1,000.00	$1,024.82	$0.25
R1	Actual	1.05%	$1,000.00	$1,158.10	$5.68
	Hypothetical (h)	1.05%	$1,000.00	$1,019.80	$5.32
R2	Actual	0.55%	$1,000.00	$1,160.98	$2.98
	Hypothetical (h)	0.55%	$1,000.00	$1,022.31	$2.79
R3	Actual	0.30%	$1,000.00	$1,163.13	$1.63
	Hypothetical (h)	0.30%	$1,000.00	$1,023.56	$1.52
R4	Actual	0.05%	$1,000.00	$1,164.27	$0.27
	Hypothetical (h)	0.05%	$1,000.00	$1,024.82	$0.25
529A	Actual	0.40%	$1,000.00	$1,161.85	$2.17
	Hypothetical (h)	0.40%	$1,000.00	$1,023.06	$2.03
529B	Actual	1.15%	$1,000.00	$1,158.20	$6.22
	Hypothetical (h)	1.15%	$1,000.00	$1,019.30	$5.82
529C	Actual	1.15%	$1,000.00	$1,157.23	$6.22
	Hypothetical (h)	1.15%	$1,000.00	$1,019.30	$5.82

(h)	5% class return per year before expenses.

(p)	Expenses paid is equal to each class’ annualized expense ratio, as shown above, multiplied by the average account value over the period, multiplied by the number of days in the period, divided by the number of days in the year. Expenses paid do not include any applicable sales charges (loads). If these transaction costs had been included, your costs would have been higher. In addition to the fees and expenses which the funds bear directly, the funds indirectly bear a pro rata share of the fees and expenses of the underlying funds in which the funds invest. If these indirect costs were included, your costs would have been higher.

Expense Tables – continued

MFS® GROWTH ALLOCATION FUND

Share Class		Annualized Expense Ratio	Beginning Account Value 6/01/09	Ending Account Value 11/30/09	Expenses Paid During Period (p) 6/01/09-11/30/09
A	Actual	0.30%	$1,000.00	$1,186.71	$1.64
	Hypothetical (h)	0.30%	$1,000.00	$1,023.56	$1.52
B	Actual	1.05%	$1,000.00	$1,182.00	$5.74
	Hypothetical (h)	1.05%	$1,000.00	$1,019.80	$5.32
C	Actual	1.05%	$1,000.00	$1,182.36	$5.74
	Hypothetical (h)	1.05%	$1,000.00	$1,019.80	$5.32
I	Actual	0.05%	$1,000.00	$1,188.53	$0.27
	Hypothetical (h)	0.05%	$1,000.00	$1,024.82	$0.25
R1	Actual	1.05%	$1,000.00	$1,183.01	$5.75
	Hypothetical (h)	1.05%	$1,000.00	$1,019.80	$5.32
R2	Actual	0.55%	$1,000.00	$1,185.26	$3.01
	Hypothetical (h)	0.55%	$1,000.00	$1,022.31	$2.79
R3	Actual	0.30%	$1,000.00	$1,187.01	$1.64
	Hypothetical (h)	0.30%	$1,000.00	$1,023.56	$1.52
R4	Actual	0.05%	$1,000.00	$1,187.87	$0.27
	Hypothetical (h)	0.05%	$1,000.00	$1,024.82	$0.25
529A	Actual	0.40%	$1,000.00	$1,185.84	$2.19
	Hypothetical (h)	0.40%	$1,000.00	$1,023.06	$2.03
529B	Actual	1.15%	$1,000.00	$1,181.64	$6.29
	Hypothetical (h)	1.15%	$1,000.00	$1,019.30	$5.82
529C	Actual	1.15%	$1,000.00	$1,182.00	$6.29
	Hypothetical (h)	1.15%	$1,000.00	$1,019.30	$5.82

(h)	5% class return per year before expenses.

(p)	Expenses paid is equal to each class’ annualized expense ratio, as shown above, multiplied by the average account value over the period, multiplied by the number of days in the period, divided by the number of days in the year. Expenses paid do not include any applicable sales charges (loads). If these transaction costs had been included, your costs would have been higher. In addition to the fees and expenses which the funds bear directly, the funds indirectly bear a pro rata share of the fees and expenses of the underlying funds in which the funds invest. If these indirect costs were included, your costs would have been higher.

Expense Tables – continued

MFS® AGGRESSIVE GROWTH ALLOCATION FUND

Share Class		Annualized Expense Ratio	Beginning Account Value 6/01/09	Ending Account Value 11/30/09	Expenses Paid During Period (p) 6/01/09-11/30/09
A	Actual	0.33%	$1,000.00	$1,202.20	$1.82
	Hypothetical (h)	0.33%	$1,000.00	$1,023.41	$1.67
B	Actual	1.08%	$1,000.00	$1,197.36	$5.95
	Hypothetical (h)	1.08%	$1,000.00	$1,019.65	$5.47
C	Actual	1.08%	$1,000.00	$1,197.76	$5.95
	Hypothetical (h)	1.08%	$1,000.00	$1,019.65	$5.47
I	Actual	0.08%	$1,000.00	$1,203.56	$0.44
	Hypothetical (h)	0.08%	$1,000.00	$1,024.67	$0.41
R1	Actual	1.08%	$1,000.00	$1,197.93	$5.95
	Hypothetical (h)	1.08%	$1,000.00	$1,019.65	$5.47
R2	Actual	0.58%	$1,000.00	$1,200.61	$3.20
	Hypothetical (h)	0.58%	$1,000.00	$1,022.16	$2.94
R3	Actual	0.33%	$1,000.00	$1,201.21	$1.82
	Hypothetical (h)	0.33%	$1,000.00	$1,023.41	$1.67
R4	Actual	0.08%	$1,000.00	$1,204.00	$0.44
	Hypothetical (h)	0.08%	$1,000.00	$1,024.67	$0.41
529A	Actual	0.43%	$1,000.00	$1,202.21	$2.37
	Hypothetical (h)	0.43%	$1,000.00	$1,022.91	$2.18
529B	Actual	1.18%	$1,000.00	$1,196.30	$6.50
	Hypothetical (h)	1.18%	$1,000.00	$1,019.15	$5.97
529C	Actual	1.18%	$1,000.00	$1,196.70	$6.50
	Hypothetical (h)	1.18%	$1,000.00	$1,019.15	$5.97

(h)	5% class return per year before expenses.

(p)	Expenses paid is equal to each class’ annualized expense ratio, as shown above, multiplied by the average account value over the period, multiplied by the number of days in the period, divided by the number of days in the year. Expenses paid do not include any applicable sales charges (loads). If these transaction costs had been included, your costs would have been higher. In addition to the fees and expenses which the funds bear directly, the funds indirectly bear a pro rata share of the fees and expenses of the underlying funds in which the funds invest. If these indirect costs were included, your costs would have been higher.

PORTFOLIO OF INVESTMENTS

11/30/09 (unaudited)

The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.

MFS® CONSERVATIVE ALLOCATION FUND

Mutual Funds - 100.0%
Issuer	Shares/Par	Value ($)
MFS Core Growth Fund - Class I	3,121,339	$49,254,730
MFS Diversified Target Return Fund - Class I (a)	1,834,728	16,237,340
MFS Emerging Markets Debt Fund - Class I	2,901,949	40,685,321
MFS Global Real Estate Fund - Class I (a)	436,076	8,259,285
MFS Government Securities Fund - Class I	8,024,123	82,006,534
MFS High Income Fund - Class I	12,979,414	41,014,950
MFS Inflation-Adjusted Bond Fund - Class I	7,965,092	82,199,746
MFS International Growth Fund - Class I	713,987	16,386,004
MFS International Value Fund - Class I	687,470	16,244,916
MFS Limited Maturity Fund - Class I	13,232,464	81,908,954
MFS Mid Cap Growth Fund - Class I (a)	4,695,972	32,683,965
MFS Mid Cap Value Fund - Class I	3,221,788	32,765,581
MFS New Discovery Fund - Class I (a)	897,792	16,276,966
MFS Research Bond Fund - Class I	16,228,528	163,908,136
MFS Research Fund - Class I	2,624,339	57,368,048
MFS Research International Fund - Class I	2,260,784	32,645,720
MFS Value Fund - Class I	2,388,651	49,134,552
Total Mutual Funds (Identified Cost, $701,432,131)		$818,980,748

Short-Term Obligations (y) - 0.1%
Societe Generale North America, Inc., 0.16%, due 12/01/09, at Amortized Cost and Value	$883,000	$883,000
Total Investments (Identified Cost, $702,315,131)		$819,863,748

Other Assets, Less Liabilities - (0.1)%		(696,968)
Net Assets - 100.0%		$819,166,780

See Portfolio Footnotes and Notes to Financial Statements

Portfolio of Investments (unaudited) – continued

MFS® MODERATE ALLOCATION FUND

Mutual Funds - 100.0%
Issuer	Shares/Par	Value ($)
MFS Core Growth Fund - Class I	10,768,300	$169,923,778
MFS Diversified Target Return Fund - Class I (a)	2,100,149	18,586,318
MFS Emerging Markets Debt Fund - Class I	6,666,083	93,458,488
MFS Global Real Estate Fund - Class I (a)	1,991,644	37,721,731
MFS Government Securities Fund - Class I	18,395,010	187,997,001
MFS High Income Fund - Class I	29,811,940	94,205,729
MFS Inflation-Adjusted Bond Fund - Class I	9,204,868	94,994,238
MFS International Growth Fund - Class I	2,458,775	56,428,881
MFS International New Discovery Fund - Class I	1,019,225	18,865,859
MFS International Value Fund - Class I	2,349,613	55,521,367
MFS Mid Cap Growth Fund - Class I (a)	18,805,924	130,889,233
MFS Mid Cap Value Fund - Class I	12,884,750	131,037,905
MFS New Discovery Fund - Class I (a)	3,046,480	55,232,688
MFS Research Bond Fund - Class I	27,937,974	282,173,535
MFS Research Fund - Class I	7,747,712	169,364,983
MFS Research International Fund - Class I	7,756,005	111,996,717
MFS Value Fund - Class I	8,237,441	169,444,167
Total Mutual Funds (Identified Cost, $1,588,918,541)		$1,877,842,618

Short-Term Obligations (y) - 0.0%
Societe Generale North America, Inc., 0.16%, due 12/01/09, at Amortized Cost and Value	$120,000	$120,000
Total Investments (Identified Cost, $1,589,038,541)		$1,877,962,618

Other Assets, Less Liabilities - 0.0%		637,062
Net Assets - 100.0%		$1,878,599,680

MFS® GROWTH ALLOCATION FUND

Mutual Funds - 100.0%
Issuer	Shares/Par	Value ($)
MFS Core Growth Fund - Class I	15,833,392	$249,850,924
MFS Diversified Target Return Fund - Class I (a)	2,281,428	20,190,638
MFS Emerging Markets Debt Fund - Class I	7,286,631	102,158,565
MFS Emerging Markets Equity Fund - Class I	747,438	21,062,794
MFS Global Real Estate Fund - Class I (a)	3,345,044	63,355,126
MFS High Income Fund - Class I	32,998,999	104,276,836
MFS Inflation-Adjusted Bond Fund - Class I	9,579,192	98,857,261
MFS International Growth Fund - Class I	4,558,411	104,615,530
MFS International New Discovery Fund - Class I	2,274,809	42,106,720
MFS International Value Fund - Class I	4,351,001	102,814,143
MFS Mid Cap Growth Fund - Class I (a)	26,913,602	187,318,673
MFS Mid Cap Value Fund - Class I	18,541,270	188,564,716
MFS New Discovery Fund - Class I (a)	4,569,947	82,853,139
MFS Research Bond Fund - Class I	10,008,184	101,082,656
MFS Research Fund - Class I	8,628,104	188,610,351
MFS Research International Fund - Class I	11,522,914	166,390,877
MFS Value Fund - Class I	12,191,132	250,771,594
Total Mutual Funds (Identified Cost, $1,798,251,593)		$2,074,880,543

Other Assets, Less Liabilities - (0.0)%		(31,557)
Net Assets - 100.0%		$2,074,848,986

See Portfolio Footnotes and Notes to Financial Statements

Portfolio of Investments (unaudited) – continued

MFS® AGGRESSIVE GROWTH ALLOCATION FUND

Mutual Funds - 100.0%
Issuer	Shares/Par	Value ($)
MFS Core Growth Fund - Class I	8,168,358	$128,896,694
MFS Emerging Markets Equity Fund - Class I	644,238	18,154,636
MFS Global Real Estate Fund - Class I (a)	2,424,934	45,928,252
MFS International Growth Fund - Class I	3,181,745	73,021,045
MFS International New Discovery Fund - Class I	1,978,891	36,629,268
MFS International Value Fund - Class I	3,075,118	72,665,037
MFS Mid Cap Growth Fund - Class I (a)	14,425,819	100,403,703
MFS Mid Cap Value Fund - Class I	9,929,951	100,987,601
MFS New Discovery Fund - Class I (a)	2,488,424	45,115,126
MFS Research Fund - Class I	4,207,800	91,982,515
MFS Research International Fund - Class I	5,039,902	72,776,185
MFS Value Fund - Class I	6,270,600	128,986,248
Total Mutual Funds (Identified Cost, $800,119,282)		$915,546,310

Other Assets, Less Liabilities - (0.0)%		(425,625)
Net Assets - 100.0%		$915,120,685

Portfolio Footnotes:

(a)	Non-income producing security.
(y)	The rate shown represents an annualized yield at time of purchase.

See Notes to Financial Statements

Financial Statements

STATEMENTS OF ASSETS AND LIABILITIES

At 11/30/09 (unaudited)

These statements represent each fund’s balance sheet, which details the assets and liabilities comprising the total value of each fund.

	MFS Conservative Allocation Fund	MFS Moderate Allocation Fund	MFS Growth Allocation Fund	MFS Aggressive Growth Allocation Fund
Assets
Investments –
Underlying funds, at value (Identified cost, $701,432,131, $1,588,918,541, $1,798,251,593, and $800,119,282, respectively)	$818,980,748	$1,877,842,618	$2,074,880,543	$915,546,310
Short-Term obligations, at amortized cost and value	883,000	120,000	—	—
Total investments, at value (identified cost, $702,315,131, $1,589,038,541, $1,798,251,593, and $800,119,282, respectively)	$819,863,748	$1,877,962,618	$2,074,880,543	$915,546,310
Cash	7	248	—	—
Receivables for
Investments sold	556,164	2,786,149	2,156,827	1,432,145
Fund shares sold	2,229,511	2,534,739	2,414,971	744,336
Other assets	161	387	603	157
Total assets	$822,649,591	$1,883,284,141	$2,079,452,944	$917,722,948

Liabilities
Payable to custodian	$—	$—	$400,860	$76,791
Payables for
Investments purchased	1,799,816	321,134	176,157	—
Fund shares reacquired	1,581,231	4,107,221	3,732,579	2,344,777
Payable to affiliates
Shareholder servicing costs	2,629	15,733	25,008	21,588
Distribution and service fees	49,921	118,324	131,856	52,067
Administrative services fee	192	192	192	192
Program manager fee	685	909	1,224	639
Payable for independent Trustees’ compensation	452	1,234	978	335
Accrued expenses and other liabilities	47,885	119,714	135,104	105,874
Total liabilities	$3,482,811	$4,684,461	$4,603,958	$2,602,263
Net assets	$819,166,780	$1,878,599,680	$2,074,848,986	$915,120,685

Net assets consist of
Paid-in capital	$760,672,105	$1,807,036,474	$2,135,363,677	$982,915,220
Unrealized appreciation (depreciation) on investments	117,548,617	288,924,077	276,628,950	115,427,028
Accumulated net realized gain (loss) on investments	(76,737,234)	(253,900,511)	(365,675,838)	(185,830,197)
Undistributed net investment income	17,683,292	36,539,640	28,532,197	2,608,634
Net assets	$819,166,780	$1,878,599,680	$2,074,848,986	$915,120,685

Statements of Assets and Liabilities (unaudited) – continued

	MFS Conservative Allocation Fund	MFS Moderate Allocation Fund	MFS Growth Allocation Fund	MFS Aggressive Growth Allocation Fund
Net assets
Class A	$329,335,431	$729,368,419	$846,655,237	$353,572,350
Class B	120,228,911	349,769,005	399,539,869	139,835,086
Class C	158,231,791	358,033,859	376,056,841	133,164,001
Class I	20,149,750	12,283,855	21,382,308	22,440,264
Class R1	15,110,368	33,508,864	36,764,600	21,417,730
Class R2	61,621,874	141,207,928	149,088,730	80,503,432
Class R3	31,115,504	99,604,775	86,847,454	51,352,373
Class R4	21,198,095	72,457,020	47,957,753	55,192,752
Class 529A	30,734,873	40,980,546	54,321,264	33,286,450
Class 529B	12,513,967	22,120,019	31,868,554	13,048,476
Class 529C	18,926,216	19,265,390	24,366,376	11,307,771
Total net assets	$819,166,780	$1,878,599,680	$2,074,848,986	$915,120,685

Shares of beneficial interest outstanding
Class A	27,781,287	60,203,476	69,758,119	29,432,856
Class B	10,254,428	29,254,709	33,423,088	11,881,506
Class C	13,545,136	30,018,863	31,522,740	11,330,675
Class I	1,686,302	1,002,538	1,748,997	1,842,601
Class R1	1,316,718	2,859,138	3,142,907	1,852,812
Class R2	5,321,323	11,865,810	12,530,555	6,830,466
Class R3	2,640,780	8,269,156	7,203,411	4,299,269
Class R4	1,786,550	5,979,489	3,950,023	4,584,189
Class 529A	2,605,292	3,396,810	4,503,650	2,786,030
Class 529B	1,080,705	1,864,815	2,691,825	1,120,839
Class 529C	1,634,204	1,625,738	2,061,693	973,029
Total shares of beneficial interest outstanding	69,652,725	156,340,542	172,537,008	76,934,272

Class A shares
Net asset value per share (net assets/shares of beneficial interest outstanding)	$11.85	$12.12	$12.14	$12.01
Offering price per share (100 / 94.25 × net asset value per share)	$12.57	$12.86	$12.88	$12.74

Class B shares
Net asset value and offering price per share (net assets/shares of beneficial interest outstanding)	$11.72	$11.96	$11.95	$11.77

Class C shares
Net asset value and offering price per share (net assets/shares of beneficial interest outstanding)	$11.68	$11.93	$11.93	$11.75

Class I shares
Net asset value, offering price, and redemption price per share (net assets/shares of beneficial interest outstanding)	$11.95	$12.25	$12.23	$12.18

Class R1 shares
Net asset value, offering price, and redemption price per share (net assets/shares of beneficial interest outstanding)	$11.48	$11.72	$11.70	$11.56

Class R2 shares
Net asset value, offering price, and redemption price per share (net assets/shares of beneficial interest outstanding)	$11.58	$11.90	$11.90	$11.79

Statements of Assets and Liabilities (unaudited) – continued

	MFS Conservative Allocation Fund	MFS Moderate Allocation Fund	MFS Growth Allocation Fund	MFS Aggressive Growth Allocation Fund
Class R3 shares
Net asset value, offering price, and redemption price per share (net assets/shares of beneficial interest outstanding)	$11.78	$12.05	$12.06	$11.94

Class R4 shares
Net asset value, offering price, and redemption price per share (net assets/shares of beneficial interest outstanding)	$11.87	$12.12	$12.14	$12.04

Class 529A shares
Net asset value and redemption price per share (net assets/shares of beneficial interest outstanding)	$11.80	$12.06	$12.06	$11.95
Offering price per share (100 / 94.25 × net asset value per share)	$12.52	$12.80	$12.80	$12.68

Class 529B shares
Net asset value and offering price per share (net assets/shares of beneficial interest outstanding)	$11.58	$11.86	$11.84	$11.64

Class 529C shares
Net asset value and offering price per share (net assets/shares of beneficial interest outstanding)	$11.58	$11.85	$11.82	$11.62

On sales of $50,000 or more, the maximum offering prices of Class A and Class 529A shares are reduced. A contingent deferred sales charge may be imposed on redemptions of Class A, Class B, Class C, Class 529B, and Class 529C shares.

See Notes to Financial Statements

Financial Statements

STATEMENTS OF OPERATIONS

Six months ended 11/30/09 (unaudited)

These statements describe how much each fund earned in investment income and accrued in expenses. They also describe any gains or losses generated by each fund’s operations.

	MFS Conservative Allocation Fund	MFS Moderate Allocation Fund	MFS Growth Allocation Fund	MFS Aggressive Growth Allocation Fund
Net investment income (loss)
Dividends from underlying funds	$11,286,908	$19,737,815	$13,175,296	$1,082,372
Interest	$904	$1,301	$919	$537
Total investment income	$11,287,812	$19,739,116	$13,176,215	$1,082,909
Expenses
Distribution and service fees	2,091,431	5,047,644	5,610,793	2,223,723
Program manager fees	28,771	37,799	50,205	27,481
Shareholder servicing costs	18,346	60,111	94,937	78,960
Administrative services fee	8,775	8,775	8,775	8,775
Independent Trustees’ compensation	12,825	27,490	27,981	13,209
Custodian fee	51,383	72,881	72,938	55,966
Shareholder communications	24,104	69,316	102,096	51,217
Auditing fees	14,774	14,774	14,774	14,774
Legal fees	10,111	23,971	26,365	12,310
Miscellaneous	74,572	141,977	149,869	111,054
Total expenses	$2,335,092	$5,504,738	$6,158,733	$2,597,469
Reduction of expenses by investment adviser	(2,058)	(4,868)	(5,381)	(2,410)
Net expenses	$2,333,034	$5,499,870	$6,153,352	$2,595,059
Net investment income (loss)	$8,954,778	$14,239,246	$7,022,863	$(1,512,150)

Realized and unrealized gain (loss) on investments
Realized gain (loss) (identified cost basis)
Investment transactions from underlying funds	$1,288,235	$333,882	$4,918,497	$(4,029,676)
Change in unrealized appreciation (depreciation) on investments	$84,741,508	$247,814,769	$319,477,980	$164,941,949
Net realized and unrealized gain (loss) on investments	$86,029,743	$248,148,651	$324,396,477	$160,912,273
Change in net assets from operations	$94,984,521	$262,387,897	$331,419,340	$159,400,123

See Notes to Financial Statements

Financial Statements

STATEMENTS OF CHANGES IN NET ASSETS

These statements describe the increases and/or decreases in net assets resulting from operations, any distributions, and any shareholder transactions.

Six months ended 11/30/09 (unaudited)	MFS Conservative Allocation Fund	MFS Moderate Allocation Fund	MFS Growth Allocation Fund	MFS Aggressive Growth Allocation Fund
Change in net assets

From operations
Net investment income (loss)	$8,954,778	$14,239,246	$7,022,863	$(1,512,150)
Net realized gain (loss) on investments	1,288,235	333,882	4,918,497	(4,029,676)
Net unrealized gain (loss) on investments	84,741,508	247,814,769	319,477,980	164,941,949
Change in net assets from operations	$94,984,521	$262,387,897	$331,419,340	$159,400,123
Change in net assets from fund share transactions	$35,328,822	$(29,139,099)	$(58,030,449)	$(52,951,696)
Total change in net assets	$130,313,343	$233,248,798	$273,388,891	$106,448,427

Net assets
At beginning of period	688,853,437	1,645,350,882	1,801,460,095	808,672,258
At end of period	$819,166,780	$1,878,599,680	$2,074,848,986	$915,120,685
Undistributed net investment income included in net assets at end of period	$17,683,292	$36,539,640	$28,532,197	$2,608,634

Year ended 5/31/09	MFS Conservative Allocation Fund	MFS Moderate Allocation Fund	MFS Growth Allocation Fund	MFS Aggressive Growth Allocation Fund
Change in net assets

From operations
Net investment income	$19,031,591	$40,873,327	$32,069,081	$4,130,444
Net realized gain (loss) on investments	(75,336,089)	(248,505,476)	(366,472,090)	(178,567,265)
Net unrealized gain (loss) on investments	(34,140,500)	(259,017,327)	(435,612,830)	(268,294,259)
Change in net assets from operations	$(90,444,998)	$(466,649,476)	$(770,015,839)	$(442,731,080)

Distributions declared to shareholders
From net investment income	$(21,239,446)	$(50,174,726)	$(41,662,060)	$(11,732,163)
From net realized gain on investments	(4,823,755)	(13,493,454)	(32,151,708)	(19,062,819)
Total distributions declared to shareholders	$(26,063,201)	$(63,668,180)	$(73,813,768)	$(30,794,982)
Change in net assets from fund share transactions	$25,214,054	$(93,443,587)	$(64,688,329)	$(14,904,363)
Total change in net assets	$(91,294,145)	$(623,761,243)	$(908,517,936)	$(488,430,425)

Net assets
At beginning of period	780,147,582	2,269,112,125	2,709,978,031	1,297,102,683
At end of period	$688,853,437	$1,645,350,882	$1,801,460,095	$808,672,258
Undistributed net investment income included in net assets at end of period	$8,728,514	$22,300,394	$21,509,334	$4,120,784

See Notes to Financial Statements

Financial Statements

FINANCIAL HIGHLIGHTS

MFS® CONSERVATIVE ALLOCATION FUND

The financial highlights table is intended to help you understand the fund’s financial performance for the semiannual period and the past 5 fiscal years (or life of a particular share class, if shorter). Certain information reflects financial results for a single fund share. The total returns in the table represent the rate by which an investor would have earned (or lost) on an investment in the fund share class (assuming reinvestment of all distributions) held for the entire period.

	Six months ended 11/30/09 (unaudited)		Years ended 5/31
			2009	2008	2007	2006	2005
Class A
Net asset value, beginning of period	$10.43		$12.22	$12.58	$11.68	$11.41	$10.88

Income (loss) from investment operations
Net investment income (d)	$0.15		$0.32	$0.38	$0.36	$0.30	$0.25
Net realized and unrealized gain (loss) on investments	1.27		(1.68)	(0.12)	1.05	0.29	0.49
Total from investment operations	$1.42		$(1.36)	$0.26	$1.41	$0.59	$0.74

Less distributions declared to shareholders
From net investment income	$—		$(0.36)	$(0.36)	$(0.36)	$(0.29)	$(0.21)
From net realized gain on investments	—		(0.07)	(0.26)	(0.15)	(0.03)	(0.00	)(w)
Total distributions declared to shareholders	$—		$(0.43)	$(0.62)	$(0.51)	$(0.32)	$(0.21)
Net asset value, end of period	$11.85		$10.43	$12.22	$12.58	$11.68	$11.41
Total return (%) (r)(s)(t)	13.61	(n)	(10.79)	2.05	12.25	5.20	6.83

Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)(h)	0.31	(a)	0.38	0.43	0.49	0.52	0.51
Expenses after expense reductions (f)(h)	0.31	(a)	0.38	0.43	0.45	0.45	0.45
Net investment income	2.68	(a)	3.06	3.04	2.96	2.55	2.28
Portfolio turnover	3		62	11	8	4	1
Net assets at end of period (000 Omitted)	$329,335		$264,183	$285,817	$298,190	$251,699	$226,530

	Six months ended 11/30/09 (unaudited)		Years ended 5/31
			2009	2008	2007	2006	2005
Class B
Net asset value, beginning of period	$10.35		$12.11	$12.46	$11.57	$11.31	$10.80

Income (loss) from investment operations
Net investment income (d)	$0.11		$0.25	$0.29	$0.28	$0.22	$0.18
Net realized and unrealized gain (loss) on investments	1.26		(1.66)	(0.11)	1.04	0.29	0.48
Total from investment operations	$1.37		$(1.41)	$0.18	$1.32	$0.51	$0.66

Less distributions declared to shareholders
From net investment income	$—		$(0.28)	$(0.27)	$(0.28)	$(0.22)	$(0.15)
From net realized gain on investments	—		(0.07)	(0.26)	(0.15)	(0.03)	(0.00	)(w)
Total distributions declared to shareholders	$—		$(0.35)	$(0.53)	$(0.43)	$(0.25)	$(0.15)
Net asset value, end of period	$11.72		$10.35	$12.11	$12.46	$11.57	$11.31
Total return (%) (r)(s)(t)	13.24	(n)	(11.41)	1.43	11.52	4.49	6.08

Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)(h)	1.06	(a)	1.06	1.08	1.14	1.17	1.16
Expenses after expense reductions (f)(h)	1.06	(a)	1.06	1.08	1.10	1.10	1.10
Net investment income	1.93	(a)	2.38	2.38	2.32	1.90	1.63
Portfolio turnover	3		62	11	8	4	1
Net assets at end of period (000 Omitted)	$120,229		$111,281	$150,268	$162,210	$162,941	$163,735

See Notes to Financial Statements

Financial Highlights – continued

MFS® CONSERVATIVE ALLOCATION FUND – continued

	Six months ended 11/30/09 (unaudited)		Years ended 5/31
			2009	2008	2007	2006	2005
Class C
Net asset value, beginning of period	$10.31		$12.08	$12.44	$11.56	$11.30	$10.79

Income (loss) from investment operations
Net investment income (d)	$0.11		$0.25	$0.29	$0.28	$0.22	$0.18
Net realized and unrealized gain (loss) on investments	1.26		(1.66)	(0.11)	1.03	0.29	0.48
Total from investment operations	$1.37		$(1.41)	$0.18	$1.31	$0.51	$0.66

Less distributions declared to shareholders
From net investment income	$—		$(0.29)	$(0.28)	$(0.28)	$(0.22)	$(0.15)
From net realized gain on investments	—		(0.07)	(0.26)	(0.15)	(0.03)	(0.00	)(w)
Total distributions declared to shareholders	$—		$(0.36)	$(0.54)	$(0.43)	$(0.25)	$(0.15)
Net asset value, end of period	$11.68		$10.31	$12.08	$12.44	$11.56	$11.30
Total return (%) (r)(s)(t)	13.29	(n)	(11.44)	1.42	11.47	4.54	6.12

Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)(h)	1.06	(a)	1.06	1.08	1.14	1.17	1.16
Expenses after expense reductions (f)(h)	1.06	(a)	1.06	1.08	1.10	1.10	1.10
Net investment income	1.93	(a)	2.38	2.37	2.32	1.90	1.63
Portfolio turnover	3		62	11	8	4	1
Net assets at end of period (000 Omitted)	$158,232		$127,617	$146,794	$139,457	$130,916	$118,003

	Six months ended 11/30/09 (unaudited)		Years ended 5/31
			2009	2008	2007	2006	2005
Class I
Net asset value, beginning of period	$10.50		$12.31	$12.67	$11.75	$11.48	$10.94

Income (loss) from investment operations
Net investment income (d)	$0.16		$0.36	$0.42	$0.41	$0.34	$0.30
Net realized and unrealized gain (loss) on investments	1.29		(1.70)	(0.11)	1.06	0.29	0.49
Total from investment operations	$1.45		$(1.34)	$0.31	$1.47	$0.63	$0.79

Less distributions declared to shareholders
From net investment income	$—		$(0.40)	$(0.41)	$(0.40)	$(0.33)	$(0.25)
From net realized gain on investments	—		(0.07)	(0.26)	(0.15)	(0.03)	(0.00	)(w)
Total distributions declared to shareholders	$—		$(0.47)	$(0.67)	$(0.55)	$(0.36)	$(0.25)
Net asset value, end of period	$11.95		$10.50	$12.31	$12.67	$11.75	$11.48
Total return (%) (r)(s)	13.81	(n)	(10.53)	2.39	12.72	5.51	7.18

Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)(h)	0.06	(a)	0.06	0.08	0.14	0.17	0.16
Expenses after expense reductions (f)(h)	0.06	(a)	0.06	0.08	0.10	0.10	0.10
Net investment income	2.94	(a)	3.37	3.36	3.30	2.91	2.63
Portfolio turnover	3		62	11	8	4	1
Net assets at end of period (000 Omitted)	$20,150		$28,664	$31,455	$24,782	$18,158	$14,175

See Notes to Financial Statements

Financial Highlights – continued

MFS® CONSERVATIVE ALLOCATION FUND – continued

	Six months ended 11/30/09 (unaudited)		Years ended 5/31
			2009	2008	2007	2006	2005 (i)
Class R1
Net asset value, beginning of period	$10.13		$11.88	$12.31	$11.48	$11.30	$11.23

Income (loss) from investment operations
Net investment income (d)	$0.11		$0.24	$0.27	$0.26	$0.22	$0.02
Net realized and unrealized gain (loss) on investments	1.24		(1.63)	(0.10)	1.04	0.29	0.05
Total from investment operations	$1.35		$(1.39)	$0.17	$1.30	$0.51	$0.07

Less distributions declared to shareholders
From net investment income	$—		$(0.29)	$(0.34)	$(0.32)	$(0.30)	$—
From net realized gain on investments	—		(0.07)	(0.26)	(0.15)	(0.03)	—
Total distributions declared to shareholders	$—		$(0.36)	$(0.60)	$(0.47)	$(0.33)	$—
Net asset value, end of period	$11.48		$10.13	$11.88	$12.31	$11.48	$11.30
Total return (%) (r)(s)	13.33	(n)	(11.43)	1.32	11.44	4.49	0.62	(n)

Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)(h)	1.06	(a)	1.06	1.14	1.30	1.37	1.36	(a)
Expenses after expense reductions (f)(h)	1.06	(a)	1.06	1.14	1.19	1.21	1.30	(a)
Net investment income	1.93	(a)	2.37	2.25	2.18	1.88	1.08	(a)
Portfolio turnover	3		62	11	8	4	1
Net assets at end of period (000 Omitted)	$15,110		$13,293	$14,563	$4,739	$1,145	$50

	Six months ended 11/30/09 (unaudited)		Years ended 5/31
			2009	2008	2007	2006	2005
Class R2
Net asset value, beginning of period	$10.20		$11.97	$12.36	$11.51	$11.29	$10.82

Income (loss) from investment operations
Net investment income (d)	$0.13		$0.30	$0.33	$0.32	$0.26	$0.20
Net realized and unrealized gain (loss) on investments	1.25		(1.65)	(0.10)	1.04	0.28	0.48
Total from investment operations	$1.38		$(1.35)	$0.23	$1.36	$0.54	$0.68

Less distributions declared to shareholders
From net investment income	$—		$(0.35)	$(0.36)	$(0.36)	$(0.29)	$(0.21)
From net realized gain on investments	—		(0.07)	(0.26)	(0.15)	(0.03)	(0.00	)(w)
Total distributions declared to shareholders	$—		$(0.42)	$(0.62)	$(0.51)	$(0.32)	$(0.21)
Net asset value, end of period	$11.58		$10.20	$11.97	$12.36	$11.51	$11.29
Total return (%) (r)(s)	13.53	(n)	(10.96)	1.79	12.00	4.82	6.31

Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)(h)	0.56	(a)	0.56	0.65	0.85	0.92	0.91
Expenses after expense reductions (f)(h)	0.56	(a)	0.56	0.64	0.74	0.76	0.85
Net investment income	2.43	(a)	2.89	2.74	2.61	2.29	1.85
Portfolio turnover	3		62	11	8	4	1
Net assets at end of period (000 Omitted)	$61,622		$50,486	$53,613	$21,885	$3,004	$330

See Notes to Financial Statements

Financial Highlights – continued

MFS® CONSERVATIVE ALLOCATION FUND – continued

	Six months ended 11/30/09 (unaudited)		Years ended 5/31
			2009	2008	2007	2006	2005 (i)
Class R3
Net asset value, beginning of period	$10.36		$12.16	$12.52	$11.65	$11.41	$11.32

Income (loss) from investment operations
Net investment income (d)	$0.15		$0.33	$0.37	$0.34	$0.23	$0.04
Net realized and unrealized gain (loss) on investments	1.27		(1.69)	(0.10)	1.06	0.36 (g)	0.05
Total from investment operations	$1.42		$(1.36)	$0.27	$1.40	$0.59	$0.09

Less distributions declared to shareholders
From net investment income	$—		$(0.37)	$(0.37)	$(0.38)	$(0.32)	$—
From net realized gain on investments	—		(0.07)	(0.26)	(0.15)	(0.03)	—
Total distributions declared to shareholders	$—		$(0.44)	$(0.63)	$(0.53)	$(0.35)	$—
Net asset value, end of period	$11.78		$10.36	$12.16	$12.52	$11.65	$11.41
Total return (%) (r)(s)	13.71	(n)	(10.81)	2.14	12.18	5.18	0.80	(n)

Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)(h)	0.31	(a)	0.31	0.40	0.53	0.57	0.57	(a)
Expenses after expense reductions (f)(h)	0.31	(a)	0.31	0.40	0.49	0.50	0.51	(a)
Net investment income	2.67	(a)	3.16	3.02	2.88	2.54	1.88	(a)
Portfolio turnover	3		62	11	8	4	1
Net assets at end of period (000 Omitted)	$31,116		$24,366	$23,001	$13,701	$2,518	$50

	Six months ended 11/30/09 (unaudited)		Years ended 5/31
			2009	2008	2007	2006	2005 (i)
Class R4
Net asset value, beginning of period	$10.42		$12.22	$12.58	$11.68	$11.41	$11.32

Income (loss) from investment operations
Net investment income (d)	$0.16		$0.36	$0.40	$0.39	$0.29	$0.04
Net realized and unrealized gain (loss) on investments	1.29		(1.69)	(0.10)	1.05	0.34 (g)	0.05
Total from investment operations	$1.45		$(1.33)	$0.30	$1.44	$0.63	$0.09

Less distributions declared to shareholders
From net investment income	$—		$(0.40)	$(0.40)	$(0.39)	$(0.33)	$—
From net realized gain on investments	—		(0.07)	(0.26)	(0.15)	(0.03)	—
Total distributions declared to shareholders	$—		$(0.47)	$(0.66)	$(0.54)	$(0.36)	$—
Net asset value, end of period	$11.87		$10.42	$12.22	$12.58	$11.68	$11.41
Total return (%) (r)(s)	13.92	(n)	(10.52)	2.32	12.53	5.55	0.80	(n)

Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)(h)	0.06	(a)	0.06	0.13	0.24	0.27	0.27	(a)
Expenses after expense reductions (f)(h)	0.06	(a)	0.06	0.13	0.20	0.20	0.21	(a)
Net investment income	2.93	(a)	3.38	3.29	3.22	2.76	2.18	(a)
Portfolio turnover	3		62	11	8	4	1
Net assets at end of period (000 Omitted)	$21,198		$17,248	$22,020	$15,512	$10,630	$50

See Notes to Financial Statements

Financial Highlights – continued

MFS® CONSERVATIVE ALLOCATION FUND – continued

	Six months ended 11/30/09 (unaudited)		Years ended 5/31
			2009	2008	2007	2006	2005
Class 529A
Net asset value, beginning of period	$10.38		$12.16	$12.52	$11.63	$11.37	$10.86

Income (loss) from investment operations
Net investment income (d)	$0.14		$0.31	$0.34	$0.33	$0.27	$0.23
Net realized and unrealized gain (loss) on investments	1.28		(1.68)	(0.10)	1.05	0.29	0.47
Total from investment operations	$1.42		$(1.37)	$0.24	$1.38	$0.56	$0.70

Less distributions declared to shareholders
From net investment income	$—		$(0.34)	$(0.34)	$(0.34)	$(0.27)	$(0.19)
From net realized gain on investments	—		(0.07)	(0.26)	(0.15)	(0.03)	(0.00	)(w)
Total distributions declared to shareholders	$—		$(0.41)	$(0.60)	$(0.49)	$(0.30)	$(0.19)
Net asset value, end of period	$11.80		$10.38	$12.16	$12.52	$11.63	$11.37
Total return (%) (r)(s)(t)	13.68	(n)	(10.92)	1.84	12.00	4.95	6.49

Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)(h)	0.41	(a)	0.48	0.65	0.74	0.77	0.76
Expenses after expense reductions (f)(h)	0.41	(a)	0.48	0.65	0.70	0.70	0.70
Net investment income	2.58	(a)	2.95	2.80	2.71	2.31	2.02
Portfolio turnover	3		62	11	8	4	1
Net assets at end of period (000 Omitted)	$30,735		$26,409	$28,935	$26,359	$17,978	$12,840

	Six months ended 11/30/09 (unaudited)		Years ended 5/31
			2009	2008	2007	2006	2005
Class 529B
Net asset value, beginning of period	$10.23		$12.01	$12.40	$11.54	$11.28	$10.77

Income (loss) from investment operations
Net investment income (d)	$0.10		$0.23	$0.26	$0.24	$0.19	$0.15
Net realized and unrealized gain (loss) on investments	1.25		(1.65)	(0.10)	1.04	0.29	0.48
Total from investment operations	$1.35		$(1.42)	$0.16	$1.28	$0.48	$0.63

Less distributions declared to shareholders
From net investment income	$—		$(0.29)	$(0.29)	$(0.27)	$(0.19)	$(0.12)
From net realized gain on investments	—		(0.07)	(0.26)	(0.15)	(0.03)	(0.00	)(w)
Total distributions declared to shareholders	$—		$(0.36)	$(0.55)	$(0.42)	$(0.22)	$(0.12)
Net asset value, end of period	$11.58		$10.23	$12.01	$12.40	$11.54	$11.28
Total return (%) (r)(s)(t)	13.20	(n)	(11.50)	1.23	11.24	4.25	5.84

Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)(h)	1.16	(a)	1.16	1.29	1.39	1.42	1.41
Expenses after expense reductions (f)(h)	1.16	(a)	1.16	1.29	1.35	1.35	1.35
Net investment income	1.82	(a)	2.28	2.10	2.04	1.65	1.38
Portfolio turnover	3		62	11	8	4	1
Net assets at end of period (000 Omitted)	$12,514		$9,339	$7,063	$3,779	$2,008	$1,611

See Notes to Financial Statements

Financial Highlights – continued

MFS® CONSERVATIVE ALLOCATION FUND – continued

	Six months ended 11/30/09 (unaudited)		Years ended 5/31
			2009	2008	2007	2006	2005
Class 529C
Net asset value, beginning of period	$10.23		$11.98	$12.35	$11.49	$11.25	$10.76

Income (loss) from investment operations
Net investment income (d)	$0.10		$0.23	$0.26	$0.24	$0.19	$0.15
Net realized and unrealized gain (loss) on investments	1.25		(1.64)	(0.11)	1.04	0.29	0.47
Total from investment operations	$1.35		$(1.41)	$0.15	$1.28	$0.48	$0.62

Less distributions declared to shareholders
From net investment income	$—		$(0.27)	$(0.26)	$(0.27)	$(0.21)	$(0.13)
From net realized gain on investments	—		(0.07)	(0.26)	(0.15)	(0.03)	(0.00	)(w)
Total distributions declared to shareholders	$—		$(0.34)	$(0.52)	$(0.42)	$(0.24)	$(0.13)
Net asset value, end of period	$11.58		$10.23	$11.98	$12.35	$11.49	$11.25
Total return (%) (r)(s)(t)	13.20	(n)	(11.47)	1.18	11.22	4.29	5.79

Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)(h)	1.16	(a)	1.16	1.30	1.39	1.42	1.41
Expenses after expense reductions (f)(h)	1.16	(a)	1.16	1.30	1.35	1.35	1.35
Net investment income	1.83	(a)	2.28	2.15	2.06	1.66	1.37
Portfolio turnover	3		62	11	8	4	1
Net assets at end of period (000 Omitted)	$18,926		$15,970	$16,618	$14,845	$11,031	$7,522

Any redemption fees charged by the fund during the 2005 fiscal year resulted in a per share impact of less than $0.01.

(a)	Annualized.
(d)	Per share data is based on average shares outstanding.
(f)	Ratios do not reflect reductions from fees paid indirectly, if applicable.
(g)	The per share amount varies from the net realized and unrealized gain/loss for the period because of the timing of sales of fund shares and the per share amount of realized and unrealized gains and losses at such time.
(h)	In addition to the fees and expenses which the fund bears directly, the fund indirectly bears a pro rata share of the fees and expenses of the underlying funds in which the fund invests. Accordingly, the expense ratio for the fund reflects only those fees and expenses borne directly by the fund. Because the underlying funds have varied expense and fee levels and the fund may own different proportions of the underlying funds at different times, the amount of fees and expenses incurred indirectly by the fund will vary.
(i)	For the period from the class’ inception, April 1, 2005 (Classes R1, R3, and R4) through the stated period end.
(n)	Not annualized.
(r)	Certain expenses have been reduced without which performance would have been lower.
(s)	From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.
(t)	Total returns do not include any applicable sales charges.
(w)	Per share amount was less than $0.01.

See Notes to Financial Statements

Financial Highlights – continued

MFS® MODERATE ALLOCATION FUND

The financial highlights table is intended to help you understand the fund’s financial performance for the semiannual period and the past 5 fiscal years (or life of a particular share class, if shorter). Certain information reflects financial results for a single fund share. The total returns in the table represent the rate by which an investor would have earned (or lost) on an investment in the fund share class (assuming reinvestment of all distributions) held for the entire period.

	Six months ended 11/30/09 (unaudited)		Years ended 5/31
			2009	2008	2007	2006	2005
Class A
Net asset value, beginning of period	$10.42		$13.60	$14.27	$12.76	$12.21	$11.44

Income (loss) from investment operations
Net investment income (d)	$0.11		$0.28	$0.33	$0.30	$0.25	$0.25
Net realized and unrealized gain (loss) on investments	1.59		(3.03)	(0.23)	1.71	0.66	0.73
Total from investment operations	$1.70		$(2.75)	$0.10	$2.01	$0.91	$0.98

Less distributions declared to shareholders
From net investment income	$—		$(0.35)	$(0.35)	$(0.34)	$(0.31)	$(0.21)
From net realized gain on investments	—		(0.08)	(0.42)	(0.16)	(0.05)	(0.00	)(w)
Total distributions declared to shareholders	$—		$(0.43)	$(0.77)	$(0.50)	$(0.36)	$(0.21)
Net asset value, end of period	$12.12		$10.42	$13.60	$14.27	$12.76	$12.21
Total return (%) (r)(s)(t)	16.31	(n)	(19.86)	0.69	16.02	7.50	8.53

Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)(h)	0.30	(a)	0.37	0.41	0.46	0.47	0.48
Expenses after expense reductions (f)(h)	0.30	(a)	0.37	0.41	0.45	0.45	0.45
Net investment income	1.93	(a)	2.63	2.39	2.22	1.97	2.09
Portfolio turnover	5		44	8	6	2	0	(u)
Net assets at end of period (000 Omitted)	$729,368		$621,322	$855,064	$905,702	$773,647	$643,285

	Six months ended 11/30/09 (unaudited)		Years ended 5/31
			2009	2008	2007	2006	2005
Class B
Net asset value, beginning of period	$10.32		$13.44	$14.13	$12.64	$12.10	$11.36

Income (loss) from investment operations
Net investment income (d)	$0.07		$0.21	$0.24	$0.21	$0.17	$0.17
Net realized and unrealized gain (loss) on investments	1.57		(2.99)	(0.23)	1.69	0.66	0.71
Total from investment operations	$1.64		$(2.78)	$0.01	$1.90	$0.83	$0.88

Less distributions declared to shareholders
From net investment income	$—		$(0.26)	$(0.28)	$(0.25)	$(0.24)	$(0.14)
From net realized gain on investments	—		(0.08)	(0.42)	(0.16)	(0.05)	(0.00	)(w)
Total distributions declared to shareholders	$—		$(0.34)	$(0.70)	$(0.41)	$(0.29)	$(0.14)
Net asset value, end of period	$11.96		$10.32	$13.44	$14.13	$12.64	$12.10
Total return (%) (r)(s)(t)	15.89	(n)	(20.40)	0.03	15.26	6.85	7.75

Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)(h)	1.05	(a)	1.04	1.06	1.11	1.12	1.13
Expenses after expense reductions (f)(h)	1.05	(a)	1.04	1.06	1.10	1.10	1.10
Net investment income	1.18	(a)	1.95	1.74	1.58	1.32	1.44
Portfolio turnover	5		44	8	6	2	0	(u)
Net assets at end of period (000 Omitted)	$349,769		$319,556	$497,161	$559,478	$525,991	$471,665

See Notes to Financial Statements

Financial Highlights – continued

MFS® MODERATE ALLOCATION FUND – continued

	Six months ended 11/30/09 (unaudited)		Years ended 5/31
			2009	2008	2007	2006	2005
Class C
Net asset value, beginning of period	$10.30		$13.41	$14.11	$12.63	$12.09	$11.36

Income (loss) from investment operations
Net investment income (d)	$0.07		$0.21	$0.24	$0.21	$0.17	$0.17
Net realized and unrealized gain (loss) on investments	1.56		(2.97)	(0.24)	1.68	0.66	0.70
Total from investment operations	$1.63		$(2.76)	$—	$1.89	$0.83	$0.87

Less distributions declared to shareholders
From net investment income	$—		$(0.27)	$(0.28)	$(0.25)	$(0.24)	$(0.14)
From net realized gain on investments	—		(0.08)	(0.42)	(0.16)	(0.05)	(0.00	)(w)
Total distributions declared to shareholders	$—		$(0.35)	$(0.70)	$(0.41)	$(0.29)	$(0.14)
Net asset value, end of period	$11.93		$10.30	$13.41	$14.11	$12.63	$12.09
Total return (%) (r)(s)(t)	15.83	(n)	(20.32)	(0.03)	15.22	6.90	7.67

Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)(h)	1.05	(a)	1.04	1.06	1.11	1.12	1.13
Expenses after expense reductions (f)(h)	1.05	(a)	1.04	1.06	1.10	1.10	1.10
Net investment income	1.18	(a)	1.95	1.74	1.58	1.32	1.44
Portfolio turnover	5		44	8	6	2	0	(u)
Net assets at end of period (000 Omitted)	$358,034		$304,786	$424,551	$455,611	$408,740	$335,759

	Six months ended 11/30/09 (unaudited)		Years ended 5/31
			2009	2008	2007	2006	2005
Class I
Net asset value, beginning of period	$10.52		$13.74	$14.40	$12.87	$12.30	$11.53

Income (loss) from investment operations
Net investment income (d)	$0.12		$0.32	$0.38	$0.35	$0.30	$0.30
Net realized and unrealized gain (loss) on investments	1.61		(3.07)	(0.23)	1.72	0.67	0.71
Total from investment operations	$1.73		$(2.75)	$0.15	$2.07	$0.97	$1.01

Less distributions declared to shareholders
From net investment income	$—		$(0.39)	$(0.39)	$(0.38)	$(0.35)	$(0.24)
From net realized gain on investments	—		(0.08)	(0.42)	(0.16)	(0.05)	(0.00	)(w)
Total distributions declared to shareholders	$—		$(0.47)	$(0.81)	$(0.54)	$(0.40)	$(0.24)
Net asset value, end of period	$12.25		$10.52	$13.74	$14.40	$12.87	$12.30
Total return (%) (r)(s)	16.44	(n)	(19.58)	1.04	16.41	7.95	8.75

Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)(h)	0.05	(a)	0.04	0.06	0.11	0.12	0.13
Expenses after expense reductions (f)(h)	0.05	(a)	0.04	0.06	0.10	0.10	0.10
Net investment income	2.19	(a)	2.95	2.74	2.57	2.32	2.46
Portfolio turnover	5		44	8	6	2	0	(u)
Net assets at end of period (000 Omitted)	$12,284		$37,294	$48,815	$44,957	$40,643	$32,927

See Notes to Financial Statements

Financial Highlights – continued

MFS® MODERATE ALLOCATION FUND – continued

	Six months ended 11/30/09 (unaudited)		Years ended 5/31
			2009	2008	2007	2006	2005 (i)
Class R1
Net asset value, beginning of period	$10.12		$13.21	$13.94	$12.54	$12.09	$12.03

Income (loss) from investment operations
Net investment income (d)	$0.06		$0.20	$0.22	$0.19	$0.14	$0.01
Net realized and unrealized gain (loss) on investments	1.54		(2.93)	(0.22)	1.67	0.68	0.05
Total from investment operations	$1.60		$(2.73)	$—	$1.86	$0.82	$0.06

Less distributions declared to shareholders
From net investment income	$—		$(0.28)	$(0.31)	$(0.30)	$(0.32)	$—
From net realized gain on investments	—		(0.08)	(0.42)	(0.16)	(0.05)	—
Total distributions declared to shareholders	$—		$(0.36)	$(0.73)	$(0.46)	$(0.37)	$—
Net asset value, end of period	$11.72		$10.12	$13.21	$13.94	$12.54	$12.09
Total return (%) (r)(s)	15.81	(n)	(20.35)	(0.05)	15.06	6.84	0.50	(n)

Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)(h)	1.05	(a)	1.04	1.12	1.28	1.32	1.33	(a)
Expenses after expense reductions (f)(h)	1.05	(a)	1.04	1.12	1.19	1.20	1.30	(a)
Net investment income	1.17	(a)	1.97	1.66	1.46	1.18	0.57	(a)
Portfolio turnover	5		44	8	6	2	0	(u)
Net assets at end of period (000 Omitted)	$33,509		$29,031	$33,921	$14,507	$4,640	$52

	Six months ended 11/30/09 (unaudited)		Years ended 5/31
			2009	2008	2007	2006	2005
Class R2
Net asset value, beginning of period	$10.25		$13.39	$14.08	$12.64	$12.11	$11.39

Income (loss) from investment operations
Net investment income (d)	$0.09		$0.26	$0.29	$0.25	$0.19	$0.20
Net realized and unrealized gain (loss) on investments	1.56		(2.98)	(0.22)	1.68	0.69	0.72
Total from investment operations	$1.65		$(2.72)	$0.07	$1.93	$0.88	$0.92

Less distributions declared to shareholders
From net investment income	$—		$(0.34)	$(0.34)	$(0.33)	$(0.30)	$(0.20)
From net realized gain on investments	—		(0.08)	(0.42)	(0.16)	(0.05)	(0.00	)(w)
Total distributions declared to shareholders	$—		$(0.42)	$(0.76)	$(0.49)	$(0.35)	$(0.20)
Net asset value, end of period	$11.90		$10.25	$13.39	$14.08	$12.64	$12.11
Total return (%) (r)(s)	16.10	(n)	(19.97)	0.47	15.56	7.28	8.03

Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)(h)	0.55	(a)	0.54	0.63	0.82	0.87	0.88
Expenses after expense reductions (f)(h)	0.55	(a)	0.54	0.63	0.74	0.77	0.85
Net investment income	1.67	(a)	2.46	2.15	1.86	1.59	1.68
Portfolio turnover	5		44	8	6	2	0	(u)
Net assets at end of period (000 Omitted)	$141,208		$121,453	$153,326	$68,519	$18,161	$2,763
See Notes to Financial Statements

Financial Highlights – continued

MFS® MODERATE ALLOCATION FUND – continued

	Six months ended 11/30/09 (unaudited)		Years ended 5/31
			2009	2008	2007	2006	2005 (i)
Class R3
Net asset value, beginning of period	$10.36		$13.53	$14.20	$12.73	$12.20	$12.12

Income (loss) from investment operations
Net investment income (d)	$0.11		$0.29	$0.33	$0.29	$0.22	$0.03
Net realized and unrealized gain (loss) on investments	1.58		(3.02)	(0.23)	1.69	0.70	0.05
Total from investment operations	$1.69		$(2.73)	$0.10	$1.98	$0.92	$0.08

Less distributions declared to shareholders
From net investment income	$—		$(0.36)	$(0.35)	$(0.35)	$(0.34)	$—
From net realized gain on investments	—		(0.08)	(0.42)	(0.16)	(0.05)	—
Total distributions declared to shareholders	$—		$(0.44)	$(0.77)	$(0.51)	$(0.39)	$—
Net asset value, end of period	$12.05		$10.36	$13.53	$14.20	$12.73	$12.20
Total return (%) (r)(s)	16.31	(n)	(19.77)	0.71	15.85	7.59	0.66	(n)

Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)(h)	0.30	(a)	0.29	0.39	0.51	0.52	0.53	(a)
Expenses after expense reductions (f)(h)	0.30	(a)	0.29	0.39	0.49	0.50	0.50	(a)
Net investment income	1.93	(a)	2.72	2.41	2.15	1.78	1.37	(a)
Portfolio turnover	5		44	8	6	2	0	(u)
Net assets at end of period (000 Omitted)	$99,605		$86,364	$106,643	$87,814	$27,954	$50

	Six months ended 11/30/09 (unaudited)		Years ended 5/31
			2009	2008	2007	2006	2005 (i)
Class R4
Net asset value, beginning of period	$10.41		$13.60	$14.25	$12.75	$12.21	$12.12

Income (loss) from investment operations
Net investment income (d)	$0.12		$0.32	$0.36	$0.33	$0.23	$0.03
Net realized and unrealized gain (loss) on investments	1.59		(3.04)	(0.21)	1.70	0.71	0.06
Total from investment operations	$1.71		$(2.72)	$0.15	$2.03	$0.94	$0.09

Less distributions declared to shareholders
From net investment income	$—		$(0.39)	$(0.38)	$(0.37)	$(0.35)	$—
From net realized gain on investments	—		(0.08)	(0.42)	(0.16)	(0.05)	—
Total distributions declared to shareholders	$—		$(0.47)	$(0.80)	$(0.53)	$(0.40)	$—
Net asset value, end of period	$12.12		$10.41	$13.60	$14.25	$12.75	$12.21
Total return (%) (r)(s)	16.43	(n)	(19.56)	1.01	16.24	7.76	0.74	(n)

Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)(h)	0.05	(a)	0.04	0.11	0.21	0.22	0.23	(a)
Expenses after expense reductions (f)(h)	0.05	(a)	0.04	0.11	0.20	0.20	0.20	(a)
Net investment income	2.17	(a)	2.98	2.65	2.47	1.99	1.67	(a)
Portfolio turnover	5		44	8	6	2	0	(u)
Net assets at end of period (000 Omitted)	$72,457		$57,284	$65,841	$42,690	$28,253	$50

See Notes to Financial Statements

Financial Highlights – continued

MFS® MODERATE ALLOCATION FUND – continued

	Six months ended 11/30/09 (unaudited)		Years ended 5/31
			2009	2008	2007	2006	2005
Class 529A
Net asset value, beginning of period	$10.38		$13.54	$14.20	$12.71	$12.16	$11.42

Income (loss) from investment operations
Net investment income (d)	$0.10		$0.27	$0.30	$0.26	$0.22	$0.22
Net realized and unrealized gain (loss) on investments	1.58		(3.01)	(0.23)	1.70	0.66	0.71
Total from investment operations	$1.68		$(2.74)	$0.07	$1.96	$0.88	$0.93

Less distributions declared to shareholders
From net investment income	$—		$(0.34)	$(0.31)	$(0.31)	$(0.28)	$(0.19)
From net realized gain on investments	—		(0.08)	(0.42)	(0.16)	(0.05)	(0.00	)(w)
Total distributions declared to shareholders	$—		$(0.42)	$(0.73)	$(0.47)	$(0.33)	$(0.19)
Net asset value, end of period	$12.06		$10.38	$13.54	$14.20	$12.71	$12.16
Total return (%) (r)(s)(t)	16.18	(n)	(19.91)	0.44	15.67	7.32	8.08

Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)(h)	0.40	(a)	0.47	0.63	0.71	0.72	0.73
Expenses after expense reductions (f)(h)	0.40	(a)	0.46	0.63	0.70	0.70	0.70
Net investment income	1.82	(a)	2.54	2.16	1.97	1.72	1.82
Portfolio turnover	5		44	8	6	2	0	(u)
Net assets at end of period (000 Omitted)	$40,981		$33,543	$40,969	$37,441	$29,414	$23,623

	Six months ended 11/30/09 (unaudited)		Years ended 5/31
			2009	2008	2007	2006	2005
Class 529B
Net asset value, beginning of period	$10.24		$13.35	$14.01	$12.56	$12.04	$11.33

Income (loss) from investment operations
Net investment income (d)	$0.06		$0.20	$0.20	$0.17	$0.13	$0.14
Net realized and unrealized gain (loss) on investments	1.56		(2.98)	(0.22)	1.68	0.66	0.70
Total from investment operations	$1.62		$(2.78)	$(0.02)	$1.85	$0.79	$0.84

Less distributions declared to shareholders
From net investment income	$—		$(0.25)	$(0.22)	$(0.24)	$(0.22)	$(0.13)
From net realized gain on investments	—		(0.08)	(0.42)	(0.16)	(0.05)	(0.00	)(w)
Total distributions declared to shareholders	$—		$(0.33)	$(0.64)	$(0.40)	$(0.27)	$(0.13)
Net asset value, end of period	$11.86		$10.24	$13.35	$14.01	$12.56	$12.04
Total return (%) (r)(s)(t)	15.82	(n)	(20.51)	(0.18)	14.93	6.63	7.42

Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)(h)	1.15	(a)	1.14	1.28	1.36	1.37	1.38
Expenses after expense reductions (f)(h)	1.15	(a)	1.14	1.28	1.35	1.35	1.35
Net investment income	1.08	(a)	1.86	1.51	1.32	1.07	1.18
Portfolio turnover	5		44	8	6	2	0	(u)
Net assets at end of period (000 Omitted)	$22,120		$19,147	$25,444	$22,586	$16,274	$10,673

See Notes to Financial Statements

Financial Highlights – continued

MFS® MODERATE ALLOCATION FUND – continued

	Six months ended 11/30/09 (unaudited)		Years ended 5/31
			2009	2008	2007	2006	2005
Class 529C
Net asset value, beginning of period	$10.24		$13.35	$14.04	$12.58	$12.05	$11.33

Income (loss) from investment operations
Net investment income (d)	$0.06		$0.19	$0.21	$0.17	$0.13	$0.14
Net realized and unrealized gain (loss) on investments	1.55		(2.96)	(0.23)	1.68	0.67	0.70
Total from investment operations	$1.61		$(2.77)	$(0.02)	$1.85	$0.80	$0.84

Less distributions declared to shareholders
From net investment income	$—		$(0.26)	$(0.25)	$(0.23)	$(0.22)	$(0.12)
From net realized gain on investments	—		(0.08)	(0.42)	(0.16)	(0.05)	(0.00	)(w)
Total distributions declared to shareholders	$—		$(0.34)	$(0.67)	$(0.39)	$(0.27)	$(0.12)
Net asset value, end of period	$11.85		$10.24	$13.35	$14.04	$12.58	$12.05
Total return (%) (r)(s)(t)	15.72	(n)	(20.46)	(0.21)	14.94	6.63	7.42

Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)(h)	1.15	(a)	1.14	1.28	1.36	1.37	1.38
Expenses after expense reductions (f)(h)	1.15	(a)	1.14	1.28	1.35	1.35	1.35
Net investment income	1.07	(a)	1.83	1.52	1.32	1.07	1.19
Portfolio turnover	5		44	8	6	2	0	(u)
Net assets at end of period (000 Omitted)	$19,265		$15,571	$17,376	$17,364	$13,978	$10,547

Any redemption fees charged by the fund during the 2005 fiscal year resulted in a per share impact of less than $0.01.

(a)	Annualized.
(d)	Per share data is based on average shares outstanding.
(f)	Ratios do not reflect reductions from fees paid indirectly, if applicable.
(h)	In addition to the fees and expenses which the fund bears directly, the fund indirectly bears a pro rata share of the fees and expenses of the underlying funds in which the fund invests. Accordingly, the expense ratio for the fund reflects only those fees and expenses borne directly by the fund. Because the underlying funds have varied expense and fee levels and the fund may own different proportions of the underlying funds at different times, the amount of fees and expenses incurred indirectly by the fund will vary.
(i)	For the period from the class’ inception, April 1, 2005 (Classes R1, R3, and R4), through the stated period end.
(n)	Not annualized.
(r)	Certain expenses have been reduced without which performance would have been lower.
(s)	From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.
(t)	Total returns do not include any applicable sales charges.
(u)	Portfolio turnover is less than 1%.
(w)	Per share amount was less than $0.01.

See Notes to Financial Statements

Financial Highlights – continued

MFS® GROWTH ALLOCATION FUND

The financial highlights table is intended to help you understand the fund’s financial performance for the semiannual period and the past 5 fiscal years (or life of a particular share class, if shorter). Certain information reflects financial results for a single fund share. The total returns in the table represent the rate by which an investor would have earned (or lost) on an investment in the fund share class (assuming reinvestment of all distributions) held for the entire period.

	Six months ended 11/30/09 (unaudited)		Years ended 5/31
			2009	2008	2007	2006	2005
Class A
Net asset value, beginning of period	$10.23		$14.91	$16.05	$13.88	$12.87	$11.94

Income (loss) from investment operations
Net investment income (d)	$0.06		$0.21	$0.23	$0.20	$0.16	$0.22
Net realized and unrealized gain (loss) on investments	1.85		(4.43)	(0.34)	2.48	1.27	0.91
Total from investment operations	$1.91		$(4.22)	$(0.11)	$2.68	$1.43	$1.13

Less distributions declared to shareholders
From net investment income	$—		$(0.28)	$(0.35)	$(0.29)	$(0.32)	$(0.20)
From net realized gain on investments	—		(0.18)	(0.68)	(0.22)	(0.10)	(0.00	)(w)
Total distributions declared to shareholders	$—		$(0.46)	$(1.03)	$(0.51)	$(0.42)	$(0.20)
Net asset value, end of period	$12.14		$10.23	$14.91	$16.05	$13.88	$12.87
Total return (%) (r)(s)(t)	18.67	(n)	(27.93)	(0.77)	19.63	11.13	9.41

Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)(h)	0.30	(a)	0.37	0.41	0.46	0.49	0.49
Expenses after expense reductions (f)(h)	0.30	(a)	0.37	0.40	0.44	0.45	0.45
Net investment income	1.04	(a)	1.95	1.53	1.36	1.17	1.79
Portfolio turnover	2		40	7	3	0 (u)	0	(u)
Net assets at end of period (000 Omitted)	$846,655		$711,516	$1,051,512	$1,129,667	$880,411	$645,029

	Six months ended 11/30/09 (unaudited)		Years ended 5/31
			2009	2008	2007	2006	2005
Class B
Net asset value, beginning of period	$10.11		$14.70	$15.83	$13.70	$12.72	$11.82

Income (loss) from investment operations
Net investment income (d)	$0.02		$0.14	$0.13	$0.10	$0.07	$0.14
Net realized and unrealized gain (loss) on investments	1.82		(4.37)	(0.34)	2.45	1.25	0.89
Total from investment operations	$1.84		$(4.23)	$(0.21)	$2.55	$1.32	$1.03

Less distributions declared to shareholders
From net investment income	$—		$(0.18)	$(0.24)	$(0.20)	$(0.24)	$(0.13)
From net realized gain on investments	—		(0.18)	(0.68)	(0.22)	(0.10)	(0.00	)(w)
Total distributions declared to shareholders	$—		$(0.36)	$(0.92)	$(0.42)	$(0.34)	$(0.13)
Net asset value, end of period	$11.95		$10.11	$14.70	$15.83	$13.70	$12.72
Total return (%) (r)(s)(t)	18.20	(n)	(28.45)	(1.41)	18.85	10.40	8.73

Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)(h)	1.05	(a)	1.04	1.06	1.11	1.14	1.14
Expenses after expense reductions (f)(h)	1.05	(a)	1.04	1.06	1.09	1.10	1.10
Net investment income	0.29	(a)	1.27	0.89	0.71	0.51	1.15
Portfolio turnover	2		40	7	3	0 (u)	0	(u)
Net assets at end of period (000 Omitted)	$399,540		$355,740	$593,661	$690,098	$594,867	$461,019

See Notes to Financial Statements

Financial Highlights – continued

MFS® GROWTH ALLOCATION FUND – continued

	Six months ended 11/30/09 (unaudited)		Years ended 5/31
			2009	2008	2007	2006	2005
Class C
Net asset value, beginning of period	$10.09		$14.68	$15.81	$13.69	$12.71	$11.81

Income (loss) from investment operations
Net investment income (d)	$0.02		$0.14	$0.13	$0.10	$0.07	$0.14
Net realized and unrealized gain (loss) on investments	1.82		(4.36)	(0.33)	2.44	1.25	0.89
Total from investment operations	$1.84		$(4.22)	$(0.20)	$2.54	$1.32	$1.03

Less distributions declared to shareholders
From net investment income	$—		$(0.19)	$(0.25)	$(0.20)	$(0.24)	$(0.13)
From net realized gain on investments	—		(0.18)	(0.68)	(0.22)	(0.10)	(0.00	)(w)
Total distributions declared to shareholders	$—		$(0.37)	$(0.93)	$(0.42)	$(0.34)	$(0.13)
Net asset value, end of period	$11.93		$10.09	$14.68	$15.81	$13.69	$12.71
Total return (%) (r)(s)(t)	18.24	(n)	(28.45)	(1.37)	18.82	10.44	8.72

Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)(h)	1.05	(a)	1.04	1.06	1.11	1.14	1.14
Expenses after expense reductions (f)(h)	1.05	(a)	1.04	1.06	1.09	1.10	1.10
Net investment income	0.29	(a)	1.27	0.89	0.71	0.51	1.13
Portfolio turnover	2		40	7	3	0 (u)	0	(u)
Net assets at end of period (000 Omitted)	$376,057		$321,565	$503,816	$542,939	$448,003	$331,896

	Six months ended 11/30/09 (unaudited)		Years ended 5/31
			2009	2008	2007	2006	2005
Class I
Net asset value, beginning of period	$10.29		$15.02	$16.16	$13.97	$12.94	$11.99

Income (loss) from investment operations
Net investment income (d)	$0.07		$0.25	$0.29	$0.26	$0.21	$0.28
Net realized and unrealized gain (loss) on investments	1.87		(4.48)	(0.34)	2.49	1.28	0.90
Total from investment operations	$1.94		$(4.23)	$(0.05)	$2.75	$1.49	$1.18

Less distributions declared to shareholders
From net investment income	$—		$(0.32)	$(0.41)	$(0.34)	$(0.36)	$(0.23)
From net realized gain on investments	—		(0.18)	(0.68)	(0.22)	(0.10)	(0.00	)(w)
Total distributions declared to shareholders	$—		$(0.50)	$(1.09)	$(0.56)	$(0.46)	$(0.23)
Net asset value, end of period	$12.23		$10.29	$15.02	$16.16	$13.97	$12.94
Total return (%) (r)(s)	18.85	(n)	(27.71)	(0.41)	20.02	11.56	9.81

Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)(h)	0.05	(a)	0.04	0.05	0.11	0.14	0.14
Expenses after expense reductions (f)(h)	0.05	(a)	0.04	0.05	0.09	0.10	0.10
Net investment income	1.30	(a)	2.28	1.89	1.71	1.52	2.22
Portfolio turnover	2		40	7	3	0 (u)	0	(u)
Net assets at end of period (000 Omitted)	$21,382		$52,761	$67,823	$61,883	$53,465	$40,853

See Notes to Financial Statements

Financial Highlights – continued

MFS® GROWTH ALLOCATION FUND – continued

	Six months ended 11/30/09 (unaudited)		Years ended 5/31
			2009	2008	2007	2006	2005 (i)
Class R1
Net asset value, beginning of period	$9.89		$14.43	$15.64	$13.59	$12.71	$12.70

Income (loss) from investment operations
Net investment income (loss) (d)	$0.02		$0.13	$0.13	$0.08	$0.06	$(0.00	)(w)
Net realized and unrealized gain (loss) on investments	1.79		(4.29)	(0.35)	2.43	1.25	0.01
Total from investment operations	$1.81		$(4.16)	$(0.22)	$2.51	$1.31	$0.01

Less distributions declared to shareholders
From net investment income	$—		$(0.20)	$(0.31)	$(0.24)	$(0.33)	$—
From net realized gain on investments	—		(0.18)	(0.68)	(0.22)	(0.10)	—
Total distributions declared to shareholders	$—		$(0.38)	$(0.99)	$(0.46)	$(0.43)	$—
Net asset value, end of period	$11.70		$9.89	$14.43	$15.64	$13.59	$12.71
Total return (%) (r)(s)	18.30	(n)	(28.49)	(1.49)	18.72	10.37	0.08	(n)

Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)(h)	1.05	(a)	1.04	1.12	1.28	1.34	1.34	(a)
Expenses after expense reductions (f)(h)	1.05	(a)	1.04	1.12	1.19	1.20	1.30	(a)
Net investment income (loss)	0.29	(a)	1.28	0.86	0.58	0.47	(0.18	)(a)
Portfolio turnover	2		40	7	3	0 (u)	0	(u)
Net assets at end of period (000 Omitted)	$36,765		$31,915	$41,443	$17,596	$5,164	$50

	Six months ended 11/30/09 (unaudited)		Years ended 5/31
			2009	2008	2007	2006	2005
Class R2
Net asset value, beginning of period	$10.04		$14.66	$15.82	$13.73	$12.76	$11.90

Income (loss) from investment operations
Net investment income (d)	$0.04		$0.19	$0.19	$0.15	$0.10	$0.16
Net realized and unrealized gain (loss) on investments	1.82		(4.37)	(0.32)	2.45	1.28	0.90
Total from investment operations	$1.86		$(4.18)	$(0.13)	$2.60	$1.38	$1.06

Less distributions declared to shareholders
From net investment income	$—		$(0.26)	$(0.35)	$(0.29)	$(0.31)	$(0.20)
From net realized gain on investments	—		(0.18)	(0.68)	(0.22)	(0.10)	(0.00	)(w)
Total distributions declared to shareholders	$—		$(0.44)	$(1.03)	$(0.51)	$(0.41)	$(0.20)
Net asset value, end of period	$11.90		$10.04	$14.66	$15.82	$13.73	$12.76
Total return (%) (r)(s)	18.53	(n)	(28.09)	(0.95)	19.19	10.81	8.91

Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)(h)	0.55	(a)	0.54	0.63	0.83	0.89	0.89
Expenses after expense reductions (f)(h)	0.55	(a)	0.54	0.63	0.74	0.77	0.85
Net investment income	0.79	(a)	1.77	1.31	1.02	0.76	1.35
Portfolio turnover	2		40	7	3	0 (u)	0	(u)
Net assets at end of period (000 Omitted)	$149,089		$126,516	$169,705	$71,128	$20,059	$2,963

See Notes to Financial Statements

Financial Highlights – continued

MFS® GROWTH ALLOCATION FUND – continued

	Six months ended 11/30/09 (unaudited)		Years ended 5/31
			2009	2008	2007	2006	2005 (i)
Class R3
Net asset value, beginning of period	$10.16		$14.83	$15.97	$13.84	$12.87	$12.84

Income (loss) from investment operations
Net investment income (d)	$0.06		$0.22	$0.23	$0.19	$0.12	$0.01
Net realized and unrealized gain (loss) on investments	1.84		(4.42)	(0.33)	2.47	1.30	0.02
Total from investment operations	$1.90		$(4.20)	$(0.10)	$2.66	$1.42	$0.03

Less distributions declared to shareholders
From net investment income	$—		$(0.29)	$(0.36)	$(0.31)	$(0.35)	$—
From net realized gain on investments	—		(0.18)	(0.68)	(0.22)	(0.10)	—
Total distributions declared to shareholders	$—		$(0.47)	$(1.04)	$(0.53)	$(0.45)	$—
Net asset value, end of period	$12.06		$10.16	$14.83	$15.97	$13.84	$12.87
Total return (%) (r)(s)	18.70	(n)	(27.91)	(0.73)	19.55	11.04	0.23	(n)

Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)(h)	0.30	(a)	0.29	0.39	0.51	0.54	0.54	(a)
Expenses after expense reductions (f)(h)	0.30	(a)	0.29	0.39	0.49	0.50	0.50	(a)
Net investment income	1.04	(a)	2.03	1.55	1.28	0.94	0.60	(a)
Portfolio turnover	2		40	7	3	0 (u)	0	(u)
Net assets at end of period (000 Omitted)	$86,847		$72,481	$99,983	$80,683	$12,724	$50

	Six months ended 11/30/09 (unaudited)		Years ended 5/31
			2009	2008	2007	2006	2005 (i)
Class R4
Net asset value, beginning of period	$10.22		$14.92	$16.06	$13.89	$12.88	$12.84

Income (loss) from investment operations
Net investment income (d)	$0.07		$0.25	$0.28	$0.24	$0.14	$0.02
Net realized and unrealized gain (loss) on investments	1.85		(4.45)	(0.34)	2.48	1.33	0.02
Total from investment operations	$1.92		$(4.20)	$(0.06)	$2.72	$1.47	$0.04

Less distributions declared to shareholders
From net investment income	$—		$(0.32)	$(0.40)	$(0.33)	$(0.36)	$—
From net realized gain on investments	—		(0.18)	(0.68)	(0.22)	(0.10)	—
Total distributions declared to shareholders	$—		$(0.50)	$(1.08)	$(0.55)	$(0.46)	$—
Net asset value, end of period	$12.14		$10.22	$14.92	$16.06	$13.89	$12.88
Total return (%) (r)(s)	18.79	(n)	(27.69)	(0.48)	19.88	11.45	0.31	(n)

Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)(h)	0.05	(a)	0.04	0.11	0.21	0.24	0.25	(a)
Expenses after expense reductions (f)(h)	0.05	(a)	0.04	0.11	0.20	0.20	0.21	(a)
Net investment income	1.29	(a)	2.28	1.88	1.60	1.06	0.91	(a)
Portfolio turnover	2		40	7	3	0 (u)	0	(u)
Net assets at end of period (000 Omitted)	$47,958		$40,455	$71,253	$49,144	$32,963	$50

See Notes to Financial Statements

Financial Highlights – continued

MFS® GROWTH ALLOCATION FUND – continued

	Six months ended 11/30/09 (unaudited)		Years ended 5/31
			2009	2008	2007	2006	2005
Class 529A
Net asset value, beginning of period	$10.17		$14.83	$15.96	$13.81	$12.82	$11.90

Income (loss) from investment operations
Net investment income (d)	$0.05		$0.20	$0.20	$0.16	$0.13	$0.18
Net realized and unrealized gain (loss) on investments	1.84		(4.42)	(0.33)	2.47	1.25	0.91
Total from investment operations	$1.89		$(4.22)	$(0.13)	$2.63	$1.38	$1.09

Less distributions declared to shareholders
From net investment income	$—		$(0.26)	$(0.32)	$(0.26)	$(0.29)	$(0.17)
From net realized gain on investments	—		(0.18)	(0.68)	(0.22)	(0.10)	(0.00	)(w)
Total distributions declared to shareholders	$—		$(0.44)	$(1.00)	$(0.48)	$(0.39)	$(0.17)
Net asset value, end of period	$12.06		$10.17	$14.83	$15.96	$13.81	$12.82
Total return (%) (r)(s)(t)	18.58	(n)	(28.06)	(0.91)	19.32	10.80	9.17

Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)(h)	0.40	(a)	0.47	0.63	0.71	0.74	0.74
Expenses after expense reductions (f)(h)	0.40	(a)	0.47	0.63	0.69	0.70	0.70
Net investment income	0.93	(a)	1.86	1.31	1.10	0.91	1.48
Portfolio turnover	2		40	7	3	0 (u)	0	(u)
Net assets at end of period (000 Omitted)	$54,321		$42,897	$55,013	$49,948	$36,241	$26,537

	Six months ended 11/30/09 (unaudited)		Years ended 5/31
			2009	2008	2007	2006	2005
Class 529B
Net asset value, beginning of period	$10.02		$14.59	$15.72	$13.62	$12.65	$11.77

Income (loss) from investment operations
Net investment income (d)	$0.01		$0.12	$0.10	$0.07	$0.04	$0.11
Net realized and unrealized gain (loss) on investments	1.81		(4.33)	(0.33)	2.42	1.24	0.88
Total from investment operations	$1.82		$(4.21)	$(0.23)	$2.49	$1.28	$0.99

Less distributions declared to shareholders
From net investment income	$—		$(0.18)	$(0.22)	$(0.17)	$(0.21)	$(0.11)
From net realized gain on investments	—		(0.18)	(0.68)	(0.22)	(0.10)	(0.00	)(w)
Total distributions declared to shareholders	$—		$(0.36)	$(0.90)	$(0.39)	$(0.31)	$(0.11)
Net asset value, end of period	$11.84		$10.02	$14.59	$15.72	$13.62	$12.65
Total return (%) (r)(s)(t)	18.16	(n)	(28.54)	(1.56)	18.52	10.15	8.39

Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)(h)	1.15	(a)	1.14	1.28	1.36	1.39	1.39
Expenses after expense reductions (f)(h)	1.15	(a)	1.14	1.28	1.34	1.35	1.35
Net investment income	0.19	(a)	1.18	0.66	0.46	0.26	0.90
Portfolio turnover	2		40	7	3	0 (u)	0	(u)
Net assets at end of period (000 Omitted)	$31,869		$26,142	$34,861	$34,319	$25,755	$19,855

See Notes to Financial Statements

Financial Highlights – continued

MFS® GROWTH ALLOCATION FUND – continued

	Six months ended 11/30/09 (unaudited)		Years ended 5/31
			2009	2008	2007	2006	2005
Class 529C
Net asset value, beginning of period	$10.00		$14.57	$15.71	$13.62	$12.65	$11.76

Income (loss) from investment operations
Net investment income (d)	$0.01		$0.12	$0.10	$0.07	$0.04	$0.11
Net realized and unrealized gain (loss) on investments	1.81		(4.33)	(0.34)	2.42	1.25	0.89
Total from investment operations	$1.82		$(4.21)	$(0.24)	$2.49	$1.29	$1.00

Less distributions declared to shareholders
From net investment income	$—		$(0.18)	$(0.22)	$(0.18)	$(0.22)	$(0.11)
From net realized gain on investments	—		(0.18)	(0.68)	(0.22)	(0.10)	(0.00	)(w)
Total distributions declared to shareholders	$—		$(0.36)	$(0.90)	$(0.40)	$(0.32)	$(0.11)
Net asset value, end of period	$11.82		$10.00	$14.57	$15.71	$13.62	$12.65
Total return (%) (r)(s)(t)	18.20	(n)	(28.54)	(1.61)	18.50	10.20	8.48

Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)(h)	1.15	(a)	1.14	1.28	1.36	1.39	1.39
Expenses after expense reductions (f)(h)	1.15	(a)	1.14	1.28	1.34	1.35	1.35
Net investment income	0.19	(a)	1.12	0.67	0.45	0.26	0.91
Portfolio turnover	2		40	7	3	0 (u)	0	(u)
Net assets at end of period (000 Omitted)	$24,366		$19,471	$20,908	$20,282	$14,713	$10,688

Any redemption fees charged by the fund during the 2005 fiscal year resulted in a per share impact of less than $0.01.

(a)	Annualized.
(d)	Per share data is based on average shares outstanding.
(f)	Ratios do not reflect reductions from fees paid indirectly, if applicable.
(h)	In addition to the fees and expenses which the fund bears directly, the fund indirectly bears a pro rata share of the fees and expenses of the underlying funds in which the fund invests. Accordingly, the expense ratio for the fund reflects only those fees and expenses borne directly by the fund. Because the underlying funds have varied expense and fee levels and the fund may own different proportions of the underlying funds at different times, the amount of fees and expenses incurred indirectly by the fund will vary.
(i)	For the period from the class’ inception, April 1, 2005 (Classes R1, R3, and R4), through the stated period end.
(n)	Not annualized.
(r)	Certain expenses have been reduced without which performance would have been lower.
(s)	From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.
(t)	Total returns do not include any applicable sales charges.
(u)	Portfolio turnover is less than 1%.
(w)	Per share amount was less than $0.01.

See Notes to Financial Statements

Financial Highlights – continued

MFS® AGGRESSIVE GROWTH ALLOCATION FUND

The financial highlights table is intended to help you understand the fund’s financial performance for the semiannual period and the past 5 fiscal years (or life of a particular share class, if shorter). Certain information reflects financial results for a single fund share. The total returns in the table represent the rate by which an investor would have earned (or lost) on an investment in the fund share class (assuming reinvestment of all distributions) held for the entire period.

	Six months ended 11/30/09 (unaudited)		Years ended 5/31
			2009	2008	2007	2006	2005
Class A
Net asset value, beginning of period	$9.99		$15.80	$17.28	$14.44	$13.07	$12.12

Income (loss) from investment operations
Net investment income (d)	$(0.00	)(w)	$0.07	$0.06	$0.04	$0.00 (w)	$0.13
Net realized and unrealized gain (loss) on investments	2.02		(5.48)	(0.47)	3.16	1.69	0.96
Total from investment operations	$2.02		$(5.41)	$(0.41)	$3.20	$1.69	$1.09

Less distributions declared to shareholders
From net investment income	$—		$(0.16)	$(0.26)	$(0.12)	$(0.19)	$(0.14)
From net realized gain on investments	—		(0.24)	(0.81)	(0.24)	(0.13)	(0.00	)(w)
Total distributions declared to shareholders	$—		$(0.40)	$(1.07)	$(0.36)	$(0.32)	$(0.14)
Net asset value, end of period	$12.01		$9.99	$15.80	$17.28	$14.44	$13.07
Total return (%) (r)(s)(t)	20.22	(n)	(33.89)	(2.50)	22.45	12.94	8.98

Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)(h)	0.33	(a)	0.39	0.41	0.49	0.51	0.54
Expenses after expense reductions (f)(h)	0.33	(a)	0.39	0.41	0.45	0.45	0.45
Net investment income (loss)	(0.08	)(a)	0.69	0.37	0.23	0.02	1.06
Portfolio turnover	3		23	9	3	1	1
Net assets at end of period (000 Omitted)	$353,572		$302,094	$469,636	$513,017	$396,481	$293,814

	Six months ended 11/30/09 (unaudited)		Years ended 5/31
			2009	2008	2007	2006	2005
Class B
Net asset value, beginning of period	$9.83		$15.57	$17.03	$14.25	$12.92	$12.01

Income (loss) from investment operations
Net investment income (loss) (d)	$(0.05)		$0.00(w )	$(0.05)	$(0.06)	$(0.09)	$0.05
Net realized and unrealized gain (loss) on investments	1.99		(5.38)	(0.46)	3.11	1.67	0.94
Total from investment operations	$1.94		$(5.38)	$(0.51)	$3.05	$1.58	$0.99

Less distributions declared to shareholders
From net investment income	$—		$(0.12)	$(0.14)	$(0.03)	$(0.12)	$(0.08)
From net realized gain on investments	—		(0.24)	(0.81)	(0.24)	(0.13)	(0.00	)(w)
Total distributions declared to shareholders	$—		$(0.36)	$(0.95)	$(0.27)	$(0.25)	$(0.08)
Net asset value, end of period	$11.77		$9.83	$15.57	$17.03	$14.25	$12.92
Total return (%) (r)(s)(t)	19.74	(n)	(34.28)	(3.11)	21.60	12.21	8.20

Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)(h)	1.08	(a)	1.06	1.07	1.14	1.16	1.19
Expenses after expense reductions (f)(h)	1.08	(a)	1.06	1.06	1.10	1.10	1.10
Net investment income (loss)	(0.83	)(a)	0.02	(0.29)	(0.41)	(0.65)	0.42
Portfolio turnover	3		23	9	3	1	1
Net assets at end of period (000 Omitted)	$139,835		$125,014	$219,017	$263,272	$220,003	$159,948

See Notes to Financial Statements

Financial Highlights – continued

MFS® AGGRESSIVE GROWTH ALLOCATION FUND – continued

	Six months ended 11/30/09 (unaudited)		Years ended 5/31
			2009	2008	2007	2006	2005
Class C
Net asset value, beginning of period	$9.81		$15.55	$17.02	$14.24	$12.91	$11.99

Income (loss) from investment operations
Net investment income (loss) (d)	$(0.05)		$0.00(w )	$(0.05)	$(0.06)	$(0.09)	$0.05
Net realized and unrealized gain (loss) on investments	1.99		(5.38)	(0.46)	3.11	1.67	0.94
Total from investment operations	$1.94		$(5.38)	$(0.51)	$3.05	$1.58	$0.99

Less distributions declared to shareholders
From net investment income	$—		$(0.12)	$(0.15)	$(0.03)	$(0.12)	$(0.07)
From net realized gain on investments	—		(0.24)	(0.81)	(0.24)	(0.13)	(0.00	)(w)
Total distributions declared to shareholders	$—		$(0.36)	$(0.96)	$(0.27)	$(0.25)	$(0.07)
Net asset value, end of period	$11.75		$9.81	$15.55	$17.02	$14.24	$12.91
Total return (%) (r)(s)(t)	19.78	(n)	(34.31)	(3.13)	21.65	12.20	8.25

Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)(h)	1.08	(a)	1.06	1.07	1.14	1.16	1.19
Expenses after expense reductions (f)(h)	1.08	(a)	1.06	1.06	1.09	1.10	1.10
Net investment income (loss)	(0.83	)(a)	0.02	(0.28)	(0.42)	(0.65)	0.42
Portfolio turnover	3		23	9	3	1	1
Net assets at end of period (000 Omitted)	$133,164		$114,853	$190,963	$213,653	$162,999	$121,631

	Six months ended 11/30/09 (unaudited)		Years ended 5/31
			2009	2008	2007	2006	2005
Class I
Net asset value, beginning of period	$10.12		$15.97	$17.45	$14.57	$13.19	$12.22

Income (loss) from investment operations
Net investment income (d)	$0.01		$0.11	$0.12	$0.09	$0.05	$0.19
Net realized and unrealized gain (loss) on investments	2.05		(5.54)	(0.47)	3.20	1.70	0.95
Total from investment operations	$2.06		$(5.43)	$(0.35)	$3.29	$1.75	$1.14

Less distributions declared to shareholders
From net investment income	$—		$(0.18)	$(0.32)	$(0.17)	$(0.24)	$(0.17)
From net realized gain on investments	—		(0.24)	(0.81)	(0.24)	(0.13)	(0.00	)(w)
Total distributions declared to shareholders	$—		$(0.42)	$(1.13)	$(0.41)	$(0.37)	$(0.17)
Net asset value, end of period	$12.18		$10.12	$15.97	$17.45	$14.57	$13.19
Total return (%) (r)(s)	20.36	(n)	(33.61)	(2.13)	22.91	13.27	9.34

Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)(h)	0.08	(a)	0.06	0.06	0.14	0.16	0.19
Expenses after expense reductions (f)(h)	0.08	(a)	0.06	0.06	0.10	0.10	0.10
Net investment income	0.16	(a)	1.02	0.73	0.58	0.34	1.48
Portfolio turnover	3		23	9	3	1	1
Net assets at end of period (000 Omitted)	$22,440		$42,422	$60,291	$60,173	$49,636	$37,069

See Notes to Financial Statements

Financial Highlights – continued

MFS® AGGRESSIVE GROWTH ALLOCATION FUND – continued

	Six months ended 11/30/09 (unaudited)		Years ended 5/31
			2009	2008	2007	2006	2005 (i)
Class R1
Net asset value, beginning of period	$9.65		$15.32	$16.86	$14.15	$12.92	$12.93

Income (loss) from investment operations
Net investment income (loss) (d)	$(0.04)		$0.00 (w)	$(0.05)	$(0.08)	$(0.11)	$(0.03)
Net realized and unrealized gain (loss) on investments	1.95		(5.31)	(0.47)	3.10	1.66	0.02
Total from investment operations	$1.91		$(5.31)	$(0.52)	$3.02	$1.55	$(0.01)

Less distributions declared to shareholders
From net investment income	$—		$(0.12)	$(0.21)	$(0.07)	$(0.19)	$—
From net realized gain on investments	—		(0.24)	(0.81)	(0.24)	(0.13)	—
Total distributions declared to shareholders	$—		$(0.36)	$(1.02)	$(0.31)	$(0.32)	$—
Net asset value, end of period	$11.56		$9.65	$15.32	$16.86	$14.15	$12.92
Total return (%) (r)(s)	19.79	(n)	(34.31)	(3.21)	21.58	12.03	(0.08	)(n)

Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)(h)	1.08	(a)	1.06	1.13	1.31	1.36	1.39	(a)
Expenses after expense reductions (f)(h)	1.08	(a)	1.06	1.13	1.19	1.21	1.30	(a)
Net investment income (loss)	(0.83	)(a)	0.03	(0.31)	(0.54)	(0.79)	(1.29	)(a)
Portfolio turnover	3		23	9	3	1	1
Net assets at end of period (000 Omitted)	$21,418		$18,424	$26,092	$12,146	$4,093	$50

	Six months ended 11/30/09 (unaudited)		Years ended 5/31
			2009	2008	2007	2006	2005
Class R2
Net asset value, beginning of period	$9.82		$15.55	$17.06	$14.29	$12.98	$12.09

Income (loss) from investment operations
Net investment income (loss) (d)	$(0.02)		$0.06	$0.02	$(0.02)	$(0.05)	$0.03
Net realized and unrealized gain (loss) on investments	1.99		(5.39)	(0.47)	3.14	1.67	1.00
Total from investment operations	$1.97		$(5.33)	$(0.45)	$3.12	$1.62	$1.03

Less distributions declared to shareholders
From net investment income	$—		$(0.16)	$(0.25)	$(0.11)	$(0.18)	$(0.14)
From net realized gain on investments	—		(0.24)	(0.81)	(0.24)	(0.13)	(0.00	)(w)
Total distributions declared to shareholders	$—		$(0.40)	$(1.06)	$(0.35)	$(0.31)	$(0.14)
Net asset value, end of period	$11.79		$9.82	$15.55	$17.06	$14.29	$12.98
Total return (%) (r)(s)	20.06	(n)	(33.94)	(2.77)	22.12	12.52	8.54

Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)(h)	0.58	(a)	0.56	0.64	0.86	0.91	0.94
Expenses after expense reductions (f)(h)	0.58	(a)	0.56	0.64	0.74	0.77	0.85
Net investment income (loss)	(0.33	)(a)	0.53	0.16	(0.13)	(0.38)	0.31
Portfolio turnover	3		23	9	3	1	1
Net assets at end of period (000 Omitted)	$80,503		$68,324	$97,410	$45,727	$11,483	$1,978

See Notes to Financial Statements

Financial Highlights – continued

MFS® AGGRESSIVE GROWTH ALLOCATION FUND – continued

	Six months ended 11/30/09 (unaudited)		Years ended 5/31
			2009	2008	2007	2006	2005 (i)
Class R3
Net asset value, beginning of period	$9.94		$15.71	$17.19	$14.39	$13.07	$13.06

Income (loss) from investment operations
Net investment income (loss) (d)	$(0.00	)(w)	$0.08	$0.06	$0.02	$(0.02)	$(0.01)
Net realized and unrealized gain (loss) on investments	2.00		(5.44)	(0.47)	3.16	1.69	0.02
Total from investment operations	$2.00		$(5.36)	$(0.41)	$3.18	$1.67	$0.01

Less distributions declared to shareholders
From net investment income	$—		$(0.17)	$(0.26)	$(0.14)	$(0.22)	$—
From net realized gain on investments	—		(0.24)	(0.81)	(0.24)	(0.13)	—
Total distributions declared to shareholders	$—		$(0.41)	$(1.07)	$(0.38)	$(0.35)	$—
Net asset value, end of period	$11.94		$9.94	$15.71	$17.19	$14.39	$13.07
Total return (%) (r)(s)	20.12	(n)	(33.78)	(2.47)	22.41	12.82	0.08	(n)

Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)(h)	0.33	(a)	0.31	0.40	0.54	0.56	0.59	(a)
Expenses after expense reductions (f)(h)	0.33	(a)	0.31	0.40	0.49	0.50	0.50	(a)
Net investment income (loss)	(0.08	)(a)	0.77	0.40	0.14	(0.15)	(0.50	)(a)
Portfolio turnover	3		23	9	3	1	1
Net assets at end of period (000 Omitted)	$51,352		$41,092	$57,129	$45,124	$7,251	$50

	Six months ended 11/30/09 (unaudited)		Years ended 5/31
			2009	2008	2007	2006	2005(i)
Class R4
Net asset value, beginning of period	$10.00		$15.80	$17.28	$14.43	$13.07	$13.06

Income (loss) from investment operations
Net investment income (loss) (d)	$0.01		$0.11	$0.11	$0.07	$(0.01)	$(0.00	)(w)
Net realized and unrealized gain (loss) on investments	2.03		(5.49)	(0.48)	3.18	1.74	0.01
Total from investment operations	$2.04		$(5.38)	$(0.37)	$3.25	$1.73	$0.01

Less distributions declared to shareholders
From net investment income	$—		$(0.18)	$(0.30)	$(0.16)	$(0.24)	$—
From net realized gain on investments	—		(0.24)	(0.81)	(0.24)	(0.13)	—
Total distributions declared to shareholders	$—		$(0.42)	$(1.11)	$(0.40)	$(0.37)	$—
Net asset value, end of period	$12.04		$10.00	$15.80	$17.28	$14.43	$13.07
Total return (%) (r)(s)	20.40	(n)	(33.66)	(2.24)	22.81	13.23	0.08	(n)

Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)(h)	0.08	(a)	0.06	0.12	0.24	0.26	0.29	(a)
Expenses after expense reductions (f)(h)	0.08	(a)	0.06	0.12	0.20	0.20	0.20	(a)
Net investment income (loss)	0.17	(a)	1.00	0.67	0.47	(0.07)	(0.19	)(a)
Portfolio turnover	3		23	9	3	1	1
Net assets at end of period (000 Omitted)	$55,193		$45,153	$93,828	$84,407	$67,013	$50
See Notes to Financial Statements

Financial Highlights – continued

MFS® AGGRESSIVE GROWTH ALLOCATION FUND – continued

	Six months ended 11/30/09 (unaudited)		Years ended 5/31
			2009	2008	2007		2006	2005
Class 529A
Net asset value, beginning of period	$9.94		$15.71	$17.20	$14.38		$13.03	$12.10

Income (loss) from investment operations
Net investment income (loss) (d)	$(0.01)		$0.06	$0.02	$(0.00	)(w)	$(0.04)	$0.09
Net realized and unrealized gain (loss) on investments	2.02		(5.44)	(0.48)	3.15		1.69	0.96
Total from investment operations	$2.01		$(5.38)	$(0.46)	$3.15		$1.65	$1.05

Less distributions declared to shareholders
From net investment income	$—		$(0.15)	$(0.22)	$(0.09)		$(0.17)	$(0.12)
From net realized gain on investments	—		(0.24)	(0.81)	(0.24)		(0.13)	(0.00	)(w)
Total distributions declared to shareholders	$—		$(0.39)	$(1.03)	$(0.33)		$(0.30)	$(0.12)
Net asset value, end of period	$11.95		$9.94	$15.71	$17.20		$14.38	$13.03
Total return (%) (r)(s)(t)	20.22	(n)	(33.91)	(2.78)	22.16		12.66	8.66

Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)(h)	0.43	(a)	0.49	0.64	0.74		0.76	0.79
Expenses after expense reductions (f)(h)	0.43	(a)	0.49	0.64	0.70		0.70	0.70
Net investment income (loss)	(0.18	)(a)	0.60	0.15	(0.02)		(0.25)	0.75
Portfolio turnover	3		23	9	3		1	1
Net assets at end of period (000 Omitted)	$33,286		$29,040	$45,509	$44,563		$31,747	$22,247

	Six months ended 11/30/09 (unaudited)		Years ended 5/31
			2009	2008	2007		2006	2005
Class 529B
Net asset value, beginning of period	$9.73		$15.41	$16.87	$14.12		$12.82	$11.92

Income (loss) from investment operations
Net investment income (loss) (d)	$(0.05)		$(0.01)	$(0.08)	$(0.10)		$(0.12)	$0.02
Net realized and unrealized gain (loss) on investments	1.96		(5.33)	(0.46)	3.09		1.64	0.93
Total from investment operations	$1.91		$(5.34)	$(0.54)	$2.99		$1.52	$0.95

Less distributions declared to shareholders
From net investment income	$—		$(0.10)	$(0.11)	$—		$(0.09)	$(0.05)
From net realized gain on investments	—		(0.24)	(0.81)	(0.24)		(0.13)	(0.00	)(w)
Total distributions declared to shareholders	$—		$(0.34)	$(0.92)	$(0.24)		$(0.22)	$(0.05)
Net asset value, end of period	$11.64		$9.73	$15.41	$16.87		$14.12	$12.82
Total return (%) (r)(s)(t)	19.63	(n)	(34.34)	(3.32)	21.37		11.82	7.98

Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)(h)	1.18	(a)	1.16	1.29	1.39		1.41	1.44
Expenses after expense reductions (f)(h)	1.18	(a)	1.16	1.29	1.35		1.35	1.35
Net investment income (loss)	(0.92	)(a)	(0.07)	(0.51)	(0.66)		(0.89)	0.18
Portfolio turnover	3		23	9	3		1	1
Net assets at end of period (000 Omitted)	$13,048		$12,555	$24,237	$26,887		$22,559	$17,698

See Notes To Financial Statements

Financial Highlights – continued

MFS® AGGRESSIVE GROWTH ALLOCATION FUND – continued

	Six months ended 11/30/09 (unaudited)		Years ended 5/31
			2009	2008	2007		2006	2005
Class 529C
Net asset value, beginning of period	$9.71		$15.40	$16.88	$14.13		$12.83	$11.94

Income (loss) from investment operations
Net investment income (loss) (d)	$(0.05)		$(0.01)	$(0.08)	$(0.10)		$(0.13)	$0.02
Net realized and unrealized gain (loss) on investments	1.96		(5.33)	(0.47)	3.09		1.66	0.93
Total from investment operations	$1.91		$(5.34)	$(0.55)	$2.99		$1.53	$0.95

Less distributions declared to shareholders
From net investment income	$—		$(0.11)	$(0.12)	$(0.00	)(w)	$(0.10)	$(0.06)
From net realized gain on investments	—		(0.24)	(0.81)	(0.24)		(0.13)	(0.00	)(w)
Total distributions declared to shareholders	$—		$(0.35)	$(0.93)	$(0.24)		$(0.23)	$(0.06)
Net asset value, end of period	$11.62		$9.71	$15.40	$16.88		$14.13	$12.83
Total return (%) (r)(s)(t)	19.67	(n)	(34.34)	(3.37)	21.39		11.94	7.95

Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)(h)	1.18	(a)	1.16	1.29	1.39		1.41	1.44
Expenses after expense reductions (f)(h)	1.18	(a)	1.16	1.29	1.34		1.35	1.35
Net investment income (loss)	(0.93	)(a)	(0.10)	(0.51)	(0.69)		(0.90)	0.18
Portfolio turnover	3		23	9	3		1	1
Net assets at end of period (000 Omitted)	$11,308		$9,701	$12,991	$12,982		$8,460	$5,221

Any redemption fees charged by the fund during the 2005 fiscal years resulted in a per share impact of less than $0.01.

(a)	Annualized.
(d)	Per share data is based on average shares outstanding.
(f)	Ratios do not reflect reductions from fees paid indirectly, if applicable.
(h)	In addition to the fees and expenses which the fund bears directly, the fund indirectly bears a pro rata share of the fees and expenses of the underlying funds in which the fund invests. Accordingly, the expense ratio for the fund reflects only those fees and expenses borne directly by the fund. Because the underlying funds have varied expense and fee levels and the fund may own different proportions of the underlying funds at different times, the amount of fees and expenses incurred indirectly by the fund will vary.
(i)	For the period from the class’ inception, April 1, 2005 (Classes R1, R3, and R4), through the stated period end.
(n)	Not annualized.
(r)	Certain expenses have been reduced without which performance would have been lower.
(s)	From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.
(t)	Total returns do not include any applicable sales charges.
(w)	Per share amount was less than $0.01.

See Notes to Financial Statements

NOTES TO FINANCIAL STATEMENTS

(unaudited)

(1)	Business and Organization

MFS Conservative Allocation Fund, MFS Moderate Allocation Fund, MFS Growth Allocation Fund, and MFS Aggressive Growth Allocation Fund (the funds) are each a series of MFS Series Trust X (the trust). The trust is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company.

(2)	Significant Accounting Policies

General – The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates. In the preparation of these financial statements, management has evaluated subsequent events occurring after the date of the fund’s Statement of Assets and Liabilities through January 15, 2010 which is the date that the financial statements were issued.

Each fund is a “fund of funds”, which invests the majority of its assets in other MFS mutual funds (underlying funds), which may have different fiscal year ends than the funds. The underlying funds, in turn, may engage in a number of investment techniques and practices, which involve certain risks. Additional information, including each underlying fund’s accounting policies, is outlined in the underlying fund’s financial statements which are available upon request.

Investment Valuations – Open-end investment companies (underlying funds) are generally valued at their net asset value per share. Short-term instruments with a maturity at issuance of 60 days or less generally are valued at amortized cost, which approximates market value. The investments of underlying funds managed by the adviser are valued as described below. For purposes of this policy disclosure, “fund” refers to the underlying fund in which the fund of fund invests.

Equity securities, including restricted equity securities, are generally valued at the last sale or official closing price as provided by a third-party pricing service on the market or exchange on which they are primarily traded. Equity securities, for which there were no sales reported that day, are generally valued at the last quoted daily bid quotation as provided by a third-party pricing service on the market or exchange on which such securities are primarily traded. Equity securities held short, for which there were no sales reported for that day, are generally valued at the last quoted daily ask quotation as provided by a third-party pricing service on the market or exchange on which such securities are primarily traded. Debt instruments and floating rate loans (other than short-term instruments), including restricted debt instruments, are generally valued at an evaluated or composite bid as provided by a third-party pricing service. Short-term instruments with a maturity at issuance of 60 days or less generally are valued at amortized cost, which approximates market value. Exchange-traded options are generally valued at the last sale or official closing price as provided by a third-party pricing service on the exchange on which such options are primarily traded. Exchange-traded options for which there were no sales reported that day are generally valued at the last daily bid quotation as provided by a third-party pricing service on the exchange on which such options are primarily traded. Options not traded on an exchange are generally valued at a broker/dealer bid quotation. Foreign currency options are generally valued using an external pricing model that uses market data from a third-party source. Futures contracts are generally valued at last posted settlement price as provided by a third-party pricing service on the market on which they are primarily traded. Futures contracts for which there were no trades that day for a particular position are generally valued at the closing bid quotation as provided by a third-party pricing service on the market on which such futures contracts are primarily traded. Forward foreign currency contracts are generally valued at the mean of bid and asked prices for the time period interpolated from rates provided by a third-party pricing service for proximate time periods. Swaps are generally valued at valuations provided by a third-party pricing service. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. Values obtained from third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates provided by a third-party pricing service.

The Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments (including any fair valuation) to the adviser pursuant to valuation policies and procedures approved by the Board. If the adviser determines that reliable market quotations are not readily available, investments are valued at fair value as determined in good faith by the adviser in accordance with such procedures under the oversight of the Board of Trustees. Under the fund’s valuation policies and procedures, market quotations are not considered to be readily available for most types of debt instruments and floating rate loans and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services. In addition, investments may be valued at fair value if the adviser

Notes to Financial Statements (unaudited) – continued

determines that an investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halting of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. Events that occur on a frequent basis after foreign markets close (such as developments in foreign markets and significant movements in the U.S. markets) and prior to the determination of the fund’s net asset value may be deemed to have a material affect on the value of securities traded in foreign markets. Accordingly, the fund’s foreign equity securities may often be valued at fair value. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.

Various inputs are used in determining the value of the fund’s assets or liabilities carried at market value. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment’s level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund’s assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes unobservable inputs, which may include the adviser’s own assumptions in determining the fair value of investments. Other financial instruments are derivative instruments not reflected in total investments, such as futures, forwards, swap contracts, and written options. The following is a summary of the levels used as of November 30, 2009 in valuing the fund’s assets or liabilities carried at market value:

	Level 1	Level 2	Level 3	Total
MFS® Conservative Allocation Fund
Investments at Value
Mutual Funds	$818,980,748	$—	$—	$818,980,748
Short-Term Securities	—	883,000	—	883,000
Total Investments	$818,980,748	$883,000	$—	$819,863,748

MFS® Moderate Allocation Fund
Investments at Value
Mutual Funds	$1,877,842,618	$—	$—	$1,877,842,618
Short-Term Securities	—	120,000	—	120,000
Total Investments	$1,877,842,618	$120,000	$—	$1,877,962,618

MFS® Growth Allocation Fund
Investments at Value
Mutual Funds	$2,074,880,543	$—	$—	$2,074,880,543

MFS® Aggressive Growth Allocation Fund
Investments at Value
Mutual Funds	$915,546,310	$—	$—	$915,546,310

For further information regarding security characteristics, see the Portfolio of Investments.

Repurchase Agreements – Each fund may enter into repurchase agreements with approved counterparties. Each repurchase agreement is recorded at cost. The fund requires that the securities collateral in a repurchase transaction be transferred to a custodian. Each fund monitors, on a daily basis, the value of the collateral to ensure that its value, including accrued interest, is greater than amounts owed to the fund under each such repurchase agreement. The fund and other funds managed by MFS may utilize a joint trading account for the purpose of entering into one or more repurchase agreements.

Derivatives – Each fund invests in underlying funds that may use derivatives for different purposes, including to earn income and enhance returns, to increase or decrease exposure to a particular market, to manage or adjust the risk profile of the underlying funds, or as alternatives to direct investments. Derivatives may be used for hedging or non-hedging purposes. While hedging can reduce or eliminate losses, it can also reduce or eliminate gains. When the underlying funds use derivatives as an

Notes to Financial Statements (unaudited) – continued

investment to increase market exposure, or for hedging purposes, gains and losses from derivative instruments may be substantially greater than the derivative’s original cost.

Derivative instruments include written options, purchased options, futures contracts, forward foreign currency exchange contracts, and swap agreements. For the six months ended November 30, 2009, none of the funds invested in any derivative instruments and accordingly there is no impact to the financial statements.

Indemnifications – Under each fund’s organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the fund. Additionally, in the normal course of business, each fund enters into agreements with service providers that may contain indemnification clauses. Each fund’s maximum exposure under these agreements is unknown as this would involve future claims that may be made against the fund that have not yet occurred.

Investment Transactions and Income – Investment transactions are recorded on the trade date. Interest income is recorded on an accrual basis. All premium and discount is amortized or accreted for financial statement purposes in accordance with U.S. generally accepted accounting principles. Distributions of income and capital gains from the underlying funds are recorded on the ex-dividend date. Recognition of net investment income by each fund is affected by the timing of the declaration of dividends by the underlying funds in which each fund invests. In determining the net gain or loss on securities sold, the cost of securities is determined on the identified cost basis.

Each fund may receive proceeds from litigation settlements. Any proceeds received from litigation involving portfolio holdings are reflected in the Statement of Operations in realized gain/loss if the security has been disposed of by the fund or in unrealized gain/loss if the security is still held by the fund. Any other proceeds from litigation not related to portfolio holdings are reflected as other income in the Statement of Operations.

Fees Paid Indirectly – Each fund’s custody fee may be reduced according to an arrangement that measures the value of cash deposited with the custodian by the fund. For the six months ended November 30, 2009, custody fees were not reduced.

Tax Matters and Distributions – Each fund intends to qualify as a regulated investment company, as defined under Subchapter M of the Internal Revenue Code, and to distribute all of its taxable income, including realized capital gains. As a result, no provision for federal income tax is required. Each fund’s federal tax returns for the prior three fiscal years remain subject to examination by the Internal Revenue Service. Foreign taxes, if any, have been accrued by the fund in the accompanying financial statements.

Distributions to shareholders are recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from U.S. generally accepted accounting principles. Certain capital accounts in the financial statements are periodically adjusted for permanent differences in order to reflect their tax character. These adjustments have no impact on net assets or net asset value per share. Temporary differences which arise from recognizing certain items of income, expense, gain or loss in different periods for financial statement and tax purposes will reverse at some time in the future. Distributions in excess of net investment income or net realized gains are temporary overdistributions for financial statement purposes resulting from differences in the recognition or classification of income or distributions for financial statement and tax purposes.

Book/tax differences primarily relate to wash sale loss deferrals and treating a portion of the proceeds from redemptions as a distribution for tax purposes.

The tax character of distributions declared to shareholders for the last fiscal year is as follows:

Year ended 5/31/09	MFS® Conservative Allocation Fund	MFS® Moderate Allocation Fund	MFS® Growth Allocation Fund	MFS® Aggressive Growth Allocation Fund
Ordinary income (including any short-term capital gains)	$21,244,350	$50,180,316	$41,711,956	$11,737,110
Long-term capital gain	4,818,851	13,487,864	32,101,812	19,057,872
Total distributions	$26,063,201	$63,668,180	$73,813,768	$30,794,982

Notes to Financial Statements (unaudited) – continued

The federal tax cost and the tax basis components of distributable earnings were as follows:

As of 11/30/09	MFS® Conservative Allocation Fund	MFS® Moderate Allocation Fund	MFS® Growth Allocation Fund	MFS® Aggressive Growth Allocation Fund
Cost of investments	$733,289,973	$1,688,803,392	$1,922,685,577	$824,928,973
Gross appreciation	86,573,775	193,162,532	297,358,092	105,273,929
Gross depreciation	—	(4,003,306)	(145,163,126)	(14,656,592)
Net unrealized appreciation (depreciation)	$86,573,775	$189,159,226	$152,194,966	$90,617,337

As of 5/31/09
Undistributed ordinary income	8,728,514	22,300,394	21,509,334	4,120,784
Capital loss carryforwards	(1,687,425)	(9,120,984)	(14,453,899)	(9,280,635)
Post-October capital loss deferral	(45,339,213)	(145,333,245)	(231,670,964)	(147,704,618)
Other temporary differences	(23,989)	(15,313)	(35,488)	(5,577)
Net unrealized appreciation (depreciation)	1,832,267	(58,655,543)	(167,283,014)	(74,324,612)

The aggregate cost above includes prior fiscal year end tax adjustments.

As of May 31, 2009, the funds had capital loss carryforwards available to offset future realized gains. Such losses expire as follows:

Expiration Date	MFS® Conservative Allocation Fund	MFS® Moderate Allocation Fund	MFS® Growth Allocation Fund	MFS® Aggressive Growth Allocation Fund
5/31/17	$(1,687,425)	$(9,120,984)	$(14,453,899)	$(9,280,635)

Multiple Classes of Shares of Beneficial Interest – Each fund offers multiple classes of shares, which differ in their respective distribution, service and program manager fees. Each fund’s income, realized and unrealized gain (loss), and common expenses are allocated to shareholders based on the daily net assets of each class. Dividends are declared separately for each class. Differences in per share dividend rates are generally due to differences in separate class expenses. Class B and Class 529B shares will convert to Class A and Class 529A shares, respectively, approximately eight years after purchase. Each fund’s distributions declared to shareholders as reported on the Statements of Changes in Net Assets are presented by class as follows:

From net investment income

	MFS® Conservative Allocation Fund		MFS® Moderate Allocation Fund		MFS® Growth Allocation Fund		MFS® Aggressive Growth Allocation Fund
	Six months ended 11/30/09	Year ended 05/31/09	Six months ended 11/30/09	Year ended 05/31/09	Six months ended 11/30/09	Year ended 05/31/09	Six months ended 11/30/09	Year ended 05/31/09
Class A	$—	$8,821,482	$—	$20,987,561	$—	$18,849,570	$—	$4,682,998
Class B	—	3,087,646	—	8,471,749	—	6,626,424	—	1,512,369
Class C	—	3,433,186	—	7,843,266	—	5,923,539	—	1,371,102
Class I	—	983,605	—	1,323,091	—	1,508,419	—	702,125
Class R1	—	357,934	—	780,511	—	601,863	—	221,945
Class R2	—	1,607,303	—	3,877,931	—	3,082,417	—	1,017,376
Class R3	—	820,645	—	2,899,840	—	1,899,436	—	605,722
Class R4	—	705,086	—	2,143,365	—	1,422,522	—	946,334
Class 529A	—	812,050	—	1,037,971	—	1,028,130	—	425,348
Class 529B	—	223,860	—	465,507	—	440,936	—	145,926
Class 529C	—	386,649	—	343,934	—	278,804	—	100,918
Total	$—	$21,239,446	$—	$50,174,726	$—	$41,662,060	$—	$11,732,163

Notes to Financial Statements (unaudited) – continued

From net realized gain on investments

	MFS® Conservative Allocation Fund		MFS® Moderate Allocation Fund		MFS® Growth Allocation Fund		MFS® Aggressive Growth Allocation Fund
	Six months ended 11/30/09	Year ended 05/31/09	Six months ended 11/30/09	Year ended 05/31/09	Six months ended 11/30/09	Year ended 05/31/09	Six months ended 11/30/09	Year ended 05/31/09
Class A	$—	$1,827,875	$—	$5,078,332	$—	$12,570,944	$—	$6,948,479
Class B	—	838,395	—	2,765,232	—	6,700,886	—	3,127,587
Class C	—	899,859	—	2,499,099	—	5,856,546	—	2,779,413
Class I	—	184,152	—	283,792	—	860,441	—	915,259
Class R1	—	92,956	—	234,853	—	551,595	—	425,075
Class R2	—	344,821	—	969,884	—	2,145,154	—	1,537,611
Class R3	—	164,287	—	673,748	—	1,206,402	—	862,965
Class R4	—	132,007	—	459,735	—	811,443	—	1,233,599
Class 529A	—	177,053	—	261,213	—	721,223	—	680,635
Class 529B	—	56,818	—	155,390	—	449,630	—	341,049
Class 529C	—	105,532	—	112,176	—	277,444	—	211,147
Total	$—	$4,823,755	$—	$13,493,454	$—	$32,151,708	$—	$19,062,819

(3)	Transactions with Affiliates

Investment Adviser – Each fund has an investment advisory agreement with MFS to provide overall investment management and related administrative services and facilities to the funds. MFS receives no compensation under this agreement; however MFS receives management fees from the underlying MFS funds.

The investment adviser has agreed in writing to pay a portion of each fund’s operating expenses, exclusive of distribution and service fees, program manager fees, interest, taxes, extraordinary expenses, brokerage and transaction costs and investment-related expenses, such that operating expenses do not exceed 0.10% annually of each fund’s average daily net assets. This written agreement will continue until modified by each fund’s Board of Trustees, but such agreement will continue at least until September 30, 2010. For the six months ended November 30, 2009, each fund’s actual operating expenses did not exceed the limit and therefore, the investment adviser did not pay any portion of each fund’s expenses.

In addition to the fees and expenses which each fund bears directly, each fund indirectly bears a pro rata share of the fees and expenses of the underlying funds in which a fund invests. Accordingly, the expense ratio for each fund reflects only those fees and expenses borne directly by each fund.

Distributor – MFS Fund Distributors, Inc. (MFD), a wholly-owned subsidiary of MFS, as distributor, received the following amounts for the six months ended November 30, 2009, as its portion of the initial sales charge on sales of Class A and Class 529A shares of each fund:

	MFS® Conservative Allocation Fund	MFS® Moderate Allocation Fund	MFS® Growth Allocation Fund	MFS® Aggressive Growth Allocation Fund
Class A	$156,966	$239,022	$225,706	$69,605
Class 529A	9,618	19,580	21,785	18,257

The Board of Trustees has adopted a distribution plan for certain class shares pursuant to Rule 12b-1 of the Investment Company Act of 1940.

Each fund’s distribution plan provides that the fund will pay MFD for services provided by MFD and financial intermediaries in connection with the distribution and servicing of certain share classes. One component of the plan is a distribution fee paid to MFD and another component of the plan is a service fee paid to MFD. MFD may subsequently pay all, or a portion, of the distribution and/or service fees to financial intermediaries.

Distribution Plan Fee Table:

	CLASS A
	Distribution Fee Rate (d)	Service Fee Rate (d)	Total Distribution Plan (d)	Annual Effective Rate (e)	Distribution and Service Fee
MFS® Conservative Allocation Fund	—	0.25%	0.25%	0.25%	$368,779
MFS® Moderate Allocation Fund	—	0.25%	0.25%	0.25%	846,552
MFS® Growth Allocation Fund	—	0.25%	0.25%	0.25%	985,505
MFS® Aggressive Growth Allocation Fund	—	0.25%	0.25%	0.25%	414,925

Notes to Financial Statements (unaudited) – continued

	CLASS B
	Distribution Fee Rate (d)	Service Fee Rate (d)	Total Distribution Plan (d)	Annual Effective Rate (e)	Distribution and Service Fee
MFS® Conservative Allocation Fund	0.75%	0.25%	1.00%	1.00%	$581,992
MFS® Moderate Allocation Fund	0.75%	0.25%	1.00%	1.00%	1,691,195
MFS® Growth Allocation Fund	0.75%	0.25%	1.00%	1.00%	1,912,073
MFS® Aggressive Growth Allocation Fund	0.75%	0.25%	1.00%	1.00%	672,395

	CLASS C
	Distribution Fee Rate (d)	Service Fee Rate (d)	Total Distribution Plan (d)	Annual Effective Rate (e)	Distribution and Service Fee
MFS® Conservative Allocation Fund	0.75%	0.25%	1.00%	1.00%	$712,988
MFS® Moderate Allocation Fund	0.75%	0.25%	1.00%	1.00%	1,662,963
MFS® Growth Allocation Fund	0.75%	0.25%	1.00%	1.00%	1,766,502
MFS® Aggressive Growth Allocation Fund	0.75%	0.25%	1.00%	1.00%	629,051

	CLASS R1
	Distribution Fee Rate (d)	Service Fee Rate (d)	Total Distribution Plan (d)	Annual Effective Rate (e)	Distribution and Service Fee
MFS® Conservative Allocation Fund	0.75%	0.25%	1.00%	1.00%	$71,592
MFS® Moderate Allocation Fund	0.75%	0.25%	1.00%	1.00%	158,143
MFS® Growth Allocation Fund	0.75%	0.25%	1.00%	1.00%	175,791
MFS® Aggressive Growth Allocation Fund	0.75%	0.25%	1.00%	1.00%	101,293

	CLASS R2
	Distribution Fee Rate (d)	Service Fee Rate (d)	Total Distribution Plan (d)	Annual Effective Rate (e)	Distribution and Service Fee
MFS® Conservative Allocation Fund	0.25%	0.25%	0.50%	0.50%	$140,380
MFS® Moderate Allocation Fund	0.25%	0.25%	0.50%	0.50%	332,888
MFS® Growth Allocation Fund	0.25%	0.25%	0.50%	0.50%	351,540
MFS® Aggressive Growth Allocation Fund	0.25%	0.25%	0.50%	0.50%	189,858

	CLASS R3
	Distribution Fee Rate (d)	Service Fee Rate (d)	Total Distribution Plan (d)	Annual Effective Rate (e)	Distribution and Service Fee
MFS® Conservative Allocation Fund	—	0.25%	0.25%	0.25%	$35,483
MFS® Moderate Allocation Fund	—	0.25%	0.25%	0.25%	118,232
MFS® Growth Allocation Fund	—	0.25%	0.25%	0.25%	101,511
MFS® Aggressive Growth Allocation Fund	—	0.25%	0.25%	0.25%	59,374

	CLASS 529A
	Distribution Fee Rate (d)	Service Fee Rate (d)	Total Distribution Plan (d)	Annual Effective Rate (e)	Distribution and Service Fee
MFS® Conservative Allocation Fund	—	0.25%	0.25%	0.25%	$35,833
MFS® Moderate Allocation Fund	—	0.25%	0.25%	0.25%	46,773
MFS® Growth Allocation Fund	—	0.25%	0.25%	0.25%	61,394
MFS® Aggressive Growth Allocation Fund	—	0.25%	0.25%	0.25%	39,329

	CLASS 529B
	Distribution Fee Rate (d)	Service Fee Rate (d)	Total Distribution Plan (d)	Annual Effective Rate (e)	Distribution and Service Fee
MFS® Conservative Allocation Fund	0.75%	0.25%	1.00%	1.00%	$55,323
MFS® Moderate Allocation Fund	0.75%	0.25%	1.00%	1.00%	103,101
MFS® Growth Allocation Fund	0.75%	0.25%	1.00%	1.00%	146,484
MFS® Aggressive Growth Allocation Fund	0.75%	0.25%	1.00%	1.00%	64,803

Notes to Financial Statements (unaudited) – continued

	CLASS 529C
	Distribution Fee Rate (d)	Service Fee Rate (d)	Total Distribution Plan (d)	Annual Effective Rate (e)	Distribution and Service Fee
MFS® Conservative Allocation Fund	0.75%	0.25%	1.00%	1.00%	$89,061
MFS® Moderate Allocation Fund	0.75%	0.25%	1.00%	1.00%	87,797
MFS® Growth Allocation Fund	0.75%	0.25%	1.00%	1.00%	109,993
MFS® Aggressive Growth Allocation Fund	0.75%	0.25%	1.00%	1.00%	52,695

	MFS® Conservative Allocation Fund	MFS® Moderate Allocation Fund	MFS® Growth Allocation Fund	MFS® Aggressive Growth Allocation Fund
Total Distribution and Service Fees	$2,091,431	$5,047,644	$5,610,793	$2,223,723

(d)	In accordance with the distribution plan for certain classes, each fund pays distribution and/or service fees equal to these annual percentage rates of each class’ average daily net assets. The distribution and service fee rates disclosed by class represent the current rates in effect at the end of the reporting period. Any rate changes, if applicable, are detailed below.
(e)	The annual effective rates represent actual fees incurred under the distribution plan for the six months ended November 30, 2009 based on each class’ average daily net assets.

Certain Class A shares purchased prior to September 1, 2008 are subject to a contingent deferred sales charge (CDSC) in the event of a shareholder redemption within 12 months of purchase. Certain Class A shares purchased on or subsequent to September 1, 2008 are subject to a CDSC in the event of a shareholder redemption within 24 months of purchase. Class C and Class 529C shares are subject to a CDSC in the event of a shareholder redemption within 12 months of purchase. Class B and Class 529B shares are subject to a CDSC in the event of a shareholder redemption within six years of purchase. All contingent deferred sales charges are paid to MFD and during the six months ended November 30, 2009, were as follows:

	MFS® Conservative Allocation Fund	MFS® Moderate Allocation Fund	MFS® Growth Allocation Fund	MFS® Aggressive Growth Allocation Fund
Class A	$3	$45	$141	$81
Class B	76,025	238,872	249,250	103,996
Class C	5,361	10,217	14,940	7,627
Class 529B	1,048	3,751	6,928	3,626
Class 529C	40	31	62	12

Each fund has entered into and may from time to time enter into contracts with program managers and other parties which administer the tuition programs through which an investment in the fund’s 529 share classes is made. Each fund has entered into an agreement with MFD pursuant to which MFD receives an annual fee of up to 0.10% of the average daily net assets attributable to each 529 share class. The services provided by MFD, or a third party with which MFD contracts, include recordkeeping and tax reporting and account services, as well as services designed to maintain the program’s compliance with the Internal Revenue Code and other regulatory requirements. Program manager fees for the six months ended November 30, 2009, were as follows:

	MFS® Conservative Allocation Fund	MFS® Moderate Allocation Fund	MFS® Growth Allocation Fund	MFS® Aggressive Growth Allocation Fund
Class 529A	$14,333	$18,709	$24,558	$15,732
Class 529B	5,532	10,310	14,648	6,480
Class 529C	8,906	8,780	10,999	5,269
Total Program Manager Fees	$28,771	$37,799	$50,205	$27,481

Shareholder Servicing Agent – MFS Service Center, Inc. (MFSC), a wholly-owned subsidiary of MFS, provides shareholder services and transfer agent services to the funds. Under a Special Servicing Agreement among MFS, each MFS fund which invests in other MFS funds (“MFS fund-of-funds”) and the underlying funds (other than the MFS Global Real Estate Fund) in which a MFS fund-of-funds invests (“underlying funds”), each underlying fund may pay a portion of each MFS fund-of-fund’s transfer agent-related expenses, including out-of-pocket and sub-accounting fees, to the extent such payments do not exceed the benefits realized or expected to be realized by the underlying fund from the investment in the underlying fund by the MFS fund-of-fund. For the six months ended November 30, 2009, shareholder servicing expenses incurred by the funds, including out-of-pocket expenses, are disclosed on the Statements of Operations.

Administrator – MFS provides certain financial, legal, shareholder communications, compliance, and other administrative services to each fund. Under an administrative services agreement, each fund partially reimburses MFS the costs incurred to provide these services. Each fund pays an annual fixed amount of $17,500. The administrative services fee incurred for the six months ended November 30, 2009 was equivalent to the following annual effective rates of each fund’s average daily net assets:

MFS® Conservative Allocation Fund	MFS® Moderate Allocation Fund	MFS® Growth Allocation Fund	MFS® Aggressive Growth Allocation Fund
0.0023%	0.0010%	0.0009%	0.0020%

Notes to Financial Statements (unaudited) – continued

Trustees’ and Officers’ Compensation – Each fund pays compensation to independent Trustees in the form of a retainer, attendance fees, and additional compensation to Board and Committee chairpersons. The funds do not pay compensation directly to Trustees or officers of the funds who are also officers of the investment adviser, all of whom receive remuneration for their services to the funds from MFS. Certain officers and Trustees of the funds are officers or directors of MFS, MFD, and MFSC.

Other – Each fund and certain other funds managed by MFS (the funds) have entered into services agreements (the Agreements) which provide for payment of fees by the funds to Tarantino LLC and Griffin Compliance LLC in return for the provision of services of an Independent Chief Compliance Officer (ICCO) and Assistant ICCO, respectively, for the funds. The ICCO and Assistant ICCO are officers of the funds and the sole members of Tarantino LLC and Griffin Compliance LLC, respectively. The funds can terminate the Agreements with Tarantino LLC and Griffin Compliance LLC at any time under the terms of the Agreements. For the six months ended November 30, 2009, the aggregate fees paid by each fund to Tarantino LLC and Griffin Compliance LLC, which are included in miscellaneous expense on the Statements of Operations, amounted to the following:

MFS® Conservative Allocation Fund	MFS® Moderate Allocation Fund	MFS® Growth Allocation Fund	MFS® Aggressive Growth Allocation Fund
$3,281	$7,728	$8,540	$3,811

MFS has agreed to reimburse each fund for a portion of the payments made by the funds in the amounts which are shown as a reduction of total expenses in the Statements of Operations. Additionally, MFS has agreed to bear all expenses associated with office space, other administrative support, and supplies provided to the ICCO and Assistant ICCO.

MFS® Conservative Allocation Fund	MFS® Moderate Allocation Fund	MFS® Growth Allocation Fund	MFS® Aggressive Growth Allocation Fund
$2,058	$4,868	$5,381	$2,410

(4)	Portfolio Securities

Purchases and sales of shares of underlying funds aggregated the following:

	MFS® Conservative Allocation Fund	MFS® Moderate Allocation Fund	MFS® Growth Allocation Fund	MFS® Aggressive Growth Allocation Fund
Purchases	$67,544,459	$85,430,929	$34,138,099	$24,492,478
Sales	$22,943,596	$100,005,725	$84,824,973	$77,900,249

(5)	Shares of Beneficial Interest

Each fund’s Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest. Transactions in fund shares were as follows:

	MFS® Conservative Allocation Fund				MFS® Moderate Allocation Fund
	Six months ended 11/30/09		Year ended 5/31/09		Six months ended 11/30/09		Year ended 5/31/09
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount
Shares sold
Class A	5,759,397	$64,954,366	11,574,507	$119,680,923	7,692,187	$87,530,858	15,177,562	$161,395,929
Class B	921,041	10,276,324	2,597,008	26,763,615	1,707,155	19,190,762	3,664,266	38,627,425
Class C	2,394,763	26,649,132	4,480,760	46,156,806	2,983,470	33,595,455	6,482,705	66,839,578
Class I	663,849	7,386,988	1,185,669	12,467,447	795,599	9,158,725	1,017,308	10,913,678
Class R1	280,182	3,067,316	542,720	5,446,838	406,682	4,449,859	1,020,030	10,697,645
Class R2	1,180,521	13,041,423	2,403,548	24,699,844	1,813,694	20,343,941	3,731,401	39,183,310
Class R3	796,893	8,915,277	1,964,384	20,978,455	1,073,945	12,180,525	2,799,321	29,978,851
Class R4	370,883	4,190,949	1,430,857	15,089,680	1,217,185	13,956,993	3,274,688	35,239,618
Class 529A	498,058	5,465,938	921,132	9,550,302	585,065	6,576,183	986,190	10,420,961
Class 529B	229,576	2,466,350	423,262	4,347,074	250,922	2,773,270	495,416	5,188,492
Class 529C	322,384	3,497,440	758,840	7,626,655	339,079	3,745,761	713,212	7,183,931
	13,417,547	$149,911,503	28,282,687	$292,807,639	18,864,983	$213,502,332	39,362,099	$415,669,418

Notes to Financial Statements (unaudited) – continued

	MFS® Conservative Allocation Fund				MFS® Moderate Allocation Fund
	Six months ended 11/30/09		Year ended 5/31/09		Six months ended 11/30/09		Year ended 5/31/09
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount
Shares issued to shareholders in reinvestment of distributions
Class A	—	$—	1,000,767	$9,637,387	—	$—	2,584,609	$24,424,636
Class B	—	—	366,113	3,511,269	—	—	1,098,780	10,317,541
Class C	—	—	334,768	3,197,034	—	—	780,862	7,316,683
Class I	—	—	120,636	1,167,757	—	—	168,613	1,606,883
Class R1	—	—	48,069	450,890	—	—	110,245	1,015,364
Class R2	—	—	203,810	1,919,886	—	—	516,195	4,805,773
Class R3	—	—	102,919	984,932	—	—	380,169	3,573,588
Class R4	—	—	87,106	837,093	—	—	276,045	2,603,100
Class 529A	—	—	103,139	989,103	—	—	137,904	1,299,057
Class 529B	—	—	29,607	280,678	—	—	66,548	620,897
Class 529C	—	—	51,918	492,181	—	—	48,939	456,110
	—	$—	2,448,852	$23,468,210	—	$—	6,168,909	$58,039,632

Shares reacquired
Class A	(3,316,026)	$(37,037,441)	(10,628,874)	$(108,067,661)	(7,128,509)	$(79,912,937)	(21,013,706)	$(218,302,220)
Class B	(1,417,604)	(15,752,403)	(4,619,570)	(47,157,776)	(3,417,220)	(38,313,327)	(10,795,594)	(112,627,663)
Class C	(1,224,097)	(13,516,304)	(4,592,030)	(46,539,608)	(2,569,835)	(28,629,843)	(9,306,095)	(95,450,457)
Class I	(1,707,543)	(19,682,720)	(1,131,662)	(12,045,077)	(3,339,442)	(39,448,852)	(1,193,373)	(12,860,651)
Class R1	(275,592)	(3,013,384)	(504,635)	(4,962,604)	(417,245)	(4,573,746)	(827,999)	(8,221,355)
Class R2	(809,843)	(8,935,995)	(2,136,004)	(21,863,141)	(1,801,120)	(20,260,088)	(3,846,365)	(39,824,938)
Class R3	(507,322)	(5,764,679)	(1,608,398)	(16,653,472)	(1,142,601)	(13,070,657)	(2,723,352)	(28,725,283)
Class R4	(239,174)	(2,696,443)	(1,664,629)	(17,195,310)	(742,031)	(8,435,531)	(2,887,443)	(29,790,267)
Class 529A	(436,709)	(4,779,170)	(860,026)	(8,858,159)	(419,829)	(4,648,809)	(917,638)	(9,588,815)
Class 529B	(61,876)	(662,642)	(128,082)	(1,286,197)	(255,180)	(2,759,802)	(599,312)	(6,192,116)
Class 529C	(249,563)	(2,741,500)	(636,113)	(6,432,790)	(234,577)	(2,587,839)	(542,318)	(5,568,872)
	(10,245,349)	$(114,582,681)	(28,510,023)	$(291,061,795)	(21,467,589)	$(242,641,431)	(54,653,195)	$(567,152,637)

Net change
Class A	2,443,371	$27,916,925	1,946,400	$21,250,649	563,678	$7,617,921	(3,251,535)	$(32,481,655)
Class B	(496,563)	(5,476,079)	(1,656,449)	(16,882,892)	(1,710,065)	(19,122,565)	(6,032,548)	(63,682,697)
Class C	1,170,666	13,132,828	223,498	2,814,232	413,635	4,965,612	(2,042,528)	(21,294,196)
Class I	(1,043,694)	(12,295,732)	174,643	1,590,127	(2,543,843)	(30,290,127)	(7,452)	(340,090)
Class R1	4,590	53,932	86,154	935,124	(10,563)	(123,887)	302,276	3,491,654
Class R2	370,678	4,105,428	471,354	4,756,589	12,574	83,853	401,231	4,164,145
Class R3	289,571	3,150,598	458,905	5,309,915	(68,656)	(890,132)	456,138	4,827,156
Class R4	131,709	1,494,506	(146,666)	(1,268,537)	475,154	5,521,462	663,290	8,052,451
Class 529A	61,349	686,768	164,245	1,681,246	165,236	1,927,374	206,456	2,131,203
Class 529B	167,700	1,803,708	324,787	3,341,555	(4,258)	13,468	(37,348)	(382,727)
Class 529C	72,821	755,940	174,645	1,686,046	104,502	1,157,922	219,833	2,071,169
	3,172,198	$35,328,822	2,221,516	$25,214,054	(2,602,606)	$(29,139,099)	(9,122,187)	$(93,443,587)

Notes to Financial Statements (unaudited) – continued

	MFS® Growth Allocation Fund				MFS® Aggressive Growth Allocation Fund
	Six months ended 11/30/09		Year ended 5/31/09		Six months ended 11/30/09		Year ended 5/31/09
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount
Shares sold
Class A	7,062,529	$79,760,632	15,811,881	$167,534,927	2,907,796	$32,251,653	7,413,321	$77,537,263
Class B	1,563,605	17,467,927	3,817,241	40,471,915	541,358	5,910,176	1,726,747	18,049,326
Class C	2,438,496	27,075,465	5,560,915	57,669,335	943,310	10,324,929	2,262,815	23,070,556
Class I	638,198	7,037,598	1,474,902	15,806,267	662,069	7,210,382	1,413,851	14,989,036
Class R1	412,665	4,414,529	1,120,338	11,537,838	269,940	2,845,134	761,540	7,776,341
Class R2	1,515,615	16,675,857	3,670,291	38,618,888	907,941	9,872,156	2,405,956	24,626,476
Class R3	833,454	9,291,575	2,164,738	22,928,950	766,981	8,476,025	7,444,066	18,477,117
Class R4	533,227	6,067,556	1,604,359	17,367,746	810,002	9,117,305	2,106,916	22,728,099
Class 529A	748,124	8,301,799	1,252,199	13,309,259	303,123	3,356,068	736,163	7,533,565
Class 529B	332,612	3,621,733	659,175	6,789,114	93,716	1,005,003	214,150	2,200,287
Class 529C	312,355	3,426,771	841,887	8,064,260	94,248	1,018,177	331,143	3,091,980
	16,390,880	$183,141,442	37,977,926	$400,098,499	8,300,484	$91,387,008	26,816,668	$220,080,046

Shares issued to shareholders in reinvestment of distributions
Class A	—	$—	3,278,947	$29,871,068	—	$—	1,257,703	$11,030,208
Class B	—	—	1,397,919	12,637,077	—	—	508,178	4,395,770
Class C	—	—	999,968	9,019,713	—	—	384,173	3,319,258
Class I	—	—	258,609	2,368,860	—	—	182,343	1,617,384
Class R1	—	—	130,481	1,153,458	—	—	76,119	647,020
Class R2	—	—	580,141	5,192,266	—	—	293,518	2,530,126
Class R3	—	—	343,187	3,105,838	—	—	168,427	1,468,687
Class R4	—	—	245,761	2,233,965	—	—	248,567	2,179,933
Class 529A	—	—	192,582	1,746,722	—	—	126,668	1,105,983
Class 529B	—	—	99,383	890,473	—	—	56,823	486,975
Class 529C	—	—	62,151	556,248	—	—	36,491	312,065
	—	$—	7,589,129	$68,775,688	—	$—	3,339,010	$29,093,409

Shares reacquired
Class A	(6,884,076)	$(77,786,124)	(20,019,492)	$(208,736,203)	(3,700,207)	$(40,942,075)	(8,177,087)	$(85,191,008)
Class B	(3,328,804)	(37,104,137)	(10,403,567)	(108,226,196)	(1,378,864)	(15,091,889)	(3,583,132)	(36,596,034)
Class C	(2,788,363)	(31,151,462)	(9,006,259)	(92,946,022)	(1,314,651)	(14,433,562)	(3,223,721)	(33,063,163)
Class I	(4,018,213)	(47,259,121)	(1,119,453)	(11,762,159)	(3,013,110)	(35,158,901)	(1,178,772)	(12,774,945)
Class R1	(495,770)	(5,402,799)	(896,846)	(9,148,301)	(325,574)	(3,446,608)	(632,388)	(6,382,860)
Class R2	(1,589,705)	(17,665,411)	(3,222,593)	(34,301,825)	(1,036,278)	(11,321,341)	(2,004,541)	(20,554,029)
Class R3	(765,244)	(8,642,936)	(2,114,641)	(22,579,547)	(602,604)	(6,758,375)	(7,114,084)	(15,456,088)
Class R4	(543,028)	(6,145,747)	(2,664,396)	(26,905,638)	(739,110)	(8,403,342)	(3,781,006)	(37,691,764)
Class 529A	(463,584)	(5,161,588)	(936,468)	(9,536,082)	(437,177)	(4,750,988)	(838,701)	(8,712,480)
Class 529B	(250,486)	(2,728,517)	(538,839)	(5,455,354)	(263,628)	(2,777,517)	(553,309)	(5,571,951)
Class 529C	(197,671)	(2,124,049)	(391,904)	(3,965,189)	(120,322)	(1,254,106)	(212,081)	(2,083,496)
	(21,324,944)	$(241,171,891)	(51,314,458)	$(533,562,516)	(12,931,525)	$(144,338,704)	(31,298,822)	$(264,077,818)

Notes to Financial Statements (unaudited) – continued

	MFS® Growth Allocation Fund				MFS® Aggressive Growth Allocation Fund
	Six months ended 11/30/09		Year ended 5/31/09		Six months ended 11/30/09		Year ended 5/31/09
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount

Net change
Class A	178,453	$1,974,508	(928,664)	$(11,330,208)	(792,411)	$(8,690,422)	493,937	$3,376,463
Class B	(1,765,199)	(19,636,210)	(5,188,407)	(55,117,204)	(837,506)	(9,181,713)	(1,348,207)	(14,150,938)
Class C	(349,867)	(4,075,997)	(2,445,376)	(26,256,974)	(371,341)	(4,108,633)	(576,733)	(6,673,349)
Class I	(3,380,015)	(40,221,523)	614,058	6,412,968	(2,351,041)	(27,948,519)	417,422	3,831,475
Class R1	(83,105)	(988,270)	353,973	3,542,995	(55,634)	(601,474)	205,271	2,040,501
Class R2	(74,090)	(989,554)	1,027,839	9,509,329	(128,337)	(1,449,185)	694,933	6,602,573
Class R3	68,210	648,639	393,284	3,455,241	164,377	1,717,650	498,409	4,489,716
Class R4	(9,801)	(78,191)	(814,276)	(7,303,927)	70,892	713,963	(1,425,523)	(12,783,732)
Class 529A	284,540	3,140,211	508,313	5,519,899	(134,054)	(1,394,920)	24,130	(72,932)
Class 529B	82,126	893,216	219,719	2,224,233	(169,912)	(1,772,514)	(282,336)	(2,884,689)
Class 529C	114,684	1,302,722	512,134	4,655,319	(26,074)	(235,929)	155,553	1,320,549
	(4,934,064)	$(58,030,449)	(5,747,403)	$(64,688,329)	(4,631,041)	$(52,951,696)	(1,143,144)	$(14,904,363)

(6)	Line of Credit

Each fund and certain other funds managed by MFS participate in a $1.1 billion unsecured committed line of credit, subject to a $1 billion sublimit, provided by a syndication of banks under a credit agreement. Borrowings may be made for temporary financing needs. Interest is charged to each fund, based on its borrowings, generally at a rate equal to the higher of the Federal Reserve funds rate or one month LIBOR plus an agreed upon spread. A commitment fee, based on the average daily, unused portion of the committed line of credit, is allocated among the participating funds at the end of each calendar quarter. In addition, each fund and other funds managed by MFS have established unsecured uncommitted borrowing arrangements with certain banks for temporary financing needs. Interest is charged to each fund, based on its borrowings, at a rate equal to the Federal Reserve funds rate plus an agreed upon spread. For the six months ended November 30, 2009, each fund’s commitment fee and interest expense were as follows and are included in miscellaneous expense on the Statement of Operations:

	MFS® Conservative Allocation Fund	MFS® Moderate Allocation Fund	MFS® Growth Allocation Fund	MFS® Aggressive Growth Allocation Fund
Commitment Fee	$6,566	$16,141	$17,673	$7,949
Interest Expense	—	—	—	—

(7)	Transactions in Underlying Funds-Affiliated Issuers

An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the fund assumes the following to be affiliated issuers:

	MFS® Conservative Allocation Fund
Underlying Funds	Beginning Share/Par Amount	Acquisitions Shares/Par Amount	Dispositions Shares/Par Amount	Ending Share/Par Amount
MFS Core Growth Fund	3,042,765	149,076	(70,502)	3,121,339
MFS Diversified Target Return Fund	1,739,434	111,097	(15,803)	1,834,728
MFS Emerging Markets Debt Fund	2,725,057	203,064	(26,172)	2,901,949
MFS Global Real Estate Fund	507,383	1,887	(73,194)	436,076
MFS Government Securities Fund	6,608,305	1,429,363	(13,545)	8,024,123
MFS High Income Fund	12,846,958	653,219	(520,763)	12,979,414
MFS Inflation-Adjusted Bond Fund	6,855,837	1,138,510	(29,255)	7,965,092
MFS International Growth Fund	784,126	3,529	(73,668)	713,987
MFS International Value Fund	730,292	22,606	(65,428)	687,470
MFS Limited Maturity Fund	11,277,781	1,972,206	(17,523)	13,232,464
MFS Mid Cap Growth Fund	4,863,658	170,207	(337,893)	4,695,972
MFS Mid Cap Value Fund	3,389,858	85,634	(253,704)	3,221,788
MFS New Discovery Fund	992,787	19,646	(114,641)	897,792
MFS Research Bond Fund	14,711,789	1,570,488	(53,749)	16,228,528
MFS Research Fund	2,688,333	76,318	(140,312)	2,624,339
MFS Research International Fund	2,478,199	28,016	(245,431)	2,260,784
MFS Value Fund	2,357,098	103,418	(71,865)	2,388,651

Notes to Financial Statements (unaudited) – continued

	MFS® Conservative Allocation Fund
Underlying Funds	Realized Gain (Loss)	Capital Gain Distributions	Dividend Income	Ending Value
MFS Core Growth Fund	$(338,698)	$—	$—	$49,254,730
MFS Diversified Target Return Fund	5,106	—	—	16,237,340
MFS Emerging Markets Debt Fund	6,595	—	1,198,613	40,685,321
MFS Global Real Estate Fund	496,398	—	—	8,259,285
MFS Government Securities Fund	5,424	—	1,480,835	82,006,534
MFS High Income Fund	81,157	—	1,662,852	41,014,950
MFS Inflation-Adjusted Bond Fund	493	—	947,565	82,199,746
MFS International Growth Fund	538,418	—	—	16,386,004
MFS International Value Fund	531,274	—	—	16,244,916
MFS Limited Maturity Fund	(4,325)	—	1,557,734	81,908,954
MFS Mid Cap Growth Fund	453,064	—	—	32,683,965
MFS Mid Cap Value Fund	580,398	—	—	32,765,581
MFS New Discovery Fund	605,155	—	—	16,276,966
MFS Research Bond Fund	(30,498)	—	4,036,090	163,908,136
MFS Research Fund	(490,700)	—	—	57,368,048
MFS Research International Fund	(893,229)	—	—	32,645,720
MFS Value Fund	(257,797)	—	403,219	49,134,552
	$1,288,235	$—	$11,286,908	$818,980,748

	MFS® Moderate Allocation Fund
Underlying Funds	Beginning Share/Par Amount	Acquisitions Shares/Par Amount	Dispositions Shares/Par Amount	Ending Share/Par Amount
MFS Core Growth Fund	10,787,005	137,031	(155,736)	10,768,300
MFS Diversified Target Return Fund	2,054,306	45,851	(8)	2,100,149
MFS Emerging Markets Debt Fund	6,441,668	287,903	(63,488)	6,666,083
MFS Global Real Estate Fund	2,389,160	21,696	(419,212)	1,991,644
MFS Government Securities Fund	15,551,878	2,931,491	(88,359)	18,395,010
MFS High Income Fund	30,393,999	1,447,025	(2,029,084)	29,811,940
MFS Inflation-Adjusted Bond Fund	8,066,409	1,262,038	(123,579)	9,204,868
MFS International Growth Fund	2,781,422	9,719	(332,366)	2,458,775
MFS International New Discovery Fund	1,190,897	1,198	(172,870)	1,019,225
MFS International Value Fund	2,592,871	40,826	(284,084)	2,349,613
MFS Mid Cap Growth Fund	20,101,136	204,490	(1,499,702)	18,805,924
MFS Mid Cap Value Fund	14,012,907	172,222	(1,300,379)	12,884,750
MFS New Discovery Fund	3,510,456	77,203	(541,179)	3,046,480
MFS Research Bond Fund	26,031,472	2,225,772	(319,270)	27,937,974
MFS Research Fund	8,161,294	62,856	(476,438)	7,747,712
MFS Research International Fund	8,790,495	49,857	(1,084,347)	7,756,005
MFS Value Fund	8,370,833	149,197	(282,589)	8,237,441

Underlying Funds	Realized Gain (Loss)	Capital Gain Distributions	Dividend Income	Ending Value
MFS Core Growth Fund	$(706,534)	$—	$—	$169,923,778
MFS Diversified Target Return Fund	1,185,249	—	—	18,586,318
MFS Emerging Markets Debt Fund	(647)	—	2,812,619	93,458,488
MFS Global Real Estate Fund	2,936,956	—	—	37,721,731
MFS Government Securities Fund	34,716	—	3,426,860	187,997,001
MFS High Income Fund	(1,807,463)	—	3,881,908	94,205,729
MFS Inflation-Adjusted Bond Fund	23,063	—	1,098,229	94,994,238
MFS International Growth Fund	2,255,467	—	—	56,428,881
MFS International New Discovery Fund	1,034,712	—	—	18,865,859
MFS International Value Fund	2,160,107	—	—	55,521,367
MFS Mid Cap Growth Fund	(2,562,029)	—	—	130,889,233
MFS Mid Cap Value Fund	(4,446,087)	—	—	131,037,905
MFS New Discovery Fund	2,906,946	—	—	55,232,688
MFS Research Bond Fund	(110,331)	—	7,088,329	282,173,535
MFS Research Fund	—	—	—	169,364,983
MFS Research International Fund	(1,422,274)	—	—	111,996,717
MFS Value Fund	(1,147,969)	—	1,429,870	169,444,167
	$333,882	$—	$19,737,815	$1,877,842,618

Notes to Financial Statements (unaudited) – continued

	MFS® Growth Allocation Fund
Underlying Funds	Beginning Share/Par Amount	Acquisitions Shares/Par Amount	Dispositions Shares/Par Amount	Ending Share/Par Amount
MFS Core Growth Fund	15,535,251	309,479	(11,338)	15,833,392
MFS Diversified Target Return Fund	2,220,695	60,733	—	2,281,428
MFS Emerging Markets Debt Fund	6,969,149	372,402	(54,920)	7,286,631
MFS Emerging Markets Equity Fund	856,660	—	(109,222)	747,438
MFS Global Real Estate Fund	3,802,858	1,351	(459,165)	3,345,044
MFS High Income Fund	33,016,865	1,460,503	(1,478,369)	32,998,999
MFS Inflation-Adjusted Bond Fund	8,693,661	885,531	—	9,579,192
MFS International Growth Fund	4,990,526	—	(432,115)	4,558,411
MFS International New Discovery Fund	2,557,943	—	(283,134)	2,274,809
MFS International Value Fund	4,671,181	6,493	(326,673)	4,351,001
MFS Mid Cap Growth Fund	27,898,203	76,018	(1,060,619)	26,913,602
MFS Mid Cap Value Fund	19,480,720	59,891	(999,341)	18,541,270
MFS New Discovery Fund	5,077,002	846	(507,901)	4,569,947
MFS Research Bond Fund	9,396,068	625,699	(13,583)	10,008,184
MFS Research Fund	8,811,626	43,602	(227,124)	8,628,104
MFS Research International Fund	12,663,526	—	(1,140,612)	11,522,914
MFS Value Fund	12,056,229	166,177	(31,274)	12,191,132

Underlying Funds	Realized Gain (Loss)	Capital Gain Distributions	Dividend Income	Ending Value
MFS Core Growth Fund	$(46,702)	$—	$—	$249,850,924
MFS Diversified Target Return Fund	—	—	—	20,190,638
MFS Emerging Markets Debt Fund	(2,410)	—	3,069,411	102,158,565
MFS Emerging Markets Equity Fund	1,122,922	—	—	21,062,794
MFS Global Real Estate Fund	3,532,770	—	—	63,355,126
MFS High Income Fund	(1,177,452)	—	4,295,074	104,276,836
MFS Inflation-Adjusted Bond Fund	—	—	1,165,802	98,857,261
MFS International Growth Fund	3,169,628	—	—	104,615,530
MFS International New Discovery Fund	24,602	—	—	42,106,720
MFS International Value Fund	2,458,163	—	—	102,814,143
MFS Mid Cap Growth Fund	(2,023,773)	—	—	187,318,673
MFS Mid Cap Value Fund	(3,666,064)	—	—	188,564,716
MFS New Discovery Fund	2,605,639	—	—	82,853,139
MFS Research Bond Fund	(6,729)	—	2,559,733	101,082,656
MFS Research Fund	36,039	—	—	188,610,351
MFS Research International Fund	(937,101)	—	—	166,390,877
MFS Value Fund	(171,035)	—	2,085,276	250,771,594
	$4,918,497	$—	$13,175,296	$2,074,880,543

	MFS® Aggressive Growth Allocation Fund
Underlying Funds	Beginning Share/Par Amount	Acquisitions Shares/Par Amount	Dispositions Shares/Par Amount	Ending Share/Par Amount
MFS Core Growth Fund	7,905,252	574,815	(311,709)	8,168,358
MFS Emerging Markets Equity Fund	768,054	2,659	(126,475)	644,238
MFS Global Real Estate Fund	2,958,757	27,321	(561,144)	2,424,934
MFS International Growth Fund	3,523,886	19,337	(361,478)	3,181,745
MFS International New Discovery Fund	2,289,994	13,839	(324,942)	1,978,891
MFS International Value Fund	3,308,837	79,729	(313,448)	3,075,118
MFS Mid Cap Growth Fund	15,061,005	367,955	(1,003,141)	14,425,819
MFS Mid Cap Value Fund	10,634,948	240,276	(945,273)	9,929,951
MFS New Discovery Fund	2,905,985	36,676	(454,237)	2,488,424
MFS Research Fund	4,310,963	144,538	(247,701)	4,207,800
MFS Research International Fund	5,597,128	39,020	(596,246)	5,039,902
MFS Value Fund	6,205,557	296,035	(230,992)	6,270,600

Notes to Financial Statements (unaudited) – continued

	MFS® Aggressive Growth Allocation Fund
Underlying Funds	Realized Gain (Loss)	Capital Gain Distributions	Dividend Income	Ending Value
MFS Core Growth Fund	$(1,501,270)	$—	$—	$128,896,694
MFS Emerging Markets Equity Fund	1,172,282	—	—	18,154,636
MFS Global Real Estate Fund	3,549,031	—	—	45,928,252
MFS International Growth Fund	2,341,196	—	—	73,021,045
MFS International New Discovery Fund	(911,980)	—	—	36,629,268
MFS International Value Fund	1,763,210	—	—	72,665,037
MFS Mid Cap Growth Fund	(2,002,315)	—	—	100,403,703
MFS Mid Cap Value Fund	(3,722,698)	—	—	100,987,601
MFS New Discovery Fund	(574,956)	—	—	45,115,126
MFS Research Fund	(524,229)	—	—	91,982,515
MFS Research International Fund	(2,318,895)	—	—	72,776,185
MFS Value Fund	(1,299,052)	—	1,082,372	128,986,248
	$(4,029,676)	$—	$1,082,372	$915,546,310

BOARD REVIEW OF INVESTMENT ADVISORY AGREEMENT

MFS® Asset Allocation Funds

MFS® Conservative Allocation Fund

MFS® Moderate Allocation Fund

MFS® Growth Allocation Fund

MFS® Aggressive Growth Allocation Fund

The Investment Company Act of 1940 requires that both the full Board of Trustees and a majority of the non-interested (“independent”) Trustees, voting separately, annually approve the continuation of the Funds’ investment advisory agreement with MFS. The Trustees consider matters bearing on the Funds and their advisory arrangements at their meetings throughout the year, including a review of performance data at each regular meeting. In addition, the independent Trustees met several times over the course of three months beginning in May and ending in July, 2009 (“contract review meetings”) for the specific purpose of considering whether to approve the continuation of the investment advisory agreement for the Funds and the other investment companies that the Board oversees (the “MFS Funds”). The independent Trustees were assisted in their evaluation of the Funds’ investment advisory agreement by independent legal counsel, from whom they received separate legal advice and with whom they met separately from MFS during various contract review meetings. The independent Trustees were also assisted in this process by the MFS Funds’ Independent Chief Compliance Officer, a full-time senior officer appointed by and reporting to the independent Trustees.

In connection with their deliberations regarding the continuation of the investment advisory agreement, the Trustees, including the independent Trustees, considered such information and factors as they believed, in light of the legal advice furnished to them and their own business judgment, to be relevant. The investment advisory agreement for the Funds was considered separately, although the Trustees also took into account the common interests of all MFS Funds in their review. As described below, the Trustees considered the nature, quality, and extent of the various investment advisory, administrative, and shareholder services performed by MFS under the existing investment advisory agreement and other arrangements with the Funds.

In connection with their contract review meetings, the Trustees received and relied upon materials that included, among other items: (i) information provided by Lipper Inc., an independent third party, on the investment performance of the Funds for various time periods ended December 31, 2008 and the investment performance of a group of funds with substantially similar investment classifications/objectives (the “Lipper performance universe”), (ii) information provided by Lipper Inc. on the Funds’ fees and expenses and the fees and expenses of comparable funds identified by Lipper Inc. (the “Lipper expense group”), (iii) information as to whether and to what extent applicable expense waivers and reimbursements are observed for the Funds, (iv) information regarding MFS’ financial results and financial condition, including MFS’ and certain of its affiliates’ estimated profitability from services performed for the Funds and the MFS Funds as a whole, (v) MFS’ views regarding the outlook for the mutual fund industry and the strategic business plans of MFS, (vi) descriptions of various functions performed by MFS for the Funds, such as compliance monitoring and portfolio trading practices, and (vii) information regarding the overall organization of MFS, including information about MFS’ senior management and other personnel providing investment advisory, administrative and other services to the Funds and the other MFS Funds. The comparative performance, fee and expense information prepared and provided by Lipper Inc. was not independently verified and the independent Trustees did not independently verify any information provided to them by MFS.

The Trustees’ conclusion as to the continuation of the investment advisory agreement was based on a comprehensive consideration of all information provided to the Trustees and not the result of any single factor. Some of the factors that figured particularly in the Trustees’ deliberations are described below, although individual Trustees may have evaluated the information presented differently from one another, giving different weights to various factors. It is also important to recognize that the fee arrangements for the Funds and other MFS Funds are the result of years of review and discussion between the independent Trustees and MFS, that certain aspects of such arrangements may receive greater scrutiny in some years than in others, and that the Trustees’ conclusions may be based, in part, on their consideration of these same arrangements during the course of the year and in prior years.

MFS® Conservative Allocation Fund

Based on information provided by Lipper Inc., the Trustees reviewed the Fund’s Class A total return investment performance as well as the performance of peer groups of funds over various time periods. The Trustees placed particular emphasis on the total return performance of the Fund’s Class A shares in comparison to the performance of similar funds in its Lipper performance universe over the three-year period ended December 31, 2008, which the Trustees believed was a long enough period to reflect differing market conditions. The total return performance of the Fund’s Class A shares was in the 2nd quintile relative to the other funds in the universe for this three-year period (the 1st quintile being the best performers and the 5th quintile being the

Board Review of Investment Advisory Agreement – continued

worst performers). The total return performance of the Fund’s Class A shares was in the 3rd quintile for the one-year period and the 2nd quintile for the five-year period ended December 31, 2008 relative to the Lipper performance universe.

In the course of their deliberations, the Trustees took into account information provided by MFS in connection with the contract review meetings, as well as during investment review meetings conducted with portfolio management personnel during the course of the year regarding the Fund’s performance. After reviewing these and related factors, the Trustees concluded, within the context of their overall conclusions regarding the investment advisory agreement, that they were satisfied with MFS’ responses and efforts relating to investment performance.

MFS® Moderate Allocation Fund

Based on information provided by Lipper Inc., the Trustees reviewed the Fund’s Class A total return investment performance as well as the performance of peer groups of funds over various time periods. The Trustees placed particular emphasis on the total return performance of the Fund’s Class A shares in comparison to the performance of similar funds in its Lipper performance universe over the three-year period ended December 31, 2008, which the Trustees believed was a long enough period to reflect differing market conditions. The total return performance of the Fund’s Class A shares was in the 3rd quintile relative to the other funds in the universe for this three-year period (the 1st quintile being the best performers and the 5th quintile being the worst performers). The total return performance of the Fund’s Class A shares was in the 3rd quintile for the one-year period and the 2nd quintile for the five-year period ended December 31, 2008 relative to the Lipper performance universe.

In the course of their deliberations, the Trustees took into account information provided by MFS in connection with the contract review meetings, as well as during investment review meetings conducted with portfolio management personnel during the course of the year regarding the Funds’ performance. After reviewing these and related factors, the Trustees concluded, within the context of their overall conclusions regarding the investment advisory agreement, that they were satisfied with MFS’ responses and efforts relating to investment performance.

MFS® Growth Allocation Fund

Based on information provided by Lipper Inc., the Trustees reviewed the Fund’s Class A total return investment performance as well as the performance of peer groups of funds over various time periods. The Trustees placed particular emphasis on the total return performance of the Fund’s Class A shares in comparison to the performance of similar funds in its Lipper performance universe over the three-year period ended December 31, 2008, which the Trustees believed was a long enough period to reflect differing market conditions. The total return performance of the Fund’s Class A shares was in the 4th quintile relative to the other funds in the universe for this three-year period (the 1st quintile being the best performers and the 5th quintile being the worst performers). The total return performance of the Fund’s Class A shares was in the 5th quintile for the one-year period and the 3rd quintile for the five-year period ended December 31, 2008 relative to the Lipper performance universe.

The Trustees expressed concern to MFS about the substandard investment performance of the Fund. In the course of their deliberations, the Trustees took into account information provided by MFS in connection with the contract review meetings, as well as during investment review meetings conducted with portfolio management personnel during the course of the year, as to MFS’ efforts to improve the Fund’s performance, including changes to the Fund’s portfolio management team. In addition, the Trustees requested that they receive a separate update on the Fund’s performance at each of their regular meetings. After reviewing these and related factors, the Trustees concluded, within the context of their overall conclusions regarding the investment advisory agreement, that MFS’ responses and efforts and plans to improve investment performance were sufficient to support approval of the continuance of the investment advisory agreement for an additional one year period, but that they would continue to closely monitor the performance of the Fund.

MFS® Aggressive Growth Allocation Fund

Based on information provided by Lipper Inc., the Trustees reviewed the Fund’s Class A total return investment performance as well as the performance of peer groups of funds over various time periods. The Trustees placed particular emphasis on the total return performance of the Fund’s Class A shares in comparison to the performance of similar funds in its Lipper performance universe over the three-year period ended December 31, 2008, which the Trustees believed was a long enough period to reflect differing market conditions. The total return performance of the Fund’s Class A shares was in the 3rd quintile relative to the other funds in the universe for this three-year period (the 1st quintile being the best performers and the 5th quintile being the worst performers). The total return performance of the Fund’s Class A shares was in the 4th quintile for the one-year period and the 2nd quintile for the five-year period ended December 31, 2008 relative to the Lipper performance universe.

In the course of their deliberations, the Trustees took into account information provided by MFS in connection with the contract review meetings, as well as during investment review meetings conducted with portfolio management personnel during the course of the year regarding the Fund’s performance. After reviewing these and related factors, the Trustees

Board Review of Investment Advisory Agreement – continued

concluded, within the context of their overall conclusions regarding the investment advisory agreement, that they were satisfied with MFS’ responses and efforts relating to investment performance.

General

Because of the passage of time, the performance results stated above are likely to differ from the performance results for more recent periods, including those shown elsewhere in this report.

The Trustees considered that MFS does not charge any advisory fees for providing investment advisory services to the Funds, but that the Funds pay their pro rata share of the advisory fees paid by the underlying funds in which they invest (the “Underlying Funds”). The Trustees also considered that MFS currently observes an expense limitation for each Fund.

In assessing the reasonableness of the Funds’ expenses, the Trustees considered, among other information, the total expense ratios of the Funds’ Class A shares as a percentage of average daily net assets and the total expense ratios of peer groups of funds based on information provided by Lipper Inc., noting that the Funds’ total expense ratios were expected to be relatively low because, as noted above, the Funds do not bear advisory expenses. The Trustees considered that, according to the Lipper data (which takes into account any expense limitations that were in effect during the Funds’ last fiscal year): (i) the MFS Aggressive Growth Allocation Fund’s total expense ratio was higher than the Lipper expense group median; (ii) the MFS Conservative Allocation Fund’s total expense ratio was approximately at the Lipper expense group median; (iii) the MFS Growth Allocation Fund’s total expense ratio was approximately at the Lipper expense group median; and (iv) the MFS Moderate Allocation Fund’s total expense ratio was approximately at the Lipper expense group median. Because the Funds do not pay advisory fees, the Trustees did not consider the extent to which economies of scale would be realized due to the Funds’ growth of assets, whether fee levels reflect economies of scale for the Funds’ shareholders, or the fees paid by similar funds to other investment advisers or by other similar clients of MFS.

The Trustees also considered information prepared by MFS relating to MFS’ costs and profits with respect to the Funds, the MFS Funds considered as a group, and other investment companies and accounts advised by MFS, as well as MFS’ methodologies used to determine and allocate its costs to the MFS Funds, the Funds and other accounts and products for purposes of estimating profitability.

In addition, the Trustees considered MFS’ resources and related efforts to continue to retain, attract and motivate capable personnel to serve the Funds. The Trustees also considered current and developing conditions in the financial services industry, including the entry into the industry of large and well-capitalized companies which are spending, and appear to be prepared to continue to spend, substantial sums to engage personnel and to provide services to competing investment companies. In this regard, the Trustees also considered the financial resources of MFS and its ultimate parent, Sun Life Financial Inc. The Trustees also considered the advantages and possible disadvantages to the Funds of having an adviser that also serves other investment companies as well as other accounts.

The Trustees also considered the nature, quality, cost, and extent of administrative, transfer agency, and distribution services provided to the Funds by MFS and its affiliates under agreements and plans other than the investment advisory agreement, including any 12b-1 fees the Funds pay to MFS Fund Distributors, Inc., an affiliate of MFS. The Trustees also considered the nature, extent and quality of certain other services MFS performs or arranges for on the Funds’ or the Underlying Funds’ behalf, which may include securities lending programs, directed expense payment programs, class action recovery programs, and MFS’ interaction with third-party service providers, principally custodians and sub-custodians. The Trustees concluded that the various non-advisory services provided by MFS and its affiliates on behalf of the Funds were satisfactory.

The Trustees also considered benefits to MFS from the use of the Underlying Funds’ portfolio brokerage commissions, if applicable, to pay for investment research and various other factors. Additionally, the Trustees considered so-called “fall-out benefits” to MFS such as reputational value derived from serving as investment manager to the Funds.

Based on their evaluation of factors that they deemed to be material, including those factors described above, the Board of Trustees, including a majority of the independent Trustees, concluded that the Funds’ investment advisory agreement with MFS should be continued for an additional one-year period, commencing August 1, 2009.

A discussion regarding the Board’s most recent review and renewal of each fund’s Investment Advisory Agreement with MFS is available by clicking on the fund’s name under “Mutual Funds” in the “Products and Performance” section of the MFS Web site (mfs.com).

PROXY VOTING POLICIES AND INFORMATION

A general description of the MFS funds’ proxy voting policies and procedures is available without charge, upon request, by calling
1-800-225-2606, by visiting the Proxy Voting section of mfs.com or by visiting the SEC’s Web site at http://www.sec.gov.

Information regarding how the funds voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30 is available without charge by visiting the Proxy Voting section of mfs.com or by visiting the SEC’s Web site at http://www.sec.gov.

QUARTERLY PORTFOLIO DISCLOSURE

Each fund will file a complete schedule of portfolio holdings with the Securities and Exchange Commission (the Commission) for the first and third quarters of each fiscal year on Form N-Q. Each fund’s Form N-Q may be reviewed and copied at the:

Public Reference Room

Securities and Exchange Commission

100 F Street, NE, Room 1580

Washington, D.C. 20549

Information on the operation of the Public Reference Room may be obtained by calling the Commission at 1-800-SEC-0330. Each fund’s Form N-Q is available on the EDGAR database on the Commission’s Internet Web site at http://www.sec.gov, and copies of this information may be obtained, upon payment of a duplicating fee, by electronic request at the following e-mail address: publicinfo@sec.gov or by writing the Public Reference Section at the above address.

A shareholder can also obtain the quarterly portfolio holdings report at mfs.com.

FURTHER INFORMATION

From time to time, MFS may post important information about each fund or the MFS funds on the MFS web site (mfs.com). This information is available by visiting the “News & Commentary” section of mfs.com or by clicking on the fund’s name under “Mutual Funds” in the “Products and Performance” section of mfs.com.

CONTACT US

Web site

mfs.com

MFS TALK

1-800-637-8255

24 hours a day

Account service and literature

Shareholders

1-800-225-2606

Investment professionals

1-800-343-2829

Retirement plan services

1-800-637-1255

Mailing address

MFS Service Center, Inc.

P.O. Box 55824

Boston, MA 02205-5824

Overnight mail

MFS Service Center, Inc.

c/o Boston Financial Data Services

30 Dan Road

Canton, MA 02021-2809

Save paper with eDelivery. MFS® will send you prospectuses, reports, and proxies directly via e-mail so you will get information faster with less mailbox clutter. To sign up: 1. go to mfs.com. 2. log in via MFS® Access. 3. select eDelivery. If you own your MFS fund shares through a financial institution or a retirement plan, MFS® TALK, MFS Access, and eDelivery may not be available to you.

ITEM 2.	CODE OF ETHICS.

The Registrant has not amended any provision in its Code of Ethics (the “Code”) that relates to any element of the Code’s definition enumerated in paragraph (b) of Item 2 of this Form N-CSR.

ITEM 3.	AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable for semi-annual reports.

ITEM 4.	PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable for semi-annual reports.

ITEM 5.	AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable to the Registrant.

ITEM 6.	INVESTMENTS

A schedule of investments for each series of the Registrant is included as part of the report to shareholders of such series under Item 1 of this Form N-CSR.

ITEM 7.	DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable to the Registrant.

ITEM 8.	PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable to the Registrant.

ITEM 9.	PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable to the Registrant.

ITEM 10.	SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

There were no material changes to the procedures by which shareholders may send recommendations to the Board for nominees to the Registrant’s Board since the Registrant last provided disclosure as to such procedures in response to the requirements of Item 407 (c)(2)(iv) of Regulation S-K or this Item.

ITEM 11.	CONTROLS AND PROCEDURES.

(a)	Based upon their evaluation of the effectiveness of the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as conducted within 90 days of the filing date of this report on Form N-CSR, the registrant’s principal financial officer and principal executive officer have concluded that those disclosure controls and procedures provide reasonable assurance that the material information required to be disclosed by the registrant on this report is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms.

(b)	There were no changes in the registrant’s internal controls over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the second fiscal quarter of the period covered by the report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 12.	EXHIBITS.

(a)	File the exhibits listed below as part of this form. Letter or number the exhibits in the sequence indicated.

(1)	Any code of ethics, or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy the Item 2 requirements through filing of an exhibit.

(2)	A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2 under the Act (17 CFR 270.30a-2): Attached hereto.

(b)	If the report is filed under Section 13(a) or 15(d) of the Exchange Act, provide the certifications required by Rule 30a-2(b) under the Act (17 CFR 270.30a-2(b)), Rule 13a-14(b) or Rule 15d-14(b) under the Exchange Act (17 CFR 240.13a-14(b) or 240.15d-14(b)) and Section 1350 of Chapter 63 of Title 18 of the United States Code (18 U.S.C. 1350) as an exhibit. A certification furnished pursuant to this paragraph will not be deemed “filed” for the purposes of Section 18 of the Exchange Act (15 U.S.C. 78r), or otherwise subject to the liability of that section. Such certification will not be deemed to be incorporated by reference into any filing under the Securities Act of 1933 or the Exchange Act, except to the extent that the registrant specifically incorporates it by reference: Attached hereto.

Notice

A copy of the Amended and Restated Declaration of Trust, as amended, of the Registrant is on file with the Secretary of State of The Commonwealth of Massachusetts and notice is hereby given that this instrument is executed on behalf of the Registrant by an officer of the Registrant as an officer and not individually and the obligations of or arising out of this instrument are not binding upon any of the Trustees or shareholders individually, but are binding only upon the assets and property of the respective constituent series of the Registrant.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) MFS SERIES TRUST X

By (Signature and Title)*	MARIA F. DWYER
Maria F. Dwyer, President

Date: January 15, 2010

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	MARIA F. DWYER
Maria F. Dwyer, President (Principal Executive Officer)

Date: January 15, 2010

By (Signature and Title)*	JOHN M. CORCORAN
John M. Corcoran, Treasurer (Principal Financial Officer and Accounting Officer)

Date: January 15, 2010

*	Print name and title of each signing officer under his or her signature.